      STAGECOACH
        Funds





---------------
LIFEPATH(TM)
---------------
FUNDS
---------------
ANNUAL
---------------
REPORT
---------------                           [ARTWORK APPEARS HERE]






LifePath 2000 Fund(TM)

LifePath 2010 Fund(TM)

LifePath 2020 Fund(TM)

LifePath 2030 Fund(TM)

LifePath 2040 Fund(TM)





Retail Class

February 28, 1997                         NOT FDIC INSURED

--------------------

TABLE OF CONTENTS

Letter to Shareholders......................................................   1
Investment Advisor Discussion...............................................   3
STAGECOACH TRUST
 Statement of Assets and Liabilities........................................  12
 Statement of Operations....................................................  14
 Statements of Changes in Net Assets........................................  16
 Financial Highlights.......................................................  20
 Notes to the Financial Statements..........................................  25
 Independent Auditors' Report...............................................  30
MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
 LifePath Master Portfolios.................................................  32
MASTER INVESTMENT PORTFOLIO
 Statement of Assets and Liabilities........................................  98
 Statement of Operations.................................................... 100
 Statements of Changes in Net Assets........................................ 102
 Notes to the Financial Statements.......................................... 106
 Independent Auditors' Report............................................... 112

   STAGECOACH FUNDS:
   ---------------------------------------------------
   . are NOT FDIC insured
   . are NOT obligations of Wells
     Fargo Bank or Barclays Global
     Investors, N.A. ("BGI")
   . are NOT guaranteed by the Bank
     or BGI
   . involve investment risk,
     including possible loss of
     principal

     (THIS PAGE INTENTIONALLY LEFT BLANK)

                                           LETTER TO SHAREHOLDERS

TO OUR SHAREHOLDERS:
--------------------
We are pleased to present you with the 1997 LifePath Funds Annual Report.

Each year in the Annual Report we focus on the most recent twelve months per-formance and the economic factors which helped shape that performance. While this is a valuable and necessary exercise, focusing on a single period tends to artificially smooth over the ups and downs that are a natural part of invest-ing. By looking at only the returns for a single year, an investor can get an illusion of slow, steady progress that belies the true complexity of successful investing.

The year ended February 28, 1997 was a typical example. Market and investor ex-pectations changed frequently. Despite the predictions of some analysts, the period began with the end of the bond rally which peaked in January 1996. The stock market, which appeared to be over-valued after 1995's sustained rally, continued to climb despite setbacks in April, May and July in particular. By the end of the period, the stock market, as measured by the S&P 500 Index, showed a total return of 22.73% and the bond market, as measured by the Lehman Brothers Long-Term U.S. Treasury Bond Index, returned 2.13%.

In such conditions, the usual uncertainties of investing are magnified. A dis-ciplined, value-oriented, multi-level strategy can help investors capture value and achieve long-range goals. The LifePath Funds are built on such a strategy.

First, each Fund is designed with a long-term, strategic asset allocation strategy. For example, shareholders in the LifePath 2000 Fund are assumed to require greater price stability than those in the longer-horizon Funds. There-fore, the target asset allocation for the LifePath 2000 Fund is tipped towards less volatile investments. As a Fund's time-horizon approaches, the strategic asset allocation is adjusted accordingly by gradually switching to a more sta-ble, lower-risk profile.

But the economy does not offer a stagnant set of risk and reward relationships. As this year has shown, risk and reward ratios can change frequently. That is where tactical asset allocation plays an important role. Tactical asset alloca-tion attempts to recognize the short-term value in the markets and to react ac-cordingly to capture value. Tactical asset allocation can only succeed with re-liable information. The Funds' investment advisors examine a wide-range of quantitative and consensus-based

     LETTER TO SHAREHOLDERS

--------------------
information to determine which asset classes are under or over-valued, which are offering greater-than-usual rewards or greater-than-average risks.

The management discussion and performance figures which follow highlight the Funds' efforts last year to capture value for our investors. We hope you find it enlightening and we thank you for your continued investment.

--Stagecoach Funds April  1997

Each LifePath Fund invests in a corresponding LifePath Master Portfolio which in turn invests in the individual securities. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Long-Term U.S. Trea-sury Bond Index is an unmanaged index composed of U.S. Treasury bonds with 10-year or longer maturities.

                                    INVESTMENT ADVISOR DISCUSSION

--------------------
---------------------
Investment Advisor Discussion

HOW HAVE THE FUNDS PERFORMED OVER THE PREVIOUS YEAR?

The returns for the Funds' fiscal year, March 1, 1996 through February 28, 1997, for Class A shares (formerly the Retail Class of shares) were as follows:

LifePath 2000   6.74%
LifePath 2010  11.60%
LifePath 2020  14.65%
LifePath 2030  17.01%
LifePath 2040  20.17%

Please see the "Performance at a Glance" table for more complete performance information.

HOW DOES THAT COMPARE TO LAST YEAR?

Returns for the previous period, from March 1, 1995 through February 29, 1996 were as follows:

LifePath 2000  12.98%
LifePath 2010  19.40%
LifePath 2020  22.94%
LifePath 2030  26.53%
LifePath 2040  28.91%

As you can see, the returns this year are lower than the previous year, but they are still quite good. With the exception of the LifePath 2000 Fund, each Fund exceeded its since-inception average annual return.

The returns reflect what has happened in the economy. February 1995 through February 1996 was a period with tremendous returns in the equity markets and very strong returns in the fixed-income arena. For the year ended February 28, 1997, the equity market continued its strong performance, finishing not too far behind the previous year's record pace. The fixed-income market suffered, how-ever. There was a fairly direct correlation reflected in the Funds' returns. For example, the LifePath 2000 Fund is the Fund most heavily invested in the fixed-income market. The Fund returned 12.98% the previous year and 6.74% this year. The LifePath 2040 Fund, the one most heavily invested in stocks, returned 20.17% this year after bringing in 28.91% last year.

THE BOND MARKET RALLY OF 1995 DID NOT CONTINUE IN 1996. WHY? HOW DID THIS CHANGE AFFECT THE FUNDS' ALLOCATIONS?

The rally in 1995 was the result of several consecutive cuts in the federal funds target rate by the Federal Reserve Board. The target rate is considered the most sensitive indicator of interest rates throughout the economy. When in-terest rates decrease, the resale value of higher-paying, existing bonds in-

     INVESTMENT ADVISOR DISCUSSION

--------------------
crease. Each decrease in the rate
furthered the rally. Unfortunately, the last of the rate cuts came in January 1996. By February, when new unemployment figures showed a decrease in new fil-ings, suggesting that wage pressures were beginning to force prices higher, in-vestors began to fear that inflation was beginning to accelerate. Inflation typically brings interest rate increases. In March 1996, the beginning of the LifePath Funds' fiscal year, the market braced for bad news and bonds dropped off severely.

Fixed-income yields went on a tumultuous ride. According to Lehman Brothers figures, long-term yields began 1996 at 5.95%, reached 7.19% in July, closed 1996 at 6.64%, then finished February at 6.91%. That is a 1.25% (or 125 basis points) fluctuation despite the fact that short-term yields, such as money mar-kets, were very stable. The effect of change on the long-term end of the yield curve combined with stability on the short end was interesting. The year began with a relatively flat yield curve--meaning that long-term yields were not very much higher than short-term yields, with a spread of less than one hundred ba-sis points. As the long-term yields increased, the curve took a more tradi-tional shape, with a relatively steep difference between short-term and inter-mediate, while still being relatively flat from intermediate to long.

What this meant for the Funds was that the intermediate range became the more attractive place to invest and the allocations changed accordingly. Keep in mind that long-term bonds are inherently riskier than shorter or intermediate-term because they are subject to greater price fluctuations if interest rates change. Therefore, in order to justify making a larger investment in long-term bonds, the expected returns have to be high enough to justify the additional risk. This was not the case.

DID THE STOCK MARKET'S CONTINUED STRENGTH THROUGHOUT 1996 SURPRISE ANALYSTS?

There was certainly some difference of opinion about the market's strength. The debate intensified in March 1996 when the Dow Jones Industrial Average declined well over one hundred points. Many assumed it to be the end of the bull run be-gun in 1995, but that did not prove to be the case. During the Funds' fiscal year, the stock market, as measured by the S&P 500 Index showed a 22.73% gain-- very healthy, marking it as one of the strongest periods in recent history. During 1995 and 1996, the S&P 500 Index, it should be noted, showed the strong-est back-to-back returns since 1975-76, and have capped a

                                    INVESTMENT ADVISOR DISCUSSION

--------------------
fifteen year period during which stocks have returned on average approximately 16% per year.

Still, our analysts did show stocks to be overvalued at the beginning of 1996 on two fronts. First, we believed that stocks were overvalued in relation to stock earnings, and second, they were overvalued in relation to the risks and rewards offered by bonds. As the equity rally continued, however, the consensus of analysts showed increased earnings expectations which, in part, justified the continued rally.

WHAT WAS THE EFFECT OF THESE DEVELOPMENTS ON THE FUNDS' ALLOCATIONS?

Overall, allocations have remained fairly steady. The reasons for the most pro-nounced shift--the movement towards the intermediate government bond class-- have already been discussed. From February 1996 to February 1997, the interme-diate government bond allocation went from 57.62% to 72.58% in the LifePath 2000 Fund, to use the most extreme example. The LifePath 2030 Fund, which pre-viously had no investment in this class, had 3.51% invested at the end of Feb-ruary 1997. As for equity classes, there was a slight backing away from Large Cap Growth to Large Cap Value, although the Growth category is still larger in the longer-horizon Funds. There was also a slight increase in the Small and Mi-cro Cap classes. The Asset Class Mix presented in the Performance at A Glance section has a complete breakdown of investments in the Funds' portfolios.

WHAT ROLE DO THE VARIOUS CAP SIZES PLAY IN THE EQUITY ASSET CLASSES? WHAT IS "CAP SIZE" REFERRING TO?

"Cap" is short for capitalization. In this context it refers to the value of all of a company's shares of stock--essentially, the current stock price multi-plied by the number of outstanding shares. It is an accepted method of deter-mining a company's size. It is useful because different sized companies can be expected to behave in certain ways. Large Cap companies tend to be less risky investments than, say, a micro cap, or very small, company. Coca-Cola, to use an example of a large cap company, can be expected to be more stable than a start-up software company with less than a million dollars in sales. The allo-cation of the Funds' portfolios among investments with different cap sizes helps the Funds capture a more representative sample of the economy and to em-phasize different areas as values dictate.

EACH CAP SIZE WITHIN THE EQUITY ALLOCATION IS DIVIDED INTO "GROWTH" AND "VALUE". WHAT IS THE DIFFERENCE AND WHY ARE BOTH TYPES REPRESENTED?

"Growth" companies are usually in the part of their business cycle where their primary goal is capital

     INVESTMENT ADVISOR DISCUSSION

--------------------
appreciation. These companies usually reinvest most of their earnings for ex-pansion, research or development. Growth stocks are generally considered riski-er, but with a greater potential reward than "Value" stocks. Value stocks tend to be from companies in a more mature phase of their business cycle, pay sub-stantial dividends, and have lower price-to-earnings ratios. "Price-to-earn-ings" measures a stock's previous or projected dividends against its price to help determine the potential yield on an investment. Value stocks also tend to trade closer to their book values. Value stocks are often attractive to "bar-gain hunters" who hope to find stocks selling for less than their worth based on dividend yields, earnings expectations, intrinsic financial strength and other factors. Value stocks are considered less risky than growth, but have generally lower expected returns than growth stocks.

Typically, growth and value stocks move somewhat in opposition to each other, with growth stocks performing better when value stocks are slower. A good mix between growth and value stocks allows the Funds to capture a more representa-tive sample of the business cycle and develop a more accurate representation of the equity market. For the most part, neither type is favored within the Funds, except for LifePath 2040 Fund which is tilted slightly toward growth.

DID THE INTERNATIONAL EQUITY ALLOCATIONS CHANGE THIS YEAR? HOW WAS THEIR PERFORMANCE?

International and Japanese allocations remained fairly steady. Most are within a few basis points of their positions last year. The LifePath 2000 Fund showed the biggest change, which was an increase in the International (non-Japanese) class from 3.89% to 5.78%. This slight increase was meant to off-set the lower expected returns for fixed-income securities.

Returns for the international equity allocations were mixed. Japan's economy was disappointing, with the Tokyo exchange down 7.99% for the year (according to the Nikkei 225 Index). The rest of the International sector did well, but underperformed the U.S. equity markets. Like the U.S. markets, most world equi-ty-markets are at or near all-time highs. Our analysis of the present global environment indicates that investors should expect lower nominal returns than those which they have come to expect in recent years.

HOW HAS THE INTRODUCTION OF NEW SALES LOADS AFFECTED CURRENT LIFEPATH SHAREHOLDERS?

The new loads do not affect existing shareholders in any LifePath Fund they owned on or before February 28, 1997. What this means is that existing share-holders can continue to make addi-

                                    INVESTMENT ADVISOR DISCUSSION

--------------------
tional investments into their LifePath Fund at Net Asset Value without paying a front-end or back-end sales charge for as long as they continuously own the Fund. Investments into new Funds after that date would be subject to a sales charge.

Should a shareholder choose to invest in a new Fund, they would have the choice of front-end sales charges on Class A shares, or contingent deferred sales charges (CDSC) on Class B shares. The current prospectus has complete details.

                                    INVESTMENT ADVISOR DISCUSSION

--------------------

-----------------------------------
PERFORMANCE AT A GLANCE

PERFORMANCE
AS OF 2/28/97   AVERAGE ANNUAL TOTAL RETURNS
----------------------------------------------
CLASS A        03/01/96-        SINCE 03/01/94
SHARES         02/28/97  3 YEAR INCEPTION
----------------------------------------------
LifePath 2000   6.74%     7.18%  7.18%
----------------------------------------------
LifePath 2010  11.60%    11.24% 11.24%
----------------------------------------------
LifePath 2020  14.65%    13.64% 13.64%
----------------------------------------------
LifePath 2030  17.01%    15.49% 15.49%
----------------------------------------------
LifePath 2040  20.17%    17.70% 17.70%
----------------------------------------------

ASSET CLASS MIX AS OF 2/28/97

----------------------------------------------------------------------------
                           LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH
  STOCKS                       2000      2010      2020      2030      2040
----------------------------------------------------------------------------
  Large Capitalization--
   Value                       3.10%    13.73%    19.63%    23.46%    26.24%
----------------------------------------------------------------------------
  Large Capitalization--
   Growth                      3.28     13.98     19.95     24.38     32.56
----------------------------------------------------------------------------
  Medium Capitalization--
   Value                       3.67      3.38      4.01      4.67      5.40
----------------------------------------------------------------------------
  Medium Capitalization--
   Growth                      2.70      2.66      3.13      3.75      4.31
----------------------------------------------------------------------------
  Small Capitalization--
   Value                       0.13      0.09      0.15      0.16      0.16
----------------------------------------------------------------------------
  Small Capitalization--
   Growth                      0.44      0.30      0.49      0.53      0.50
----------------------------------------------------------------------------
  Micro Capitalization         0.24      0.34      0.49      0.61      0.62
----------------------------------------------------------------------------
  Utilities                    0.61      0.41      0.45      0.53      0.30
----------------------------------------------------------------------------
  Japan                        1.29      2.96      3.86      4.67      5.18
----------------------------------------------------------------------------
  International (except
   Japan)                      5.78      8.20     11.21     13.45     14.20
----------------------------------------------------------------------------
  BONDS
----------------------------------------------------------------------------
  Long-Term Government         2.48      5.33     11.53     19.23      9.65
----------------------------------------------------------------------------
  Long-Term Corporate          0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Intermediate-Term
   Government                 72.58     45.77     23.37      3.51      0.00
----------------------------------------------------------------------------
  Intermediate-Term
   Corporate                   0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Mortgage-Backed              0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Foreign                      0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  MONEY MARKET
----------------------------------------------------------------------------
  U.S. Treasury Bills          3.70      2.85      1.73      1.05      0.88
----------------------------------------------------------------------------
  TOTAL                      100.00    100.00    100.00    100.00    100.00
----------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and net asset value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may have a greater or lesser net asset value than when originally purchased.

Average annual total returns for the indicated periods represent the average annual increase in the value of an investment over the periods assuming rein-vestment of dividends and capital gain distributions at net asset value.

Any differences between the percentages above and the percentages in the Port-folios of Investments are due to unsettled trades and allocations to large cap stocks through S&P 500 futures contracts.

The Funds are feeder funds of the Master Investment Portfolio which in turn in-vests in individual securities. References to the Fund are understood to be references to the Fund or Master Portfolio as appropriate.

INVESTMENT ADVISOR DISCUSSION

GROWTH OF A $10,000 INVESTMENT

--------------------------------------------------------------------------------
      [STAGECOACH - LIFEPATH 2000 CLASS A SHARES LINE GRAPH APPEARS HERE]

               StageCoach
                LifePath                 S & P 500            Lehman Brothers
              2000 Class A            Composite Index         Aggregate Index
              ------------            ---------------         ---------------
Mar 1, 94          10,000                  10,000                  10,000
Mar-94              9,862                   9,564                   9,753
Apr-94              9,811                   9,687                   9,675
May-94              9,821                   9,846                   9,674
Jun-94              9,753                   9,604                   9,653
Jul-94              9,914                   9,920                   9,845
Aug-94              9,995                  10,326                   9,857
Sep-94              9,859                  10,074                   9,712
Oct-94              9,889                  10,300                   9,703
Nov-94              9,768                   9,925                   9,682
Dec-94              9,808                  10,072                   9,748
Jan-95              9,973                  10,333                   9,941
Feb-95             10,210                  10,736                  10,178
Mar-95             10,306                  11,052                  10,240
Apr-95             10,452                  11,377                  10,384
May-95             10,743                  11,831                  10,785
Jun-95             10,844                  12,106                  10,864
Jul-95             10,950                  12,507                  10,840
Aug-95             11,023                  12,538                  10,971
Sep-95             11,146                  13,067                  11,078
Oct-95             11,178                  13,020                  11,222
Nov-95             11,359                  13,591                  11,390
Dec-95             11,492                  13,853                  11,550
Jan-96             11,600                  14,324                  11,626
Feb-96             11,535                  14,457                  11,424
Mar-96             11,510                  14,596                  11,344
Apr-96             11,521                  14,811                  11,280
May-96             11,532                  15,191                  11,257
Jun-96             11,607                  15,249                  11,408
Jul-96             11,507                  14,575                  11,439
Aug-96             11,574                  14,883                  11,420
Sep-96             11,815                  15,719                  11,618
Oct-96             11,994                  16,153                  11,876
Nov-96             12,286                  17,372                  12,079
Dec-96             12,186                  17,028                  11,967
Jan-97             12,301                  18,091                  12,004
Feb-97             12,312                  18,234                  12,004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      [STAGECOACH - LIFEPATH 2010 CLASS A SHARES LINE GRAPH APPEARS HERE]

               StageCoach
                LifePath                 S & P 500            Lehman Brothers
              2000 Class A            Composite Index         Aggregate Index
              ------------            ---------------         ---------------
Mar 1, 94          10,000                  10,000                  10,000
Mar-94              9,841                   9,564                   9,753
Apr-94              9,791                   9,687                   9,675
May-94              9,831                   9,846                   9,674
Jun-94              9,750                   9,604                   9,653
Jul-94              9,931                   9,920                   9,845
Aug-94             10,042                  10,326                   9,857
Sep-94              9,888                  10,074                   9,712
Oct-94              9,969                  10,300                   9,703
Nov-94              9,756                   9,925                   9,682
Dec-94              9,834                  10,072                   9,748
Jan-95             10,020                  10,333                   9,941
Feb-95             10,331                  10,736                  10,178
Mar-95             10,491                  11,052                  10,240
Apr-95             10,689                  11,377                  10,384
May-95             11,065                  11,831                  10,785
Jun-95             11,214                  12,106                  10,864
Jul-95             11,425                  12,507                  10,840
Aug-95             11,467                  12,538                  10,971
Sep-95             11,688                  13,067                  11,078
Oct-95             11,688                  13,020                  11,222
Nov-95             11,974                  13,591                  11,390
Dec-95             12,151                  13,853                  11,550
Jan-96             12,367                  14,324                  11,626
Feb-96             12,335                  14,457                  11,424
Mar-96             12,349                  14,596                  11,334
Apr-96             12,436                  14,811                  11,280
May-96             12,524                  15,191                  11,257
Jun-96             12,586                  15,249                  11,408
Jul-96             12,334                  14,575                  11,439
Aug-96             12,444                  14,883                  11,420
Sep-96             12,837                  15,719                  11,618
Oct-96             13,069                  16,153                  11,876
Nov-96             13,600                  17,372                  12,079
Dec-96             13,428                  17,028                  11,967
Jan-97             13,721                  18,091                  12,004
Feb-97             13,776                  18,234                  12,034

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      [STAGECOACH - LIFEPATH 2020 CLASS A SHARES LINE GRAPH APPEARS HERE]

               StageCoach
                LifePath                 S & P 500            Lehman Brothers
              2000 Class A            Composite Index         Aggregate Index
              ------------            ---------------         ---------------
Mar 1, 94          10,000                  10,000                  10,000
Mar-94              9,812                   9,564                   9,753
Apr-94              9,802                   9,687                   9,675
May-94              9,862                   9,846                   9,674
Jun-94              9,744                   9,604                   9,653
Jul-94              9,935                   9,920                   9,845
Aug-94             10,097                  10,326                   9,857
Sep-94              9,903                  10,074                   9,712
Oct-94             10,015                  10,300                   9,703
Nov-94              9,761                   9,925                   9,682
Dec-94              9,859                  10,072                   9,748
Jan-95             10,075                  10,333                   9,941
Feb-95             10,412                  10,736                  10,178
Mar-95             10,612                  11,052                  10,240
Apr-95             10,849                  11,377                  10,384
May-95             11,241                  11,831                  10,785
Jun-95             11,431                  12,106                  10,864
Jul-95             11,701                  12,507                  10,840
Aug-95             11,733                  12,538                  10,971
Sep-95             12,008                  13,067                  11,078
Oct-95             11,966                  13,020                  11,222
Nov-95             12,321                  13,591                  11,390
Dec-95             12,534                  13,853                  11,550
Jan-96             12,812                  14,324                  11,626
Feb-96             12,801                  14,457                  11,424
Mar-96             12,844                  14,596                  11,344
Apr-96             12,963                  14,811                  11,280
May-96             13,103                  15,191                  11,257
Jun-96             13,163                  15,249                  11,408
Jul-96             12,773                  14,575                  11,439
Aug-96             12,924                  14,883                  11,420
Sep-96             13,437                  15,719                  11,618
Oct-96             13,688                  16,153                  11,876
Nov-96             14,419                  17,372                  12,079
Dec-96             14,191                  17,028                  11,967
Jan-97             14,609                  18,091                  12,004
Feb-97             14,677                  18,234                  12,034

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                    Investment Advisor Discussion
--------------------------------------------------------------------------------


                   STAGECOACH - LIFEPATH 2030 Class A Shares

                          [LINE GRAPH APPEARS HERE]

                Stagecoach - LifePath       Lehman Brothers Aggregate       S & P 500 Composite
                    2030 Class A                   Bond Index                      Index
Mar 1, 94               10,000                        10,000                       10,000
Mar-94                   9,702                         9,753                        9,564
Apr-94                   9,702                         9,675                        9,687
May-94                   9,772                         9,674                        9,846
Jun-94                   9,595                         9,653                        9,604
Jul-94                   9,827                         9,845                        9,920
Aug-94                  10,079                         9,857                       10,326
Sep-94                   9,851                         9,712                       10,074
Oct-94                   9,993                         9,703                       10,300
Nov-94                   9,708                         9,682                        9,925
Dec-94                   9,830                         9,748                       10,072
Jan-95                  10,055                         9,941                       10,333
Feb-95                  10,403                        10,178                       10,736
Mar-95                  10,632                        10,240                       11,052
Apr-95                  10,899                        10,384                       11,377
May-95                  11,362                        10,785                       11,831
Jun-95                  11,581                        10,864                       12,106
Jul-95                  11,881                        10,840                       12,507
Aug-95                  11,912                        10,971                       12,538
Sep-95                  12,245                        11,078                       13,067
Oct-95                  12,182                        11,222                       13,020
Nov-95                  12,598                        11,390                       13,591
Dec-95                  12,853                        11,550                       13,853
Jan-96                  13,163                        11,626                       14,324
Feb-96                  13,163                        11,424                       14,457
Mar-96                  13,221                        11,344                       14,596
Apr-96                  13,392                        11,280                       14,811
May-96                  13,564                        11,257                       15,191
Jun-96                  13,611                        11,408                       15,249
Jul-96                  13,136                        11,439                       14,575
Aug-96                  13,309                        11,420                       14,883
Sep-96                  13,913                        11,618                       15,719
Oct-96                  14,195                        11,876                       16,153
Nov-96                  15,096                        12,079                       17,372
Dec-96                  14,823                        11,967                       17,028
Jan-97                  15,324                        12,004                       18,091
Feb-97                  15,402                        12,034                       18,234


                   STAGECOACH - LIFEPATH 2040 Class A Shares

                          [LINE GRAPH APPEARS HERE]

                Stagecoach - LifePath       Lehman Brothers Aggregate       S & P 500 Composite
                    2040 Class A                   Bond Index                      Index
Mar 1, 94               10,000                        10,000                       10,000
Mar-94                   9,638                         9,753                        9,564
Apr-94                   9,718                         9,675                        9,687
May-94                   9,828                         9,674                        9,846
Jun-94                   9,609                         9,653                        9,604
Jul-94                   9,870                         9,845                        9,920
Aug-94                  10,202                         9,857                       10,326
Sep-94                   9,964                         9,712                       10,074
Oct-94                  10,116                         9,703                       10,300
Nov-94                   9,793                         9,682                        9,925
Dec-94                   9,927                         9,748                       10,072
Jan-95                  10,150                         9,941                       10,333
Feb-95                  10,526                        10,178                       10,736
Mar-95                  10,796                        10,240                       11,052
Apr-95                  11,061                        10,384                       11,377
May-95                  11,500                        10,785                       11,831
Jun-95                  11,761                        10,864                       12,106
Jul-95                  12,139                        10,840                       12,507
Aug-95                  12,139                        10,971                       12,538
Sep-95                  12,514                        11,078                       13,067
Oct-95                  12,411                        11,222                       13,020
Nov-95                  12,863                        11,390                       13,591
Dec-95                  13,125                        11,550                       13,853
Jan-96                  13,495                        11,626                       14,324
Feb-96                  13,568                        11,424                       14,457
Mar-96                  13,655                        11,344                       14,596
Apr-96                  13,900                        11,280                       14,811
May-96                  14,145                        11,257                       15,191
Jun-96                  14,193                        11,408                       15,249
Jul-96                  13,627                        11,439                       14,575
Aug-96                  13,841                        11,420                       14,883
Sep-96                  14,540                        11,618                       15,719
Oct-96                  14,808                        11,876                       16,153
Nov-96                  15,826                        12,079                       17,372
Dec-96                  15,541                        11,967                       17,028
Jan-97                  16,193                        12,004                       18,091
Feb-97                  16,305                        12,034                       18,234

    The accompanying charts compare the performance of the various Stagecoach LifePath Funds' Class A shares (formerly the Retail Class of shares) since in-ception with the S&P 500 Composite Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 initial investment in the Fund and reflects all operating expenses. Past performance is not predictive of fu-ture results. The S&P 500 Composite Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of bonds with 10-year or longer maturities. Please note that the Fund is a professionally managed mutual fund. The indexes presented here are not managed, do not incur expenses and are not available directly for invest-ment. Had these indexes incurred operating expenses, their performances would have been lower.

--------------------
10

--------------------



     (THIS PAGE INTENTIONALLY LEFT BLANK)

     STATEMENT OF ASSETS & LIABILITIES FEBRUARY 28, 1997

--------------------

                                                           LifePath     LifePath
                                                               2000         2010
                                                               Fund         Fund
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                             $ 84,826,949 $ 82,407,446
RECEIVABLES:
 Fund shares sold                                           401,165      909,580
TOTAL ASSETS                                             85,228,114   83,317,026
LIABILITIES
PAYABLES:
 Due to sponsor and distributor                              74,443       67,604
 Due to WFB (Note 2)                                         47,487       23,702
 Capital shares redeemed                                    145,077      206,451
TOTAL LIABILITIES                                           267,007      297,757
TOTAL NET ASSETS                                       $ 84,961,107 $ 83,019,269
NET ASSETS CONSIST OF:
 Paid-in capital                                       $ 79,345,674 $ 70,720,524
 Undistributed net investment income                        558,575      507,952
 Undistributed net realized gains on investments          1,295,655    1,751,771
 Net unrealized appreciation of investments               3,761,203   10,039,022
TOTAL NET ASSETS                                       $ 84,961,107 $ 83,019,269
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE
Net Assets - Retail class                              $ 84,948,686 $ 82,970,657
Shares outstanding - Retail class                         7,934,090    6,801,286
Net asset value and offering price per share - Retail
 class                                                 $      10.71 $      12.20
Net Assets - Institutional class                       $     12,422 $     48,612
Shares outstanding - Institutional class                      1,269        4,443
Net asset value and offering price per share -
 Institutional class                                   $       9.79 $      10.94
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

     LifePath                        LifePath                      LifePath
         2020                            2030                          2040
         Fund                            Fund                          Fund
---------------------------------------------------------------------------

$ 146,243,012                    $100,672,759                 $ 188,629,384
      624,760                         673,460                     1,326,211
  146,867,772                     101,346,219                   189,955,595
      107,429                          74,409                       126,703
       62,640                          47,768                       118,954
      402,960                         104,585                       130,013
      573,029                         226,762                       375,670
$ 146,294,743                    $101,119,457                 $ 189,579,925
$ 117,438,148                    $ 77,761,749                 $ 146,066,846
      504,941                         239,292                       278,583
    4,116,111                       2,429,299                     6,273,556
   24,235,543                      20,689,117                    36,960,940
$ 146,294,743                    $101,119,457                 $ 189,579,925
$ 146,225,793                    $101,078,492                 $ 189,559,520
   11,263,827                       7,306,805                    13,073,372
$       12.98                    $      13.83                 $       14.50
$      68,950                    $     40,966                 $      20,405
        5,615                           2,990                         1,464
$       12.28                    $      13.70                 $       13.94
---------------------------------------------------------------------------

     STATEMENT OF OPERATIONS FOR THE YEAR ENDED FEBRUARY 28, 1997

--------------------

                                                     LifePath      LifePath
                                                         2000          2010
                                                         Fund          Fund
----------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO
 Dividends                                       $    394,274  $    817,715
 Interest                                         4,344,855       2,533,708
 Expenses                                            (506,433)     (420,477)
 NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO                                         4,232,696     2,930,946
EXPENSES (NOTE 2)
 Administration fee                                    92,243        81,180
 Shareholder servicing fees                           184,488       150,749
 Transfer agency fees                                  92,243        75,374
 Distribution costs - Retail Class                    226,871       185,565
TOTAL EXPENSES                                        595,845       492,868
NET INVESTMENT INCOME                               3,636,851     2,438,078
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments    2,732,074     2,784,852
 Net change in unrealized appreciation
  (depreciation) of investments                      (959,715)      704,734
NET GAIN (LOSS) ON INVESTMENTS                      1,772,359     3,489,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $  5,409,210  $  5,927,664
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

    LifePath                        LifePath                   LifePath
        2020                            2030                       2040
        Fund                            Fund                       Fund
-----------------------------------------------------------------------

$  1,874,322                    $  1,534,532               $  3,087,936
   2,898,781                       1,203,319                    890,450
    (738,763)                       (497,662)                  (898,217)
   4,034,340                       2,240,189                  3,080,169
     135,162                          89,938                    164,384
     270,324                         179,876                    328,770
     135,162                          89,938                    164,385
     328,345                         222,802                    402,732
     868,993                         582,554                  1,060,271
   3,165,347                       1,657,635                  2,019,898
   8,285,130                       4,461,859                 13,884,725
   3,932,094                       5,090,075                 11,621,464
  12,217,224                       9,551,934                 25,506,189
$ 15,382,571                    $ 11,209,569               $ 27,526,087
------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                                          LifePath 2000 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1997  February 29, 1996
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   3,636,851      $   3,419,395
 Net realized gain (loss) on sale of
  investments                                    2,732,074          1,439,626
 Net change in unrealized appreciation
  (depreciation) of investments                   (959,715)         4,675,607
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       5,409,210          9,534,628
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Retail class                                  (3,756,712)        (2,759,078)
  Institutional class                                 (570)          (453,332)
 From net realized gain from sale of
  investments
  Retail class                                  (1,721,568)        (1,047,308)
  Institutional class                              (48,077)          (173,730)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold - Retail
  class                                         37,948,187         70,169,401
 Reinvestment of dividends - Retail
  class                                          5,135,618          3,617,931
 Cost of shares redeemed - Retail class        (58,589,767)       (32,730,053)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - RETAIL CLASS                   (15,505,962)        41,057,279
 Proceeds from shares sold -
   Institutional class                           1,267,997         13,750,541
 Reinvestment of dividends -
   Institutional class                             208,022            627,061
 Cost of shares redeemed - Institutional
  class                                        (18,222,796)        (5,320,639)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            (16,746,777)         9,056,963
INCREASE (DECREASE) IN NET ASSETS              (32,370,456)        55,215,422
NET ASSETS:
Beginning net assets                           117,331,563         62,116,141
ENDING NET ASSETS                            $  84,961,107      $ 117,331,563
SHARES ISSUED AND REDEEMED:
 Shares sold - Retail class                      3,580,908          6,695,893
 Shares issued in reinvestment of
  dividends - Retail class                         486,593            347,286
 Shares redeemed - Retail class                 (5,539,884)        (3,139,915)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -RETAIL CLASS                      (1,472,383)         3,903,264
 Shares sold - Institutional class                 119,465          1,310,755
 Shares issued in reinvestment of
  dividends -
  Institutional class                               19,942             59,945
 Shares redeemed - Institutional class          (1,755,819)          (507,478)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -INSTITUTIONAL CLASS               (1,616,412)           863,222
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

                 LifePath 2010 Fund                    LifePath 2020 Fund
------------------------------------  ------------------------------------
          For the            For the            For the            For the
       Year Ended         Year Ended         Year Ended         Year Ended
February 28, 1997  February 29, 1996  February 28, 1997  February 29, 1996
---------------------------------------------------------------------------

    $   2,438,078      $   2,283,688      $   3,165,347      $   3,016,694
        2,784,852          1,104,963          8,285,130          2,879,775
          704,734          8,769,343          3,932,094         17,940,046
        5,927,664         12,157,994         15,382,571         23,836,515
       (2,393,878)        (1,441,405)        (3,234,978)        (2,215,468)
           (1,673)          (690,971)            (1,862)          (641,133)
         (999,794)          (722,105)        (4,457,911)        (1,971,461)
         (138,908)          (360,652)           (97,440)          (553,722)
       34,070,450         37,481,337         52,706,149         64,078,009
        3,206,892          2,136,750          3,353,041          4,137,056
      (26,504,856)       (15,292,452)       (43,292,145)       (26,156,416)
       10,772,486         24,325,635         12,767,045         42,058,649
        2,529,219         25,592,865          1,484,241         27,673,486
          289,983          1,051,620            349,700          1,194,854
      (34,601,841)        (8,068,526)       (38,954,344)        (8,977,511)
      (31,782,639)        18,575,959        (37,120,403)        19,890,829
      (18,616,742)        51,844,455        (16,762,978)        80,404,209
      101,636,011         49,791,556        163,057,721         82,653,512
    $  83,019,269      $ 101,636,011      $ 146,294,743      $ 163,057,721
        2,915,095          3,419,301          4,270,394          5,680,695
          275,092            195,828            275,620            362,399
       (2,272,271)        (1,410,750)        (3,506,234)        (2,313,057)
          917,916          2,204,379          1,039,780          3,730,037
          221,309          2,346,284            124,129          2,446,685
           25,767             95,504             29,678            104,547
       (3,246,296)          (737,665)        (3,533,425)          (800,489)
       (2,999,220)         1,704,123         (3,379,618)         1,750,743
---------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                                          LifePath 2030 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1997  February 29, 1996
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   1,657,635      $   1,572,222
 Net realized gain (loss) on sale of
  investments                                    4,461,859          2,562,661
 Net change in unrealized appreciation
  (depreciation) of investments                  5,090,075         13,548,933
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      11,209,569         17,683,816
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Retail class                                  (1,710,475)        (1,155,658)
  Institutional class                               (5,645)          (341,075)
 From net realized gain from sale of
  investments
  Retail class                                  (2,265,932)        (1,623,091)
  Institutional class                              (61,335)          (461,729)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold - Retail
  class                                         30,971,697         41,344,184
 Reinvestment of dividends - Retail
  class                                          3,826,842          2,763,089
 Cost of shares redeemed - Retail class        (27,148,781)       (13,327,263)
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING -RETAIL CLASS                       7,649,758         30,780,010
 Proceeds from shares sold -
   Institutional class                           1,939,792         17,149,303
 Reinvestment of dividends -
   Institutional class                             188,977            802,805
 Cost of shares redeemed - Institutional
  class                                        (24,283,479)        (5,211,092)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            (22,154,710)        12,741,016
INCREASE (DECREASE) IN NET ASSETS               (7,338,770)        57,623,289
NET ASSETS:
Beginning net assets                           108,458,227         50,834,938
ENDING NET ASSETS                            $ 101,119,457      $ 108,458,227
SHARES ISSUED AND REDEEMED:
 Shares sold - Retail class                      2,403,224          3,605,187
 Shares issued in reinvestment of
  dividends - Retail class                         296,195            235,448
 Shares redeemed - Retail class                 (2,120,516)        (1,157,351)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -RETAIL CLASS                         578,903          2,683,284
 Shares sold - Institutional class                 156,936          1,489,943
 Shares issued in reinvestment of
  dividends -
  Institutional class                               15,512             68,155
 Shares redeemed - Institutional class          (2,227,326)          (450,828)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -  INSTITUTIONAL CLASS             (2,054,878)         1,107,270
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

                               LifePath 2040 Fund
--------------------------------------------------
          For the                          For the
       Year Ended                       Year Ended
February 28, 1997                February 29, 1996
--------------------------------------------------

    $   2,019,898                    $   1,584,491
       13,884,725                        4,689,987
       11,621,464                       22,210,329
       27,526,087                       28,484,807
       (2,045,803)                      (1,207,755)
             (338)                        (284,559)
       (7,609,699)                      (3,228,065)
         (797,501)                        (704,661)
       76,803,382                       94,087,204
        2,589,866                        4,438,069
      (52,840,894)                     (31,629,443)
       26,552,354                       66,895,830
        1,917,732                       27,615,270
          248,730                          989,218
      (32,335,375)                      (9,148,939)
      (30,168,913)                      19,455,549
       13,456,187                      109,411,146
      176,123,738                       66,712,592
    $ 189,579,925                    $ 176,123,738
        5,678,582                        7,936,980
          196,508                          363,610
       (3,916,082)                      (2,657,939)
        1,959,008                        5,642,651
          148,636                        2,317,045
           19,679                           80,888
       (2,763,338)                        (763,114)
       (2,595,023)                       1,634,819
---------------------------------------------------

     FINANCIAL HIGHLIGHTS

--------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          LifePath 2000 Fund
                          -----------------------------------------------------------------------
                                     Year Ended               Year Ended              Year Ended
                                  Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                          ----------------------  -----------------------  ----------------------
                          Institutional   Retail  Institutional    Retail  Institutional   Retail
                                  Class    Class          Class     Class          Class    Class
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $10.67  $ 10.64        $  9.94  $   9.92         $10.00  $ 10.00
                          -------------  -------  -------------  --------  -------------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income             1.29     0.42           0.42      0.40           0.35     0.34
 Net realized and
  unrealized gain (loss)
  on investments                  (0.60)    0.28           0.86      0.86          (0.12)   (0.14)
                          -------------  -------  -------------  --------  -------------  -------
TOTAL FROM INVESTMENT
 OPERATIONS                        0.69     0.70           1.28      1.26           0.23     0.20
LESS DISTRIBUTIONS:
 From net investment
  income                          (1.36)   (0.42)         (0.42)    (0.41)         (0.28)   (0.27)
 From net realized
  capital gains                   (0.21)   (0.21)         (0.13)    (0.13)         (0.01)   (0.01)
                          -------------  -------  -------------  --------  -------------  -------
TOTAL FROM DISTRIBUTIONS          (1.57)   (0.63)         (0.55)    (0.54)         (0.29)   (0.28)
                          -------------  -------  -------------  --------  -------------  -------
NET ASSET VALUE, END OF
 PERIOD                          $ 9.79  $ 10.71        $ 10.67  $  10.64         $ 9.94  $  9.92
                          =============  =======  =============  ========  =============  =======
TOTAL RETURN (NOT
 ANNUALIZED)                       7.23%    6.74%         13.19%    12.98%          2.38%    2.10%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)                   $   12  $84,949        $17,262  $100,070         $7,499  $54,617
 Number of shares
  outstanding, end of
  period (000)                        1    7,934          1,618     9,406            754    5,503
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets               0.95%    1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net investment
  income to average net
  assets                           4.17%    3.93%          4.23%     4.00%          4.89%    4.62%
--------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

--------------------


                                                    LifePath 2010 Fund
-------------------------------------------------------------------------------
            Year Ended                 Year Ended                  Year Ended
         Feb. 28, 1997              Feb. 29, 1996               Feb. 28, 1995
-----------------------    -------------------------   -------------------------
Institutional    Retail    Institutional     Retail    Institutional     Retail
        Class     Class            Class      Class            Class      Class
-----------------------------------------------------------------
       $11.47   $ 11.42          $ 10.02    $  9.99          $ 10.00    $ 10.00
-------------   -------    -------------    -------    -------------    -------
         1.57      0.34             0.34       0.32             0.33       0.34
        (0.36)     0.95             1.60       1.58             0.01      (0.02)
-------------   -------    -------------    -------    -------------    -------
         1.21      1.29             1.94       1.90             0.34       0.32
        (1.57)    (0.34)           (0.35)     (0.33)           (0.27)     (0.28)
        (0.17)    (0.17)           (0.14)     (0.14)           (0.05)     (0.05)
-------------   -------    -------------    -------    -------------    -------
        (1.74)    (0.51)           (0.49)     (0.47)           (0.32)     (0.33)
-------------   -------    -------------    -------    -------------    -------
       $10.94   $ 12.20          $ 11.47    $ 11.42          $ 10.02    $  9.99
=============   =======    =============    =======    =============    =======
        11.89%    11.60%           19.69%     19.40%            3.53%      3.31%
       $   49   $82,971          $34,458    $67,178          $13,028    $36,764
            4     6,801            3,004      5,883            1,300      3,679
         0.95%     1.20%            0.95%      1.20%            0.95%      1.20%
         3.41%     3.16%            3.27%      3.06%            4.61%      4.40%
--------------------------------------------------------------------------------

     FINANCIAL HIGHLIGHTS

--------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            LifePath 2020 Fund
                           ------------------------------------------------------------------------
                                       Year Ended               Year Ended              Year Ended
                                    Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                           -----------------------  -----------------------  ----------------------
                           Institutional    Retail  Institutional    Retail  Institutional   Retail
                                   Class     Class          Class     Class          Class    Class
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $11.98  $  11.98        $ 10.17  $  10.17        $ 10.00  $ 10.00
                           -------------  --------  -------------  --------  -------------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              0.96      0.27           0.29      0.27           0.30     0.28
 Net realized and
  unrealized gain on
  investments                       0.72      1.43           2.03      2.03           0.12     0.12
                           -------------  --------  -------------  --------  -------------  -------
TOTAL FROM INVESTMENT
 OPERATIONS                         1.68      1.70           2.32      2.30           0.42     0.40
LESS DISTRIBUTIONS:
 From net investment
  income                           (0.96)    (0.28)         (0.30)    (0.28)         (0.25)   (0.23)
 From net realized
  capital gains                    (0.42)    (0.42)         (0.21)    (0.21)          0.00     0.00
                           -------------  --------  -------------  --------  -------------  -------
TOTAL FROM DISTRIBUTIONS           (1.38)    (0.70)         (0.51)    (0.49)         (0.25)   (0.23)
                           -------------  --------  -------------  --------  -------------  -------
NET ASSET VALUE, END OF
 PERIOD                           $12.28  $  12.98        $ 11.98  $  11.98        $ 10.17  $ 10.17
                           =============  ========  =============  ========  =============  =======
TOTAL RETURN (NOT
 ANNUALIZED)                       15.14%    14.65%         23.18%    22.94%          4.39%    4.12%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)                    $   69  $146,226        $40,570  $122,488        $16,618  $66,036
 Number of shares
  outstanding, end of
  period (000)                         6    11,264          3,385    10,224          1,634    6,494
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets                0.95%     1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net investment
  income to average net
  assets                            2.57%     2.33%          2.68%     2.45%          3.88%    3.64%
----------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

--------------------


                                                LifePath 2030 Fund
-----------------------------------------------------------------------
            Year Ended              Year Ended              Year Ended
         Feb. 28, 1997           Feb. 29, 1996           Feb. 28, 1995
-----------------------  ----------------------  ----------------------
Institutional    Retail  Institutional   Retail  Institutional   Retail
        Class     Class          Class    Class          Class    Class
-----------------------------------------------------------------
       $12.37  $  12.34        $ 10.18  $ 10.17         $10.00  $ 10.00
-------------  --------  -------------  -------  -------------  -------
         0.49      0.22           0.23     0.21           0.29     0.26
         1.66      1.83           2.47     2.45           0.14     0.13
-------------  --------  -------------  -------  -------------  -------
         2.15      2.05           2.70     2.66           0.43     0.39
        (0.49)    (0.23)         (0.24)   (0.22)         (0.25)   (0.22)
        (0.33)    (0.33)         (0.27)   (0.27)          0.00     0.00
-------------  --------  -------------  -------  -------------  -------
        (0.82)    (0.56)         (0.51)   (0.49)         (0.25)   (0.22)
-------------  --------  -------------  -------  -------------  -------
       $13.70  $  13.83        $ 12.37  $ 12.34         $10.18  $ 10.17
=============  ========  =============  =======  =============  =======
        18.13%    17.01%         26.88%   26.53%          4.42%    4.03%
       $   41  $101,078        $25,447  $83,012         $9,682  $41,153
            3     7,307          2,058    6,728            951    4,045
         0.95%     1.20%          0.95%    1.20%          0.95%    1.20%
         2.06%     1.81%          2.15%    1.92%          3.59%    3.35%
------------------------------------------------------------------------

     FINANCIAL HIGHLIGHTS

--------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           LifePath 2040 Fund
                          ------------------------------------------------------------------------
                                      Year Ended               Year Ended              Year Ended
                                   Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                          -----------------------  -----------------------  ----------------------
                          Institutional    Retail  Institutional    Retail  Institutional   Retail
                                  Class     Class          Class     Class          Class    Class
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $12.86  $  12.84        $ 10.37  $  10.37         $10.00  $ 10.00
                          -------------  --------  -------------  --------  -------------  -------
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income             0.63      0.16           0.17      0.15           0.20     0.18
 Net realized and
  unrealized gain on
  investments                      1.78      2.35           2.84      2.82           0.34     0.34
                          -------------  --------  -------------  --------  -------------  -------
TOTAL FROM INVESTMENT
 OPERATIONS                        2.41      2.51           3.01      2.97           0.54     0.52
LESS DISTRIBUTIONS:
 From net investment
  income                          (0.64)    (0.16)         (0.18)    (0.16)         (0.17)   (0.15)
 From net realized
  capital gains                   (0.69)    (0.69)         (0.34)    (0.34)             0        0
                          -------------  --------  -------------  --------  -------------  -------
TOTAL FROM DISTRIBUTIONS          (1.33)    (0.85)         (0.52)    (0.50)         (0.17)   (0.15)
                          -------------  --------  -------------  --------  -------------  -------
NET ASSET VALUE, END OF
 PERIOD                          $13.94  $  14.50        $ 12.86  $  12.84         $10.37  $ 10.37
                          =============  ========  =============  ========  =============  =======
TOTAL RETURN (NOT
 ANNUALIZED)                      19.89%    20.17%         29.32%    28.91%          5.55%    5.26%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)                   $   20  $189,560        $33,386  $142,738         $9,976  $56,737
 Number of shares
  outstanding, end of
  period (000)                        1    13,073          2,596    11,114            962    5,472
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets               0.95%     1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net investment
  income to average net
  assets                           1.47%     1.22%          1.53%     1.29%          2.61%    2.35%
---------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these Financial Statements.

                                    NOTES TO FINANCIAL STATEMENTS

------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
--------------------
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment com-pany. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 18, 1993. The Trust currently is authorized to issue ten separate funds, of which the following commenced op-erations on March 1, 1994: LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently fol-lowed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Ac-tual results could differ from those estimates.

Each Fund is authorized to issue two classes of shares, an Institutional Class and a Retail Class. The two classes of shares differ principally in their re-spective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common ex-penses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differ-ences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

INVESTMENT POLICY AND SECURITY VALUATION

Each Fund invests all of its assets in a separate series (each, a "Master Port-folio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's invest-

     NOTES TO FINANCIAL STATEMENTS

--------------------
ment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (64.62%, 48.61%, 58.16%, 63.39%, and 73.09%) for the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at February 28, 1997. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Portfolio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers lo-cated throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market val-ue. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-divi-dend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfo-lio, including the Portfolio of Investments, are included elsewhere in this re-port and should be read in conjunction with the corresponding Fund's financial statements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends to shareholders from net investment in-come quarterly. Distri-

                                    NOTES TO FINANCIAL STATEMENTS

--------------------
butions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal in-come tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. At December 31, 1996, the Funds had no remaining capital loss carryforward balances.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' co-administrator, sponsor and distribu-tor, has incurred all expenses in connection with the Funds' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

On behalf of the Funds, the Trust may enter into servicing agreements with cer-tain financial institutions, securities dealers and other industry profession-als (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Share-holder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a fee of up to 0.20% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Invest-ors, N.A. ("BGI").

The Trust has entered into an agreement with Stephens on behalf of each Retail Class of shares for distribution services and has adopted a Plan of Distribu-tion pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compen-sated for services ren-

     NOTES TO FINANCIAL STATEMENTS

--------------------
dered and reimbursed for expenses incurred. For providing these services, Ste-phens is entitled to receive 0.25% of the average daily net assets of the Re-tail Class of shares on an annual basis.

Prior to October 21, 1996, BGI served as custodian to each of the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios. BGI was not entitled to receive compensation for its custodial services so long as Barclays Global Fund Advisors was entitled to receive fees for providing investment advisory services to the Master Portfolios.

Effective October 21, 1996, new custody agreements were adopted pursuant to which Investors Bank & Trust Company ("IBT") has replaced BGI as custodian to each Fund and its corresponding Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

Prior to October 21, 1996, pursuant to an Administration Agreement, the Trust had also entered into an administration agreement on behalf of the Funds with Stephens whereby Stephens had agreed to provide administrative services to the Funds. For providing administrative services, the Trust paid Stephens a fee of 0.10% of each Fund's average daily net assets. Under the agreement, Stephens had agreed to assume the operating expenses of each LifePath Fund and a pro rata share of the operating expenses of each LifePath Master Portfolio, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which will be borne by the Trust and those expenses specifically assumed by WFB under its contracts with the Funds.

Effective October 21, 1996, new administrative services arrangements were adopted which superceded the then current arrangement with Stephens as the sole administrator of the Funds. The new administrative services arrangements do not increase the level of fees payable by each Fund. Under the new arrangement, WFB and Stephens, as co-administrators, have agreed jointly to provide general ad-ministrative services to the Funds, such as managing and coordinating third-party service relationships. Under the new arrangement, WFB and Stephens are entitled to receive for these services a combined fee (expressed as a percent-age of average daily net assets) from each Fund of 0.10%. This fee is an "all-in" or "semi-unified" fee and WFB and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, gener-ally, advisory fees and costs related to

                                    NOTES TO FINANCIAL STATEMENTS

--------------------
securities transactions. WFB and Stephens may delegate certain of their admin-istrative duties to sub-administrators.

Certain officers and directors of the Trust are also officers of Stephens. At February 28, 1997, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

3. CAPITAL SHARE TRANSACTIONS

As of February 28, 1997, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund are dis-closed in detail in the Statements of Changes in Net Assets.

4. PORTFOLIO SECURITIES LOANED

As of February 28, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agree-ments. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corre-sponding Master Investment Portfolio financial statements.


5. TRANSFER OF LIFEPATH INSTITUTIONAL SHARE CLASS

At a meeting held in October 1995, the Board of Directors of MasterWorks Funds Inc. (formerly Stagecoach Inc.) approved the establishment of five LifePath Funds (the "New LifePath Funds"). The New LifePath Funds are feeder funds in a master-feeder structure that invest in corresponding master series of Master Investment Portfolio. Net assets attributable to each LifePath Institutional class of shares were redeemed and distributed in kind to shareholders. These net assets were then contributed to the corresponding New LifePath Funds on March 26, 1996 as follows:

 LifePath 2000 $17,280,877
 LifePath 2010 $34,620,440
 LifePath 2020 $37,028,509
 LifePath 2030 $25,785,162
 LifePath 2040 $33,520,758

                                     INDEPENDENT AUDITORS' REPORT

--------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
STAGECOACH TRUST:

We have audited the accompanying statements of assets and liabilities of Stage-coach Trust (comprising, respectively, LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund) as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year pe-riod then ended and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to ex-press an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of February 28, 1997, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Trust as of February 28, 1997, the results of their operations, the changes in their net assets and their finan-cial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

San Francisco, California
April 11, 1997

--------------------



     (THIS PAGE INTENTIONALLY LEFT BLANK)

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           21.07%                   45.96%
LARGE CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            3.25%                   13.93%
3Com Corp*                          1,650 $     54,630       1,300 $     43,042
Abbott Laboratories                 1,011       56,869       5,896      331,650
Albertson's Inc                       294       10,364       1,900       66,975
Allegheny Teledyne Inc                256        6,528       1,410       35,955
Allied Signal Inc                     349       25,215       2,126      153,604
ALZA Corp*                            118        3,348         637       18,075
American Home Products Corp           838       53,632       4,888      312,832
American International Group
 Inc                                  609       73,689       3,523      426,283
Amgen Inc*                            366       22,372       1,996      122,006
Andrew Corp*                          104        5,720         465       25,575
Anheuser-Busch Inc                    632       28,124       3,838      170,791
Armco Inc*                            107          441         875        3,609
Automatic Data Processing             396       16,880       2,274       96,929
AutoZone Inc*                         250        6,188       1,200       29,700
Avery Dennison Corp                    96        3,876         790       31,896
Avon Products Inc                     154        8,971         990       57,668
Battle Mountain Gold Co               328        2,419       1,790       13,201
Bay Networks Inc*                     293        5,567       1,430       27,170
Boston Scientific Corp*               193       12,786       1,326       87,848
Bristol-Myers Squibb Co               671       87,566       3,832      500,076
Cabletron Systems Inc*                250        7,500       1,220       36,600
Campbell Soup Co                      290       26,136       1,795      161,774
Ceridian Corp*                         27        1,056         574       22,458
Chase Manhattan Bank                  611       61,176       3,319      332,315
Cisco Systems Inc*                    848       47,170       5,008      278,570
Clorox Co                              45        5,378         416       49,712
Coca-Cola Co                        3,332      203,252      18,982    1,157,903
Cognizant Corp                        173        6,033       1,310       45,686
Colgate-Palmolive Co                  233       24,116       1,121      116,024
Comcast Corp Class A                  440        7,865       2,896       51,766
Compaq Computer Corp*                 392       31,066       2,024      160,402
Computer Associates
 International Inc                    528       22,968       2,880      125,280
Computer Sciences Corp*               138        9,315         609       41,108
ConAgra Inc                           284       15,052       1,840       97,520
CoreStates Financial Corp             304       15,998       1,714       90,199
Corning Inc                           311       11,701       1,775       66,784
CPC International Inc                 237       19,938       1,076       90,519
Crown Cork & Seal Co                  180        9,990         975       54,113
CUC International Inc*                615       14,683       3,033       72,401
Dayton-Hudson Corp                    275       11,550       1,685       70,770
Dell Computer Corp*                   270       19,204       1,370       97,441
Disney (Walt) Co                      894       66,380       5,179      384,541

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
                   62.53%                    76.02%                   88.25%
                   19.86%                    24.38%                   32.01%
      2,833  $     93,799        2,123 $     70,291       4,533 $    150,084
     12,530       704,813        9,742      547,988      20,980    1,180,125
      4,029       142,022        3,108      109,557       6,736      237,444
      2,815        71,783        2,165       55,208       4,040      103,020
      4,589       331,555        3,591      259,450       6,530      471,793
      1,376        39,044        1,022       28,999       2,365       67,107
     10,264       656,896        7,982      510,848      17,062    1,091,968
      7,530       911,130        5,842      706,882      12,620    1,527,020
      4,285       261,921        3,318      202,813       7,057      431,359
      1,008        55,440          797       43,835       1,691       93,005
      8,036       357,602        6,206      276,167      13,321      592,785
      1,771         7,305        1,205        4,971       3,167       13,064
      4,704       200,508        3,665      156,221       7,784      331,793
      2,376        58,806        2,031       50,267       3,515       86,996
      1,654        66,780        1,320       53,295       2,803      113,171
      2,128       123,956        1,643       95,705       3,576      208,302
      3,697        27,265        2,857       21,070       5,222       38,512
      3,039        57,741        2,392       45,448       4,974       94,506
      2,891       191,529        2,208      146,280       4,723      312,899
      8,069     1,053,005        6,250      815,625      13,432    1,752,876
      2,541        76,230        1,989       59,670       4,117      123,510
      3,786       341,213        2,977      268,302       6,260      564,183
      1,086        42,490          863       33,765       1,924       75,277
      7,069       707,784        5,522      552,890      11,715    1,172,964
     10,493       583,673        8,115      451,397      17,401      967,931
        821        98,110          679       81,141       1,367      163,357
     40,129     2,447,869       31,197    1,903,017      66,878    4,079,558
      2,700        94,163        2,143       74,737       4,525      157,809
      2,370       245,295        1,876      194,166       3,976      411,516
      6,373       113,918        4,086       73,037       8,714      155,763
      4,343       344,183        3,447      273,175       6,595      522,654
      5,835       253,823        4,585      199,448       9,790      425,865
      1,252        84,510          896       60,480       2,015      136,013
      3,850       204,050        3,059      162,127       6,514      345,242
      3,547       186,661        2,830      148,929       5,964      313,856
      3,765       141,658        2,871      108,021       6,091      229,174
      2,350       197,694        1,790      150,584       3,896      327,751
      2,022       112,221        1,584       87,912       3,403      188,867
      6,351       151,630        4,905      117,095      10,597      253,003
      3,475       145,950        2,673      112,266       5,718      240,156
      2,877       204,627        2,279      162,094       4,755      338,199
     10,972       814,671        8,469      628,823      18,199    1,351,276

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Dover Corp                            150 $      7,444         892 $     44,266
DuPont (E I) de Nemours               796       85,371       4,348      466,323
Eastman Kodak Co                      479       42,930       2,531      226,841
Ecolab Inc                             60        2,273         456       17,271
EMC Corp*                             308       11,088       1,770       63,720
Emerson Electric Co                   318       31,482       1,676      165,924
Enron Corp                            386       15,392       1,994       79,511
Federal National Mortgage
 Assoc                              1,516       60,640       8,348      333,920
First Bank System Inc                 216       16,956         990       77,715
First Data Corp                       644       23,587       3,474      127,235
Fluor Corp                            119        7,214         687       41,649
Foster Wheeler Corp                   --           --          310       12,090
Freeport McMoran Copper &
 Gold Inc Class B                      38        1,240          28          914
Freeport McMoran Copper &
 Gold Inc Class A                     322       10,948       1,537       52,258
Frontier Corp                         183        4,049         580       12,833
Gannett Co Inc                        233       18,582       1,120       89,320
Gap Inc                               408       13,464       2,238       73,854
General Electric Co                 2,222      228,588      12,591    1,295,299
General Instrument Corp*              150        3,563       1,000       23,750
General Mills Inc                     203       13,246       1,215       79,279
Gillette Co                           697       55,166       4,163      329,413
Green Tree Financial Inc              150        5,625       1,100       41,250
GTE Corp                            1,326       61,991       7,343      343,285
Guidant Corp                           50        3,350         200       13,400
Halliburton Co                        125        8,078         968       62,557
Harcourt General Inc                   86        4,053         530       24,976
Harland (John H) Co                    53        1,603         226        6,837
Harnischfeger Industries Inc          108        4,739         369       16,190
Healthsouth Corp*                     244        9,821       1,200       48,300
Heinz (H J) Co                        474       19,730       2,869      119,422
Hercules Inc                          188        8,742         803       37,340
Hershey Foods Corp                    208        9,490       1,246       56,849
Hewlett-Packard Co                  1,372       76,832       7,750      434,000
HFS Inc*                              200       13,700       1,000       68,500
Hilton Hotels Corp                    393        9,874       1,828       45,929
Home Depot Inc                        635       34,608       3,727      203,122
Honeywell Inc                         179       12,731         946       67,284
Ikon Office Solutions Inc             188        7,755       1,030       42,488
Illinois Tool Works Inc               174       14,681         965       81,422
Intel Corp                          1,066      151,239       6,302      894,096
International Flavors &
 Fragrances                           171        7,930         863       40,022
Interpublic Group Cos Inc              82        4,110         626       31,378
Johnson & Johnson                   1,776      102,342      10,222      589,043
Jostens Inc                           105        2,258         251        5,397
Kellogg Co                            319       21,852       1,577      108,025

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      1,845  $     91,558        1,409 $     69,922       3,056 $    151,654
      9,035       969,004        7,052      756,327      15,047    1,613,791
      5,384       482,541        4,253      381,175       9,074      813,257
      1,035        39,201          793       30,035       1,871       70,864
      3,745       134,820        2,869      103,284       6,180      222,480
      3,637       360,063        2,836      280,764       6,031      597,069
      4,060       161,893        3,270      130,391       5,782      230,557
     17,586       703,440       13,860      554,400      29,118    1,164,720
      2,184       171,444        1,739      136,512       3,811      299,164
      7,226       264,652        5,615      205,649      11,987      439,024
      1,303        78,994        1,074       65,111       2,209      133,921
        666        25,974          529       20,631       1,148       44,772
         52         1,697           38        1,240         236        7,700
      3,124       106,216        2,485       84,490       5,229      177,786
      2,671        59,096          736       16,284       4,394       97,217
      2,296       183,106        1,780      141,955       3,738      298,106
      4,548       150,084        3,547      117,051       7,737      255,321
     26,541     2,730,405       20,659    2,125,295      44,286    4,555,922
      2,194        52,108        1,754       41,658       3,608       85,690
      2,569       167,627        1,982      129,326       4,303      280,771
      8,920       705,779        6,461      511,258      14,806    1,171,509
      2,194        82,275        1,754       65,775       3,608      135,300
     15,508       724,999       12,151      568,059      25,996    1,215,313
      1,188        79,596          185       12,395       1,943      130,181
      2,034       131,447        1,540       99,523       3,296      213,004
      1,104        52,026          916       43,167       1,968       92,742
        470        14,218          374       11,314         836       25,289
        817        35,846          588       25,799       1,351       59,275
      2,578       103,765        2,087       84,002       3,930      158,183
      5,921       246,462        4,610      191,891       9,903      412,212
      1,654        76,911        1,328       61,752       2,861      133,037
      2,514       114,701        1,920       87,600       4,113      187,656
     16,387       917,672       12,763      714,728      27,412    1,535,072
      2,102       143,987        1,570      107,545       3,330      228,105
      3,969        99,721        3,062       76,933       6,024      151,353
      7,719       420,686        6,013      327,709      12,819      698,636
      2,083       148,153        1,583      112,591       2,839      201,924
      2,055        84,769        1,647       67,939       3,467      143,014
      1,984       167,400        1,536      129,600       3,319      280,041
     13,226     1,876,439       10,272    1,457,340      22,071    3,131,323
      1,796        83,290        1,351       62,653       2,902      134,580
      1,350        67,669          997       49,975       2,226      111,578
     21,452     1,236,172       16,676      960,955      35,730    2,058,941
        626        13,459          514       11,051       1,095       23,543
      3,363       230,366        2,607      178,580       5,658      387,573

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value
-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Kimberly-Clark Corp                 381 $     40,386       2,122 $    224,932
Kroger Co*                          165        8,745       1,008       53,424
Lilly (Eli) & Co                    776       67,803       4,230      369,596
Lowe's Co Inc                       250        9,125       1,363       49,750
Lucent Technologies Inc             842       45,363       4,885      263,179
Marriott International              173        9,169       1,013       53,689
Marsh & McLennan Companies
 Inc                                 80        9,360         549       64,233
Mattel Inc                          358        8,905       2,103       52,312
MBNA Corp                           415       13,280       2,617       83,728
McDonald's Corp                     940       40,655       5,284      228,533
McGraw-Hill Inc                     172        8,923         766       39,736
Medtronic Inc                       350       22,663       1,834      118,752
Merck & Co Inc                    1,622      149,224       9,253      851,276
Meredith Corp                        50        2,450         198        9,702
Microsoft Corp*                   1,568      152,880       9,134      890,565
Millipore Corp                       50        2,156         344       14,835
Minnesota Mining &
 Manufacturing Co                   567       52,164       3,160      290,720
Monsanto Co                         815       29,646       4,550      165,506
Nalco Chemical Co                    71        2,609         490       18,008
Newell Co                           152        5,643       1,215       45,107
Newmont Mining Corp                 124        5,890         768       36,480
Nike Inc Class B                    370       26,594       2,200      158,125
Northern Telecom Ltd                390       28,031       1,997      143,534
Oracle Systems Corp*                843       33,088       5,028      197,349
Oryx Energy Co*                     195        3,900         765       15,300
Owens Corning Fiberglass
 Corp                                26        1,102         373       15,806
Pacific Telesis Group               564       22,983       3,364      137,083
Pall Corp                            78        1,697         894       19,445
Pepsico Inc                       2,098       68,972      11,926      392,067
Perkin-Elmer Corp                    27        1,917         274       19,454
Pfizer Inc                          870       79,714       4,982      456,476
Philip Morris Co Inc              1,126      152,151       6,240      843,180
Pioneer Hi Bred
 International Inc                  132        8,993         624       42,510
Pitney Bowes Inc                    152        9,443       1,115       69,269
Placer Dome Inc                     242        5,203       1,849       39,754
PPG Industries Inc                  198       11,088       1,431       80,136
Praxair Inc                         211       10,260       1,177       57,232
Procter & Gamble Co                 873      104,869       5,147      618,283
Quaker Oats Co                      136        4,879       1,074       38,530
Ralston-Purina Group                151       12,401         818       67,178
Raychem Corp                         25        2,128         372       31,667
Reebok International Ltd             95        4,441         488       22,814
Rowan Co Inc*                       122        2,425         742       14,747
Santa Fe Energy Resources
 Inc*                                83        1,069         778       10,017
Sara Lee Corp                       613       23,754       3,702     1143,453

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
      4,553  $    482,618       3,565 $    377,890       7,539 $    799,134
      2,059       109,127       1,566       82,998       3,334      176,702
      8,912       778,686       6,823      596,160      14,711    1,285,374
      2,817       102,821       2,161       78,877       3,857      140,781
     10,260       552,758       7,814      420,979      17,082      920,293
      2,048       108,544       1,608       85,224       3,418      181,154
      1,120       131,040         884      103,428       1,892      221,364
      4,342       108,007       3,379       84,053       7,306      181,737
      5,423       173,520       4,160      133,120       8,889      284,448
     11,259       486,952       8,765      379,086      18,738      810,419
      1,605        83,259       1,206       62,561       2,631      136,483
      3,874       250,842       2,984      193,214       6,390      413,753
     19,458     1,790,136      15,243    1,402,356      32,646    3,003,432
        420        20,580         318       15,582         803       39,347
     19,273     1,879,118      14,964    1,458,990      32,024    3,122,340
        717        30,921         528       22,770       1,314       56,666
      6,696       616,032       5,274      485,208      11,259    1,035,828
      9,524       346,436       7,340      266,993      15,763      573,379
      1,078        39,617         862       31,679       2,023       74,345
      2,547        94,557       1,975       73,322       4,215      156,482
      1,640        77,900       1,243       59,043       2,695      128,013
      4,651       334,291       3,601      258,822       7,649      549,772
      4,208       302,450       3,278      235,606       6,905      496,297
     10,605       416,246       8,227      322,910      17,582      690,094
      1,718        34,360       1,273       25,460       3,089       61,780
        832        35,256         675       28,603       1,457       61,740
      6,887       280,645       5,384      219,398      11,457      466,873
      1,844        40,107       1,454       31,625       3,312       72,036
     25,053       823,617      19,612      644,745      42,049    1,382,361
        718        50,978         585       41,535       1,273       90,383
     10,435       956,107       8,016      734,466      17,268    1,582,181
     13,106     1,770,948      10,256    1,385,842      21,972    2,968,967
      1,311        89,312       1,030       70,169       2,257      153,758
      2,356       146,367       1,886      117,168       3,356      208,492
      3,881        83,442       2,998       64,457       6,352      136,568
      2,950       165,200       2,349      131,544       4,949      277,144
      2,486       120,882       1,983       96,423       4,189      203,690
     10,981     1,319,093       8,611    1,034,396      18,391    2,209,219
      2,183        78,315       1,713       61,454       3,651      130,980
      1,685       138,381       1,283      105,366       2,860      234,878
        740        62,993         574       48,862       1,266      107,768
        850        39,738         848       39,644       1,447       67,647
      1,424        28,302       1,057       21,008       1,754       34,861
      1,513        19,480       1,177       15,154       2,118       27,269
      7,757       300,584       6,032      233,740      13,048      505,610

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SBC Communication Inc                 802 $     46,115       4,606 $    264,845
Schering-Plough Corp                  476       36,474       2,846      218,075
Schlumberger Ltd                      377       37,936       1,759      176,999
Shared Medical System Corp             40        2,185         238       13,001
Sherwin Williams Co                   127        7,128         696       39,063
Sigma-Aldrich Corp                    124        3,798         824       25,235
Sun Microsystems Inc*                 506       15,623       2,882       88,982
Sysco Corp                            198        6,881       1,359       47,225
Tellabs Inc*                          250        9,969       1,350       53,831
Thermo Electron Corp*                 233        7,951       1,126       38,425
Time Warner Inc                       763       31,283       4,385      179,785
Times Mirror Co Class A               148        7,622         790       40,685
TJX Companies Inc                      78        3,257         600       25,050
Tribune Co                            136        5,338         976       38,308
Trinova Corp                           50        1,856         223        8,279
Tupperware Corp                        61        2,730         456       20,406
Tyco International Inc                216       12,744       1,150       67,850
Union Pacific Resources
 Group                              2,521       61,449       2,374       57,866
United Technologies Corp              296       22,274       1,828      137,557
Unocal Corp                           373       14,407       1,909       73,735
US Airways Group Inc*                 129        2,548         501        9,895
UST Inc                               184        5,681       1,493       46,096
Wal Mart Stores Inc                 3,052       80,497      17,528      462,301
Walgreen Co                           330       14,108       1,912       81,738
Warner Lambert Co                     368       30,912       2,098      176,232
Wells Fargo & Co                      152       46,246         709      215,713
Westinghouse Electric Corp            890       15,344       4,693       80,946
Winn-Dixie Stores Inc                 160        5,100       1,200       38,250
WorldCom Inc                        1,206       32,110       4,861      129,424
Wrigley (Wm) Jr Co                    179       10,718         895       53,588
                                          ------------             ------------
      TOTAL LARGE CAP GROWTH
                      STOCKS
                      -VALUE              $  4,261,494             $ 23,620,125
                       -COST              $  3,502,216             $ 16,929,035
LARGE CAP VALUE STOCKS
PERCENT OF NET ASSETS                            3.08%                   13.74%
Advanced Micro Devices*               194 $      6,960       1,083 $     38,853
Aetna Inc                             168       13,923       1,189       98,538
Ahmanson (H F) & Co                   130        5,346         898       36,930
Air Products & Chemicals Inc          125        9,266         868       64,341
Airtouch Communications*              788       21,473       4,101      111,752
Alberto-Culver Co Class B              96        2,736         444       12,654
Alcan Aluminum Ltd                    318       11,408       1,829       65,615
Allergan Inc                           62        2,108         557       18,938
Allstate Corp                         604       38,279       3,680      233,220
Alltel Corp                           221        7,818       1,600       56,600

--------------------

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
      9,743  $    560,223       7,668 $    440,910      16,311 $    937,883
      5,998       459,597       4,644      355,847       9,904      758,894
      3,996       402,098       3,044      306,303       6,528      656,880
        422        23,052         331       18,081         642       35,069
      1,341        75,264       1,094       61,401       1,960      110,005
      1,585        48,541       1,285       39,353       2,907       89,027
      5,930       183,089       4,650      143,569       9,765      301,494
      2,901       100,810       2,265       78,709       4,779      166,070
      2,925       116,634       2,216       88,363       4,718      188,130
      2,424        82,719       2,046       69,820       3,481      118,789
      9,205       377,405       7,136      292,576      15,275      626,275
      1,619        83,379       1,312       67,568       2,373      122,210
      1,284        53,607         897       37,450       1,887       78,782
      2,000        78,500       1,531       60,092       3,278      128,662
        406        15,073         396       14,702         823       30,554
      1,036        46,361         827       37,008       1,341       60,010
      2,492       147,028       1,935      114,165       4,054      239,186
      4,825       117,609       5,488      133,770       7,735      188,551
      3,874       291,519       3,126      235,232       5,793      435,923
      4,081       157,629       3,134      121,051       5,696      220,008
      1,052        20,777         757       14,951       1,838       36,301
      2,953        91,174       2,388       73,730       4,944      152,646
     36,969       975,057      28,745      758,149      61,511    1,622,353
      3,932       168,093       3,100      132,525       6,542      279,671
      4,380       367,920       3,414      286,776       7,253      609,252
      1,530       465,503       1,205      366,621       2,539      772,491
     10,118       174,544       7,113      122,699      14,486      249,879
      2,415        76,978       1,907       60,786       3,976      126,735
     14,072       374,667       7,401      197,052      23,244      618,858
      1,876       112,326       1,410       84,424       3,087      184,834
             ------------             ------------             ------------
             $ 49,944,795             $ 38,711,243             $ 82,608,187
             $ 35,473,917             $ 26,291,547             $ 59,537,170
                   19.30%                   23.22%                   25.84%
      2,351  $     84,342       1,737 $     62,315       3,222 $    115,589
      2,625       217,547       1,916      158,789       3,562      295,201
      1,843        75,793       1,350       55,519       2,452      100,839
      1,904       141,134       1,428      105,851       2,580      191,243
      8,550       232,988       6,528      177,888      11,843      322,722
        920        26,220         808       23,028       1,222       34,827
      3,868       138,765       2,903      104,145       5,316      190,712
      1,084        36,856         811       27,574       1,538       52,292
      7,662       485,579       5,748      364,280      10,511      666,135
      3,202       113,271       2,491       88,119       4,452      157,490

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Aluminum Co of America               210 $     14,963       1,398 $     99,608
Amdahl Corp*                         177        1,748         945        9,332
Amerada Hess Corp                    138        7,366         782       41,739
American Brands Inc                  253       13,314       1,391       73,201
American Electric Power Inc          298       12,442       1,512       63,126
American Express Corp                641       41,905       3,914      255,878
American General Corp                300       13,013       1,635       70,918
American Greetings Corp
 Class A                             130        4,030         651       20,181
American Stores Co                   225       10,069       1,241       55,535
Ameritech Corp                       733       46,729       4,550      290,063
Amoco Corp                           694       58,643       4,039      341,296
AMP Inc                              280       10,885       1,760       68,420
AMR Corp*                            133       10,457         728       57,239
Aon Corp                             140        8,873         860       54,503
Apple Computer Inc*                  130        2,113         998       16,218
Applied Materials Inc*               250       12,656       1,490       75,431
Archer-Daniels-Midland Co            754       13,949       4,506       83,361
Armstrong World Industries
 Inc                                  90        6,199         363       25,002
ASARCO Inc                           123        3,844         371       11,594
Ashland Inc                          106        4,439         552       23,115
AT & T Corp                        2,345       93,507      13,301      530,377
Atlantic Richfield Corp              255       31,875       1,370      171,250
Autodesk Inc                          84        2,846         380       12,873
Baker Hughes Inc                     221        7,846       1,188       42,174
Ball Corp                             52        1,313         275        6,944
Baltimore Gas & Electric Co          231        6,353       1,172       32,230
Banc One Corp                        650       28,681       3,528      155,673
Bank of Boston Corp                  250       18,844       1,293       97,460
Bank of New York Inc                 578       22,398       3,220      124,775
BankAmerica Corp                     521       59,264       2,998      341,023
Bankers Trust NY Corp                 90        8,168         635       57,626
Bard (C R) Inc                       141        3,860         512       14,016
Barnett Banks Inc                    240       11,100       1,580       73,075
Barrick Gold Corp                    407       11,498       2,970       83,903
Bausch & Lomb Inc                     54        2,018         450       16,819
Baxter International Inc             359       16,514       2,194      100,924
Becton Dickinson & Co                154        7,585         996       49,053
Bell Atlantic Corp                   589       40,715       3,588      248,021
BellSouth Corp                     1,338       62,719       8,128      381,000
Bemis Co Inc                         140        5,793         411       17,005
Beneficial Corp                       42        2,903         413       28,549
Bethlehem Steel Corp*                 62          512         856        7,062
Beverly Enterprises*                 170        2,444         791       11,371
Biomet Inc                           127        1,937         944       14,396
Black & Decker Corp                  122        3,858         692       21,885

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      2,945  $    209,831        2,307 $    164,374       4,118 $    293,408
      2,001        19,760        1,500       14,813       2,835       27,996
      1,574        84,012        1,224       65,331       2,238      119,453
      2,916       153,455        2,266      119,248       4,045      212,868
      3,194       133,350        2,399      100,158       4,428      184,869
      8,139       532,087        6,215      406,306      11,122      727,101
      3,499       151,769        2,682      116,332       4,788      207,680
      1,315        40,765          992       30,752       1,783       55,273
      2,495       111,651        1,935       86,591       3,399      152,105
      9,427       600,971        7,115      453,581      12,916      823,395
      8,495       717,828        6,483      547,814      11,661      985,355
      3,714       144,382        2,878      111,882       5,189      201,722
      1,593       125,250        1,174       92,306       2,163      170,066
      1,868       118,385        1,390       88,091       2,568      162,747
      2,142        34,808        1,560       25,350       2,914       47,353
      3,061       154,963        2,317      117,298       4,186      211,916
      9,321       172,439        7,113      131,591      12,761      236,079
        672        46,284          535       36,848         996       68,600
        707        22,094          565       17,656         960       30,000
      1,084        45,393          795       33,291       1,510       63,231
     27,719     1,105,177       21,107      841,642      38,113    1,519,756
      2,736       342,000        2,062      257,750       3,790      473,750
        793        26,863          595       20,156       1,092       36,992
      2,438        86,549        1,907       67,699       3,445      122,298
        493        12,448          398       10,050         725       18,306
      2,530        69,575        1,893       52,058       3,501       96,278
      7,296       321,936        5,585      246,438      10,024      442,309
      2,603       196,201        2,011      151,579       3,589      270,521
      6,721       260,439        5,109      197,974       9,264      358,980
      6,195       704,681        4,660      530,075       8,410      956,638
      1,449       131,497        1,105      100,279       1,937      175,783
      1,014        27,758          720       19,710       1,346       36,847
      3,385       156,556        2,514      116,273       4,634      214,323
      6,162       174,077        4,695      132,634       8,418      237,809
        961        35,917          702       26,237       1,309       48,924
      4,667       214,682        3,558      163,668       6,446      296,516
      2,172       106,971        1,666       82,051       2,950      145,288
      7,531       520,580        5,686      393,045      10,347      715,236
     17,004       797,063       12,969      607,922      23,361    1,095,047
        890        36,824          722       29,873       1,197       49,526
        898        62,074          665       45,968       1,219       84,263
      1,828        15,081        1,402       11,567       2,597       21,425
      1,669        23,992        1,226       17,624       2,290       32,919
      1,963        29,936        1,490       22,723       2,667       40,672
      1,505        47,596        1,133       35,831       2,088       66,033

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Block (H & R) Inc                     111 $      3,261         852 $     25,028
Boeing Co                             461       46,923       2,906      295,686
Boise Cascade Corp                     67        2,203         364       11,967
Briggs & Stratton Corp                 50        2,181         249       10,863
Brown-Forman Corp Class B              71        3,177         592       26,492
Browning-Ferris Industries
 Inc                                  338       10,605       1,774       55,659
Brunswick Corp                         92        2,634         762       21,812
Burlington Northern Santa Fe          189       15,734       1,300      108,225
Burlington Resources Inc              177        7,766       1,044       45,806
Caliber System Inc                     93        2,116         266        6,052
Carolina Power & Light Co             156        5,792       1,271       47,186
Case Corp                             100        5,188         650       33,719
Caterpillar Inc                       257       20,142       1,591      124,695
Centex Corp                            55        2,221         228        9,206
Central & South West Corp             331        8,068       1,744       42,510
Champion International Corp           138        6,089         732       32,300
Charming Shoppes Inc*                 255        1,132         874        3,878
Chevron Corp                          892       57,534       5,377      346,817
Chrysler Corp                         990       33,536       5,948      201,489
Chubb Corp                            208       12,194       1,396       81,841
CIGNA Corp                             76       11,619         597       91,266
Cincinnati Milacron Inc                59        1,269         332        7,138
Cinergy Corp                          220        7,590       1,312       45,264
Circuit City Stores Inc               143        4,469         812       25,375
Citicorp                              677       79,040       3,880      452,990
Coastal Corp                          108        4,914         827       37,629
Columbia Gas System Inc               139        8,166         410       24,088
Columbia HCA Healthcare Corp          912       38,304       5,475      229,950
Comerica Inc                          139        8,357         910       54,714
Conrail Inc                            60        6,270         348       36,366
Conseco Inc                         1,250       49,063       1,466       57,560
Consolidated Edison Co                335       10,343       1,972       60,886
Consolidated Natural Gas Co           138        7,038         782       39,882
Cooper Industries Inc                 128        5,664         895       39,604
Cooper Tire & Rubber Co               121        2,405         691       13,734
Coors (Adolph) Co Class B              67        1,432         315        6,733
Costco Co Inc*                        --           --          200        5,125
Crane Co                               78        2,545         362       11,810
CSX Corp                              268       12,362       1,754       80,903
Cummins Engine Co Inc                  23        1,164         370       18,731
CVS Corp                              110        5,088         853       39,451
Cyprus Amax Minerals                  136        3,179         731       17,087
Dana Corp                             148        4,588         816       25,296
Darden Restaurants Inc                153        1,109       1,215        8,809
Data General Corp*                     62        1,201         311        6,026

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      1,816  $     53,345        1,404 $     41,243       2,418 $     71,029
      6,132       623,978        4,639      472,049       8,434      858,166
        862        28,338          627       20,613       1,185       38,957
        516        22,511          425       18,541         663       28,923
      1,142        51,105          952       42,602       1,616       72,316
      3,658       114,770        2,779       87,191       5,036      158,005
      1,702        48,720        1,329       38,043       2,282       65,322
      2,578       214,619        1,980      164,835       3,631      302,281
      2,156        94,595        1,659       72,789       2,949      129,387
        668        15,197          544       12,376         914       20,794
      2,578        95,708        1,981       73,545       3,559      132,128
      1,273        66,037          912       47,310       1,715       88,966
      3,298       258,481        2,451      192,097       4,485      351,512
        498        20,107          413       16,675         680       27,455
      3,576        87,165        2,695       65,691       4,925      120,047
      1,676        73,954        1,215       53,612       2,264       99,899
      1,617         7,175        1,180        5,236       2,388       10,597
     11,172       720,594        8,490      547,605      15,382      992,139
     12,519       424,081        9,530      322,829      17,173      581,735
      2,987       175,113        2,304      135,072       4,114      241,183
      1,311       200,419          973      148,747       1,766      269,977
        636        13,674          513       11,030       1,011       21,737
      2,732        94,254        2,037       70,277       3,703      127,754
      1,725        53,906        1,244       38,875       2,312       72,250
      8,084       943,807        6,136      716,378      11,066    1,291,956
      1,805        82,128        1,370       62,335       2,519      114,615
        977        57,399          717       42,124       1,278       75,083
     11,464       481,505        8,784      368,928      15,829      664,818
      1,906       114,598        1,479       88,925       2,569      154,461
        842        87,989          608       63,536       1,280      133,760
      2,566       100,720        1,902       74,654       3,548      139,242
      4,051       125,075        3,054       94,292       5,540      171,048
      1,671        85,221        1,215       61,965       2,264      115,464
      1,842        81,509        1,389       61,463       2,522      111,599
      1,402        27,865        1,022       20,312       1,901       37,782
        678        14,492          506       10,816         861       18,404
        100         2,563          100        2,563         100        2,563
        742        24,208          601       19,591       1,077       35,137
      3,690       170,201        2,793      128,827       5,109      235,653
        683        34,577          472       23,895         955       48,347
      1,825        84,406        1,404       64,935       2,500      115,625
      1,605        37,517        1,220       28,518       2,190       51,191
      1,735        53,785        1,356       42,036       2,387       73,997
      2,626        19,039        1,957       14,188       3,646       26,434
        627        12,148          512        9,920         907       17,573

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Dean Witter Discover & Co            398 $     15,273       2,628 $    100,850
Deere & Co                           328       13,981       2,163       92,198
Delta Air Lines Inc                  138       11,109         610       49,105
Deluxe Corp                          170        5,376         689       21,790
Digital Equipment Corp*              217        7,107       1,234       40,414
Dillard Department Stores
 Inc Class A                         123        3,705         966       29,101
Dominion Resources Inc               270       10,868       1,510       60,778
Donnelley (R R) & Sons Co            253        7,811       1,191       36,772
Dow Chemical Co                      332       26,892       2,016      163,296
Dow Jones & Co Inc                   100        4,013         818       32,822
Dresser Industries Inc               207        6,288       1,471       44,682
DSC Communications Corp *            121        2,541         963       20,223
DTE Energy Co                        232        7,018       1,223       36,996
Duke Power Co                        259       11,461       1,697       75,092
Dun & Bradstreet Corp                173        4,239       1,410       34,545
Eastern Enterprises                   37        1,244         185        6,221
Eastman Chemical Co                  120        6,615         588       32,414
Eaton Corp                            83        5,955         627       44,987
Echlin Inc                           103        3,566         550       19,044
Echo Bay Mines Ltd                   121          938       1,165        9,029
Edison International                 610       13,115       3,532       75,938
EG & G Inc                           123        2,675         419        9,113
Engelhard Corp                       164        3,629       1,165       25,776
Enserch Corp                          92        1,932         588       12,348
Entergy Corp                         329        8,677       1,864       49,163
Exxon Corp                         1,726      172,384      10,248    1,023,390
Federal Express Corp*                146        7,519         888       45,732
Federal Home Loan Mortgage
 Corp                              1,164       34,629       5,920      176,120
Federated Department Stores
 Inc*                                250        8,688       1,750       60,813
Fifth Third Bancorp                  144       12,006         845       70,452
First Chicago NBD Corp               434       25,389       2,623      153,446
First Union Corp                     363       31,853       2,304      202,176
Fleet Financial Group Inc            355       21,655       2,183      133,163
Fleetwood Enterprises Inc             30          780         302        7,852
Fleming Co Inc                        65        1,138         263        4,603
FMC Corp*                            100        6,875         311       21,381
Ford Motor Co                      1,630       53,586       9,722      319,611
FPL Group Inc                        233       10,602       1,495       68,023
Fruit of the Loom Inc Class
 A*                                  114        4,660         600       24,525
General Dynamics Corp                 61        4,102         557       37,458
General Motors Corp Class A        1,080       62,505       6,186      358,015
General Re Corp                       97       16,454         692      117,381
General Signal Corp                  133        5,802         405       17,668
Genuine Parts Co                     168        7,854       1,008       47,124
Georgia-Pacific Corp                 133       10,374         726       56,628

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      5,476  $    210,142        4,157 $    159,525       7,554 $    289,885
      4,429       188,786        3,344      142,538       6,041      257,498
      1,323       106,502          977       78,649       1,783      143,532
      1,387        43,864        1,066       33,712       1,984       62,744
      2,678        87,705        1,980       64,845       3,596      117,769
      1,993        60,039        1,527       46,001       2,687       80,946
      3,106       125,017        2,305       92,776       4,232      170,338
      2,588        79,905        1,935       59,743       3,519      108,649
      4,132       334,692        3,165      256,365       5,685      460,485
      1,673        67,129        1,275       51,159       2,264       90,843
      3,054        92,765        2,294       69,680       4,117      125,054
      2,049        43,029        1,519       31,899       2,732       57,372
      2,508        75,867        1,854       56,084       3,443      104,151
      3,404       150,627        2,643      116,953       4,737      209,612
      2,965        72,643        2,216       54,292       3,961       97,045
        393        13,215          254        8,541         433       14,560
      1,287        70,946          970       53,471       1,782       98,233
      1,349        96,791          991       71,104       1,818      130,442
      1,051        36,391          797       27,596       1,417       49,064
      2,311        17,910        1,748       13,547       3,202       24,816
      7,421       159,552        5,664      121,776      10,206      219,429
        798        17,357          561       12,202       1,145       24,904
      2,466        54,560        1,829       40,467       3,350       74,119
      1,147        24,087          920       19,320       1,637       34,377
      3,990       105,236        3,019       79,626       5,391      142,188
     21,274     2,124,741       16,212    1,619,174      29,237    2,920,045
      1,907        98,211        1,460       75,190       2,686      138,329
     12,207       363,158        9,290      276,378      16,880      502,180
      3,528       122,598        2,744       95,354       4,866      169,094
      1,783       148,658        1,403      116,975       2,480      206,770
      5,450       318,825        4,144      242,424       7,479      437,522
      4,860       426,465        3,710      325,553       6,711      588,890
      4,465       272,365        3,414      208,254       6,179      376,919
        656        17,056          423       10,998         972       25,272
        639        11,183          439        7,683         907       15,873
        668        45,925          531       36,506         901       61,944
     20,336       668,546       15,456      508,116      27,867      916,128
      3,148       143,234        2,387      108,609       4,312      196,196
      1,322        54,037        1,052       43,001       1,797       73,452
      1,099        73,908          829       55,750       1,481       99,597
     12,938       748,787        9,842      569,606      17,784    1,029,249
      1,382       234,422        1,121      190,150       1,962      332,804
        879        38,346          632       27,571       1,167       50,910
      2,088        97,614        1,539       71,948       2,820      131,835
      1,540       120,120        1,215       94,770       2,158      168,324

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Giant Food Inc Class A                 54 $      1,762         451 $     14,714
Giddings & Lewis Inc                   60          829         283        3,909
Golden West Financial                  62        4,201         458       31,030
Goodrich (B F) Co                      90        3,656         486       19,744
Goodyear Tire & Rubber Co             240       12,660       1,231       64,935
GPU Inc                               137        4,795         984       34,440
Grace (W R) & Co                      139        7,367         683       36,199
Grainger (W W) Inc                     39        3,091         410       32,493
Great Atlantic & Pacific Tea
 Co                                    67        1,993         265        7,884
Great Lakes Chemical Corp              75        3,478         494       22,909
Great Western Financial Corp          207        9,082       1,150       50,456
Harrah's Entertainment Inc*           104        1,924         822       15,207
Harris Corp                            95        7,006         367       27,066
Hasbro Inc                            129        5,515         674       28,814
Helmerich & Payne Inc                  43        1,817         242       10,225
Homestake Mining Co                   116        1,914       1,180       19,470
Household International Inc           141       13,659         785       76,047
Houston Industries Inc                308        7,161       1,992       46,314
Humana Inc*                           250        4,906       1,350       26,494
Inco Ltd                              229        8,044       1,347       47,313
Ingersoll-Rand Co                     110        5,225         853       40,518
Inland Steel Industries Inc            97        1,916         396        7,821
Intergraph Corp*                       54          446         352        2,904
International Business
 Machines Corp                        719      103,356       4,234      608,638
International Paper Co                409       17,076       2,495      104,166
ITT Corp*                             131        7,402         996       56,274
ITT Hartford Group Inc                131        9,825         996       74,700
ITT Industries Inc                    131        3,406         996       25,896
James River Corp                      118        3,865         689       22,565
Jefferson-Pilot Corp                  104        6,136         587       34,633
Johnson Controls Inc                   96        8,088         369       31,088
K Mart Corp*                          684        8,550       4,012       50,150
Kaufman & Broad Home Corp              57          805         280        3,955
Kerr-McGee Corp                        41        2,568         412       25,802
KeyCorp                               373       19,956       1,834       98,119
King World Productions*               100        3,713         262        9,727
Knight-Ridder Inc                     140        5,565         732       29,097
Laidlaw Inc Class B                   381        5,286       2,542       35,270
Limited Inc                           366        6,954       2,210       41,990
Lincoln National Corp                 140        8,138         860       49,988
Liz Claiborne Inc                      88        3,564         633       25,637
Lockheed Martin Corp                  252       22,302       1,558      137,883
Loews Corp                            150       15,319         900       91,913
Longs Drug Stores Corp                 74        1,878         320        8,120
Louisiana Land & Exploration
 Co                                    83        3,963         231       11,030

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        989  $     32,266          766 $     24,991       1,443 $     47,078
        607         8,384          423        5,843         763       10,539
      1,009        68,360          721       48,848       1,352       91,598
        927        37,659          695       28,234       1,313       53,341
      2,655       140,051        1,980      104,445       3,665      193,329
      2,046        71,610        1,621       56,735       2,852       99,820
      1,418        75,154        1,129       59,837       2,008      106,424
        872        69,106          716       56,743       1,209       95,813
        669        19,903          460       13,685         878       26,121
      1,103        51,152          865       40,114       1,456       67,522
      2,368       103,896        1,778       78,010       3,285      144,129
      1,767        32,690        1,367       25,290       2,452       45,362
        671        49,486          464       34,220         910       67,113
      1,477        63,142        1,161       49,633       2,018       86,270
        421        17,787          287       12,126         546       23,069
      2,424        39,996        1,901       31,367       3,444       56,826
      1,706       165,269        1,242      120,319       2,286      221,456
      4,114        95,651        3,083       71,680       5,525      128,456
      2,807        55,087        2,105       41,311       3,790       74,379
      2,834        99,544        2,227       78,223       3,996      140,360
      1,893        89,918        1,395       66,263       2,590      123,025
        817        16,136          585       11,554       1,161       22,930
        832         6,864          557        4,595       1,041        8,588
      8,842     1,271,038        6,703      963,556      12,231    1,758,206
      5,099       212,883        3,932      164,161       7,077      295,465
      2,025       114,413        1,486       83,959       2,733      154,415
      2,025       151,875        1,486      111,450       2,743      205,725
      2,025        52,650        1,586       41,236       2,733       71,058
      1,496        48,994        1,106       36,222       2,005       65,664
      1,202        70,918          973       57,407       1,629       96,111
        673        56,700          562       47,349       1,016       85,598
      8,329       104,113        6,190       77,375      11,359      141,988
        671         9,478          495        6,992         886       12,515
        783        49,035          619       38,765       1,150       72,019
      3,880       207,580        2,912      155,792       5,262      281,517
        639        23,723          534       19,825         916       34,007
      1,579        62,765        1,261       50,125       2,169       86,218
      5,407        75,022        4,022       55,805       7,371      102,273
      4,577        86,963        3,506       66,614       6,419      121,961
      1,812       105,323        1,332       77,423       2,482      144,266
      1,185        47,993          920       37,260       1,643       66,542
      3,276       289,926        2,510      222,135       4,493      397,631
      1,995       203,739        1,459      149,000       2,713      277,065
        630        15,986          518       13,144         953       24,182
        541        25,833          430       20,533         830       39,633

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Louisiana-Pacific Corp                118 $      2,508         862 $     18,318
LSI Logic Corp*                       122        4,209       1,060       36,570
Mallinckrodt Group Inc                 84        3,570         630       26,775
Manor Care Inc                         59        1,571         455       12,114
Masco Corp                            249        8,746       1,265       44,433
May Co Department Stores Co           385       17,951       2,045       95,348
Maytag Corp                           112        2,464         806       17,732
MBIA Inc                              450       43,931         450       43,931
McDermott International Inc            44          979         415        9,234
McDonnell Douglas Corp                214       13,589       1,798      114,173
MCI Communications                    965       34,499       5,592      199,914
Mead Corp                              54        3,146         450       26,213
Mellon Bank Corp                      213       17,120       1,043       83,831
Mercantile Stores Co Inc               90        4,320         313       15,024
Merrill Lynch & Co Inc                258       24,768       1,316      126,336
MGIC Investment Corp                  100        7,863         450       35,381
Micron Technology Inc                 326       12,225       1,758       65,925
Mobil Corp                            498       61,130       3,273      401,761
Moore Corp Ltd                        100        2,213         819       18,120
Morgan Stanley Group                  198       12,499       1,290       81,431
Morgan (JP) & Co Inc                  239       25,125       1,551      163,049
Morton International Inc              232        9,570       1,171       48,304
Motorola Inc                          801       44,756       4,866      271,888
NACCO Industries Inc Class A           16          868          40        2,170
National City Corp                    323       16,312       1,840       92,920
National Semiconductor*               160        4,180       1,103       28,816
National Service Industries
 Inc                                   37        1,406         409       15,542
NationsBank                         1,118       66,940       6,318      378,290
Navistar International Corp*          131        1,261         627        6,035
New York Times Co Class A             112        4,984         829       36,891
Niagara Mohawk Power Corp*            125        1,281       1,091       11,183
NICOR Inc                              42        1,407         414       13,869
NorAm Energy Corp                     114        1,710       1,058       15,870
Nordstrom Inc                         119        4,373         687       25,247
Norfolk Southern Corp                 192       17,496       1,008       91,854
Northern States Power Co               67        3,191         588       28,004
Northrop Grumman Corp                 136        9,877         508       36,894
Norwest Corp                          508       25,273       3,036      151,041
Novell Inc*                           420        4,253       2,792       28,269
Nucor Corp                            127        6,112         671       32,292
NYNEX Corp                            652       33,578       3,603      185,555
Occidental Petroleum Corp             486       12,393       2,719       69,335
Ohio Edison Co                        243        5,468       1,283       28,868
ONEOK Inc                              47        1,340         220        6,270
PACCAR Inc                             93        6,103         365       23,953

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      1,844  $     39,185        1,428 $     30,345       2,531 $     53,784
      2,213        76,349        1,652       56,994       2,990      103,155
      1,224        52,020        1,007       42,798       1,699       72,208
      1,097        29,208          827       22,019       1,472       39,192
      2,799        98,315        2,100       73,763       3,796      133,335
      4,300       200,488        3,317      154,655       5,977      278,678
      1,739        38,258        1,308       28,776       2,404       52,888
        812        79,272          547       53,401         987       96,356
        904        20,114          674       14,997       1,248       27,768
      3,673       233,236        2,785      176,848       5,027      319,215
     11,685       417,739        8,941      319,641      16,101      575,611
        871        50,736          701       40,833       1,220       71,065
      2,222       178,593        1,696      136,316       3,049      245,063
        670        32,160          435       20,880         904       43,392
      2,851       273,696        2,127      204,192       3,875      372,000
      1,002        78,782          729       57,318       1,346      105,829
      3,572       133,950        2,756      103,350       4,928      184,800
      6,775       831,631        5,112      627,498       9,256    1,136,050
      1,665        36,838        1,318       29,161       2,394       52,967
      2,610       164,756        1,998      126,124       3,601      227,313
      3,178       334,087        2,387      250,933       4,423      464,968
      2,451       101,104        1,858       76,643       3,351      138,229
     10,194       569,590        7,716      431,132      13,948      779,345
        139         7,541          138        7,487         148        8,029
      3,820       192,910        2,890      145,945       5,175      261,338
      2,346        61,289        1,850       48,331       3,264       85,272
        798        30,324          614       23,332       1,101       41,838
     13,316       797,296       10,104      604,977      18,364    1,099,522
      1,294        12,455          962        9,259       1,693       16,295
      1,619        72,046        1,298       57,761       2,282      101,549
      2,392        24,518        1,793       18,378       3,432       35,178
        829        27,772          635       21,273       1,181       39,564
      2,241        33,615        1,759       26,385       3,123       46,845
      1,377        50,605        1,059       38,918       1,871       68,759
      2,112       192,456        1,614      147,076       2,958      269,548
      1,229        58,531          947       45,101       1,587       75,581
        964        70,011          801       58,173       1,408      102,256
      6,388       317,803        4,857      241,636       8,670      431,333
      5,781        58,533        4,454       45,097       8,075       81,759
      1,540        74,113        1,144       55,055       2,108      101,448
      7,527       387,641        5,726      294,889      10,310      530,965
      5,591       142,571        4,239      108,095       7,724      196,962
      2,573        57,893        1,994       44,865       3,576       80,460
        457        13,025          369       10,517         646       18,411
        669        43,903          462       30,319         908       59,588

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pacific Enterprises                   148 $      4,514         742 $     22,631
PacifiCorp                            394        8,126       2,377       49,026
Panenergy Corp                        174        7,417       1,277       54,432
Parker Hannifin Corp                  102        4,463         637       27,869
PECO Energy Co                        313        7,043       1,825       41,063
Penney (JC) Co Inc                    545       26,859       2,081      102,507
Pennzoil Co                            30        1,721         403       23,122
Peoples Energy Corp                    61        2,066         234        7,927
Pep Boys-Manny Moe & Jack              57        1,860         553       18,042
PG & E Corp                           573       13,179       3,348       77,004
Pharmacia and Upjohn Inc              715       26,366       4,197      154,764
Phelps Dodge Corp                      74        5,291         495       35,393
Phillips Petroleum Co                 408       16,881       2,188       90,529
PNC Bank Corp                         506       21,442       2,792      118,311
Polaroid Corp                          32        1,352         404       17,069
Potlatch Corp                          76        3,287         224        9,688
PP & L Resources Inc                  250        5,719       1,350       30,881
Price/Costco Inc*                     306        7,841       1,562       40,026
Providian Corp                        151        8,437         719       40,174
Public Services Enterprise
 Group                                379       10,659       1,964       55,238
Pulte Corp                             48        1,638         222        7,576
Raytheon Co                           374       17,625       1,900       89,538
Republic New York Corp                100        9,288         450       41,794
Reynolds Metals Co                    156        9,789         553       34,701
Rite Aid Corp                         104        4,381         998       42,041
Rockwell International Corp           311       20,137       1,823      118,039
Rohm & Haas Co                         69        6,348         489       44,988
Rubbermaid Inc                        156        3,725       1,219       29,104
Russell Corp                           73        2,747         270       10,159
Ryder System Inc                      136        4,284         631       19,877
SAFECO Corp                           170        7,098       1,012       42,251
Safety-Kleen Corp                      76        1,368         448        8,064
Salomon Inc                           119        6,619         936       52,065
Santa Fe Pacific Gold Corp            178        3,338       1,056       19,800
Scientific-Atlanta Inc                 82        1,374         627       10,502
Seagate Technology Inc*               386       18,239       2,100       99,225
Seagram Co Ltd                        528       20,592       3,105      121,095
Sears Roebuck & Co                    491       26,637       3,218      174,577
Service Corp International            298        8,642       1,938       56,202
Silicon Graphics Inc*                 177        4,270       1,420       34,258
Snap-On Inc                           136        5,287         533       20,720
Sonat Inc                             128        5,888         673       30,958
Southern Co                           986       21,446       5,572      121,191
Southwest Airlines Co                 125        2,938       1,139       26,767
Springs Industries Inc Class
 A                                     31        1,368         180        7,943

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      1,459  $     44,500        1,124 $     34,282       1,951 $     59,506
      5,025       103,641        3,821       78,808       6,902      142,354
      2,619       111,635        1,937       82,565       3,585      152,811
      1,285        56,219          959       41,956       1,746       76,388
      3,847        86,558        2,934       66,015       5,206      117,135
      4,359       214,692        3,227      158,907       5,878      289,478
        755        43,318          624       35,802       1,062       60,932
        617        20,901          435       14,736         850       28,794
      1,072        34,974          827       26,981       1,598       52,135
      7,066       162,518        5,381      123,763       9,703      223,169
      8,660       319,338        6,576      242,490      11,933      440,029
      1,095        78,293          855       61,133       1,550      110,825
      4,521       187,056        3,425      141,709       6,216      257,187
      5,806       246,029        4,463      189,120       8,038      340,610
        733        30,969          586       24,759       1,084       45,799
        493        21,322          393       16,997         689       29,799
      2,816        64,416        2,105       48,152       3,800       86,925
      3,520        90,200        2,653       67,983       4,844      124,128
      1,650        92,194        1,270       70,961       2,252      125,831
      4,064       114,300        3,103       87,272       5,653      158,991
        359        12,251          293        9,999         578       19,724
      4,017       189,301        3,110      146,559       5,534      260,790
        902        83,773          729       67,706       1,256      116,651
      1,084        68,021          808       50,702       1,463       91,803
      2,117        89,179        1,638       69,001       2,883      121,446
      3,719       240,805        2,863      185,379       5,094      329,837
      1,058        97,336          850       78,200       1,509      138,828
      2,609        62,290        1,910       45,601       3,535       84,398
        692        26,037          470       17,684         909       34,201
      1,443        45,455        1,100       34,650       1,960       61,740
      2,189        91,391        1,621       67,677       2,974      124,165
        941        16,938          738       13,284       1,380       24,840
      1,820       101,238        1,406       78,209       2,595      144,347
      2,255        42,281        1,630       30,563       3,095       58,031
      1,334        22,345          962       16,114       1,853       31,038
      4,315       203,884        3,311      156,445       5,926      280,004
      6,384       248,976        4,845      188,955       8,762      341,718
      6,752       366,296        5,105      276,946       9,253      501,975
      4,015       116,435        3,121       90,509       5,571      161,559
      2,952        71,217        2,243       54,112       4,100       98,913
      1,061        41,246          805       31,294       1,448       56,291
      1,520        69,920        1,159       53,314       2,002       92,092
     11,552       251,256        8,745      190,204      15,889      345,586
      2,520        59,220        1,899       44,627       3,398       79,853
        372        16,415          293       12,929         498       21,974

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                             LifePath 2000            LifePath 2010
                                  ------------------------ ------------------------
                                       Shares        Value      Shares        Value
-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sprint Corp                               577 $     26,254       3,507 $    159,569
St Jude Medical Inc*                       48        1,896         728       28,756
St Paul Co Inc                            123        8,303         693       46,778
Stanley Works                             208        7,956         702       26,852
Stone Container Corp                       83        1,079         776       10,088
Stride Rite Corp                           63          756         360        4,320
Sun Co Inc                                112        3,024         605       16,335
SunTrust Banks Inc                        330       16,954       1,812       93,092
Super Value Inc                            76        2,356         597       18,507
Tandem Computers Inc*                     125        1,563         893       11,163
Tandy Corp                                 61        3,073         457       23,021
Tektronix Inc                              78        3,803         226       11,018
Tele-Communications Inc Class A*          912       10,830       5,477       65,039
Temple-Inland Inc                          47        2,591         444       24,476
Tenet Healthcare Corp*                  1,211       32,848       2,661       72,180
Tenneco Inc                               271       10,671       1,414       55,676
Texaco Inc                                404       39,946       2,188      216,339
Texas Instruments Inc                     222       17,122       1,608      124,017
Texas Utilities Co                        320       12,920       1,857       74,976
Textron Inc                               130       12,821         724       71,405
Thomas & Betts Corp                        66        2,945         414       18,475
Timken Co                                  79        4,138         227       11,889
Torchmark Corp                             78        4,592         598       35,207
Toys R Us Inc*                            359        9,334       2,211       57,486
Transamerica Corp                          74        6,484         495       43,374
Travelers Inc                             883       47,351       5,307      284,588
TRW Inc                                   126        6,599       1,068       55,937
Unicom Corp                               299        6,653       1,787       39,761
Union Camp Corp                            72        3,474         593       28,612
Union Carbide Corp                        140        6,615       1,079       50,983
Union Electric Co                         104        3,991         822       31,544
Union Pacific Corp                        457       27,534       2,059      124,055
Unisys Corp*                              273        1,843       1,364        9,207
United Healthcare Corp                    289       14,414       1,503       74,962
United States Surgical                    149        6,351         546       23,273
UNUM Corp                                  83        6,381         627       48,201
USF & G Corp                              174        3,915         920       20,700
USX -- Marathon Group                     402       10,703       2,309       61,477
USX -- US Steel Group                     132        4,142         728       22,841
U.S. Bancorp                              160        7,900       1,209       59,694
U.S. Life Corp                             60        2,858         257       12,240
U.S. West Inc                             644       23,184       3,891      140,076
U.S. West Media Group*                    894       16,427       5,091       93,547
VF Corp                                    63        4,379         559       38,851
Viacom Inc Class B*                       472       16,638       2,951      104,023

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      7,333  $    333,652        5,566 $    253,253      10,158 $    462,189
      1,386        54,747        1,012       39,974       1,895       74,853
      1,392        93,960        1,045       70,538       1,991      134,393
      1,515        57,949        1,168       44,676       2,138       81,779
      1,654        21,502        1,247       16,211       2,295       29,835
        862        10,344          576        6,912       1,096       13,152
      1,295        34,965          929       25,083       1,697       45,819
      3,801       195,276        2,886      148,268       5,275      271,003
      1,193        36,983          860       28,660       1,552       48,112
      2,014        25,175        1,634       20,425       2,743       34,288
      1,022        51,483          735       37,026       1,385       69,769
        562        27,398          395       19,256         796       38,805
     11,367       134,983        8,646      102,671      15,678      186,176
        949        52,314          684       37,706       1,287       70,946
      5,193       140,860        3,952      107,198       6,930      187,976
      2,877       113,282        2,220       87,413       3,998      157,421
      4,514       446,322        3,420      338,153       6,196      612,630
      3,231       249,191        2,519      194,278       4,430      341,664
      3,889       157,018        2,909      117,451       5,336      215,441
      1,459       143,894        1,112      109,671       1,919      189,261
        923        41,189          701       31,282       1,214       54,175
        519        27,183          397       20,793         710       37,186
      1,191        70,120          967       56,932       1,690       99,499
      4,705       122,330        3,534       91,884       6,465      168,090
      1,095        95,949          857       75,095       1,519      133,102
     10,991       589,392        8,307      445,463      15,093      809,362
      2,159       113,078        1,674       87,676       2,978      155,973
      3,737        83,148        2,796       62,211       5,092      113,297
      1,161        56,018          958       46,224       1,620       78,165
      2,201       103,997        1,713       80,939       3,026      142,979
      1,770        67,924        1,373       52,689       2,438       93,558
      4,204       253,291        3,229      194,547       5,793      349,028
      2,827        19,082        2,167       14,627       4,135       27,911
      3,127       155,959        2,400      119,700       4,375      218,203
      1,049        44,714          781       33,290       1,453       61,934
      1,222        93,941        1,001       76,952       1,694      130,226
      2,023        45,518        1,507       33,908       2,698       60,705
      4,972       132,380        3,782      100,696       6,806      181,210
      1,425        44,709        1,080       33,885       1,970       61,809
      2,563       126,548        1,971       97,318       3,562      175,874
        575        27,384          452       21,527         792       37,719
      8,154       293,544        6,264      225,504      11,272      405,792
     10,689       196,410        8,078      148,433      14,682      269,782
      1,125        78,188          832       57,824       1,480      102,860
      6,028       212,487        4,567      160,987       8,358      294,620

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                     LifePath 2000            LifePath 2010
                          ------------------------ ------------------------
                               Shares        Value      Shares        Value
-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Wachovia Corp                     275 $     16,741       1,315 $     80,051
Wendy's International
 Inc                              205        4,254       1,074       22,286
Western Atlas Inc*                132        8,036         406       24,715
Westvaco Corp                     102        3,009         857       25,282
Weyerhaeuser Co                   260       12,025       1,673       77,376
Whirlpool Corp                     80        4,040         651       32,876
Whitman Corp                       60        1,410         801       18,824
Willamette Industries
 Inc                              107        6,848         420       26,880
Williams Co Inc                   186        8,116       1,335       58,384
WMX Technologies Inc              722       22,833       3,961      125,267
Woolworth Corp*                   181        3,778       1,049       21,898
Worthington Industries
 Inc                              133        2,776         727       15,176
Xerox Corp                        471       29,438       2,703      168,938
                                      ------------             ------------
   TOTAL LARGE CAP VALUE
                  STOCKS
                 - VALUE              $  4,039,287             $ 23,278,805
                 -  COST              $  3,310,087             $ 19,511,193
MEDIUM CAP GROWTH STOCKS
PERCENT OF NET ASSETS                        2.66%                    2.64%
360 Communications Co*          1,525 $     32,978       1,519 $     32,848
Accustaff Inc*                    --           --          800       16,600
Adaptec Inc*                    1,200       45,675       1,400       53,288
ADC Telecommunication*          1,372       37,044       1,760       47,520
Adtran Inc*                       100        3,563         200        7,125
Advanced Fibre
 Communication*                   --           --          100        3,250
Airgas Inc*                       400        7,700         700       13,475
Altera Corp*                      920       41,745       1,120       50,820
America Online Inc*               600       22,500       1,100       41,250
American Power
 Conversion*                    1,000       20,875         980       20,458
Analog Devices Inc*             1,601       37,231       2,027       47,120
APAC Teleservices Inc*            100        2,975         200        5,950
Apollo Group Inc*                 --           --          200        5,400
Apria Healthcare Group
 Inc*                             500        8,938         600       10,725
Ascend Communication
 Inc*                           1,000       52,250       1,200       62,700
Atmel Corp*                       962       35,955         960       35,880
Bed Bath & Beyond Inc*            400       10,400         500       13,000
Betzdearborn Inc                  396       25,691         340       22,058
Biogen Inc*                       718       35,362         960       47,280
BMC Software Inc*               1,112       47,608       1,280       54,800
Boise Cascade Office
 Products Corp*                   --           --          100        2,213
Cadence Design System
 Inc*                             982       36,211       1,012       37,318
Callaway Golf Co                  596       18,998         680       21,675
Cambridge Technology
 Partners Inc*                    --           --          400        9,600
Cardinal Health Inc               812       49,907       1,210       74,415
Cascade Communications
 Corp*                            500       15,438       1,000       30,875

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      2,862  $    174,224        2,122 $    129,177       3,915 $    238,326
      2,221        46,086        1,689       35,047       3,010       62,458
        892        54,301          659       40,117       1,253       76,276
      1,737        51,242        1,370       40,415       2,408       71,036
      3,377       156,186        2,576      119,140       4,672      216,080
      1,239        62,570          998       50,399       1,755       88,628
      1,784        41,924        1,356       31,866       2,398       56,353
        941        60,224          755       48,320       1,343       85,952
      2,641       115,522        2,042       89,338       3,680      160,978
      8,322       263,183        6,360      201,135      11,465      362,581
      2,259        47,157        1,731       36,135       3,158       65,923
      1,579        32,962        1,161       24,236       2,139       44,652
      5,583       348,938        4,194      262,125       7,678      479,875
             ------------              ------------             ------------
             $ 48,519,897              $ 36,880,305             $ 66,687,042
             $ 39,500,646              $ 29,954,063             $ 56,322,858
                    3.11%                     3.74%                    4.16%
      2,624  $     56,744        1,928 $     41,693       3,654 $     79,018
      1,600        33,200        1,000       20,750       1,900       39,425
      2,400        91,350        1,800       68,513       3,300      125,606
      2,896        78,192        2,216       59,832       3,920      105,840
        200         7,125          200        7,125         400       14,250
        --            --           --           --          200        6,500
        600        11,550          900       17,325       1,400       26,950
      2,036        92,384        1,496       67,881       2,480      112,530
      1,200        45,000        1,400       52,500       2,700      101,250
      1,494        31,187        1,309       27,325       2,360       49,265
      3,439        79,949        2,561       59,551       4,729      109,957
        400        11,900          400       11,900         600       17,850
        --            --           200        5,400         400       10,800
        800        14,300          600       10,725       1,300       23,238
      2,000       104,500        1,500       78,375       2,800      146,300
      1,866        69,742        1,288       48,139       2,226       83,197
        800        20,800          600       15,600       1,200       31,200
        727        47,164          407       26,404         805       52,224
      1,582        77,914        1,122       55,259       2,190      107,858
      2,132        91,276        1,552       66,445       2,780      119,019
        800        17,700          --           --          200        4,425
      1,675        61,766        1,345       49,597       2,465       90,897
      1,158        36,911          956       30,473       1,616       51,510
        --            --           500       12,000         800       19,200
      1,664       102,305        1,531       94,157       2,679      164,728
      1,000        30,875        1,300       40,138       2,400       74,100

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
C-Cube Microsystems Inc*              100 $      2,913         300 $      8,738
CDW Computer Centers Inc*             --           --          --           --
Centocor Inc*                         746       28,255         840       31,815
Chesapeake Energy Corp*               --           --          400        8,300
Chiron Corp*                          896       18,592       1,092       22,659
Cintas Corp                           310       16,740         400       21,600
Citrix Systems Inc*                   --           --          300        3,788
Clear Channel Communications
 Inc*                                 400       19,150         600       28,725
Coltec Industries*                    600       10,950         700       12,775
Comair Holdings Inc                   --           --          500       10,313
CompUSA Inc*                          --           --        1,100       22,000
Compuware Corp*                       400       24,900         500       31,125
Concord EFS Inc*                      --           --          800       18,950
Consolidated Stores Corp*             875       30,734         875       30,734
ContiFinancial Corp*                  --           --          100        3,750
Corporate Express Inc*              1,050       19,688       1,050       19,688
Corrections Corp of America*          800       22,800         900       25,650
Covance Inc*                           90        1,715       1,181       22,444
Credit Acceptance Corp*               200        4,250         200        4,250
Cytec Industries Inc*                 500       19,813         400       15,850
Dal Tile International Inc*           --           --          --           --
Danaher Corp                          400       17,300         380       16,435
Diamond Offshore Drilling
 Inc*                                 300       17,700         300       17,700
Diebold Inc                           765       32,130         735       30,870
Dole Food Inc                         446       17,060         610       23,333
Dollar General Corp                   690       19,579         835       23,693
DSP Communications Inc*               --           --          500        5,844
Dura Pharmaceuticals Inc*             --           --          500       16,813
Electronic Arts Inc*                  500       15,625         500       15,625
Electronic Data Systems Corp        2,888      130,321       4,430      199,904
Electronics for Imaging Inc*          600       23,100         600       23,100
Equifax Inc                         1,710       50,873       2,000       59,500
Estee Lauder Co Class A               200        9,300         200        9,300
Excel Communications Inc*             400        7,400         400        7,400
Fastenal Co                           300       10,875         300       10,875
Federal Signal Corp                   498       12,512         590       14,824
First USA Inc                       1,200       58,350       1,400       68,075
First USA Paymentech Inc*             --           --          100        2,988
FORE Systems Inc*                     400       13,400         500       16,750
Franklin Resources Inc                894       52,299       1,050       61,425
Freeport-McMoran Inc                  354        9,647         363        9,892
Gartner Group Inc Class A*            600       15,900         600       15,900
Gateway 2000 Inc*                     200       11,750         200       11,750
General Nutrition Co Inc*           1,100       19,800       1,100       19,800
Georgia Gulf Corp                     437       11,799         360        9,720

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        300  $      8,738          400 $     11,650         600 $     17,475
        --            --           --           --          100        5,256
      1,381        52,305        1,166       44,162       2,020       76,508
      1,000        20,750          500       10,375         800       16,600
      2,424        50,298        1,300       26,975       2,252       46,729
        820        44,280          515       27,810         890       48,060
        --            --           400        5,050         600        7,575
        600        28,725          800       38,300       1,400       67,025
        700        12,775          900       16,425       1,400       25,550
        --            --           600       12,375       1,000       20,625
        --            --         1,400       28,000       2,400       48,000
        600        37,350          600       37,350       1,100       68,475
        --            --           900       21,319       1,800       42,638
      1,375        48,297        1,000       35,125       1,950       68,494
        --            --           --           --          200        7,500
      1,950        36,563        1,350       25,313       2,700       50,625
      1,400        39,900        1,200       34,200       2,100       59,850
      1,030        19,565        1,678       31,873       3,446       65,474
        --            --           200        4,250         500       10,625
        900        35,663          600       23,775         900       35,663
        --            --           --           --          200        3,550
        962        41,607          622       26,902         780       33,735
      1,100        64,900          400       23,600         600       35,400
      1,509        63,378          992       41,643       1,856       77,931
      1,008        38,556          668       25,551       1,425       54,506
      1,491        42,314          965       27,382       1,906       54,090
        --            --           600        7,013       1,000       11,688
        700        23,538          700       23,538       1,200       40,350
      1,000        31,250          600       18,750       1,200       37,500
      8,191       369,619        5,676      256,130      10,300      464,788
      1,000        38,500          800       30,800       1,400       53,900
      3,642       108,350        2,672       79,492       4,440      132,090
        800        37,200          300       13,950         400       18,600
      1,800        33,300          500        9,250         700       12,950
        400        14,500          400       14,500         800       29,000
        807        20,276          802       20,150       1,280       32,160
      2,600       126,425        1,800       87,525       3,300      160,463
        --            --           200        5,975         400       11,950
        600        20,100          500       16,750       1,000       33,500
      2,044       119,574        1,370       80,116       2,348      137,329
        684        18,639          359        9,783         678       18,476
      1,000        26,500          800       21,200       1,400       37,100
      1,300        76,375          300       17,625         900       52,875
      2,100        37,800        1,400       25,200       2,500       45,000
        745        20,115          465       12,555         640       17,280

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Getchell Gold Corp*                    24 $      1,236         359 $     18,489
Glenayre Technologies Inc*            650        8,613         650        8,613
Global DirectMail Corp*               200        6,700         200        6,700
Global Marine Inc*                  1,500       27,938       1,900       35,388
GTECH Holdings Corp*                  400       12,550         400       12,550
Gulfstream Aerospace Corp*            --           --          400        8,700
Harley-Davidson Inc                   818       30,573         950       35,506
HBO & Co                              900       51,863       1,100       63,388
Health Management Associates
 Inc Class A*                       1,050       27,825       1,250       33,125
HealthCare Compare Corp*              484       20,661         490       20,917
Idexx Laboratories Inc*               400       14,900         500       18,625
Illinois Central Corp                 411       14,128         690       23,719
IMC Global Inc                        818       28,528         900       31,388
Informix Corp*                      1,390       24,151       1,720       29,885
Input/Output Inc*                     500       10,688         500       10,688
International Game
 Technology Inc                     1,397       24,448       1,600       28,000
Interneuron Pharmaceuticals
 Corp*                                --           --          400       10,950
Interstate Bakeries Corp              --           --          300       14,025
Intuit Inc*                           400        9,050         400        9,050
Iomega Corp*                        1,200       18,600       1,300       20,150
Jefferson Smurfit Corp*               700        9,538         800       10,900
Jones Apparel Group Inc*              400       14,850         400       14,850
K-III Communications Corp*            --           --          200        2,550
Kohls Corp*                           286       13,156         720       33,120
La Quinta Inns Inc                    800       15,800         750       14,813
Lancaster Colony Corp                 338       15,464         260       11,895
LCI International Inc*                300        5,700         300        5,700
Lear Corp*                            600       23,400         600       23,400
LIN Television Corp*                  200        8,300         200        8,300
Linear Technology Corp                786       35,468         920       41,515
Lone Star Steakhouse &
 Saloon*                              300        7,950         400       10,600
Lyondell Petrochemical                476       11,246         580       13,703
Manpower Inc                          900       33,975       1,000       37,750
Maxim Integrated Products
 Inc*                                 700       34,738         800       39,700
McAfee Associates Inc*                450       20,644         450       20,644
McLeod Inc Class A*                   --           --          200        3,575
Mercury Financial Corp              1,800        5,625       1,800        5,625
Microchip Technology Inc*             600       22,425         600       22,425
Micron Electronics Inc*               --           --          200        3,875
Money Store Inc                       400       10,350         400       10,350
NCR Corp*                             172        5,662       1,359       44,861
Neiman Marcus Group Inc*              --           --          200        5,375
Nellcor Inc*                          800       13,900         700       12,163
Netscape Communications
 Corp*                                200        5,825         700       20,388
Newmont Gold Co                       100        4,875         200        9,750

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        222  $     11,433          458 $     23,587         746 $     38,419
      1,175        15,569          800       10,600       1,425       18,881
        300        10,050          200        6,700         400       13,400
      3,615        67,329        2,500       46,563       4,000       74,500
        500        15,688          400       12,550       1,000       31,375
        --            --           500       10,875         800       17,400
      1,759        65,743        1,244       46,495       2,290       85,589
      1,800       103,725        1,400       80,675       2,500      144,063
      1,650        43,725        1,600       42,400       2,825       74,863
        816        34,833          496       21,173         965       41,193
        800        29,800          600       22,350       1,000       37,250
      1,135        39,016        1,015       34,891       1,702       58,506
      1,530        53,359        1,270       44,291       2,200       76,725
      3,118        54,175        2,138       37,148       4,080       70,890
      1,000        21,375          700       14,963       1,100       23,513
      3,072        53,760        1,917       33,548       3,845       67,288
        --            --           600       16,425         900       24,638
        600        28,050          300       14,025         500       23,375
        800        18,100          500       11,313       1,000       22,625
      2,200        34,100        1,600       24,800       3,100       48,050
      1,400        19,075          900       12,263       1,800       24,525
        600        22,275          600       22,275       1,000       37,125
      1,800        22,950          --           --          400        5,100
      1,004        46,184          808       37,168       1,458       67,068
      1,500        29,625          900       17,775       1,800       35,550
        470        21,503          340       15,555         628       28,731
        600        11,400          500        9,500         900       17,100
        500        19,500          800       31,200       1,300       50,700
        300        12,450          200        8,300         400       16,600
      1,700        76,713        1,110       50,089       2,150       97,019
        700        18,550          500       13,250         900       23,850
      1,317        31,114          892       21,074       1,145       27,051
      1,400        52,850        1,300       49,075       2,300       86,825
      1,400        69,475        1,000       49,625       1,800       89,325
        900        41,288          675       30,966       1,050       48,169
        --            --           200        3,575         800       14,300
      2,600         8,125        2,400        7,500       4,400       13,750
        600        22,425          750       28,031       1,500       56,063
      1,600        31,000          300        5,813         300        5,813
        700        18,113          500       12,938         800       20,700
      1,782        58,796        1,665       54,941       2,494       82,308
        --            --           400       10,750         400       10,750
      1,300        22,588          950       16,506       1,600       27,800
      1,500        43,688          800       23,300       1,500       43,688
      1,900        92,625        1,000       48,750       2,300      112,125

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Nine West Group Inc*                  200 $      9,400         400 $     18,800
Noble Affiliates Inc                  338       13,182         630       24,570
Nordson Corp                          214       11,984         160        8,960
Northwest Airlines Corp
 Class A*                             600       21,225         900       31,838
Oakley Inc*                           600        5,325         600        5,325
Octel Communications*                 --           --          600       10,950
Olsten Corp                           691       12,352         825       14,747
Omnicare Inc                          600       15,900         900       23,850
Omnicom Group                         788       39,105         920       45,655
Omnipoint Corp*                       200        3,425         300        5,138
Outback Steakhouse Inc*               400        9,550         400        9,550
Oxford Health Plans Inc*              700       39,025         800       44,600
Pairgain Technologies Inc*            --           --          600       17,738
Parametric Technology Corp*         1,320       74,415       1,660       93,583
Paychex Inc                           657       28,580         685       29,798
Peoplesoft Inc*                       800       31,900         900       35,888
PetSmart Inc*                       1,200       23,400       1,300       25,350
Phycor Inc*                           600       18,225         600       18,225
PictureTel Corp*                      400        6,300         400        6,300
Planet Hollywood
 International Inc Class A*           --           --          100        1,700
Pogo Producing Co                     300       10,313         400       13,750
Presstek Inc*                         100        4,950         200        9,900
Price (T Rowe) & Associates           600       26,475         600       26,475
Promus Hotel Corp*                    677       23,949         561       19,845
Quintiles Transnational
 Corp*                                200       13,075         200       13,075
Readers Digest Association
 Class A                            1,000       37,375       1,000       37,375
Republic Industries Inc*            1,500       53,250       1,400       49,700
Reynolds & Reynolds Co Class
 A                                  1,146       32,088       1,120       31,360
Rhone-Poulenc Rorer Inc               500       35,500         600       42,600
Richfood Holdings Inc                 --           --          500       10,563
Robert Half International
 Inc*                                 600       24,975         600       24,975
Rouse Co                              400       11,700         600       17,550
Sabre Group Holding Inc*              --           --          300        8,475
Safeway Inc*                          900       43,313         900       43,313
Saks Holdings Inc*                    200        6,700         200        6,700
Scherer (R P) Corp*                   300       17,325         300       17,325
Scholastic Inc*                       200        6,600         200        6,600
Schwab (Charles) Corp               1,278       47,925       1,470       55,125
Sealed Air Corp*                      400       16,450         500       20,563
Security Dynamics Technology
 Inc*                                 --           --          300        8,250
Shiva Corp*                           300        4,988         300        4,988
Simon Debartolo Group Inc             300        9,038         900       27,113
Smith International Inc*              414       16,819         500       20,313
Solectron Corp*                       500       26,438         600       31,725
Sonoco Products                       988       25,935       1,177       30,896

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        300  $     14,100          400 $     18,800         800 $     37,600
        873        34,047          858       33,462       1,520       59,280
        293        16,408          208       11,648         385       21,560
      1,500        53,063        1,100       38,913       2,100       74,288
      1,200        10,650          800        7,100       1,200       10,650
        730        13,323          540        9,855       1,300       23,725
      1,117        19,966          988       17,661       1,516       27,099
        800        21,200        1,200       31,800       2,100       55,650
      1,720        85,355        1,410       69,971       2,458      121,978
        400         6,850          400        6,850         600       10,275
        500        11,938          600       14,325         900       21,488
      1,400        78,050        1,000       55,750       1,900      105,925
      1,100        32,519          700       20,694       1,200       35,475
      2,942       165,855        2,142      120,755       3,770      212,534
      1,203        52,331          960       41,760       1,675       72,863
      1,400        55,825        1,200       47,850       2,200       87,725
      2,200        42,900        1,600       31,200       3,100       60,450
      1,050        31,894          750       22,781       1,450       44,044
        700        11,025          500        7,875         800       12,600
      1,600        27,200          200        3,400         300        5,100
        600        20,625          400       13,750         700       24,063
        200         9,900          200        9,900         300       14,850
      1,000        44,125          800       35,300       1,400       61,775
      1,174        41,530          745       26,354       1,355       47,933
        300        19,613          400       26,150         700       45,763
      1,800        67,275        1,500       56,063       2,600       97,175
      1,600        56,800        2,500       88,750       4,600      163,300
      2,112        59,136        1,352       37,856       2,600       72,800
      2,300       163,300        1,400       99,400       3,000      213,000
        --            --           600       12,675       1,100       23,238
      1,000        41,625          700       29,138       1,400       58,275
        500        14,625          900       26,325       1,600       46,800
      2,200        62,150          300        8,475         600       16,950
      3,600       173,250        2,000       96,250       4,600      221,375
      1,200        40,200          300       10,050         400       13,400
        400        23,100          300       17,325         700       40,425
        200         6,600          200        6,600         400       13,200
      2,786       104,475        1,896       71,100       3,414      128,025
        606        24,922          636       26,156       1,100       45,238
        --            --           400       11,000         800       22,000
        600         9,975          400        6,650         600        9,975
      1,600        48,200        1,100       33,138       2,000       60,250
        597        24,253          627       25,472       1,000       40,625
      1,000        52,875          700       37,013       1,400       74,025
      2,100        55,125        1,422       37,328       2,755       72,319

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Staples Inc*                        1,396 $     30,189       1,397 $     30,210
Starbucks Corp*                     1,000       33,625       1,000       33,625
Sterling Commerce Inc*                677       19,633         837       24,273
Sterling Software Inc*                300        8,588         400       11,450
Stryker Corp                          748       21,692         920       26,680
Student Loan Marketing Assoc          600       63,525         800       84,700
Sunamerica Inc                        600       27,525         600       27,525
Sundstrand Corp                       726       31,672         760       33,155
Sybron International Corp*            500       14,875         600       17,850
Synopsys Inc*                         400       14,275         500       17,844
Tambrands Inc                         497       21,371         510       21,930
Tech Data Corp*                       --           --          500       12,000
Teletech Holdings Inc*                --           --          100        2,444
Thermo Cardiosystems Inc*             150        4,200         250        7,000
Thermo Instrument Systems
 Inc*                                 200        6,800         225        7,650
ThermoLase Corp*                      --           --          100        1,313
Tiffany & Co                          326       11,329         400       13,900
Total System Services Inc             300        9,225         300        9,225
Transocean Offshore Inc               200       11,175         200       11,175
UAL Corp*                             600       34,050         700       39,725
UCAR International Inc*               400       17,200         400       17,200
Union Texas Petroleum
 Holdings Corp                        600       11,100         700       12,950
Unisource Worldwide Inc                94        2,021         865       18,598
United Meridian Corp*                 --           --          400       12,050
USG Corp*                             400       14,100         400       14,100
U.S. Robotics Corp*                   800       44,650         900       50,231
U.S.A. Waste Services Inc*            800       28,800       1,300       46,800
Valspar Corp                          200       11,450         200       11,450
Vastar Resources Inc                  200        5,800         200        5,800
VeriFone Inc*                         358       12,441         300       10,425
Viking Office Products Inc*           800       18,900       1,000       23,625
Vornado Realty Trust                  300       17,363         300       17,363
Watson Pharmaceuticals Inc*           300       13,088         400       17,450
Western Wireless Corp Class
 A*                                   --           --          100        1,413
Wisconsin Central Transport*          600       21,525         600       21,525
Xilinx Inc*                           847       38,221         900       40,613
Xylan Corp*                           100        1,775         100        1,775
                                          ------------             ------------
     TOTAL MEDIUM CAP GROWTH
                      STOCKS
                     - VALUE              $  3,498,264             $  4,478,157
                     -  COST              $  2,814,674             $  3,895,414
MEDIUM CAP VALUE STOCKS
PERCENT OF NET ASSETS                            3.65%                    3.38%
Adobe Systems Inc                     819 $     29,894         810 $     29,565
Advanta Corp Class B                  300       12,038         300       12,038
AFLAC Corp                          1,496       60,401       1,870       75,501

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      2,163  $     46,775        1,740 $     37,628       3,257 $     70,433
      1,700        57,163        1,200       40,350       2,200       73,975
      1,254        36,366          996       28,884       1,774       51,446
        600        17,175          500       14,313         800       22,900
      1,668        48,372        1,088       31,552       2,300       66,700
      1,400       148,225        1,200      127,050       1,800      190,575
      1,500        68,813          900       41,288       1,400       64,225
      1,390        60,639          930       40,571       1,690       73,726
        800        23,800          800       23,800       1,400       41,650
        900        32,119          600       21,413       1,000       35,688
        954        41,022          609       26,187       1,085       46,655
        --            --           700       16,800       1,100       26,400
        --            --           --           --          300        7,331
        300         8,400          300        8,400         450       12,600
      1,600        54,400          250        8,500         537       18,258
        --            --           --           --          300        3,938
        480        16,680          360       12,510         800       27,800
      2,200        67,650          400       12,300         800       24,600
        400        22,350          700       39,113       1,200       67,050
      1,200        68,100        1,000       56,750       1,700       96,475
        800        34,400          600       25,800         900       38,700
        800        14,800          900       16,650       1,600       29,600
      1,174        25,241          892       19,178       2,574       55,341
        --            --           500       15,063         900       27,113
        500        17,625          600       21,150         900       31,725
      1,600        89,300        1,200       66,975       2,200      122,788
      2,400        86,400        1,900       68,400       3,500      126,000
        300        17,175          300       17,175         500       28,625
      1,600        46,400          900       26,100         500       14,500
        363        12,614          468       16,263         700       24,325
      2,000        47,250        1,400       33,075       2,200       51,975
        300        17,363          400       23,150         600       34,725
        600        26,175          500       21,813         900       39,263
        --            --           --           --          300        4,238
      1,200        43,050          900       32,288       1,400       50,225
      1,459        65,837        1,174       52,977       2,120       95,665
        --            --           100        1,775         200        3,550
             ------------              ------------             ------------
             $  7,823,858              $  5,938,314             $ 10,724,544
             $  6,281,993              $  4,845,622             $  9,300,337
                    4.02%                     4.69%                    5.20%
      1,506  $     54,969        1,051 $     38,362       1,915 $     69,898
        500        20,063          400       16,050         700       28,088
      3,217       129,886        2,337       94,356       4,227      170,665

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AGCO Corp                             300 $      8,513         300 $      8,513
Albemarle Corp                        713       13,993         460        9,028
Alexander & Baldwin Inc               504       13,482         590       15,783
Alleghany Corp*                         2          427         100       21,338
Allmerica Financial Corp              200        7,475         100        3,738
Allmerica Property &
 Casualty Co Inc                      300        9,413         800       25,100
Alumax Inc*                           489       19,132         480       18,780
AMBAC Inc                             300       20,025         500       33,375
American Financial Group Inc          304       11,400         390       14,625
American National Insurance
 Co                                   100        8,250         100        8,250
American Standard Co Inc*             500       22,500         500       22,500
American States Financial
 Corp                                 --           --          100        3,275
American Water Works Co Inc           600       14,025         700       16,363
Amphenol Corp Class A*                200        5,100         200        5,100
AmSouth Bancorp                       600       30,750         700       35,875
Anadarko Petroleum Corp               539       30,319         700       39,375
Apache Corp                           962       31,145       1,020       33,023
Arco Chemical Co                      100        4,725         100        4,725
Arrow Electronics Inc*                493       27,670         496       27,838
Associates First Capital
 Corp                                 700       33,775         800       38,600
Avnet Inc                             530       33,125         550       34,375
AVX Corp                              300        6,638         200        4,425
Bancorp Hawaii Inc                    574       25,256         560       24,640
Barnes & Noble*                       200        6,600         200        6,600
Bear Stearns & Co Inc               1,499       44,982       1,454       43,628
Beckman Instruments Inc               294       12,201         350       14,525
Belo (A H) Corp                       456       17,214         440       16,610
Bergen Brunswig Corp Class A          420       13,493         516       16,577
Borders Group Inc*                    --           --          400       16,850
Boston Chicken Inc                    600       19,650         500       16,375
Bowater Inc                           395       16,738         410       17,374
Brinker International Inc*          1,056       12,540         990       11,756
Cabot Corp                          1,010       23,735         940       22,090
Calenergy Inc*                        500       16,688         500       16,688
California Federal Bancorp
 Inc*                                 --           --          --           --
Capital One Financial Corp            --           --          400       15,900
Central Fidelity Banks Inc            825       24,028         745       21,698
Charter One Financial Inc             630       30,004         625       29,766
Cincinnati Financial Corp             630       43,549         746       51,567
Circus Circus Entertainment
 Inc*                                 929       29,031       1,130       35,313
Cirrus Logic Inc*                     634        8,599         780       10,579
Clayton Homes Inc                   1,026       14,624         984       14,018
CNA Financial Corp*                   100       11,125         100       11,125
Coca-Cola Enterprises                 712       43,966         910       56,193
Coleman Co Inc*                       --           --          200        2,550

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        500  $     14,188          400 $     11,350         700 $     19,863
      1,112        21,823          732       14,366         986       19,350
        814        21,775          809       21,641       1,380       36,915
        102        21,764          102       21,764         102       21,764
        700        26,163          200        7,475         300       11,213
      1,400        43,925          900       28,238       1,700       53,338
        773        30,244          693       27,114       1,070       41,864
        900        60,075          600       40,050         900       60,075
        813        30,488          508       19,050         980       36,750
        200        16,500          200       16,500         300       24,750
      1,300        58,500          800       36,000       1,200       54,000
        --            --           --           --          300        9,825
        800        18,700        1,000       23,375       1,700       39,738
        300         7,650          200        5,100         500       12,750
      1,200        61,500          900       46,125       1,600       82,000
      1,301        73,181          846       47,588       1,515       85,219
      1,549        50,149        1,284       41,570       2,535       82,071
      1,600        75,600          900       42,525       2,000       94,500
        999        56,069          710       39,849       1,175       65,947
      1,600        77,200        1,100       53,075       1,900       91,675
      1,014        63,375          659       41,188       1,215       75,938
      1,300        28,763          300        6,638         600       13,275
        757        33,308          677       29,788       1,335       58,740
        300         9,900          200        6,600         400       13,200
      2,709        81,270        1,869       56,070       3,283       98,501
        450        18,675          505       20,958         780       32,370
        714        26,954          544       20,536       1,040       39,260
        629        20,207          620       19,918       1,100       35,338
        --            --           500       21,063         900       37,913
        700        22,925          700       22,925       1,300       42,575
        652        27,629          607       25,722       1,175       49,791
      1,871        22,218        1,171       13,906       2,130       25,294
      1,772        41,642        1,232       28,952       2,090       49,115
        900        30,038          900       30,038       1,600       53,400
        --            --           --           --          120        2,250
        900        35,775          600       23,850         200        7,950
      1,050        30,581          945       27,523       1,807       52,629
      1,050        50,006          735       35,004       1,460       69,533
      1,245        86,061          940       64,978       1,695      117,167
      2,122        66,313        1,562       48,813       2,795       87,344
      1,496        20,290        1,066       14,458       1,510       20,479
      1,945        27,716        1,320       18,810       2,408       34,307
      1,000       111,250          600       66,750       1,300      144,625
      2,188       135,109        1,448       89,414       2,155      133,071
        --            --           --           --          200        2,550

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Comdisco Inc                          416 $     12,948         445 $     13,851
Commerce Bancshares Inc               540       25,650         540       25,650
Compass Bancshares Inc                400       17,850         400       17,850
Compuserve Corp*                      --           --          200        2,025
Comsat Corp                           510       13,388         600       15,750
Consolidated Papers Inc               386       19,541         380       19,238
Cooper Cameron Corp*                  --           --          300       19,650
Countrywide Credit
 Industries Inc                     1,100       32,038       1,300       37,863
Cox Communications Inc Class
 A*                                   613       12,337         874       17,589
Cracker Barrel Old Country
 Store Inc                            649       17,685         710       19,348
Crestar Financial Corp              1,004       36,897       1,440       52,920
Cypress Semiconductor*                800       10,600       1,040       13,780
Dean Foods Co                         424       13,833         540       17,618
Dentsply International Inc            200       10,450         200       10,450
Depuy Inc*                            --           --          200        4,300
Dial Corp                             136        2,040       1,080       16,200
Dime Bancorp Inc*                   1,200       21,000       1,200       21,000
Donaldson Lufkin & Jenrette
 Inc                                  --           --          100        4,300
DST Systems Inc*                      200        6,575         300        9,863
Edwards A G & Sons Inc                655       23,253         720       25,560
Enron Oil & Gas Co                    700       14,175         800       16,200
Ensco International Inc*              700       30,363         700       30,363
Enserch Exploration Inc*              --           --          300        2,888
Equitable Co Inc                      900       28,238         900       28,238
Equitable of Iowa Co                  300       15,938         300       15,938
Equity Residential
 Properties Trust                     400       18,100         400       18,100
Ethyl Corp                          1,031        9,408       1,010        9,216
Everest Reinsurance Holdings
 Inc                                  300        9,450         200        6,300
Fina Inc Class A                      --           --          100        6,238
Finova Group Inc                      300       22,913         400       30,550
First American Corp --
  Tennessee                           400       25,650         400       25,650
First Brands Corp                     486       12,089         480       11,940
First Commerce Corp                   400       16,600         400       16,600
First Empire State Corp               100       32,350         100       32,350
First Hawaiian Inc                    200        6,650         300        9,975
First of America Bank Corp            647       40,518         810       50,726
First Security Corp                   774       26,993         980       34,178
First Tennessee National
 Corp                                 708       33,099         840       39,270
First Virginia Banks Inc              359       18,937         380       20,045
Firstar Corp                        1,600       49,000       1,600       49,000
Firstmerit Corp                       300       12,075         400       16,100
Fiserv Inc*                           617       20,207         530       17,358
Food Lion Inc Class A               3,300       26,194       3,100       24,606
Food Lion Inc Class B               2,500       20,781       2,300       19,119
Forest Labs Inc Class A*              582       22,189         570       21,731

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      1,041  $     32,401          636 $     19,796       1,042 $     32,432
        866        41,135          651       30,923       1,097       52,108
        500        22,313          500       22,313         900       40,163
        400         4,050          --           --          400        4,050
        819        21,499          814       21,368       1,390       36,488
        770        38,981          490       24,806         770       38,981
        400        26,200          400       26,200         600       39,300
      2,300        66,988        1,700       49,513       2,900       84,463
      4,594        92,454        2,327       46,831       5,749      115,699
      1,411        38,450          971       26,460       1,625       44,281
      1,970        72,398        1,830       67,253       3,370      123,848
      1,364        18,073        1,424       18,868       2,470       32,728
        707        23,066          637       20,782       1,205       39,313
        300        15,675          300       15,675         500       26,125
      1,700        36,550          --           --          400        8,600
      1,641        24,615        1,228       18,420       2,908       43,620
      2,400        42,000        1,600       28,000       2,900       50,750
        900        38,700          200        8,600         300       12,900
        400        13,150          300        9,863         500       16,438
      1,017        36,104          877       31,134       1,625       57,688
      2,200        44,550        1,600       32,400       1,800       36,450
      1,100        47,713          900       39,038       1,600       69,400
        --            --           --           --          500        4,813
      3,100        97,263        1,300       40,788       2,100       65,888
        400        21,250          400       21,250         800       42,500
        400        18,100          700       31,675       1,200       54,300
      2,029        18,515        1,308       11,936       2,630       23,999
        400        12,600          300        9,450         600       18,900
        400        24,950          --           --          100        6,238
        600        45,825          400       30,550         800       61,100
        700        44,888          500       32,063         900       57,713
        694        17,263          704       17,512       1,060       26,368
        800        33,200          500       20,750         900       37,350
        100        32,325          100       32,350         200       64,650
        300         9,975          400       13,300         600       19,950
      1,409        88,239        1,069       66,946       1,925      120,553
      1,775        61,903        1,302       45,407       2,250       78,469
      1,570        73,398        1,100       51,425       2,080       97,240
        791        41,725          461       24,318         945       49,849
      2,200        67,375        2,200       67,375       4,000      122,500
        500        20,125          500       20,125         900       36,225
        699        22,892          629       20,600       1,295       42,411
      5,600        44,450        4,200       33,338       7,300       57,944
      4,300        35,744        3,000       24,938       5,000       41,563
      1,066        40,641          686       26,154       1,260       48,038

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Fort Howard Corp*                     400 $     11,900         600 $     17,850
Foundation Health Corp*               609       22,990         482       18,196
Franchise Finance Corp                --           --          100        2,588
GATX Corp                             223       10,927         270       13,230
Gaylord Entertainment Co
 Class A                              315        6,379         315        6,379
General Motors Corp Class H         1,000       59,000       1,300       76,700
Genzyme Corp -- General
 Division*                            326        8,395         420       10,815
Greenpoint Financial Corp             600       36,000         600       36,000
Hanna (M A) Co                        580       12,035         550       11,413
Hannaford Brothers Co                 436       15,533         360       12,825
Harsco Corp                           538       19,368         620       22,320
Hartford Steam Boiler
 Inspection                           230       10,523         280       12,810
Hawaiian Electric Industries
 Inc                                  392       13,769         340       11,943
Health Care Property
 Investors Inc                        300       10,238         400       13,650
Health Care & Retirement
 Corp*                                650       17,631         600       16,275
Health & Retire Property
 Trust                                600       11,850         700       13,825
Healthsource Inc*                     600       12,525         700       14,613
Hibernia Corp Class A               1,600       22,200       1,500       20,813
Hillenbrand Industries Inc            300       11,288         700       26,338
Hormel Foods Corp                     400       10,500         500       13,125
Host Marriott Corp*                 1,800       32,400       1,900       34,200
Hubbell Inc Class B                   532       22,544         666       28,222
Huntington Bancshares Inc           1,615       46,028       1,915       54,578
IBP Inc                             1,032       23,994       1,220       28,365
Imation Corp*                         576       15,336         516       13,739
International Rectifier
 Corp*                                500        6,750         500        6,750
International Specialty
 Products Inc*                        --           --          200        2,675
IVAX Corp                           1,230       15,068       1,240       15,190
John Nuveen & Co Inc Class A          --           --          100        3,038
Kansas City Southern
 Industries                           281       14,753         470       24,675
Kelly Services Inc Class A            406       11,165         420       11,550
Kimco Realty Corp                     300       10,088         350       11,769
KLA Instruments Corp*                 300       12,506         400       16,675
Komag Inc*                            600       18,000         600       18,000
Lafarge Corp                          300        6,975         400        9,300
Leggett & Platt Inc                   858       30,781       1,000       35,875
Lehman Brothers Holdings            1,100       36,988       1,300       43,713
Leucadia National Corp                400       10,650         400       10,650
Lexmark International Group
 Class A*                             --           --          200        5,575
Liberty Media Group Class A*        2,385       50,085       3,159       66,339
Litton Industries Inc*                301       12,943         390       16,770
Loral Space &
 Communications*                    1,842       29,702       2,282       36,797
LTB Corp                            1,400       17,500       1,300       16,250
Lubrizol Corp                         829       28,704         760       26,315
MAPCO Inc                             674       21,400         520       16,510

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        600  $     17,850          800 $     23,800       1,300 $     38,675
        965        36,429          626       23,632       1,186       44,772
        --            --           --           --          300        7,763
        302        14,798          317       15,533         610       29,890
        420         8,505          515       10,429         750       15,188
      2,100       123,900        1,700      100,300       3,000      177,000
        734        18,901          544       14,008         700       18,025
      1,100        66,000          800       48,000       1,300       78,000
        967        20,065          600       12,450       1,162       24,112
        745        26,541          465       16,566         940       33,488
      1,148        41,328          758       27,288       1,520       54,720
        309        14,137          324       14,823         620       28,365
        423        14,858          403       14,155         880       30,910
        400        13,650          500       17,063         700       23,888
        750        20,344          600       16,275       1,350       36,619
        800        15,800        1,000       19,750       1,700       33,575
      1,300        27,138          800       16,700       1,400       29,225
      2,900        40,238        2,200       30,525       3,900       54,113
      1,000        37,625          800       30,100       1,400       52,675
        600        15,750          600       15,750       1,100       28,875
      3,400        61,200        2,500       45,000       4,700       84,600
      1,008        42,714          934       39,578       1,502       63,647
      3,487        99,380        2,579       73,502       4,529      129,077
      2,152        50,034        1,542       35,852       2,700       62,775
        702        18,691          531       14,138       1,317       35,065
      1,000        13,500          700        9,450       1,100       14,850
      1,300        17,388          --           --          500        6,688
      2,323        28,457        1,663       20,372       2,895       35,464
        --            --           --           --          300        9,113
        765        40,163          485       25,463         960       50,400
        689        18,948          419       11,523         885       24,338
        450        15,131          300       10,088         700       23,538
        600        25,013          600       25,013       1,100       45,856
      1,100        33,000          600       18,000       1,200       36,000
        500        11,625          300        6,975         600       13,950
      1,474        52,880        1,184       42,476       2,330       83,589
      2,400        80,700        1,600       53,800       3,100      104,238
        400        10,650          600       15,975       1,100       29,288
      1,000        27,875          300        8,363         800       22,300
      5,583       117,243        4,134       86,814       6,471      135,891
        808        34,744          503       21,629         879       37,797
      2,912        46,956        2,974       47,956       5,366       86,527
      1,900        23,750        1,700       21,250       3,200       40,000
      1,517        52,526          942       32,617       1,800       62,325
        936        29,718          676       21,463       1,400       44,450

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Mark IV Industries Inc               521 $     12,113         507 $     11,788
Marshall & Ilsley Corp               958       37,841       1,240       48,980
Martin Marietta Inc                  --           --          100        2,638
McCormick & Co Inc                   888       20,979         900       21,263
McKesson Corp                        400       26,500         500       33,125
Medaphis Corp*                       800        7,950         900        8,944
Meditrust Corp                       600       23,100         600       23,100
Medpartners Inc*                   1,210       26,620       1,989       43,758
MEMC Electronic Materials
 Inc*                                300        7,350         300        7,350
Mercantile Bancorporation            636       36,809         870       50,351
Mercantile Bankshares                503       18,674         590       21,904
Mercury General Corp                 100        6,138         100        6,138
MGM Grand Inc*                       200        7,025         300       10,538
Micro Warehouse Inc*                 300        4,313         300        4,313
Millennium Chemicals Inc*            611       11,676       1,136       21,717
Mirage Resorts Inc*                1,690       42,039       1,760       43,780
Molex Inc                            363       12,977         718       25,669
Molex Inc Class A                    600       19,950         675       22,444
Murphy Oil Corp                      493       22,863         580       26,898
Mylan Laboratories                 1,603       26,850       1,570       26,298
Nabisco Holdings Corp Class
 A                                   200        8,225         200        8,225
Nabors Industries Inc*               900       13,838         900       13,838
Natural Gas Clearinghouse
 Inc                                 --           --          100        1,975
New Plan Realty Trust                800       18,600         700       16,275
Noble Drilling Corp*                 --           --        1,400       24,850
Northern Trust Corp                1,134       48,195       1,520       64,600
Office Depot Inc*                  1,538       29,222       1,550       29,450
Officemax Inc*                     1,600       19,200       1,550       18,600
Ogden Corp                           101        2,058         625       12,734
Ohio Casualty Corp                   300       11,888         400       15,850
Old Kent Financial Corp              430       21,554         540       27,068
Old Republic International
 Corp                              1,050       28,481         950       25,769
Olin Corp                            470       18,800         560       22,400
Owens Illinois Inc*                  700       16,888       1,300       31,363
PacifiCare Health Systems
 Inc Class A*                         91        7,280         243       19,442
PacifiCare Health Systems
 Inc Class B*                        274       22,970         295       24,710
Paging Network Inc*                  500        7,531         600        9,038
PaineWebber Group Inc                800       26,100       1,200       39,150
Paul Revere Corp                     --           --          100        4,163
Payless ShoeSource Inc*              517       22,231         511       21,973
PHH Corp                             356       17,044         500       23,938
Pittston Brink's Group               523       13,467         520       13,390
PMI Group Inc                        300       16,425         300       16,425
Premark International Inc            761       17,979         706       16,679

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        829  $     19,274          526 $     12,230       1,213 $     28,202
      2,203        87,019        1,583       62,529       2,820      111,390
        --            --           --           --          300        7,913
      1,355        32,012        1,205       28,468       2,055       48,549
        800        53,000          600       39,750       1,000       66,250
      1,100        10,931        1,200       11,925       2,000       19,875
      1,100        42,350          800       30,800       1,400       53,900
      2,420        53,240        2,452       53,944       4,462       98,164
        400         9,800          400        9,800         700       17,150
      1,469        85,018        1,064       61,579       1,940      112,278
        813        30,183          708       26,285       1,280       47,520
        200        12,275          100        6,138         300       18,413
        700        24,588          400       14,050         400       14,050
        600         8,625          400        5,750         700       10,063
      2,212        42,311        1,746       33,398       2,946       56,348
      2,978        74,078        2,208       54,924       4,070      101,241
        538        19,234        1,100       39,325         822       29,387
        925        30,756          825       27,431       1,425       47,381
      1,077        49,946          697       32,323       1,170       54,259
      2,765        46,314        1,927       32,277       3,352       56,146
        800        32,900          100        4,113         300       12,338
      1,285        19,757        1,229       18,896       2,600       39,975
      1,600        31,600          --           --        3,200       63,200
      1,400        32,550          900       20,925       1,700       39,525
      2,100        37,275        1,800       31,950       3,000       53,250
      2,656       112,880        1,876       79,730       3,330      141,525
      2,442        46,398        1,967       37,373       3,980       75,620
      2,700        32,400        1,950       23,400       3,150       37,800
        884        18,012          606       12,347       1,344       27,384
        700        27,738          400       15,850         900       35,663
        866        43,408          756       37,895       1,286       64,461
      1,800        48,825        1,250       33,906       2,100       56,963
      1,078        43,120          858       34,320       1,260       50,400
      1,400        33,775        1,700       41,013       3,100       74,788
        424        33,915          304       24,285         186       14,897
        551        46,162          412       34,500         695       58,222
      1,500        22,594          800       12,050       1,500       22,594
      2,400        78,300        1,700       55,463       2,500       81,563
        --            --           --           --          200        8,325
        743        31,949          615       26,445       1,104       47,472
        514        24,608          594       28,438         950       45,481
        657        16,918          743       19,132       1,104       28,428
        300        16,425          400       21,900         700       38,325
      1,133        26,767          796       18,806       1,550       36,619

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Progressive Corp Ohio                482 $     31,872         620 $     40,998
Protective Life Corp                 300       12,900         300       12,900
Provident Companies Inc              297       16,187         290       15,805
Public Storage Inc                   --           --          700       18,813
Qualcom Inc*                         500       27,844         700       38,981
Questar Corp                         427       15,479         440       15,950
Quorum Health Group Inc*             300        9,413         300        9,413
Rayonier Inc                         356       13,528         350       13,300
Reading & Bates Corp*                700       16,975         800       19,400
Regions Financial Corp               635       37,386         750       44,156
Reliastar Financial Corp             300       18,600         400       24,800
Revco DS Inc*                        600       24,525         600       24,525
RJR Nabisco Holdings Corp          2,270       83,139       2,743      100,462
RPM Inc                              778       13,712         887       15,633
Schuller Corp                        --           --          400        4,750
SCI Systems Inc*                     300       16,050         300       16,050
Scripps (E W) Co                     300       10,800         300       10,800
Security Capital Pacific
 Trust                               600       14,100         700       16,450
Sensormatic Electronics            1,035       17,854         870       15,008
Services (B J) Co*                   --           --          400       15,900
Shaw Industries Inc                1,260       16,380       1,330       17,290
Signet Banking Corp                  800       25,400         700       22,225
Southern National Corp             1,200       46,650       1,300       50,538
Southland Corp*                    1,800        6,188       1,400        4,813
SouthTrust Corp                    1,171       46,401       1,180       46,758
St Joe Paper Corp                    100        7,763         100        7,763
Standard Fed Bancorp                 400       23,050         400       23,050
Star Banc Corp                       900       35,325       1,200       47,100
State Street Boston Corp             919       73,865       1,050       84,394
Steel Dynamics Inc*                  --           --          --           --
Stewart Enterprises Inc
 Class A                             450       15,891         450       15,891
Storage Technology Corp*             659       27,513         635       26,511
Summit Bancorp                     1,003       47,893       1,170       55,868
Sunbeam Oster Co Inc                 500       13,688         600       16,425
Sungard Data Systems Inc*            400       20,300         500       25,375
Sybase Inc*                          700       11,463         700       11,463
Symbol Technologies Inc*             260       13,065         210       10,553
Synovus Financial Corp             1,150       40,106       1,450       50,569
Talbots Inc                          200        6,425         200        6,425
TCF Financial Corp                   400       18,150         400       18,150
Tele-Communications
 International Inc Class A*          300        4,050         200        2,700
Teleport Communications
 Group Inc Class A*                  300        9,000         300        9,000
Teradyne Inc*                        776       21,146         920       25,070
Terra Industries Inc                 500        6,813         400        5,450
The Vons Co Inc*                     280       19,075         370       25,206

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
      1,197  $     79,152          797 $     52,702       1,350 $     89,269
        600        25,800          500       21,500         700       30,100
        806        43,927          501       27,305         680       37,060
      1,400        37,625          900       24,188       1,800       48,375
      1,000        55,688          800       44,550       1,600       89,100
        710        25,738          640       23,200       1,030       37,338
        400        12,550          300        9,413         700       21,963
        462        17,556          526       19,988         819       31,122
      1,200        29,100        1,100       26,675       1,900       46,075
      1,419        83,544          964       56,756       1,940      114,218
        800        49,600          600       37,200       1,000       62,000
        700        28,613          700       28,613       1,400       57,225
      5,005       183,308        3,551      130,055       6,518      238,722
      1,198        21,115          986       17,378       2,068       36,449
      1,800        21,375          300        3,563         700        8,313
        500        26,750          400       21,400         600       32,100
        900        32,400          300       10,800         600       21,600
        800        18,800          900       21,150       1,500       35,250
      1,723        29,722        1,048       18,078       2,085       35,966
        600        23,850          600       23,850       1,000       39,750
      2,415        31,395        1,605       20,865       3,100       40,300
      1,300        41,275        1,000       31,750       1,600       50,800
      2,300        89,413        1,900       73,863       3,380      131,398
      2,600         8,938        1,800        6,188       4,200       14,438
      2,137        84,679        1,587       62,885       2,835      112,337
        200        15,525          100        7,763         300       23,288
        600        34,575          500       28,813         900       51,863
      2,100        82,425        1,500       58,875       2,700      105,975
      1,885       151,507        1,350      108,506       2,490      200,134
        --            --           --           --          300        6,000
        750        26,484          600       21,188         900       31,781
      1,284        53,607          967       40,372       1,725       72,019
      2,039        97,362        1,514       72,294       2,779      132,697
        800        21,900          600       16,425       1,300       35,588
        900        45,675          600       30,450       1,100       55,825
      1,400        22,925          900       14,738       1,600       26,200
        390        19,598          270       13,568         550       27,638
      2,550        88,931        1,850       64,519       3,450      120,319
        --            --           200        6,425         400       12,850
        800        36,300          500       22,688       1,000       45,375
      1,500        20,250          200        2,700         600        8,100
      2,600        78,000          400       12,000       3,300       99,000
      1,790        48,778        1,300       35,425       2,150       58,588
        700         9,538          500        6,813       1,100       14,988
        764        52,048          484       32,973         860       58,588

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tidewater Inc                         565 $     24,295         750 $     32,250
TIG Holdings Inc                      500       17,875         500       17,875
Tosco Corp                          1,371       38,217       1,440       40,140
Transatlantic Holdings Inc            151       12,741         200       16,875
Travelers/Aetna Property &
 Casualty Corp Class A                100        3,688         500       18,438
Trinity Industries Inc                522       16,835         540       17,415
Tyson Food Inc Class A                591       11,968       1,590       32,198
Ultramar Diamond Shamrock
 Corp                                 910       27,757         955       29,128
Unifi Inc                             768       24,480         800       25,500
Union Planters Corp                   600       26,850         800       35,800
UnionBanCal Corp                      100        6,025         100        6,025
United Asset Management Corp          800       21,600         700       18,900
Unitrin Inc                           300       16,200         400       21,600
Universal Corp                        381       12,002         500       15,750
U.S. Filter Corp*                     --           --          600       21,000
U.S. Industries Inc*                  595       21,792         705       25,821
Valero Energy Corp                    480       15,120         570       17,955
Varian Associates Inc                 377       21,772         390       22,523
Vencor Inc*                           700       24,238         800       27,700
Viad Corp                             136        2,176       1,080       17,280
Vishay Intertechnology Inc*           420        9,608         520       11,895
Vivra Inc*                            400       11,900         500       14,875
Vulcan Materials Co                   400       25,900         400       25,900
Wallace Computer Services
 Inc                                   90        3,049         600       20,325
Warnaco Group Inc Class A             600       19,125         600       19,125
Washington Federal Inc                484       12,342         594       15,147
Washington Mutual Inc                 700       37,013         900       47,588
Washington Post Co Class B             27        9,356         100       34,650
Weatherford Enterra Inc*              600       18,000         600       18,000
Weingarten Realty
 Investments                          200        8,575         300       12,863
Weis Markets Inc                      200        6,000         100        3,000
Wesco Financial Corp                  --           --          --           --
Western Digital Corp*                 500       29,500         600       35,400
Western National Corp                 400        9,200         400        9,200
Wheelabrator Technologies
 Inc                                  700        9,975       1,000       14,250
Wilmington Trust Corp                 392       17,738         510       23,078
Witco Corp                            716       22,017         680       20,910
York International Corp               402       17,738         520       22,945
Zions Bancorp                         200       24,900         200       24,900
                                          ------------             ------------
      TOTAL MEDIUM CAP VALUE
                      STOCKS
                     - VALUE              $  4,786,925             $  5,736,048
                      - COST              $  3,733,060             $  4,602,668

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        925  $     39,775          985 $     42,355       1,765 $     75,895
        900        32,175          700       25,025       1,100       39,325
      1,467        40,893        1,677       46,746       3,135       87,388
        355        29,953          260       21,938         340       28,688
        900        33,188          600       22,125         900       33,188
        705        22,736          635       20,479       1,205       38,861
      3,711        75,148        2,473       50,078       3,045       61,661
      1,544        47,083        1,237       37,716       2,225       67,872
      1,182        37,676          982       31,301       1,640       52,275
      1,000        44,750        1,000       44,750       1,900       85,025
        500        30,125          100        6,025         300       18,075
      1,400        37,800          800       21,600       1,600       43,200
        600        32,400          400       21,600         800       43,200
        639        20,129          594       18,711       1,065       33,548
        --            --           900       31,500       1,600       56,000
        950        34,794          760       27,835       1,535       56,219
        764        24,066          684       21,546       1,060       33,390
        735        42,446          490       28,298         865       49,954
      1,500        51,938          980       33,933       1,574       54,500
      1,641        26,256        1,228       19,648       2,908       46,528
        840        19,215          630       14,411       1,271       29,074
        800        23,800          500       14,875       1,000       29,750
        800        51,800          500       32,375       1,000       64,750
      1,100        37,263          710       24,051       1,200       40,650
      1,000        31,875          700       22,313       1,300       41,438
        726        18,513          805       20,528       1,452       37,026
      1,600        84,600        1,200       63,450       2,100      111,038
         80        27,720          133       46,085         125       43,313
      1,057        31,710          700       21,000       1,300       39,000
        400        17,150          400       17,150         700       30,013
        600        18,000          200        6,000         300        9,000
        100        20,800          --           --          --           --
        900        53,100          800       47,200       1,300       76,700
        600        13,800          400        9,200       1,000       23,000
      2,800        39,900        1,400       19,950       2,100       29,925
        649        29,367          504       22,806       1,075       48,644
      1,352        41,574          822       25,277       1,595       49,046
        959        42,316          714       31,505       1,185       52,288
        300        37,350          200       24,900         400       49,800
             ------------              ------------             ------------
             $ 10,096,026              $  7,442,760             $ 13,425,531
             $  7,960,919              $  5,821,361             $ 10,912,422

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDIUM CAP UTILITY STOCKS
PERCENT OF NET ASSETS                            0.63%                    0.39%
AES Corp*                             784 $     51,254         640 $     41,840
AGL Resources Inc                     538       10,491         440        8,580
Allegheny Power Systems Inc         1,284       39,323       1,010       30,931
Atlantic Energy Inc                   569        9,744         460        7,878
Brooklyn Union Gas Co                 510       14,535         400       11,400
Century Telephone Enterprise          567       17,364         460       14,088
CMS Energy Corp                       921       30,163         740       24,235
Delmarva Power & Light Co             640       12,400         510        9,881
El Paso Natural Gas Co                427       22,898         456       24,453
Florida Progress Corp               1,015       31,973         800       25,200
Idaho Power Co                        402       12,412         320        9,880
Illinova Corp                         813       20,325         650       16,250
IPALCO Enterprises Inc                607       19,196         480       15,180
Kansas City Power & Light Co          667       19,010         530       15,105
LG & E Energy Corp                    728       18,018         560       13,860
MCN Corp                              616       18,634         500       15,125
Midamerican Energy Co                 451        7,442         367        6,056
Montana Power Co                      563       12,316         460       10,063
National Fuel Gas Co                  400       17,200         320       13,760
Nevada Power Co                       444        9,047         360        7,335
New England Electric System           695       24,238         560       19,530
New York State Electric &
 Gas Corp                             772       17,949         610       14,183
NEXTEL Communications Class
 A*                                 1,068       15,219         880       12,540
NIPSCO Industries Inc                 702       27,992         560       22,330
Northeast Utilities                 1,340       13,903       1,070       11,101
Oklahoma Gas & Electric Co            429       18,072         340       14,323
Pinnacle West Capital Corp            941       29,406         750       23,438
Portland General Corp                 540       21,128         430       16,824
Potomac Electric Power Co           1,282       32,531       1,010       25,629
Public Service Company of
 Colorado                             661       25,779         530       20,670
Puget Sound Power & Light Co          683       17,331         540       13,703
SCANA Corp                          1,026       26,804         820       21,423
Southern New England
 Telecommunications Co                687       24,904         550       19,938
Southwestern Public Services
 Co                                   433       15,642         350       12,644
TECO Energy Inc                     1,265       30,834         990       24,131
Telephone & Data System Inc           566       22,640         450       18,000
Utilicorp United Inc                  491       13,196         380       10,213
Washington Gas & Light                464       10,266         360        7,965
Wisconsin Energy Corp               1,148       29,418         920       23,575
Wisconsin Power & Light
 Holdings Co                          341        9,463         260        7,215
                                          ------------             ------------
    TOTAL MEDIUM CAP UTILITY
                      STOCKS
                     - VALUE              $    820,460             $    660,475
                     -  COST              $    683,111             $    564,676

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
                    0.47%                     0.54%                    0.31%
      1,148  $     75,051          798 $     52,169         750 $     49,031
        798        15,561          558       10,881         520       10,140
      1,809        55,401        1,319       40,394       1,230       37,669
        830        14,214          590       10,104         550        9,419
        719        20,492          514       14,649         490       13,965
        828        25,358          588       18,008         565       17,303
      1,314        43,034          954       31,244         885       28,984
        903        17,496          648       12,555         615       11,916
        842        45,152          627       33,623         778       41,720
      1,434        45,171        1,039       32,729         980       30,870
        585        18,062          415       12,813         385       11,887
      1,153        28,825          843       21,075         780       19,500
        882        27,893          627       19,829         577       18,248
        955        27,218          690       19,665         645       18,383
        992        24,552          732       18,117         690       17,078
        930        28,133          670       20,268         600       18,150
        680        11,220          489        8,069         --           --
        824        18,025          584       12,775         540       11,813
        582        25,026          412       17,716         385       16,555
        652        13,285          472        9,617         450        9,169
      1,008        35,154          718       25,040         690       24,064
      1,087        25,273          787       18,298         740       17,205
      1,588        22,629        1,101       15,689       1,025       14,606
      1,015        40,473          740       29,508         675       26,916
      1,916        19,879        1,386       14,380       1,290       13,384
        612        25,781          442       18,619         415       17,482
      1,334        41,688          974       30,438         905       28,281
        775        30,322          560       21,910         520       20,345
      1,806        45,827        1,316       33,394       1,230       31,211
        949        37,011          684       26,676         635       24,765
        971        24,639          706       17,915         655       16,621
      1,446        37,777        1,036       27,066         980       25,603
        975        35,344          710       25,738         680       24,650
        617        22,289          462       16,690         415       14,992
      1,789        43,607        1,284       31,298       1,220       29,738
        827        33,080          587       23,480         565       22,600
        675        18,141          494       13,276         472       12,685
        624        13,806          454       10,045         440        9,735
      1,645        42,153        1,175       30,109       1,105       28,316
        473        13,126          343        9,518         325        9,019
             ------------              ------------             ------------
             $  1,187,168              $    855,387             $    804,018
             $    986,199              $    716,437             $    664,117

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SMALL CAP GROWTH STOCKS
PERCENT OF NET ASSETS                            0.13%                    0.09%
Allegiance Corp                        81 $      2,136         428 $     11,289
Arrow International Inc               --           --          100        3,525
Arterial Vascular
 Engineering Co*                      --           --          100        1,575
Boyd Gaming Corp*                     --           --          200        1,150
Breed Technologies Inc                --           --          --           --
Broderbund Software Inc*              200        5,875         200        5,875
Collins & Aikman Corp*                --           --          --           --
Crompton & Knowles Corp               550       10,450         340        6,460
Department 56 Inc*                    200        3,600         200        3,600
Flowers Industries Inc                606       14,014         480       11,100
Fritz Companies Inc*                  200        2,013         200        2,013
GenCorp Inc                           --           --          --           --
Geon Co                               --           --          --           --
HON Industries Inc                    353       13,502         270       10,328
ICN Pharmaceuticals Inc               500       12,625         504       12,726
Kaydon Corp                           --           --          --           --
Lands' End Inc*                       --           --          --           --
Lawter International Inc              --           --          --           --
Macromedia Inc*                       400        3,925         400        3,925
Marvel Entertainment Group
 Inc*                                 --           --          200          525
Mid Atlantic Medical
 Services*                            400        5,900         500        7,375
Miller (Herman) Inc                   269       17,687         210       13,808
National Education Corp*               52          670         118        1,519
Nielson (A C) Corp*                    73        1,077         453        6,682
Objective Systems Integrator
 Corp*                                --           --          100        1,238
OEA Inc                               --           --          --           --
Pixar Inc*                            --           --          100        1,963
Precision Castparts Corp              --           --          --           --
Primadonna Resorts Inc*               --           --          --           --
Quest Diagnostics Inc*                 46          776         240        4,050
Rollins Inc                           388        7,324         210        3,964
Sbarro Inc                            --           --          --           --
Schweitzer-Mauduit
 International Inc                     20          683          92        3,140
Shoney's Inc*                          97          800         370        3,053
Sotheby's Holdings Inc                611       10,387         --           --
Structural Dynamics
 Research*                            303        6,022         --           --
Sunglass Hut International
 Inc*                                 600        4,350         500        3,625
Superior Industries
 International Inc                    322        7,728         260        6,240
Symantec Corp*                        378        5,906         500        7,813
TCA Cable TV Inc                      266        8,512         --           --
Tootsie Roll Industries               206        8,704         206        8,704
TransTexas Gas Corp*                  --           --          --           --
Valhi Inc                             --           --          --           --

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
                    0.15%                     0.16%                    0.16%
        930  $     24,529          698 $     18,410       1,207 $     31,835
        --            --           --           --          200        7,050
        --            --           --           --          --           --
        --            --           300        1,725         700        4,025
        --            --           --           --          100        2,188
        200         5,875          200        5,875         500       14,688
        --            --           --           --          400        3,150
        885        16,815          570       10,830       1,430       27,170
        300         5,400          200        3,600         600       10,800
        879        20,327          624       14,430         577       13,343
        300         3,019          --           --          400        4,025
        485         9,154          --           --          --           --
        --            --           --           --          300        6,450
        484        18,513          354       13,541         535       20,464
        708        17,877          607       15,327       1,340       33,835
        250        10,813          --           --          --           --
        547        15,179          --           --          --           --
        677         7,870          --           --          --           --
        700         6,869          500        4,906         900        8,831
      1,400         3,675          200          525         600        1,575
        700        10,325          500        7,375       1,300       19,175
        374        24,591          279       18,344         260       17,095
        270         3,476          212        2,730         --           --
        918        13,541          707       10,428       1,530       22,568
        --            --           --           --          200        2,475
        308        14,284          223       10,342         --           --
        --            --           --           --          200        3,925
        300        14,700          213       10,437         --           --
        --            --           --           --          400        7,450
        515         8,691          389        6,564         823       13,888
        645        12,174          400        7,550         675       12,741
        319         8,294          219        5,694         --           --
        214         7,303          176        6,006         351       11,978
        751         6,196          596        4,917       1,304       10,758
        848        14,416          623       10,591         --           --
        434         8,626          319        6,340         --           --
      1,000         7,250          700        5,075       1,300        9,425
        454        10,896          331        7,944         510       12,240
        636         9,938          761       11,891       1,500       23,438
        371        11,872          276        8,832         --           --
        309        13,055          206        8,704         521       22,012
        --            --           --           --          300        4,523
        --            --           --           --          300        2,400

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ValuJet Inc*                          300 $      2,194         200 $      1,463
Vanguard Cellular Systems
 Class A*                             411        5,805         330        4,661
Wausau Paper Mills Co                 392        7,791         316        6,281
Williams-Sonoma Inc*                  --           --          --           --
                                          ------------             ------------
      TOTAL SMALL CAP GROWTH
                      STOCKS
                     - VALUE              $    170,456             $    159,670
                     -  COST              $    191,847             $    194,421
SMALL CAP VALUE STOCKS
PERCENT OF NET ASSETS                            0.43%                    0.31%
Aliant Communications Inc             --  $        --          --  $        --
Alliance Semiconductor Corp*          --           --          --           --
American Oncology Resources*          --           --          200        1,825
Anixter International Inc*            500        6,750         500        6,750
Ann Taylor Stores Inc*                247        4,940         195        3,900
Argonaut Group Inc                    --           --          100        2,875
Bandag Inc                            --           --          100        4,875
Bandag Inc Class A                    100        4,763         100        4,763
Bassett Furniture Industries           25          619          50        1,238
Best Buy Co Inc*                      --           --          100          925
Bob Evans Farms Inc                   468        6,377         360        4,905
Brown Group Inc                        31          504         180        2,925
Burlington Industries Inc*            729        9,386         477        6,141
Castle & Cooke Inc*                   215        3,440         136        2,176
ChemFirst Inc*                         35          796          84        1,911
Chesapeake Corp                       256        7,584         200        5,925
Choice Hotels Inc*                     59          907         505        7,764
Chris-Craft Industries Inc*           113        4,647         254       10,446
Consolidated Freightways
 Corp                                  62        1,535         361        8,935
Dauphin Deposit Corp                  360       15,255         370       15,679
Deltic Timber Corp                    141        3,488         166        4,101
Earthgrains Co                         14          767          73        3,997
Exabyte Corp*                         --           --          --           --
Family Dollar Stores Inc              620       14,648         480       11,340
Federal Mogul Corp                    396        9,752         300        7,388
Federal Realty Investment
 Trust                                --           --          --           --
Ferro Corp                            305        9,608         250        7,875
Fingerhut Co                          505        7,386         400        5,850
Footstar Inc*                          46        1,162         245        6,186
Fuller (H B) Co                       --           --          --           --
Glatfelter (P H) Co                   486        8,323         280        4,795
Goulds Pumps Inc                      --           --          --           --
Grand Casinos Inc*                    400        4,400         400        4,400
Granite Construction Inc              --           --          --           --
Heilig Meyers Co                      524        7,402         410        5,791

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        400         2,925          200        1,463         700        5,119
        595         8,404          427        6,031         390        5,509
        572        11,369          407        8,089         371        7,374
        --            --           --           --          200        5,038
             ------------              ------------             ------------
             $    388,241              $    254,516             $    408,560
             $    401,024              $    259,355             $    494,433
                    0.49%                     0.53%                    0.51%
        490  $      8,208          --  $        --          --  $        --
        --            --           --           --          250        2,219
        --            --           200        1,825         400        3,650
        500         6,750          700        9,450       1,200       16,200
        351         7,020          253        5,060         237        4,740
        --            --           200        5,750         300        8,625
        200         9,750          100        4,875         300       14,625
        200         9,525          200        9,525         400       19,050
        200         4,950          120        2,970         206        5,099
        --            --           300        2,775         600        5,550
        752        10,246          472        6,431       1,250       17,031
        338         5,493          221        3,591         253        4,111
      1,136        14,626          749        9,643       1,902       24,488
        336         5,376          222        3,552         341        5,456
        314         7,144          224        5,096         347        7,902
        361        10,695          266        7,880         650       19,256
      1,105        16,989          807       12,408       1,217       18,711
        478        19,658          325       13,366         220        9,048
        810        20,048          573       14,182       1,138       28,166
        492        20,849          362       15,340         945       40,044
        308         7,616          199        4,929         334        8,271
        167         9,143          134        7,337         306       16,754
        340         3,719          --           --          --           --
        857        20,247          627       14,813         495       11,694
        553        13,618          398        9,801         380        9,358
        --            --           --           --          400       10,750
        436        13,734          331       10,427         815       25,673
        714        10,442          509        7,444         180        2,633
        521        13,155          382        9,646         654       16,514
        225        10,969          --           --          --           --
        769        13,169          489        8,374         770       13,186
        315         7,422          --           --          --           --
        700         7,700          500        5,500         900        9,900
        270         4,843          --           --          --           --
        834        11,780          544        7,684       1,300       18,363

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Horizon/CMS Healthcare Corp*          600 $      9,825         400 $      6,550
Houghton Mifflin Co                   152        8,379         120        6,615
Hunt (J B) Transport
 Services                             --           --          --           --
IES Industries                        --           --          --           --
Indiana Energy Inc                    --           --          --           --
Information Resources Inc*            --           --          --           --
Integrated Device Technology
 Inc*                                 700        7,700         800        8,800
Intelligent Electronics*              --           --          --           --
International Dairy Queen
 Class A*                             --           --          --           --
International Multifoods
 Corp                                 --           --          --           --
Jacobs Engineering Group*             --           --          --           --
John Alden Financial Corp             --           --          --           --
Kennametal Inc                        300       12,300         300       12,300
Keystone International Inc            383        7,229         300        5,663
Laboratory Corp of America
 Holdings*                            660        2,475         418        1,568
Lam Research Corp*                    300       11,438         400       15,250
Lance Inc                             --           --          --           --
Lawson Products Inc                   --           --          --           --
Lee Enterprises Inc                   498       11,703         --           --
Longview Fibre Co                     554        8,518         540        8,303
Luby's Cafeteria Inc                   45          917         219        4,462
Lukens Inc                            --           --          --           --
MacFrugals Bargains Close-
 Outs*                                --           --          --           --
Mascotech Inc                         --           --          300        5,700
MAXXAM Inc*                           --           --          --           --
Measurex Corp                         --           --          --           --
Media General Inc Class A             280        8,400         220        6,600
Mentor Graphics Corp*                 600        5,738         700        6,694
Meyer (Fred) Inc*                     --           --          --           --
Michaels Stores Inc*                  --           --          --           --
Minnesota Power & Light Co            349        9,772         270        7,560
Mississippi Chemical Corp              11          270          28          687
Mobile Telecommunications
 Technologies Corp*                   --           --          400        3,100
MobileMedia Corp*                     300          384         200          256
Modine Manufacturing Co               309        8,498         250        6,875
National Presto Industries
 Inc                                  --           --          --           --
NCH Corp                              --           --          --           --
Newport News Shipbuilding              64          995         293        4,538
Novacare Inc*                         --           --          --           --
Novellus System Inc*                  200       16,350         200       16,350
Old National Bancorp                  330       12,210         221        8,159
Oregon Steel Mills Inc                --           --          --           --
Outboard Marine Corp                   35          508         184        2,668
Overseas Shipholding Group            393        6,828         310        5,386

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        900  $     14,738          700 $     11,463       1,000 $     16,375
        230        12,679          155        8,544         445       24,531
        596         8,270          --           --          --           --
        --            --           --           --          300        9,113
        352         9,152          --           --          --           --
        403         5,995          --           --          --           --
      1,700        18,700          800        8,800       2,100       23,100
        540         1,890          --           --          --           --
        369         7,934          --           --          --           --
        274         5,788          --           --          --           --
        373         9,605          --           --          --           --
        --            --           --           --          300        5,700
        411        16,851          300       12,300         600       24,600
        641        12,099          396        7,475         965       18,214
      1,043         3,911          684        2,565       1,337        5,014
        500        19,063          500       19,063         800       30,500
        478         8,843          --           --          --           --
        197         4,334          --           --          --           --
        708        16,638          510       11,985         --           --
        890        13,684          575        8,841       1,330       20,449
        480         9,780          369        7,518         621       12,653
        230         4,284          --           --          --           --
        438        11,881          --           --          --           --
        --            --           400        7,600         800       15,200
        128         6,160          --           --          --           --
        286         9,974          --           --          --           --
        410        12,300          290        8,700         570       17,100
        852         8,147        1,000        9,563       1,600       15,300
        --            --           --           --          200        7,925
        --            --           --           --          200        2,950
        480        13,440          350        9,800         335        9,380
        106         2,597           74        1,813         116        2,842
        --            --           --           --          --           --
        400           512          300          384         700          897
        465        12,788          335        9,213         500       13,750
        116         4,365           81        3,048         --           --
        124         7,378           89        5,296         --           --
        616         9,542          465        7,211         846       13,119
        975        12,188          710        8,875         --           --
        400        32,700          200       16,350         500       40,875
        441        16,317          331       12,238         772       28,555
        299         5,083          199        3,383         --           --
        424         6,148          224        3,248         348        5,046
        550         9,556          405        7,037         375        6,516

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Parker Drilling Co*                   --  $        --          --  $        --
Parker & Parsley Petroleum            376       11,092         297        8,762
Pentair Co                            --           --          --           --
Perrigo Co*                           812        9,846         550        6,669
Phillips Van Heusen Corp              --           --          --           --
Physician Corp of America*            400        1,750         300        1,313
Pittston Burlington Group              61        1,167         160        3,060
Policy Management Systems
 Corp*                                248       10,664         170        7,310
Public Service Company of
 New Mexico                           --           --          --           --
Quaker State Corp                     --           --          --           --
Quantum Corp*                         500       19,875         600       23,850
Readers Digest Association
 Class B                              200        6,775         300       10,163
Read-Rite Corp*                       400       12,275         500       15,344
Roadway Express Inc                    46          897         158        3,081
Rohr Industries Inc*                  --           --          --           --
Ruby Tuesday Inc*                     192        3,312         100        1,725
Ruddick Corp                          --           --          --           --
Ryans Family Steak House*             119          878         516        3,806
Savannah Foods & Industries           --           --          --           --
Schulman (A) Inc                      403        7,808         420        8,138
Seagull Energy Corp*                  391        7,185         310        5,696
Sequa Corp Class A*                   110        4,318         --           --
Sequent Computer Systems*             340        5,844         --           --
Service Merchandise Co*               771        2,795         --           --
Skyline Corp                           20          483          44        1,062
Smucker (J M) Co Class A              305        5,071         --           --
Southdown Inc                         175        6,256         --           --
Spelling Entertainment Group
 Inc*                                 --           --          --           --
SPS Transaction Services
 Inc*                                 --           --          100        1,688
SPX Corp                               22        1,009          46        2,110
Standard Register Co                  301        9,820         --           --
Stanhome Inc                          220        5,583         170        4,314
Stewart & Stevenson Services          364        9,510         380        9,928
Stratus Computer Inc*                 261        8,841         210        7,114
TCI Satellite Entertainment
 Class A*                             107          856         543        4,344
Tecumseh Products Co Class A          241       13,797         190       10,878
Teleflex Inc                          175        9,188         --           --
Tencor Instruments*                   300       12,019         200        8,013
The Fund American Companies           --           --          --           --
Thiokol Inc                           216       12,042         --           --
Transitional Hospitals Corp*          101          909         373        3,357
TriMas Corp                           200        4,875         200        4,875
Universal Foods Corp                  279        9,626         320       11,040
Value Health Inc*                     435       10,440         545       13,080
Varco International Inc*              292        6,570         --           --

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        844  $      7,069          619 $      5,184         --  $        --
        534        15,753          386       11,387         462       13,629
        576        18,072          406       12,738         --           --
      1,252        15,181          842       10,209       1,680       20,370
        410         5,228          290        3,698         --           --
        600         2,625          500        2,188       1,100        4,813
        328         6,273          221        4,227         402        7,688
        303        13,029          258       11,094         440       18,920
        650        11,944          470        8,636         --           --
        419         6,128          299        4,373         --           --
        790        31,403          785       31,204       1,400       55,650
        300        10,163          300       10,163         600       20,325
        600        18,413          500       15,344       1,300       39,894
        270         5,265          243        4,739         359        7,001
        287         5,202          207        3,752         --           --
        321         5,537          199        3,433         387        6,676
        714        11,424          524        8,384         --           --
      1,012         7,464          679        5,008       1,039        7,663
        410         5,996          290        4,241         --           --
        686        13,291          616       11,935       1,185       22,959
        548        10,070          403        7,405         375        6,891
        137         5,377          102        4,004         --           --
        471         8,095          341        5,861         --           --
      1,516         5,496        1,111        4,027         --           --
        222         5,356           78        1,882         133        3,209
        436         7,249          331        5,503         --           --
        253         9,045          178        6,364         --           --
        --            --           --           --          400        2,500
        --            --           --           --          200        3,375
        226        10,368           83        3,808         248       11,377
        432        14,094          312       10,179         --           --
        299         7,587          214        5,430         210        5,329
        495        12,932          365        9,536         845       22,076
        366        12,398          271        9,180         750       25,406
      1,150         9,200          883        7,064       1,866       14,928
        345        19,751          249       14,255         431       24,675
        254        13,335          194       10,185         --           --
        400        16,025          300       12,019         700       28,044
        --            --           --           --          100       10,650
        295        16,446          210       11,708         --           --
        806         7,254          512        4,608         724        6,516
        --            --           200        4,875         500       12,188
        409        14,111          489       16,871         770       26,565
      1,019        24,456          847       20,328       1,119       26,856
        524        11,790          374        8,415         --           --

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
VLSI Technology Inc*                  500 $      9,344         400 $      7,475
Waban Inc*                            365       10,448         --           --
Watts Industries Inc Class A          308        7,970         --           --
Wellman Inc                           363        6,353         280        4,900
Xtra Corp                             200        8,100         200        8,100
Yellow Corp*                           49          766         223        3,484
Zenith Electronics Corp*               44          424          89          857
Zurich Reinsurance Centre
 Holdings Inc                         200        7,675         100        3,838
Zurn Industries Inc                    22          564          46        1,179
                                          ------------             ------------
TOTAL SMALL CAP VALUE STOCKS
                     - VALUE              $    569,896             $    510,318
                     -  COST              $    576,031             $    533,236
MICRO CAP STOCKS
PERCENT OF NET ASSETS                            0.02%                    0.01%
Bally Total Fitness Holding
 Corp*                                 26 $        197          76 $        575
Consolidated Freightways
 Inc*                                  31          264         181        1,534
Crown Vantage Inc*                     21          150          48          342
Dave & Buster's Inc*                  --           --          --           --
Echelon International Corp*            68        1,167          53          914
Edison Brothers Stores Inc*           --           --          --           --
Ennis Business Forms Inc              --           --          --           --
Genzyme Corp--Tissue Repair*           35          411         --           --
Gibson Greetings Inc*                 --           --          --           --
Golden Books Family
 Entertainment Inc*                   234        2,194         --           --
Hancock Fabrics Inc                   --           --          --           --
Handleman Co*                          59          516         132        1,155
Hartmarx Corp*                         81          456         230        1,294
Highlands Insurance Group*             37          833          76        1,710
Homestead Village Property
 Inc*                                  75        1,310          88        1,529
Host Marriott Services Corp*          240        2,190         240        2,190
HSN Inc*                              461       11,877         365        9,386
International Technology
 Corp*                                --           --          --           --
MagneTek Inc*                         --           --          --           --
Michael Foods Inc                     --           --          --           --
Mid American Waste Systems
 Inc*                                 --           --          --           --
Morrison Fresh Cooking Inc             96          456          50          238
Morrison Health Care Inc              128        1,728          66          891
NPC International Inc*                --           --          --           --
OshKosh B'Gosh Class A                 26          403          49          760
Primex Technologies Inc                47          870          56        1,036
Rollins Environmental
 Services*                            131          360         353          971
Sizzler International Inc*            254          635         --           --
Strattec Security Corp*                10          180          28          504

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        600  $     11,213          400 $      7,475       1,200 $     22,425
        497        14,227          367       10,505         --           --
        464        12,006          334        8,642         --           --
        495         8,663          365        6,388         845       14,788
        300        12,150          200        8,100         500       20,250
        585         9,141          299        4,672         437        6,828
        279         2,685          230        2,214         367        3,532
        --            --           100        3,838         300       11,513
        224         5,740          180        4,613         241        6,176
             ------------              ------------             ------------
             $  1,241,918              $    843,878             $  1,308,456
             $  1,233,688              $    866,301             $  1,415,088
                    0.04%                     0.03%                    0.02%
        185  $      1,399          116 $        877         223 $      1,686
        405         3,443          286        2,431         569        4,837
        104           741           81          577         132          941
         69         1,596          --           --          --           --
         96         1,648           69        1,195          65        1,121
        347           564          --           --          --           --
        247         2,748          --           --          --           --
         49           576           36          423          33          388
        244         5,033          --           --          --           --
        313         2,934          233        2,184         --           --
        342         4,318          --           --          --           --
        467         4,086          307        2,686         521        4,559
        389         2,188          354        1,991         618        3,476
        172         3,870          136        3,060         216        4,860
        101         1,747          113        1,966         189        3,276
        380         3,468          320        2,920         680        6,205
        650        16,732          472       12,155         306        7,880
        137         1,182          --           --          --           --
        367         6,101          --           --          --           --
        229         2,548          --           --          --           --
        372           163          --           --          --           --
        160           760           99          470         193          917
        214         2,889          132        1,782         258        3,483
        374         3,927          284        2,982         --           --
        228         3,534           85        1,318         222        3,441
        108         1,994           86        1,587         126        2,331
        769         2,115          623        1,713         822        2,261
        434         1,085          319          798         --           --
         72         1,296           49          882         --           --

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Topp Inc*                             512 $      2,176         --  $        --
Xoma Corp*                            188        1,293         --           --
                                          ------------             ------------
    TOTAL MICRO CAP STOCKS -
                       VALUE              $     29,666             $     25,029
                     -  COST              $     31,943             $     24,305
INTERNATIONAL STOCKS (EXCEPT JAPAN)
PERCENT OF NET ASSETS                            5.92%                    8.47%
Alcatel Alsthom Compagnie
 Generale d'Electricite ADR
 (France)                          11,636 $    238,529      21,673 $    444,298
Allied Irish Banks PLC ADR
 (Ireland)                          1,400       60,900       2,500      108,750
Banco Bilbao Vizcaya ADR
 (Spain)                              950       55,575       1,600       93,600
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            1,100       14,438       2,000       26,250
Banco Santander SA ADR
 (Spain)                              700       47,163       1,400       94,325
Barclays PLC ADR (UK)               1,650      119,625       3,100      224,750
BAT Industries PLC ADR (UK)         9,700      170,963      17,800      313,725
Benetton SpA ADR (Italy)            5,350      122,381       9,800      224,175
British Airways PLC ADR (UK)        1,600      164,000       2,800      287,000
British Gas PLC ADR (UK)            3,600      100,350       6,700      186,763
British Petroleum Co PLC ADR
 (UK)                               1,234      163,351       2,269      300,359
British Steel PLC ADR (UK)            850       21,144       1,500       37,313
British Telecommunications
 PLC ADR (UK)                       3,700      258,075       6,700      467,325
Broken Hill Propriety Co Ltd
 ADR
 (Australia)                        3,680       97,980       7,460      198,623
Coles Myer Ltd ADR
 (Australia)                        2,424       86,658       4,332      154,869
Courtaulds PLC ADR (UK)            19,700      132,975      36,100      243,675
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                         17,350    1,257,875      32,000    2,320,000
ELF Aquitaine ADR (France)*         9,550      458,400      17,700      849,600
Energy Group PLC ADR (UK)*          1,069       36,337       1,988       67,575
Fiat SpA ADR (Italy)                7,700      119,350      14,300      221,650
Glaxo Holdings PLC ADR (UK)         7,400      250,675      13,600      460,700
Grand Metropolitan PLC ADR
 (UK)                               7,624      228,720      14,104      423,120
Hanson Finance PLC ADR (UK)         1,069       23,780       1,988       44,222
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)*              22,485      390,677      41,767      725,702
Imperial Chemical Industries
 PLC ADR (UK)                       2,100      104,738       3,900      194,513
Imperial Tobacco Group PLC
 ADR (UK)*                          2,137       29,600       3,975       55,059
KLM Royal Dutch Airlines ADR
 (Netherlands)*                       507       15,590       1,110       34,133
Lucasvarity PLC ADR (UK)*              37        1,212         448       14,672
Montedison SpA ADR (Italy)*         2,646       19,184       6,292       45,617
National Australia Bank Ltd
 ADR
 (Australia)                        2,050      128,638       3,700      232,175
News Corporation Ltd ADR Pfd
 (Australia)                          --           --          290        5,184
News Corporation Ltd ADR
 (Australia)                        1,450       30,813       2,700       57,375

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
        722  $      3,069          527 $      2,240         --  $          0
        193         1,327          193        1,327         --           --
             ------------              ------------             ------------
             $     89,081              $     47,564             $     51,662
             $     92,941              $     48,254             $     48,965
                   11.19%                    13.98%                   14.77%
     42,298  $    867,110       32,813 $    672,675      56,501 $  1,158,269
      4,950       215,325        3,900      169,650       6,700      291,450
      3,200       187,200        2,500      146,250       4,300      251,550
      3,950        51,844        3,100       40,688       5,200       68,250
      2,700       181,913        2,150      144,856       3,650      245,919
      6,975       505,688        5,650      409,625       9,750      706,875
     34,750       612,469       27,550      485,569      47,400      835,425
     19,125       437,484       15,100      345,413      26,000      594,750
      5,525       566,313        4,400      451,000       7,550      773,875
     13,100       365,163       10,350      288,506      17,450      486,419
      4,432       586,686        3,423      453,120       5,857      775,320
      3,050        75,869        2,400       59,700       4,050      100,744
     13,100       913,725       10,350      721,913      17,850    1,245,038
     16,090       428,396       12,320      328,020      21,880      582,555
      8,475       302,981        6,732      240,669      11,640      416,130
     70,900       478,575       56,000      378,000      96,600      652,050
     62,500     4,531,250       49,500    3,588,750      85,100    6,169,750
     34,450     1,653,600       27,300    1,310,400      46,950    2,253,600
      3,872       131,644        3,056      103,913       5,156      175,313
     27,900       432,450       22,050      341,775      38,100      590,550
     26,600       901,075       21,100      714,763      36,250    1,227,969
     28,050       841,500       21,799      653,970      37,230    1,116,895
      3,872        86,149        3,056       68,002       5,156      114,727
     82,053     1,425,671       63,191    1,097,812     106,456    1,849,673
      7,575       377,803        5,950      296,756      10,300      513,713
      7,743       107,251        6,112       84,660      10,312      142,836
      2,229        68,542        1,774       54,551       3,039       93,449
        982        32,161          738       24,170       1,204       39,431
      9,157        66,388        9,767       70,811      16,962      122,975
      7,125       447,094        5,650      354,538       9,750      611,813
        --            --           580       10,368       1,015       18,143
      5,200       110,500        4,150       88,188       6,950      147,688

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Novo-Nordisk A/S ADR
 (Denmark)                          4,150 $    199,719       7,600 $    365,750
Philips Electronics NV ADR
 (Netherlands)                      2,000       90,000       3,500      157,500
Premier Farnell PLC ADR (UK)          626       10,173       1,084       17,615
Ranger Oil Ltd ADR
 (Australia)                          --           --          --           --
Repsol SA ADR (France)              1,850       70,300       3,400      129,200
Rhone-Poulenc Rorer Class SA
 ADR (France)*                      4,484      156,380       8,268      288,347
Royal Dutch Petroleum Co ADR
 (Netherlands)                      1,889      326,674       3,617      625,741
RTZ PLC ADR (UK)                    2,800      172,550       5,100      314,288
SmithKline Beecham PLC ADR
 (UK)                               2,150      159,638       3,800      282,150
Telecommunications of New
 Zealand Corp ADR (New
 Zealand)*                            850       61,413       1,600      115,600
Telefonica De Espana SA ADR
 (Spain)                            2,450      168,744       4,500      309,938
Total Compagnie Francaise
 des Petroles SA ADR
 (France)*                          4,025      159,497       7,450      295,218
Unilever NV ADR
 (Netherlands)                      5,605    1,067,753      10,283    1,958,912
Vodafone Group PLC ADR (UK)         1,850       87,875       3,500      166,250
Westpac Banking Corp ADR
 (Australia)                        1,750       49,656       3,400       96,475
WMC Limited ADR (Australia)         1,750       44,844       3,100       79,438
                                          ------------             ------------
  TOTAL INTERNATIONAL STOCKS
      (EXCEPT JAPAN) - VALUE              $  7,774,912             $ 14,359,519
                     -  COST              $  6,180,749             $ 11,503,000
JAPANESE STOCKS
PERCENT OF NET ASSETS                            1.30%                    3.00%
Canon Inc ADR                         700 $     73,150       2,050 $    214,225
CSK Corp ADR                        2,250       51,750       6,700      154,100
Fuji Photo Film Co Ltd ADR          1,800       60,300       5,500      184,250
Hitachi Ltd ADR                       600       52,650       1,700      149,175
Honda Motor Co Ltd ADR              1,400       87,500       4,200      262,500
Ito Yokado Co Ltd ADR                 750      135,000       2,100      378,000
Japan Air Lines Co ADR             11,700       96,525      35,100      289,575
Kirin Brewery Co ADR                1,900      161,025       5,650      478,838
Kubota Corp ADR                       100        9,000         100        9,000
Kyocera Corp ADR                      250       29,188         900      105,075
Makita Corp ADR                     2,950       40,931       8,750      121,406
Matsushita Electric
 Industries Co ADR                    250       38,469         850      130,794
Mitsui & Co Ltd ADR                 1,250      183,750       3,700      543,900
NEC Corp ADR                        1,250       72,188       3,800      219,450
Nippon Telegraph & Telegraph
 ADR                                2,436       88,914       7,511      274,152
Nissan Motor Co Ltd ADR             3,100       36,425       9,300      109,275
Pioneer Electronics Corp ADR        2,450       47,775       7,350      143,325
SONY Corp ADR                         800       57,600       2,450      176,400

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
     14,875  $    715,859       11,700 $    563,063      20,250 $    974,531
      6,875       309,375        5,450      245,250       9,450      425,250
      2,106        34,223        1,626       26,423       2,837       46,101
      1,508        13,572        1,103        9,927         --           --
      6,625       251,750        5,250      199,500       9,150      347,700
     16,134       562,673       12,526      436,844      21,553      751,661
      7,038     1,217,574        5,500      951,500       9,503    1,644,019
      9,925       611,628        7,850      483,756      13,450      828,856
      7,400       549,450        5,900      438,075      10,100      749,925
      3,175       229,394        2,500      180,625       4,400      317,900
      8,700       599,213        6,900      475,238      11,850      816,169
     14,570       577,342       11,347      449,630      19,413      769,251
     20,021     3,814,001       15,915    3,031,808      27,332    5,206,746
      6,800       323,000        5,400      256,500       9,200      437,000
      6,600       187,275        5,200      147,550       9,000      255,375
      6,075       155,672        4,850      124,281       8,300      212,688
             ------------              ------------             ------------
             $ 28,141,820              $ 22,219,051             $ 38,156,316
             $ 22,521,342              $ 17,889,377             $ 31,111,058
                    3.90%                     4.75%                    5.27%
      3,975  $    415,388        3,100 $    323,950       5,550 $    579,975
     12,900       296,700        9,925      228,275      17,800      409,400
     10,500       351,750        8,150      273,025      14,600      489,100
      3,325       291,769        2,525      221,569       4,600      403,650
      8,225       514,063        6,275      392,188      11,300      706,250
      4,125       742,500        3,150      567,000       5,750    1,035,000
     67,875       559,969       52,050      429,413      93,600      772,200
     11,000       932,250        8,400      711,900      15,150    1,283,963
        100         9,000          100        9,000         100        9,000
      1,850       215,988        1,375      160,531       2,500      291,875
     16,425       227,897       13,075      181,416      23,550      326,756
      1,550       238,506        1,200      184,650       2,200      338,525
      7,000     1,029,000        5,425      797,475       9,750    1,433,250
      7,325       423,019        5,650      326,288      10,100      583,275
     14,443       527,170       11,106      405,369      19,974      729,051
     18,050       212,088       13,250      155,688      24,950      293,163
     14,175       276,413       10,875      212,063      19,550      381,225
      4,700       338,400        3,650      262,800       6,600      475,200

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tokio Marine & Fire
 Insurance Co ADR                  5,700 $    277,163      17,100 $    831,488
Toyota Motor Corp ADR              2,000      103,000       6,000      309,000
                                         ------------             ------------
    TOTAL JAPANESE STOCKS -
                      VALUE              $  1,702,303             $  5,083,928
                    -  COST              $  1,911,566             $  5,635,859
WARRANTS
PERCENT OF NET ASSETS                           0.00%                    0.00%
Homestead Village Property
 Corp
 expires 10/29/1997*                   1 $          5         --  $        --
Morrison Knudsen Corp
 expires 03/11/2003*                   4           19          17           81
                                         ------------             ------------
     TOTAL WARRANTS - VALUE              $         24             $         81
                    -  COST              $         22             $         74
TOTAL COMMON STOCKS - VALUE              $ 27,653,687             $ 77,912,154
                    -  COST              $ 22,935,306             $ 63,393,881

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
     Shares         Value       Shares        Value      Shares        Value
----------------------------------------------------------------------------
     33,000  $  1,604,625       25,350 $  1,232,644      45,700 $  2,222,163
     11,625       598,688        8,950      460,925      16,150      831,725
             ------------              ------------             ------------
             $  9,805,183              $  7,536,169             $ 13,594,746
             $ 10,874,769              $  8,344,944             $ 15,093,264
                    0.00%                     0.00%                    0.00%
        --   $          4            1 $          7         --  $          4
         27           128           25          119          42          200
             ------------              ------------             ------------
             $        132              $        126             $        204
             $        118              $        114             $        184
             $157,238,119              $120,729,313             $227,769,266
             $125,327,556              $ 95,037,375             $184,899,896

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                 Pricipal        Value   Principal        Value
-------------------------------------------------------------------------------
LONG-TERM GOVERNMENT
  BONDS
PERCENT OF NET ASSETS                            2.46%                    5.39%
U.S. Treasury Bonds,
 6.00% -- 12.00%, 11/15/09 -
  11/15/26                    $ 2,850,000 $  3,237,450 $ 8,350,000 $  9,134,869
TOTAL LONG-TERM GOVERNMENT
 BONDS - VALUE                            $  3,237,450             $  9,134,869
                     -  COST              $  3,318,775             $  9,117,885
INTERMEDIATE-TERM GOVERNMENT
  BONDS
PERCENT OF NET ASSETS                           71.96%                   45.41%
U.S. Treasury Notes,
 4.75% -- 13.75%, 02/28/98 -
  02/15/07                    $91,300,000 $ 94,462,612 $74,250,000 $ 76,960,954
TOTAL INTERMEDIATE-TERM
 GOVERNMENT BONDS - VALUE                 $ 94,462,612             $ 76,960,954
                     -  COST              $ 94,646,437             $ 76,985,146

--------------------

           LifePath 2020              LifePath 2030            LifePath 2040
------------------------- ------------------------- ------------------------
  Principal         Value    Principal        Value   Principal        Value
----------------------------------------------------------------------------
                   11.65%                    18.95%                    9.75%
$26,400,000  $ 29,301,529 $ 26,440,000 $ 30,096,290 $22,300,000 $ 25,160,467
             $ 29,301,529              $ 30,096,290             $ 25,160,467
             $ 29,281,444              $ 30,048,623             $ 24,971,189
                   23.41%                     3.54%                    0.00%
$57,220,000  $ 58,834,536 $  5,550,000 $  5,614,934 $       --  $        --
             $ 58,834,536              $  5,614,934             $        --
             $ 59,033,765              $  5,659,676             $        --

     LIFEPATH MASTER PORTFOLIOS FEBRUARY 28, 1997

--------------------

                                       LifePath 2000             LifePath 2010
                           -------------------------  ------------------------
                            Principal/                 Principal/
                                Shares         Value       Shares        Value
-------------------------------------------------------------------------------
U.S. TREASURY BILLS
PERCENT OF NET ASSETS                          3.47%                     2.70%
U.S. Treasury Bills,
 4.83% -- 5.16%+,
 03/06/97 - 05/29/97       $ 4,596,000 $   4,554,168  $ 4,610,000 $  4,578,237
     TOTAL U.S. TREASURY
                   BILLS
                  -VALUE               $   4,554,168              $  4,578,237
                   -COST               $   4,553,188              $  4,576,648
CASH EQUIVALENTS
PERCENT OF NET ASSETS                          3.03%                     6.14%
American AAdvantage
 Money Market Fund#                --  $         --     4,500,000 $  4,500,000
Dreyfus Cash Management
 Fund#                       2,978,114     2,978,114    3,534,768    3,534,768
Janus Institutional
 Money Market Fund#          1,000,000     1,000,000    2,372,202    2,372,202
                                       -------------              ------------
  TOTAL CASH EQUIVALENTS
                  -VALUE               $   3,978,114              $ 10,406,970
                   -COST               $   3,978,114              $ 10,406,970
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                         11.43%                     7.67%
Goldman Sachs Repurchase
 Agreements#, dated
 2/28/97, due 3/3/97,
 with a maturity value
 of $89,000,000 and an
 effective yield of
 4.85%, collateralized
 by Federal National
 Mortgage Association
 obligations with rates
 ranging from 6.08% to
 7.44%, with maturity
 dates ranging from
 11/01/24 to 12/01/33
 and with an aggregate
 market value of
 $90,780,000.              $15,000,000 $  15,000,000  $13,000,000 $ 13,000,000
                                       -------------              ------------
TOTAL INVESTMENT IN
 SECURITIES
 (NOTES 1 AND 3)  -VALUE               $ 148,886,031               191,993,185
                   -COST++             $ 144,431,820               177,480,530
                                       -------------              ------------
TOTAL INVESTMENT IN
 SECURITIES                    113.42% $ 148,886,031      113.28% $191,993,185
Other Assets and
 Liabilities, Net              (13.42)   (17,613,033)     (13.28)  (22,482,265)
                           ----------- -------------  ----------- ------------
TOTAL NET ASSETS               100.00% $ 131,272,998      100.00% $169,510,920
                           =========== =============  =========== ============

--------------------------------------------------------------------------------
 * Non-income earning securities.
 # Represents collateral received from securities lending transaction (see Note
   4 of the notes to financial statements).
** These U.S. Treasury Bills are held in segregated accounts in connection with the Fund's holdings of S&P 500 futures contracts. See Note 1.
  + Yield to maturity.
++ Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation  $6,127,818  $16,816,291
Gross Unrealized Depreciation  (1,673,607)  (2,303,636)
                               ----------  -----------
NET UNREALIZED APPRECIATION    $4,454,211  $14,512,655
                               ==========  ===========

The accompanying notes are an integral part of these financial statements.

--------------------

           LifePath 2020               LifePath 2030             LifePath 2040
-------------------------  -------------------------  ------------------------
 Principal/                  Principal/                Principal/
     Shares         Value        Shares        Value       Shares        Value
--------------------------------------------------------------------------------
                    2.03%                      1.14%                     1.77%
$ 5,140,000  $  5,103,579  $  1,832,000 $  1,816,983  $ 4,598,000 $  4,557,339**
             $  5,103,579               $  1,816,983              $  4,557,339
             $  5,102,624               $  1,816,612              $  4,556,339
                    3.87%                      4.74%                     5.21%
  5,000,000  $  5,000,000     6,000,000 $  6,000,000          --  $        --
  2,220,694     2,220,694       929,743      929,743      939,449      939,449
  2,500,000     2,500,000       600,000      600,000   12,500,000   12,500,000
             ------------               ------------              ------------
             $  9,720,694               $  7,529,743              $ 13,439,449
             $  9,720,694               $  7,529,743              $ 13,439,449
                   10.74%                      9.45%                     7.36%
$27,000,000  $ 27,000,000  $ 15,000,000 $ 15,000,000  $19,000,000 $ 19,000,000
             ------------               ------------              ------------
             $287,198,457               $180,787,263              $289,926,521
             $255,466,083               $155,092,029              $246,866,873
             ------------               ------------              ------------
    114.22%  $287,198,457       113.85% $180,787,263      112.33% $289,926,521
    (14.22)   (35,755,824)      (13.85)  (21,982,430)     (12.33)  (31,841,793)
-----------  ------------  ------------ ------------  ----------- ------------
    100.00%  $251,442,633       100.00% $158,804,833      100.00% $258,084,728
===========  ============  ============ ============  =========== ============


          $35,923,519                          $28,819,628                          $48,572,629
           (4,191,145)                          (3,124,394)                          (5,512,981)
          -----------                          -----------                          -----------
          $31,732,374                          $25,695,234                          $43,059,648
          ===========                          ===========                          ===========

     STATEMENT OF ASSETS & LIABILITIES FEBRUARY 28, 1997

--------------------

                                                      LifePath      LifePath
                                                          2000          2010
                                                        Master        Master
                                                     Portfolio     Portfolio
----------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below)
  (Note 1)                                       $ 148,886,031 $ 191,993,185
 Cash                                                       21             0
RECEIVABLES:
 Investments sold                                       40,704        75,745
 Dividends and interest                              1,560,839     1,147,149
TOTAL ASSETS                                       150,487,595   193,216,079
LIABILITIES
Payables:
 Collateral for securities loaned (Note 4)          18,978,114    23,406,970
 Due to BGI (Note 2)                                   236,483       298,189
 Variation margin on Futures contracts (Note 1)              0             0
TOTAL LIABILITIES                                   19,214,597    23,705,159
TOTAL NET ASSETS                                 $ 131,272,998 $ 169,510,920
INVESTMENTS AT COST                              $ 144,431,820 $ 177,480,530
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

     LifePath                  LifePath               LifePath
         2020                      2030                   2040
       Master                    Master                 Master
    Portfolio                 Portfolio              Portfolio
--------------------------------------------------------------

$ 287,198,457             $ 180,787,263          $ 289,926,521
          774                       776                    671
      148,118                   117,025                197,303
    1,244,750                   701,780                837,294
  288,592,099               181,606,844            290,961,789
   36,720,694                22,529,743             32,439,449
      428,772                   272,268                435,512
            0                         0                  2,100
   37,149,466                22,802,011             32,877,061
$ 251,442,633             $ 158,804,833          $ 258,084,728
$ 255,466,083             $ 155,092,029          $ 246,866,873
--------------------------------------------------------------

     STATEMENT OF OPERATIONS FOR THE YEAR ENDED FEBRUARY 28, 1997

--------------------

                                                     LifePath          LifePath
                                                         2000              2010
                                             Master Portfolio  Master Portfolio
-------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends                                         $  532,807       $ 1,373,301
 Interest+                                          5,925,997         4,566,510
TOTAL INVESTMENT INCOME                             6,458,804         5,939,811
EXPENSES (NOTE 2)
 Advisory fees                                        689,347           757,505
TOTAL EXPENSES                                        689,347           757,505
NET INVESTMENT INCOME                               5,769,457         5,182,306
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on sale of
  investments                                       2,894,777         3,439,818
 Net realized gain (loss) on sale of future
  contracts                                                 0                 0
 Net change in unrealized appreciation
  (depreciation) of investments                      (273,099)        5,149,907
 Net change in unrealized appreciation
  (depreciation) of financial futures
  contracts                                                 0                 0
NET GAIN (LOSS) ON INVESTMENTS                      2,621,678         8,589,725
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $8,391,135       $13,772,031
-------------------------------------------------------------------------------
 + Interest income includes security lending
  income of:                                       $    4,735       $     6,467

The accompanying notes are an integral part of these financial statements.

--------------------

        LifePath                       LifePath                          LifePath
            2020                           2030                              2040
Master Portfolio               Master Portfolio                  Master Portfolio
---------------------------------------------------------------------------------

     $ 2,898,947                   $  2,192,763                      $  3,958,762
       4,521,846                      1,732,644                         1,149,012
       7,420,793                      3,925,407                         5,107,774
       1,149,160                        714,647                         1,154,330
       1,149,160                        714,647                         1,154,330
       6,271,633                      3,210,760                         3,953,444
       9,487,619                      5,108,662                        14,697,190
               0                              0                            35,620
      11,374,656                     10,036,726                        17,501,172
               0                              0                            92,625
      20,862,275                     15,145,388                        32,326,607
     $27,133,908                    $18,356,148                       $36,280,051
---------------------------------------------------------------------------------
     $    11,570                   $      8,197                      $     13,791

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                            LifePath 2000 Master Portfolio
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1997  February 29, 1996
---------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                     $   5,769,457      $   3,939,926
 Net realized gain (loss) on sale of
  investments                                  2,894,777          1,412,647
 Net realized gain (loss) on sale of
  futures contracts                                    0             27,030
 Net change in unrealized appreciation
  (depreciation) of investments                 (273,099)         4,707,324
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     8,391,135         10,086,927
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                  6,204,037         44,956,678
INCREASE (DECREASE) IN NET ASSETS             14,595,172         55,043,605
NET ASSETS:
Beginning net assets                         116,677,826         61,634,221
ENDING NET ASSETS                          $ 131,272,998      $ 116,677,826
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

      LifePath 2010 Master Portfolio          LifePath 2020 Master Portfolio
-------------------------------------   --------------------------------------
          For the             For the             For the             For the
       Year Ended          Year Ended          Year Ended          Year Ended
February 28, 1997   February 29, 1996   February 28, 1997   February 29, 1996
------------------------------------------------------------------------------

    $   5,182,306     $   2,698,472       $   6,271,633       $   3,734,343
        3,439,818         1,041,589           9,487,619           2,814,112
                0            67,639                   0              65,955
        5,149,907         8,805,216          11,374,656          18,004,995
       13,772,031        12,612,916          27,133,908          24,619,405
       54,517,689        39,123,950          61,750,732          55,695,812
       68,289,720        51,736,866          88,884,640          80,315,217
      101,221,200        49,484,334         162,557,993          82,242,776
    $ 169,510,920     $ 101,221,200       $ 251,442,633       $ 162,557,993
------------------------------------------------------------------------------

     STATEMENTS OF CHANGES IN NET ASSETS

--------------------

                                              LifePath 2030 Master Portfolio
                                         -----------------------------------
                                                   For the           For the
                                                Year Ended        Year Ended
                                         February 28, 1997 February 29, 1996
----------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                       $   3,210,760     $   2,046,527
 Net realized gain (loss) on investments         5,108,662         2,515,159
 Net realized gain (loss) on sale of
  futures contracts                                      0            47,954
 Net change in unrealized appreciation
  (depreciation) of investments                 10,036,726        13,600,387
 Net change in unrealized appreciation
  (depreciation) of futures contracts                    0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      18,356,148        18,210,027
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                   32,210,346        39,393,839
NET INCREASE (DECREASE) IN NET ASSETS           50,566,494        57,603,866
NET ASSETS:
Beginning net assets                           108,238,339        50,634,473
ENDING NET ASSETS                            $ 158,804,833     $ 108,238,339
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------

                LifePath 2040 Master Portfolio
-----------------------------------------------------
          For the                             For the
       Year Ended                          Year Ended
February 28, 1997                   February 29, 1996
-----------------------------------------------------

    $   3,953,444                       $   2,303,138
       14,697,190                           4,521,411
           35,620                             169,434
       17,501,172                             (40,125)
           92,625                          22,384,421
       36,280,051                          29,338,279
       45,783,771                          80,123,105
       82,063,822                         109,461,384
      176,020,906                          66,559,522
    $ 258,084,728                       $ 176,020,906
-----------------------------------------------------

     NOTES TO THE FINANCIAL STATEMENTS

--------------------
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. MIP is currently authorized to issue fourteen separate portfolios (the "Master Portfolios"), of which the following have com-menced operations: the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Trea-sury Allocation Master Portfolios. The financial statements for the Asset Allo-cation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfo-lios are presented separately.

These Master Portfolios invest in a range of securities, generally including money market instruments, equities and U.S. government securities. The follow-ing significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Ac-tual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

Each Master Portfolio covered by this report follows an asset allocation strat-egy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or na-tional securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market val-ue. Debt securities, other than those maturing in 60 days or less, are val-

                                NOTES TO THE FINANCIAL STATEMENTS

--------------------
ued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are pur-chased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities de-livered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

FEDERAL INCOME TAXES

Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

FUTURES CONTRACTS

The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to mar-ket changes, as this may be more efficient or cost effective than actually buy-ing the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to re-ceive from or pay to the broker an amount of cash equal to the daily fluctua-tion in the value of the contract. Such receipts or payments are known as "variation margin" and are re-

     NOTES TO THE FINANCIAL STATEMENTS

--------------------
corded by the Master Portfolios as unrealized gains or losses. When the con-tract is closed, the Master Portfolios record a gain or loss equal to the dif-ference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published po-sitions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liq-uid debt instruments in connection with futures transactions in an amount gen-erally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1997, the following Master Portfolio had open futures contracts outstanding:

                                                      Notional          Net
                  Number of                Expiration Contract   Unrealized
Master Portfolio  Contracts          Type        Date    Value Appreciation
---------------------------------------------------------------------------
LifePath 2040             2 S&P 500 Index March, 1997 $790,400      $52,500

The LifePath 2040 Master Portfolio has pledged to brokers U.S. Treasury bills with a par value of $29,952 for initial margin requirements.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Mas-ter Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements en-tered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1997 by the Master Portfolios are col-lateralized by U.S. Government Securities.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the co-administrator, sponsor and distributor for the Master Portfolios,

                                NOTES TO THE FINANCIAL STATEMENTS

--------------------
has paid all expenses in connection with the Master Portfolios' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTION WITH AFFILIATES

Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

Prior to October 21, 1996, Barclays Global Investors, N.A. ("BGI") served as custodian to each of the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios. BGI was not entitled to receive com-pensation for its custodial services so long as BGFA was entitled to receive fees for providing investment advisory services to the Master Portfolios.

Effective October 21, 1996, a new custody agreement was adopted pursuant to which Investors Bank & Trust Company ("IBT") replaced BGI as custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Stagecoach Trust Funds.

Certain officers and directors of MIP are also officers of Stephens. As of Feb-ruary 28, 1997, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial interests.

     NOTES TO THE FINANCIAL STATEMENTS

--------------------

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1997 are as follows:

                       LifePath     LifePath     LifePath    LifePath     LifePath
Aggregate                  2000         2010         2020        2030         2040
Purchases                Master       Master       Master      Master       Master
and Sales of:         Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
----------------------------------------------------------------------------------
U.S. Government
 Obligations
----------------------------------------------------------------------------------
Purchases at cost  $143,805,287 $117,676,864 $122,107,643 $38,149,610 $ 40,373,298
Sales proceeds      114,891,342   68,912,344   70,168,690  16,559,886   16,040,414
Other Securities:
----------------------------------------------------------------------------------
Purchases at cost    12,340,570   45,189,919   75,547,736  50,588,878  106,431,656
Sales proceeds       14,644,207   29,422,445   55,684,993  38,027,275   83,819,734

4. PORTFOLIO SECURITIES LOANED

As of February 28, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agree-ments. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                 Securities  Collateral
-------------------------------------------------------
LifePath 2000 Master Portfolio  $18,423,174 $18,978,114
LifePath 2010 Master Portfolio  $22,681,569 $23,406,970
LifePath 2020 Master Portfolio  $35,546,661 $36,720,694
LifePath 2030 Master Portfolio  $21,842,237 $22,529,743
LifePath 2040 Master Portfolio  $31,275,995 $32,439,449

                                NOTES TO THE FINANCIAL STATEMENTS

--------------------

5. FINANCIAL HIGHLIGHTS

The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                              LifePath  LifePath  LifePath  LifePath  LifePath
                                  2000      2010      2020      2030      2040
                                Master    Master    Master    Master    Master
Portfolio Turnover           Portfolio Portfolio Portfolio Portfolio Portfolio
------------------------------------------------------------------------------
For the Year Ended February
 28, 1997                         108%       73%       61%       42%       48%
For the Year Ended February
 29, 1996                          84%       39%       49%       39%       29%
For the Year Ended February
 28, 1995                          17%       24%       28%       40%        5%

The average commission rates paid by the Master Portfolios are as follows:

                                          For the
                                       Year Ended
                                February 28, 1997
-------------------------------------------------
LifePath 2000 Master Portfolio            $0.0401
LifePath 2010 Master Portfolio             0.0404
LifePath 2020 Master Portfolio             0.0451
LifePath 2030 Master Portfolio             0.0364
LifePath 2040 Master Portfolio             0.0351

     INDEPENDENT AUDITORS' REPORT

--------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT PORTFOLIO:

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, of Master Investment Portfolio (comprising, respectively, LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio) as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial high-lights set forth in Note 5 for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibil-ity of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of February 28, 1997, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

San Francisco, California
April 11, 1997

                                     NOTES
                                     -----

Wells Fargo provides shareholder services, and/or certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompa-nied or preceded by a current prospectus. For an additional prospectus contain-ing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SCF 043 (4/97)                         Bulk Rate U.S. Postage PAID Hudson, MA
                                                   Permit No. 19

STAGECOACH FUNDS(R)
P.O. Box 7066
San Francisco, CA 94120-7066


DATED MATERIAL
PLEASE EXPEDITE


[LOGO OF RECYCLED PAPER APPEARS HERE]

                                     (LOGO)


                          STAGECOACH LIFEPATH(R) FUNDS

                              INSTITUTIONAL CLASS

                       ---------------------------------
                                 ANNUAL REPORT
                       ---------------------------------

                                LIFEPATH 2000(R)
                                LIFEPATH 2010(R)
                                LIFEPATH 2020(R)
                                LIFEPATH 2030(R)
                                LIFEPATH 2040(R)

                               FEBRUARY 28, 1997

                    ADVISED BY BARCLAYS GLOBAL FUND ADVISORS
                  SPONSORED AND DISTRIBUTED BY STEPHENS INC.,
                                MEMBER NYSE/SIPC
                                NOT FDIC INSURED
LIFEPATH(TM) FUNDS ANNUAL REPORT

TABLE OF CONTENTS

Letter to Shareholders......................................................   1
Investment Adviser Discussion...............................................   2
STAGECOACH TRUST
Statement of Assets and Liabilities.........................................   8
Statement of Operations.....................................................  10
Statements of Changes in Net Assets.........................................  12
Financial Highlights........................................................  16
Notes to the Financial Statements...........................................  21
Independent Auditors' Report................................................  26
MASTER INVESTMENT PORTFOLIO
PORTFOLIOS OF INVESTMENTS
LifePath Master Portfolios..................................................  28
MASTER INVESTMENT PORTFOLIO
Statement of Assets and Liabilities......................................... 104
Statement of Operations..................................................... 106
Statements of Changes in Net Assets......................................... 108
Notes to the Financial Statements........................................... 112
Independent Auditors' Report................................................ 118

   STAGECOACH FUNDS:
   ---------------------------------------------------
   . are NOT FDIC insured
   . are NOT obligations of Wells
     Fargo Bank or Barclays Global
     Investors, N.A. ("BGI")
   . are NOT guaranteed by the Bank
     or BGI
   . involve investment risk,
     including possible loss of
     principal
                                                                 ---------------

     (THIS PAGE INTENTIONALLY LEFT BLANK)

TO OUR SHAREHOLDERS:

  It has been another banner year ending February 28, 1997 for the domestic equity markets. The recent rally in the equity markets was possibly one of the longest sustained rallies in history and it remains to be seen whether the markets can continue to rally during the current year. The domestic markets as a whole had some rough spots, with the bond markets starting the year slowly, but by the year-end most markets had posted gains.

  . The U.S. stock market again led the way, posting remarkable returns. As measured by the Standard and Poor's 500 Index, the U.S. Stock Market returned 26.16%.

  . The U.S. money market, as measured by 91-day U.S. Treasury bills, returned 5.38%.

  . The U.S. bond market, as measured by the Lehman Brothers Aggregate Bond
    Index, returned 4.83%.

  . Foreign stock markets, as measured by the Morgan Stanley Capital International Europe/Australasia/Far East Index (MSCI/EAFE), returned 3.25%.

  As we close the book on another year of fluctuating returns, investors should remember the long term investment objectives. While one sector may look more appealing than others due to the past year's performance, past performance is no indication of future returns. Stick with your long-term objectives if they continue to be appropriate. If your needs have changed then reallocate as is necessary. Remember, successful investors stay focused on their personal financial goals and do not change their investment plan solely on the basis of short-term market swings.

  The Stagecoach LifePath Funds are conceived and managed to be a straight-forward and cost-effective way to manage your long-term investment goals. We hope we have been able to fulfill your expectations and that we will continue to do so in the future. We appreciate your trust and look forward to helping you manage your investment goals.

  Shareholders should note that the Stagecoach Trust Institutional Class shares are closed to further subscriptions and do not allow reinvestment of dividends. The LifePath Funds of MasterWorks Funds Inc., another open-end investment company, invest in the same underlying Master Portfolios as the Stagecoach Trust LifePath Funds. Information regarding additional investment options may be obtained by calling 1-800-643-9691.

STAGECOACH FUNDS                                                      APRIL 1997

INVESTMENT ADVISER DISCUSSION

HOW HAVE THE FUNDS PERFORMED FOR THE YEAR ENDED FEBRUARY 28, 1997 IN TERMS OF THEIR OVERALL STRATEGY OF RETURN GROWTH VERSUS PRICE STABILITY?

According to the risk/return objective associated with the LifePath Funds, the potential returns are related to the risk an investor is willing to accept and stability in price they require. Thus, with the equity markets continuing to soar in 1996 the Fund that is most heavily weighted in equity securities had the greatest return (i.e. LifePath 2040 Fund). The Funds generally have been performing in the manner they have been designed, which is to seek to offer greater stability in price and lower risk for shorter-term horizons while offering higher potential returns at a higher potential risk for longer-term horizons. Over the past year the Funds have consistently outperformed their internally calculated benchmarks.

                                                                  Average Annual
PERFORMANCE AS OF 2/28/97                                           Total Return
--------------------------------------------------------------------------------
                                                          Life of Fund
                                 One Year             (3/1/94-2/28/97)
                                 --------             ----------------
       LifePath 2000                7.23%                        7.51%
       LifePath 2010               11.89%                       11.52%
       LifePath 2020               15.14%                       13.98%
       LifePath 2030               18.13%                       16.11%
       LifePath 2040               19.89%                       17.86%

Average annual total return for the indicated periods represents the average annual increase in value of an investment over the indicated periods assuming reinvestment of dividends and capital gain distributions at net asset value. The Funds currently do not allow reinvestment of dividends and capital gain distributions and the total return on Fund shares assuming no reinvestment of dividends and capital gain distributions may be less than the amount shown above. Past performance is not predictive of future results. The investment re-turn and principal value of shares of the Fund will fluctuate with market con-ditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost.

ARE THERE ANY PLANS OF ENHANCING OR CHANGING ANY OF THE ASSET MIXES OVER THE COMING YEAR?

As each LifePath Fund approaches its target date the assets in its portfolio will gradually switch to a more price stable lower risk profile. Thus, each Fund tends to invest a greater percentage of its portfolio in bonds and money market securities as it approaches its respective target date.

    INVESTMENT ADVISER DISCUSSION

THE LIFEPATH FUNDS EMPLOY BOTH TACTICAL AND STRATEGIC ASSET ALLOCATION TECHNIQUES. CAN YOU EXPLAIN THOSE TERMS? WHICH IS THE DOMINANT APPROACH?

LifePath Funds have two general techniques that they employ when investing assets in their portfolios. The Strategic portion refers to the investment approach of taking into account the different target dates for each of the Funds. The strategy in general, moves away from the more risky classes (i.e. domestic and international equity) and more into bonds and money market instruments for a more stable price as the target date approaches. This portion makes up approximately 75% of the overall investment strategy. The other portion is the Tactical side which incorporates a 100/0/0 Tactical Asset Allocation model (stocks/bonds/cash) with a Tactical Bond Allocation model (bonds/notes/bills). The Tactical Bond portion in turn makes up approximately 25% of the bond portion of the 100/0/0 Tactical Asset Allocation model. These models take into account the different market indicators and financial data and allocates the different classes accordingly.

THE EQUITY SECURITIES IN THE FUNDS' PORTFOLIOS CONSIST OF VALUE AND GROWTH SECURITIES. WHAT DOES THIS MEAN? IS ONE CATEGORY FAVORED OVER THE OTHER BASED ON THE BUSINESS CYCLE?

Companies considered to be "growth" stocks are usually in the growth part of their business cycle where their primary goal is capital appreciation. These companies usually reinvest most of their earnings for expansion, research or development. In turn, "value" stocks tend to be associated with companies in a more mature phase of their business cycle, paying substantial dividends, and having lower PE ratios. They also tend to trade more at their book values. These are considered less risky, but also have a lower expected return as opposed to growth stocks which are inclined to have higher expectations for return but at a higher risk. In regards to the LifePath Funds, they have a relatively neutral stance on growth and value stocks, except for LifePath 2040 which is tilted slightly toward growth. Thus, there is no active consideration of favoring one over the other.

CAN YOU ILLUSTRATE HOW TACTICAL ASSET ALLOCATION WAS EMPLOYED IN THE MODELS LAST YEAR?

Beginning the year, the Tactical Asset Allocation portion of the Funds' model was allocated heavily in stocks (100/0/0; stocks/bonds/cash). As the year progressed, however, the Funds' optimal model of risk versus return indicated that the spread of expected return between classes was lessening. If expected returns spread between stocks and bonds is closer it makes investing in bonds more attractive as they generally are associated with less risk. The Funds therefore, increased their weight in bonds and changed the allocation to 70/30/0 and are currently invested at 60/40/0. As for the Tactical bonds portion, the allocation progressed from 0/100/0 (bonds/notes/bills) to its current position of 0/80/20. This was because of expectations that the Federal Reserve would be raising interest rates. The longer-term bonds are subject to more interest rate risk thus making it more advantageous for shorter-term notes and bills.

    INVESTMENT ADVISER DISCUSSION

ASSET CLASS MIX

AS OF 2/28/97

----------------------------------------------------------------------------
                           LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH  LIFEPATH
  STOCKS                       2000      2010      2020      2030      2040
----------------------------------------------------------------------------
  Large Capitalization--
  Value                        3.10%    13.73%    19.63%    23.46%    26.24%
----------------------------------------------------------------------------
  Large Capitalization--
  Growth                       3.28     13.98     19.95     24.38     32.56
----------------------------------------------------------------------------
  Medium Capitalization--
  Value                        3.67      3.38      4.01      4.67      5.40
----------------------------------------------------------------------------
  Medium Capitalization--
  Growth                       2.70      2.66      3.13      3.75      4.31
----------------------------------------------------------------------------
  Small Capitalization--
  Value                        0.13      0.09      0.15      0.16      0.16
----------------------------------------------------------------------------
  Small Capitalization--
  Growth                       0.44      0.30      0.49      0.53      0.50
----------------------------------------------------------------------------
  Micro Capitalization         0.24      0.34      0.49      0.61      0.62
----------------------------------------------------------------------------
  Utilities                    0.61      0.41      0.45      0.53      0.30
----------------------------------------------------------------------------
  Japan                        1.29      2.96      3.86      4.67      5.18
----------------------------------------------------------------------------
  International (except
  Japan)                       5.78      8.20     11.21     13.45     14.20
----------------------------------------------------------------------------
  BONDS
----------------------------------------------------------------------------
  Long-Term Government         2.48      5.33     11.53     19.23      9.65
----------------------------------------------------------------------------
  Long-Term Corporate          0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Intermediate-Term
  Government                  72.58     45.77     23.37      3.51      0.00
----------------------------------------------------------------------------
  Intermediate-Term
  Corporate                    0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Mortgage-Backed              0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  Foreign                      0.00      0.00      0.00      0.00      0.00
----------------------------------------------------------------------------
  MONEY MARKET
----------------------------------------------------------------------------
  U.S. Treasury Bills          3.70      2.85      1.73      1.05      0.88
----------------------------------------------------------------------------
  TOTAL                      100.00    100.00    100.00    100.00    100.00
----------------------------------------------------------------------------

Any differences between the percentages above and the percentages in the Port-folios of Investments are due to unsettled trades and allocations to large cap stocks through S&P 500 futures contracts.

GROWTH OF A $10,000 INVESTMENT

The SEC requires mutual funds to provide a line graph comparing fund performance with an appropriate broad-based index. These charts show the performance of the Stagecoach LifePath Funds--Institutional Class since inception compared with the S&P 500 Index and the Lipper Balanced Fund Index. The charts each assume a hypothetical $10,000 initial investment in each fund, reinvestment of dividends and capital gain distributions at net asset value, and reflect all Fund expenses. The Funds currently do not allow reinvestment of dividends and capital gain distributions and the total return on Fund shares assuming no reinvestment of dividends and capital gain distributions may be less than the amount shown below. Past performance is not predictive of future results. The S&P 500 Index is an unmanaged index of stocks comprised of 500 industrial, financial, utility and transportation companies, "Standard & Poor's(R)", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. The Lipper Balanced Fund Index is a net asset value weighted index of the 30 largest balanced funds tracked by Lipper Analytical Services; performance is net of all fees and expenses except for sales charges. Investors should note that each Fund is a professionally managed mutual fund while the S&P 500 Index and the Lipper Balanced Fund Index are unmanaged indices, do not incur expenses and are not available directly for investment. If operating expenses such as the Funds' had been applied to the indices, the indices' comparative performance would have been lower.

                          [LINE GRAPH APPEARS HERE]

LifePath 2000 Institutional


                  Lipper Balanced       S&P 500 Index      LifePath 2000
                           10,000              10,000             10,000
Mar-94                      9,637               9,564              9,855
Jun-94                      9,561               9,606              9,763
Sept-94                     9,854              10,095              9,879
Dec-94                      9,745              10,093              9,826
Mar-95                     10,349              11,067             10,339
Jun-95                     11,049              12,022             10,873
Sept-95                    11,586              12,817             11,147
Dec-95                     12,033              13,419             11,463
Mar-96                     12,257              13,956             11,490
Jun-96                     12,460              14,405             11,590
Sept-96                    12,722              14,714             11,761
Dec-96                     13,279              15,548             12,040
Feb-97                     13,623              16,256             12,138

                          [LINE GRAPH APPEARS HERE]

LifePath 2010 Institutional


                  Lipper Balanced       S&P 500 Index      LifePath 2010
                           10,000              10,000             10,000
Mar-94                      9,637               9,564              9,838
Jun-94                      9,561               9,606              9,759
Sept-94                     9,854              10,095              9,902
Dec-94                      9,745              10,093              9,849
Mar-95                     10,349              11,067             10,533
Jun-95                     11,049              12,022             11,234
Sept-95                    11,586              12,817             11,661
Dec-95                     12,033              13,419             12,062
Mar-96                     12,257              13,956             12,237
Jun-96                     12,460              14,405             12,404
Sept-96                    12,722              14,714             12,589
Dec-96                     13,279              15,548             12,993
Feb-97                     13,623              16,256             13,227

    INVESTMENT ADVISER DISCUSSION

                          [LINE GRAPH APPEARS HERE]

LifePath 2020 Institutional


                  Lipper Balanced       S&P 500 Index      LifePath 2020
                           10,000              10,000             10,000
Mar-94                      9,637               9,564              9,810
Jun-94                      9,561               9,606              9,750
Sep-94                      9,854              10,095              9,918
Dec-94                      9,745              10,093              9,876
Mar-95                     10,349              11,067             10,647
Jun-95                     11,049              12,022             11,433
Sep-95                     11,586              12,817             11,943
Dec-95                     12,033              13,419             12,385
Mar-96                     12,257              13,956             12,637
Jun-96                     12,460              14,405             12,892
Sep-96                     12,722              14,714             13,092
Dec-96                     13,279              15,548             13,625
Feb-97                     13,623              16,256             13,934

                          [LINE GRAPH APPEARS HERE]

LifePath 2030 Institutional


                  Lipper Balanced       S&P 500 Index      LifePath 2030
                           10,000              10,000             10,000
Mar-94                      9,637               9,564              9,711
Jun-94                      9,561               9,606              9,607
Sep-94                      9,854              10,095              9,885
Dec-94                      9,745              10,093              9,864
Mar-95                     10,349              11,067             10,701
Jun-95                     11,049              12,022             11,595
Sep-95                     11,586              12,817             12,165
Dec-95                     12,033              13,419             12,675
Mar-96                     12,257              13,956             12,965
Jun-96                     12,460              14,405             13,262
Sep-96                     12,722              14,714             13,486
Dec-96                     13,279              15,548             14,122
Feb-97                     13,623              16,256             14,561

                          [LINE GRAPH APPEARS HERE]

LifePath 2040 Institutional


                  Lipper Balanced       S&P 500 Index      LifePath 2040
                           10,000              10,000             10,000
Mar-94                      9,637               9,564              9,652
Jun-94                      9,561               9,606              9,620
Sep-94                      9,854              10,095              9,990
Dec-94                      9,745              10,093              9,968
Mar-95                     10,349              11,067             10,846
Jun-95                     11,049              12,022             11,742
Sep-95                     11,586              12,817             12,390
Dec-95                     12,033              13,419             12,891
Mar-96                     12,257              13,956             13,305
Jun-96                     12,460              14,405             13,657
Sep-96                     12,722              14,714             13,904
Dec-96                     13,279              15,548             14,537
Feb-97                     13,623              16,256             14,989


These Funds are organized as "feeder" funds in a "master-feeder" structure. Instead of investing directly in the individual portfolio securities, the "feeder" fund, which is offered to the public, holds interests in the net assets of the Master Portfolio that, in turn, invests in individual securities. References to the Fund are to the feeder fund or the Master Portfolio, as the context requires. The Master Portfolio is advised by BGFA.

STATEMENT OF ASSETS & LIABILITIES
FEBRUARY 28, 1997

                                                           LifePath     LifePath
                                                               2000         2010
                                                               Fund         Fund
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In corresponding Master Portfolio, at market value
  (Note 1)                                             $ 84,826,949 $ 82,407,446
RECEIVABLES:
 Fund shares sold                                           401,165      909,580
TOTAL ASSETS                                             85,228,114   83,317,026
LIABILITIES
PAYABLES:
 Due to sponsor and distributor                              74,443       67,604
 Due to WFB (Note 2)                                         47,487       23,702
 Capital shares redeemed                                    145,077      206,451
TOTAL LIABILITIES                                           267,007      297,757
TOTAL NET ASSETS                                       $ 84,961,107 $ 83,019,269
NET ASSETS CONSIST OF:
 Paid-in capital                                       $ 79,345,674 $ 70,720,524
 Undistributed net investment income                        558,575      507,952
 Undistributed net realized gains on investments          1,295,655    1,751,771
 Net unrealized appreciation of investments               3,761,203   10,039,022
TOTAL NET ASSETS                                       $ 84,961,107 $ 83,019,269
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
 SHARE
Net Assets - Retail class                              $ 84,948,686 $ 82,970,657
Shares outstanding - Retail class                         7,934,090    6,801,286
Net asset value and offering price per share - Retail
 class                                                 $      10.71 $      12.20
Net Assets - Institutional class                       $     12,422 $     48,612
Shares outstanding - Institutional class                      1,269        4,443
Net asset value and offering price per share -
 Institutional class                                   $       9.79 $      10.94
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS & LIABILITIES--FEBRUARY 28, 1997


     LifePath           LifePath                LifePath
         2020               2030                    2040
         Fund               Fund                    Fund
--------------------------------------------------------

$ 146,243,012       $100,672,759           $ 188,629,384
      624,760            673,460               1,326,211
  146,867,772        101,346,219             189,955,595
      107,429             74,409                 126,703
       62,640             47,768                 118,954
      402,960            104,585                 130,013
      573,029            226,762                 375,670
$ 146,294,743       $101,119,457           $ 189,579,925
$ 117,438,148       $ 77,761,749           $ 146,066,846
      504,941            239,292                 278,583
    4,116,111          2,429,299               6,273,556
   24,235,543         20,689,117              36,960,940
$ 146,294,743       $101,119,457           $ 189,579,925
$ 146,225,793       $101,078,492           $ 189,559,520
   11,263,827          7,306,805              13,073,372
$       12.98       $      13.83           $       14.50
$      68,950       $     40,966           $      20,405
        5,615              2,990                   1,464
$       12.28       $      13.70           $       13.94
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1997

                                                     LifePath      LifePath
                                                         2000          2010
                                                         Fund          Fund
----------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER
 PORTFOLIO
 Dividends                                       $    394,274  $    817,715
 Interest                                         4,344,855       2,533,708
 Expenses                                            (506,433)     (420,477)
 NET INVESTMENT INCOME ALLOCATED FROM MASTER
  PORTFOLIO                                         4,232,696     2,930,946
EXPENSES (NOTE 2)
 Administration fee                                    92,243        81,180
 Shareholder servicing fees                           184,488       150,749
 Transfer agency fees                                  92,243        75,374
 Distribution costs - Retail Class                    226,871       185,565
TOTAL EXPENSES                                        595,845       492,868
NET INVESTMENT INCOME                               3,636,851     2,438,078
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
 Net realized gain (loss) on sale of investments    2,732,074     2,784,852
 Net change in unrealized appreciation
  (depreciation) of investments                      (959,715)      704,734
NET GAIN (LOSS) ON INVESTMENTS                      1,772,359     3,489,586
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $  5,409,210  $  5,927,664
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1997


    LifePath              LifePath                   LifePath
        2020                  2030                       2040
        Fund                  Fund                       Fund
-------------------------------------------------------------

$  1,874,322          $  1,534,532               $  3,087,936
   2,898,781             1,203,319                    890,450
    (738,763)             (497,662)                  (898,217)
   4,034,340             2,240,189                  3,080,169
     135,162                89,938                    164,384
     270,324               179,876                    328,770
     135,162                89,938                    164,385
     328,345               222,802                    402,732
     868,993               582,554                  1,060,271
   3,165,347             1,657,635                  2,019,898
   8,285,130             4,461,859                 13,884,725
   3,932,094             5,090,075                 11,621,464
  12,217,224             9,551,934                 25,506,189
$ 15,382,571          $ 11,209,569               $ 27,526,087
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                          LifePath 2000 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1997  February 29, 1996
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   3,636,851      $   3,419,395
 Net realized gain (loss) on sale of
  investments                                    2,732,074          1,439,626
 Net change in unrealized appreciation
  (depreciation) of investments                   (959,715)         4,675,607
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       5,409,210          9,534,628
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Retail class                                  (3,756,712)        (2,759,078)
  Institutional class                                 (570)          (453,332)
 From net realized gain from sale of
  investments
  Retail class                                  (1,721,568)        (1,047,308)
  Institutional class                              (48,077)          (173,730)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold - Retail
  class                                         37,948,187         70,169,401
 Reinvestment of dividends - Retail
  class                                          5,135,618          3,617,931
 Cost of shares redeemed - Retail class        (58,589,767)       (32,730,053)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - RETAIL CLASS                   (15,505,962)        41,057,279
 Proceeds from shares sold -
   Institutional class                           1,267,997         13,750,541
 Reinvestment of dividends -
   Institutional class                             208,022            627,061
 Cost of shares redeemed - Institutional
  class                                        (18,222,796)        (5,320,639)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            (16,746,777)         9,056,963
INCREASE (DECREASE) IN NET ASSETS              (32,370,456)        55,215,422
NET ASSETS:
Beginning net assets                           117,331,563         62,116,141
ENDING NET ASSETS                            $  84,961,107      $ 117,331,563
SHARES ISSUED AND REDEEMED:
 Shares sold - Retail class                      3,580,908          6,695,893
 Shares issued in reinvestment of
  dividends - Retail class                         486,593            347,286
 Shares redeemed - Retail class                 (5,539,884)        (3,139,915)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -RETAIL CLASS                      (1,472,383)         3,903,264
 Shares sold - Institutional class                 119,465          1,310,755
 Shares issued in reinvestment of
  dividends -
  Institutional class                               19,942             59,945
 Shares redeemed - Institutional class          (1,755,819)          (507,478)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -INSTITUTIONAL CLASS               (1,616,412)           863,222
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                 LifePath 2010 Fund                    LifePath 2020 Fund
------------------------------------  ------------------------------------
          For the            For the            For the            For the
       Year Ended         Year Ended         Year Ended         Year Ended
February 28, 1997  February 29, 1996  February 28, 1997  February 29, 1996
--------------------------------------------------------------------------

    $   2,438,078      $   2,283,688      $   3,165,347      $   3,016,694
        2,784,852          1,104,963          8,285,130          2,879,775
          704,734          8,769,343          3,932,094         17,940,046
        5,927,664         12,157,994         15,382,571         23,836,515
       (2,393,878)        (1,441,405)        (3,234,978)        (2,215,468)
           (1,673)          (690,971)            (1,862)          (641,133)
         (999,794)          (722,105)        (4,457,911)        (1,971,461)
         (138,908)          (360,652)           (97,440)          (553,722)
       34,070,450         37,481,337         52,706,149         64,078,009
        3,206,892          2,136,750          3,353,041          4,137,056
      (26,504,856)       (15,292,452)       (43,292,145)       (26,156,416)
       10,772,486         24,325,635         12,767,045         42,058,649
        2,529,219         25,592,865          1,484,241         27,673,486
          289,983          1,051,620            349,700          1,194,854
      (34,601,841)        (8,068,526)       (38,954,344)        (8,977,511)
      (31,782,639)        18,575,959        (37,120,403)        19,890,829
      (18,616,742)        51,844,455        (16,762,978)        80,404,209
      101,636,011         49,791,556        163,057,721         82,653,512
    $  83,019,269      $ 101,636,011      $ 146,294,743      $ 163,057,721
        2,915,095          3,419,301          4,270,394          5,680,695
          275,092            195,828            275,620            362,399
       (2,272,271)        (1,410,750)        (3,506,234)        (2,313,057)
          917,916          2,204,379          1,039,780          3,730,037
          221,309          2,346,284            124,129          2,446,685
           25,767             95,504             29,678            104,547
       (3,246,296)          (737,665)        (3,533,425)          (800,489)
       (2,999,220)         1,704,123         (3,379,618)         1,750,743
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                          LifePath 2030 Fund
                                         ------------------------------------
                                                   For the            For the
                                                Year Ended         Year Ended
                                         February 28, 1997  February 29, 1996
------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income                       $   1,657,635      $   1,572,222
 Net realized gain (loss) on sale of
  investments                                    4,461,859          2,562,661
 Net change in unrealized appreciation
  (depreciation) of investments                  5,090,075         13,548,933
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      11,209,569         17,683,816
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Retail class                                  (1,710,475)        (1,155,658)
  Institutional class                               (5,645)          (341,075)
 From net realized gain from sale of
  investments
  Retail class                                  (2,265,932)        (1,623,091)
  Institutional class                              (61,335)          (461,729)
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold - Retail
  class                                         30,971,697         41,344,184
 Reinvestment of dividends - Retail
  class                                          3,826,842          2,763,089
 Cost of shares redeemed - Retail class        (27,148,781)       (13,327,263)
NET INCREASE (DECREASE) IN NET SHARES
 OUTSTANDING -RETAIL CLASS                       7,649,758         30,780,010
 Proceeds from shares sold -
   Institutional class                           1,939,792         17,149,303
 Reinvestment of dividends -
   Institutional class                             188,977            802,805
 Cost of shares redeemed - Institutional
  class                                        (24,283,479)        (5,211,092)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS - INSTITUTIONAL CLASS            (22,154,710)        12,741,016
INCREASE (DECREASE) IN NET ASSETS               (7,338,770)        57,623,289
NET ASSETS:
Beginning net assets                           108,458,227         50,834,938
ENDING NET ASSETS                            $ 101,119,457      $ 108,458,227
SHARES ISSUED AND REDEEMED:
 Shares sold - Retail class                      2,403,224          3,605,187
 Shares issued in reinvestment of
  dividends - Retail class                         296,195            235,448
 Shares redeemed - Retail class                 (2,120,516)        (1,157,351)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -RETAIL CLASS                         578,903          2,683,284
 Shares sold - Institutional class                 156,936          1,489,943
 Shares issued in reinvestment of
  dividends -
  Institutional class                               15,512             68,155
 Shares redeemed - Institutional class          (2,227,326)          (450,828)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -  INSTITUTIONAL CLASS             (2,054,878)         1,107,270
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                      LifePath 2040 Fund
----------------------------------------
          For the                For the
       Year Ended             Year Ended
February 28, 1997      February 29, 1996
----------------------------------------

    $   2,019,898          $   1,584,491
       13,884,725              4,689,987
       11,621,464             22,210,329
       27,526,087             28,484,807
       (2,045,803)            (1,207,755)
             (338)              (284,559)
       (7,609,699)            (3,228,065)
         (797,501)              (704,661)
       76,803,382             94,087,204
        2,589,866              4,438,069
      (52,840,894)           (31,629,443)
       26,552,354             66,895,830
        1,917,732             27,615,270
          248,730                989,218
      (32,335,375)            (9,148,939)
      (30,168,913)            19,455,549
       13,456,187            109,411,146
      176,123,738             66,712,592
    $ 189,579,925          $ 176,123,738
        5,678,582              7,936,980
          196,508                363,610
       (3,916,082)            (2,657,939)
        1,959,008              5,642,651
          148,636              2,317,045
           19,679                 80,888
       (2,763,338)              (763,114)
       (2,595,023)             1,634,819
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                          LifePath 2000 Fund
                          -----------------------------------------------------------------------
                                     Year Ended               Year Ended              Year Ended
                                  Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                          ----------------------  -----------------------  ----------------------
                          Institutional   Retail  Institutional    Retail  Institutional   Retail
                                  Class    Class          Class     Class          Class    Class
--------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $10.67  $ 10.64        $  9.94  $   9.92         $10.00  $ 10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income             1.29     0.42           0.42      0.40           0.35     0.34
 Net realized and
  unrealized gain (loss)
  on investments                  (0.60)    0.28           0.86      0.86          (0.12)   (0.14)
TOTAL FROM INVESTMENT
 OPERATIONS                        0.69     0.70           1.28      1.26           0.23     0.20
LESS DISTRIBUTIONS:
 From net investment
  income                          (1.36)   (0.42)         (0.42)    (0.41)         (0.28)   (0.27)
 From net realized
  capital gains                   (0.21)   (0.21)         (0.13)    (0.13)         (0.01)   (0.01)
TOTAL FROM DISTRIBUTIONS          (1.57)   (0.63)         (0.55)    (0.54)         (0.29)   (0.28)
NET ASSET VALUE, END OF
 PERIOD                          $ 9.79  $ 10.71        $ 10.67  $  10.64         $ 9.94  $  9.92
TOTAL RETURN (NOT
 ANNUALIZED)                       7.23%    6.74%         13.19%    12.98%          2.38%    2.10%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)                   $   12  $84,949        $17,262  $100,070         $7,499  $54,617
 Number of shares
  outstanding, end of
  period (000)                        1    7,934          1,618     9,406            754    5,503
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets               0.95%    1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net investment
  income to average net
  assets                           4.17%    3.93%          4.23%     4.00%          4.89%    4.62%
--------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

    FINANCIAL HIGHLIGHTS


                                                             LifePath 2010 Fund
-------------------------------------------------------------------------------
             Year Ended                  Year Ended                  Year Ended
          Feb. 28, 1997               Feb. 29, 1996               Feb. 28, 1995
-----------------------    -------------------------   ------------------------
Institutional    Retail    Institutional     Retail    Institutional     Retail
        Class     Class            Class      Class            Class      Class
-------------------------------------------------------------------------------
       $11.47   $ 11.42          $ 10.02    $  9.99          $ 10.00    $ 10.00
         1.57      0.34             0.34       0.32             0.33       0.34
        (0.36)     0.95             1.60       1.58             0.01      (0.02)
         1.21      1.29             1.94       1.90             0.34       0.32
        (1.57)    (0.34)           (0.35)     (0.33)           (0.27)     (0.28)
        (0.17)    (0.17)           (0.14)     (0.14)           (0.05)     (0.05)
        (1.74)    (0.51)           (0.49)     (0.47)           (0.32)     (0.33)
       $10.94   $ 12.20          $ 11.47    $ 11.42          $ 10.02    $  9.99
        11.89%    11.60%           19.69%     19.40%            3.53%      3.31%
       $   49   $82,971          $34,458    $67,178          $13,028    $36,764
            4     6,801            3,004      5,883            1,300      3,679
         0.95%     1.20%            0.95%      1.20%            0.95%      1.20%
         3.41%     3.16%            3.27%      3.06%            4.61%      4.40%
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            LifePath 2020 Fund
                           ------------------------------------------------------------------------
                                       Year Ended               Year Ended              Year Ended
                                    Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                           -----------------------  -----------------------  ----------------------
                           Institutional    Retail  Institutional    Retail  Institutional   Retail
                                   Class     Class          Class     Class          Class    Class
----------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD              $11.98  $  11.98        $ 10.17  $  10.17        $ 10.00  $ 10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income              0.96      0.27           0.29      0.27           0.30     0.28
 Net realized and
  unrealized gain on
  investments                       0.72      1.43           2.03      2.03           0.12     0.12
TOTAL FROM INVESTMENT
 OPERATIONS                         1.68      1.70           2.32      2.30           0.42     0.40
LESS DISTRIBUTIONS:
 From net investment
  income                           (0.96)    (0.28)         (0.30)    (0.28)         (0.25)   (0.23)
 From net realized
  capital gains                    (0.42)    (0.42)         (0.21)    (0.21)          0.00     0.00
TOTAL FROM DISTRIBUTIONS           (1.38)    (0.70)         (0.51)    (0.49)         (0.25)   (0.23)
NET ASSET VALUE, END OF
 PERIOD                           $12.28  $  12.98        $ 11.98  $  11.98        $ 10.17  $ 10.17
TOTAL RETURN (NOT
 ANNUALIZED)                       15.14%    14.65%         23.18%    22.94%          4.39%    4.12%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)                    $   69  $146,226        $40,570  $122,488        $16,618  $66,036
 Number of shares
  outstanding, end of
  period (000)                         6    11,264          3,385    10,224          1,634    6,494
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets                0.95%     1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net investment
  income to average net
  assets                            2.57%     2.33%          2.68%     2.45%          3.88%    3.64%
----------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

    FINANCIAL HIGHLIGHTS


                                                     LifePath 2030 Fund
-----------------------------------------------------------------------
             Year Ended              Year Ended              Year Ended
          Feb. 28, 1997           Feb. 29, 1996           Feb. 28, 1995
-----------------------  ----------------------  ----------------------
Institutional    Retail  Institutional   Retail  Institutional   Retail
        Class     Class          Class    Class          Class    Class
-----------------------------------------------------------------------
       $12.37  $  12.34        $ 10.18  $ 10.17         $10.00  $ 10.00
         0.49      0.22           0.23     0.21           0.29     0.26
         1.66      1.83           2.47     2.45           0.14     0.13
         2.15      2.05           2.70     2.66           0.43     0.39
        (0.49)    (0.23)         (0.24)   (0.22)         (0.25)   (0.22)
        (0.33)    (0.33)         (0.27)   (0.27)          0.00     0.00
        (0.82)    (0.56)         (0.51)   (0.49)         (0.25)   (0.22)
       $13.70  $  13.83        $ 12.37  $ 12.34         $10.18  $ 10.17
        18.13%    17.01%         26.88%   26.53%          4.42%    4.03%
       $   41  $101,078        $25,447  $83,012         $9,682  $41,153
            3     7,307          2,058    6,728            951    4,045
         0.95%     1.20%          0.95%    1.20%          0.95%    1.20%
         2.06%     1.81%          2.15%    1.92%          3.59%    3.35%
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                           LifePath 2040 Fund
                          ------------------------------------------------------------------------
                                      Year Ended               Year Ended              Year Ended
                                   Feb. 28, 1997            Feb. 29, 1996           Feb. 28, 1995
                          -----------------------  -----------------------  ----------------------
                          Institutional    Retail  Institutional    Retail  Institutional   Retail
                                  Class     Class          Class     Class          Class    Class
---------------------------------------------------------------------------------------------------
NET ASSET VALUE,
 BEGINNING OF PERIOD             $12.86  $  12.84        $ 10.37  $  10.37         $10.00  $ 10.00
INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income             0.63      0.16           0.17      0.15           0.20     0.18
 Net realized and
  unrealized gain on
  investments                      1.78      2.35           2.84      2.82           0.34     0.34
TOTAL FROM INVESTMENT
 OPERATIONS                        2.41      2.51           3.01      2.97           0.54     0.52
LESS DISTRIBUTIONS:
 From net investment
  income                          (0.64)    (0.16)         (0.18)    (0.16)         (0.17)   (0.15)
 From net realized
  capital gains                   (0.69)    (0.69)         (0.34)    (0.34)             0        0
TOTAL FROM DISTRIBUTIONS          (1.33)    (0.85)         (0.52)    (0.50)         (0.17)   (0.15)
NET ASSET VALUE, END OF
 PERIOD                          $13.94  $  14.50        $ 12.86  $  12.84         $10.37  $ 10.37
TOTAL RETURN (NOT
 ANNUALIZED)                      19.89%    20.17%         29.32%    28.91%          5.55%    5.26%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of
  period (000)                   $   20  $189,560        $33,386  $142,738         $9,976  $56,737
 Number of shares
  outstanding, end of
  period (000)                        1    13,073          2,596    11,114            962    5,472
RATIOS TO AVERAGE NET
 ASSETS
 (ANNUALIZED):(/1/)
 Ratio of expenses to
  average net assets               0.95%     1.20%          0.95%     1.20%          0.95%    1.20%
 Ratio of net investment
  income to average net
  assets                           1.47%     1.22%          1.53%     1.29%          2.61%    2.35%
---------------------------------------------------------------------------------------------------

(1) These ratios include expenses charged to the Master Portfolio.

The accompanying notes are an integral part of these financial statements.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION

  Stagecoach Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993. The Trust currently is authorized to issue ten separate funds, of which the following commenced operations on March 1, 1994: LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each, a "Fund," collectively, the "Funds"). The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Each Fund is authorized to issue two classes of shares, an Institutional Class and a Retail Class. The two classes of shares differ principally in their respective distribution fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

assets of that Master Portfolio (64.62%, 48.61%, 58.16%, 63.39%, and 73.09%)
for the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at February 28, 1997. The Master Portfolios invest in a wide range of U.S. and foreign equity, debt securities and money market instruments. Each Master Portfolio follows an asset allocation strategy among three broad investing classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

  The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS


  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

  FEDERAL INCOME TAXES

  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to investment companies, as set forth in the Code, and to make distributions of investment company taxable income and net capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. At December 31, 1996, the Funds had no remaining capital loss carryforward balances.

  ORGANIZATION EXPENSES

  Stephens, the Funds' co-administrator, sponsor and distributor, has incurred all expenses in connection with the Funds' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

  The Trust has entered into an agreement on behalf of the Funds with Wells Fargo Bank ("WFB") to provide transfer and dividend disbursing agency services. For providing the transfer and dividend disbursing agency services, the Trust has agreed to pay a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

  On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Trust may pay each Shareholder Servicing Agent a fee of up to 0.20% of the average daily value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with WFB.

  The Trust has entered into an agreement with Stephens Inc. ("Stephens") on behalf of the Retail Class of shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

under the 1940 Act, whereby Stephens may be compensated for services rendered and reimbursed for expenses incurred. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of the Retail Class of shares on an annual basis.

  Prior to October 21, 1996, Barclays Global Investors, N.A. ("BGI") served as custodian to each of the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios. BGI was not entitled to receive compensation for its custodial services so long as Barclays Global Fund Advisors was entitled to receive fees for providing investment advisory services to the Master Portfolios.

  Effective October 21, 1996, new custody agreements were adopted pursuant to which Investors Bank and Trust ("IBT") has replaced BGI as custodian to each Fund and its corresponding Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from WFB for its services as Sub-Administrator of the Funds.

  The Trust has also entered into an administration agreement on behalf of the Funds with Stephens whereby Stephens has agreed to provide administrative services to the Funds. For providing administrative services, the Trust pays Stephens a fee of 0.10% of each Fund's average daily net assets. Under the agreement, Stephens has agreed to assume the operating expenses of each LifePath Fund and a pro rata share of the operating expenses of each LifePath Master Portfolio, except for extraordinary expenses and those fees and expenses payable pursuant to the various service contracts described above which will be borne by the Trust and those expenses specifically assumed by WFB under its contracts with the Funds.

  Certain officers and directors of the Trust are also officers of Stephens. At February 28, 1997, these officers of Stephens collectively owned less than 1% of the Funds' outstanding shares.

3. CAPITAL SHARE TRANSACTIONS

  As of February 28, 1997, the Trust has authorized an unlimited number of shares of beneficial interest. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

STAGECOACH TRUST
NOTES TO THE FINANCIAL STATEMENTS

4. PORTFOLIO SECURITIES LOANED

  As of February 28, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds, and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Investment Portfolio financial statements.

5. TRANSFER OF LIFEPATH INSTITUTIONAL SHARE CLASS

  At a meeting held in October 1995, the Board of Directors of MasterWorks Funds Inc. (formerly Stagecoach Inc.) approved the establishment of five LifePath Funds (the "New LifePath Funds"). The New LifePath Funds are feeder funds in a master-feeder structure that invest in corresponding master series of Master Investment Portfolio. Net assets attributable to each LifePath Institutional class of shares were redeemed and distributed in kind to shareholders. These net assets were then contributed to the corresponding New LifePath Funds on March 26, 1996 as follows:

          LifePath 2000  $17,280,877
          LifePath 2010  $34,620,440
          LifePath 2020  $37,028,509
          LifePath 2030  $25,785,162
          LifePath 2040  $33,520,758

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
STAGECOACH TRUST:

  We have audited the accompanying statements of assets and liabilities of Stagecoach Trust (comprising, respectively, LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, and LifePath 2040 Fund) as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of February 28, 1997, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Trust as of February 28, 1997, the results of their operations, the changes in their net assets and their finan-cial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

San Francisco, California
April 11, 1997

     (THIS PAGE INTENTIONALLY LEFT BLANK)

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS
PERCENT OF NET ASSETS                           21.07%                   45.96%
ADVERTISING
PERCENT OF NET ASSETS                            0.03%                    0.03%
Omnicom Group                         788 $     39,105         920 $     45,655
                                          ------------             ------------
           TOTAL ADVERTISING
                     - VALUE              $     39,105             $     45,655
                     -  COST              $     24,920             $     33,344
AEROSPACE & DEFENSE
PERCENT OF NET ASSETS                            0.24%                    0.80%
Allied Signal Inc                     349 $     25,215       2,126 $    153,604
Boeing Co                             461       46,923       2,906      295,684
Briggs & Stratton Corp                 50        2,181         249       10,863
Coltec Industries                     600       10,950         700       12,775
GenCorp Inc                             0          --            0          --
General Dynamics Corp                  61        4,102         557       37,458
General Motors Corp Class H         1,000       59,000       1,300       76,700
Gulfstream Aerospace Corp               0          --          400        8,700
Lockheed Martin Corp                  252       22,302       1,558      137,883
McDonnell Douglas Corp                214       13,589       1,798      114,173
Newport News Shipbuilding              64          995         293        4,538
Northrop Grumman Corp                 136        9,877         508       36,894
Primex Technologies Inc                47          870          56        1,036
Raytheon Co                           374       17,625       1,900       89,538
Rockwell International Corp           311       20,137       1,823      118,039
Rohr Industries Inc+                    0          --            0          --
Sequa Corp Class A+                   110        4,318           0          --
Stewart & Stevenson Services          364        9,510         380        9,928
Sundstrand Corp                       726       31,672         760       33,155
Textron Inc                           130       12,821         724       71,405
United Technologies Corp              296       22,274       1,828      137,557
                                          ------------             ------------
   TOTAL AEROSPACE & DEFENSE
                     - VALUE              $    314,361             $  1,349,930
                     -  COST              $    254,710             $  1,069,389
AIRLINES
PERCENT OF NET ASSETS                            0.28%                    0.49%
AMR Corp+                             133 $     10,457         728 $     57,239
British Airways PLC ADR (UK)        1,600      164,000       2,800      286,999
Comair Holdings Inc                     0          --          500       10,313
Delta Air Lines Inc                   138       11,109         610       49,105
Japan Air Lines Co ADR             11,700       96,525      35,100      289,574
KLM Royal Dutch Airlines ADR
 (Netherlands)                        507       15,590       1,110       34,133
Northwest Airlines Corp
 Class A                              600       21,225         900       31,838
Southwest Airlines Co                 125        2,938       1,139       26,767

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
                   62.53%                   76.02%                   88.25%

                    0.03%                    0.04%                    0.15%
      1,720  $     85,355       1,410 $     69,971       2,458 $    121,978
             ------------             ------------             ------------

             $     85,355             $     69,971             $    121,978
             $     55,352             $     47,872             $     92,621

                    1.10%                    1.34%                    1.48%
      4,589  $    331,555       3,591 $    259,450       6,530 $    471,792
      6,132       623,978       4,639      472,048       8,434      858,166
        516        22,511         425       18,541         663       28,923
        700        12,775         900       16,425       1,400       25,550
        485         9,154           0          --            0          --
      1,099        73,908         829       55,750       1,481       99,597
      2,100       123,900       1,700      100,300       3,000      177,000
          0           --          500       10,875         800       17,400
      3,276       289,926       2,510      222,135       4,493      397,630
      3,673       233,235       2,785      176,847       5,027      319,215
        616         9,542         465        7,211         846       13,119
        964        70,011         801       58,173       1,408      102,256
        108         1,994          86        1,587         126        2,331
      4,017       189,301       3,110      146,559       5,534      260,790
      3,719       240,805       2,863      185,379       5,094      329,837
        287         5,202         207        3,752           0          --
        137         5,377         102        4,004           0          --
        495        12,932         365        9,536         845       22,076
      1,390        60,639         930       40,571       1,690       73,726
      1,459       143,894       1,112      109,671       1,919      189,261
      3,874       291,518       3,126      235,232       5,793      435,923
             ------------             ------------             ------------

             $  2,752,157             $  2,134,046             $  3,824,592
             $  2,039,767             $  1,595,283             $  3,002,665

                    0.65%                    0.80%                    0.88%
      1,593  $    125,250       1,174 $     92,306       2,163 $    170,066
      5,525       566,313       4,400      450,999       7,550      773,875
          0           --          600       12,375       1,000       20,625
      1,323       106,501         977       78,649       1,783      143,531
     67,875       559,969      52,050      429,412      93,600      772,200
      2,229        68,542       1,774       54,551       3,039       93,449
      1,500        53,063       1,100       38,913       2,100       74,288
      2,520        59,220       1,899       44,627       3,398       79,853

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
UAL Corp                              600 $     34,050         700 $     39,725
USAirways Group Inc+                  129        2,548         501        9,895
ValuJet Inc+                          300        2,194         200        1,463
                                          ------------             ------------
              TOTAL AIRLINES
                     - VALUE              $    360,636             $    837,051
                     -  COST              $    379,057             $    932,322
APPAREL
PERCENT OF NET ASSETS                            0.06%                    0.22%
CVS Corp                              110 $      5,088         853 $     39,451
Fruit of the Loom Inc Class
 A                                    114        4,660         600       24,525
Hartmarx Corp+                         81          456         230        1,294
Lands' End Inc+                         0          --            0          --
Liz Claiborne Inc                      88        3,564         633       25,637
Nike Inc Class B                      370       26,594       2,200      158,125
Nine West Group Inc                   200        9,400         400       18,800
OshKosh B'Gosh Class A                 26          403          49          760
Phillips Van Heusen Corp                0          --            0          --
Reebok International Ltd               95        4,441         488       22,814
Russell Corp                           73        2,747         270       10,159
Stride Rite Corp                       63          756         360        4,320
VF Corp                                63        4,379         559       38,851
Warnaco Group Inc Class A             600       19,125         600       19,125
                                          ------------             ------------
               TOTAL APPAREL
                     - VALUE              $     81,613             $    363,861
                     -  COST              $     55,426             $    235,484
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                            0.09%                    0.30%
Bandag Inc                              0 $        --          100 $      4,875
Bandag Inc Class A                    100        4,763         100        4,763
Breed Technologies Inc                  0          --            0          --
Cooper Tire & Rubber Co               121        2,405         691       13,734
Dana Corp                             148        4,588         816       25,296
Deluxe Corp                           170        5,376         689       21,790
Eaton Corp                             83        5,955         627       44,987
Echlin Inc                            103        3,566         550       19,044
Genuine Parts Co                      168        7,854       1,008       47,124
Goodyear Tire & Rubber Co             240       12,660       1,231       64,935
Illinois Tool Works Inc               174       14,681         965       81,422
ITT Industries Inc                    131        3,406         996       25,896
Lear Corp                             600       23,400         600       23,400
Mascotech Inc                           0          --          300        5,700
Modine Manufacturing Co               309        8,498         250        6,875
Navistar International Corp+          131        1,261         627        6,035

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------

      1,200  $     68,100       1,000 $     56,750       1,700 $     96,475
      1,052        20,777         757       14,951       1,838       36,301
        400         2,925         200        1,463         700        5,119
             ------------             ------------             ------------

             $  1,630,660             $  1,274,996             $  2,265,782
             $  1,767,690             $  1,385,638             $  2,512,235

                    0.30%                    0.36%                    0.43%
      1,825  $     84,406       1,404 $     64,935       2,500      115,625
      1,322        54,037       1,052       43,000       1,797 $     73,452
        389         2,188         354        1,991         618        3,476
        547        15,179           0          --            0          --
      1,185        47,993         920       37,260       1,643       66,542
      4,651       334,291       3,601      258,822       7,649      549,772
        300        14,100         400       18,800         800       37,600
        228         3,534          85        1,318         222        3,441
        410         5,227         290        3,698           0          --
        850        39,738         848       39,644       1,447       67,647
        692        26,037         470       17,684         909       34,201
        862        10,344         576        6,912       1,096       13,152
      1,125        78,188         832       57,824       1,480      102,860
      1,000        31,875         700       22,313       1,300       41,438
             ------------             ------------             ------------

             $    747,137             $    574,201             $  1,109,206
             $    464,074             $    356,481             $    717,375

                    0.39%                    0.48%                    0.56%
        200  $      9,750         100 $      4,875         300 $     14,625
        200         9,525         200        9,525         400       19,050
          0           --            0          --          100        2,188
      1,402        27,865       1,022       20,312       1,901       37,782
      1,735        53,785       1,356       42,036       2,387       73,997
      1,387        43,864       1,066       33,712       1,984       62,744
      1,349        96,791         991       71,104       1,818      130,442
      1,051        36,391         797       27,596       1,417       49,064
      2,088        97,614       1,539       71,948       2,820      131,835
      2,655       140,051       1,980      104,445       3,665      193,329
      1,984       167,400       1,586       41,236       3,319      280,041
      2,025        52,650       1,536      129,600       2,733       71,058
        500        19,500         800       31,200       1,300       50,700
          0           --          400        7,600         800       15,200
        465        12,788         335        9,213         500       13,750
      1,294        12,455         962        9,259       1,693       16,295

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS


                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PACCAR Inc                             93 $      6,103         365 $     23,953
Pep Boys-Manny Moe & Jack              57        1,860         553       18,042
Strattec Security Corp                 10          180          28          504
Superior Industries
 International Inc                    322        7,728         260        6,240
TRW Inc                               126        6,599       1,068       55,937
                                          ------------             ------------
TOTAL AUTO PARTS & EQUIPMENT
                     - VALUE              $    120,883             $    500,552
                     -  COST              $    107,397             $    441,451
AUTOMOBILES
PERCENT OF NET ASSETS                            1.36%                    2.44%
Chrysler Corp                         990 $     33,536       5,948 $    201,489
Daimler-Benz
 Aktiengesellschaft ADR
 (Germany)                         17,350    1,257,875      32,000    2,319,999
Fiat SpA ADR (UK)                   7,700      119,350      14,300      221,650
Ford Motor Co                       1,630       53,586       9,722      319,610
General Motors Corp Class A         1,080       62,505       6,186      358,014
Harley-Davidson Inc                   818       30,573         950       35,506
Honda Motor Co Ltd ADR              1,400       87,500       4,200      262,500
Nissan Motor Co Ltd ADR             3,100       36,425       9,300      109,275
Toyota Motor Corp ADR               2,000      103,000       6,000      308,999
                                          ------------             ------------
           TOTAL AUTOMOBILES
                     - VALUE              $  1,784,350             $  4,137,042
                     -  COST              $  1,372,713             $  3,363,583
BANK & FINANCE
PERCENT OF NET ASSETS                            2.51%                    4.95%
Advanta Corp Class B                  300 $     12,038         300 $     12,038
Ahmanson (H F) & Co                   130        5,346         898       36,930
Allied Irish Banks PLC ADR
 (Ireland)                          1,400       60,900       2,500      108,750
American Express Corp                 641       41,905       3,914      255,878
American Financial Group Inc          304       11,400         390       14,625
Amsouth Bancorp                       600       30,750         700       35,875
Associates First Capital
 Corp                                 700       33,775         800       38,600
Banc One Corp                         650       28,681       3,528      155,673
Banco Bilbao Vizcaya ADR
 (Spain)                              950       55,575       1,600       93,600
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            1,100       14,438       2,000       26,250
Banco Santander SA ADR
 (Spain)                              700       47,163       1,400       94,325
Bancorp Hawaii Inc                    574       25,256         560       24,640
Bank of Boston Corp                   250       18,844       1,293       97,460
Bank of New York Inc                  578       22,398       3,220      124,775
BankAmerica Corp                      521       59,264       2,998      341,021
Bankers Trust Corp                     90        8,168         635       57,626
Barclays PLC ADR (UK)               1,650      119,625       3,100      224,750

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997



           LifePath 2020             LifePath 2030             LifePath 2040
------------------------- ------------------------  ------------------------
     Shares         Value      Shares        Value       Shares        Value
----------------------------------------------------------------------------

        669  $     43,903         462 $     30,319          908 $     59,588
      1,072        34,974         827       26,981        1,598       52,135
         72         1,296          49          882            0          --
        454        10,896         331        7,944          510       12,240
      2,159       113,078       1,674       87,676        2,978      155,973
             ------------             ------------              ------------

             $    984,576             $    767,463              $  1,442,036
             $    858,583             $    660,581              $  1,253,952

                    3.26%                    4.02%                     4.34%
     12,519  $    424,081       9,530 $    322,829       17,173 $    581,735

     62,500     4,531,249      49,500    3,588,749       85,100    6,169,749
     27,900       432,450      22,050      341,775       38,100      590,550
     20,336       668,546      15,456      508,115       27,867      916,128
     12,938       748,786       9,842      569,605       17,784    1,029,249
      1,759        65,743       1,244       46,494        2,290       85,589
      8,225       514,063       6,275      392,187       11,300      706,250
     18,050       212,087      13,250      155,688       24,950      293,162
     11,625       598,688       8,950      460,924       16,150      831,725
             ------------             ------------              ------------

             $  8,195,693             $  6,386,366              $ 11,204,137
             $  6,561,015             $  5,079,172              $  9,063,680

                    6.82%                     8.21%                     9.31%
        500  $     20,063         400 $     16,050          700 $     28,088
      1,843        75,793       1,350       55,519        2,452      100,839
      4,950       215,325       3,900      169,650        6,700      291,450
      8,139       532,087       6,215      406,305       11,122      727,101
        813        30,488         508       19,050          980       36,750
      1,200        61,500         900       46,125        1,600       82,000
      1,600        77,200       1,100       53,075        1,900       91,675
      7,296       321,936       5,585      246,438       10,024      442,309
      3,200       187,200       2,500      146,250        4,300      251,550

      3,950        51,844       3,100       40,688        5,200       68,250
      2,700       181,913       2,150      144,856        3,650      245,919
        757        33,308         677       29,788        1,335       58,740
      2,603       196,201       2,011      151,579        3,589      270,521
      6,721       260,439       5,109      197,974        9,264      358,980
      6,195       704,681       4,660      530,074        8,410      956,638
      1,449       131,497       1,105      100,279        1,937      175,783
      6,975       505,688       5,650      409,624        9,750      706,875

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value
------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Barnett Banks Inc                    240 $     11,100       1,580 $     73,075
Bear Stearns Co Inc                1,499       44,982       1,454       43,628
Beneficial Corp                       42        2,903         413       28,549
California Federal Bancorp
 Inc                                   0          --            0          --
Capital One Financial Corp             0          --          400       15,900
Central Fidelity Banks Inc           825       24,028         745       21,698
Charter One Financial Inc            630       30,004         625       29,766
Chase Manhattan Bank                 611       61,176       3,319      332,314
Citicorp                             677       79,040       3,880      452,989
Comdisco Inc                         416       12,948         445       13,851
Comerica Inc                         139        8,357         910       54,714
Commerce Bancshares Inc              540       25,650         540       25,650
Compass Bancshares Inc               400       17,850         400       17,850
ContiFinancial Corp                    0          --          100        3,750
CoreStates Financial Corp            304       15,998       1,714       90,199
Countrywide Credit
 Industries Inc                    1,100       32,038       1,300       37,863
Credit Acceptance Corp+              200        4,250         200        4,250
Crestar Financial Corp             1,004       36,897       1,440       52,920
Dauphin Deposit Corp                 360       15,255         370       15,679
Dean Witter Discover & Co            398       15,273       2,628      100,850
Dime Bancorp Inc+                  1,200       21,000       1,200       21,000
Donaldson Lufkin & Jenrette
 In                                    0          --          100        4,300
Edwards A G & Sons Inc               655       23,253         720       25,560
Equifax Inc                        1,710       50,873       2,000       59,500
Federal Home Loan Mortgage
 Corp                              1,164       34,629       5,920      176,120
Federal National Mortgage
 Assoc                             1,516       60,640       8,348      333,919
Fifth Third Bancorp                  144       12,006         845       70,452
Finova Group Inc                     300       22,913         400       30,550
First American Corp                  400       25,650         400       25,650
First Bank System Inc                216       16,956         990       77,715
First Chicago NBD Corp               434       25,389       2,623      153,446
First Commerce Corp                  400       16,600         400       16,600
First Empire State Corp              100       32,350         100       32,350
First Hawaiian Inc                   200        6,650         300        9,975
First of America Bank Corp           647       40,518         810       50,726
First Security Corp                  774       26,993         980       34,178
First Tennessee National
 Corp                                708       33,099         840       39,270
First Union Corp                     363       31,853       2,304      202,176
First USA Inc                      1,200       58,350       1,400       68,075
First Usa Paymentech Inc               0          --          100        2,988
First Virginia Banks Inc             359       18,937         380       20,045
Firstar Corp                       1,600       49,000       1,600       49,000
Firstmerit Corp                      300       12,075         400       16,100
Fleet Financial Group Inc            355       21,655       2,183      133,163

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997



           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
      3,385  $    156,556       2,514 $    116,273       4,634 $    214,323
      2,709        81,270       1,869       56,070       3,283       98,501
        898        62,074         665       45,968       1,219       84,263
          0           --            0          --          120        2,250
        900        35,775         600       23,850         200        7,950
      1,050        30,581         945       27,523       1,807       52,629
      1,050        50,006         735       35,004       1,460       69,533
      7,069       707,784       5,522      552,889      11,715    1,172,963
      8,084       943,806       6,136      716,377      11,066    1,291,954
      1,041        32,401         636       19,796       1,042       32,432
      1,906       114,598       1,479       88,925       2,569      154,461
        866        41,135         651       30,923       1,097       52,108
        500        22,313         500       22,313         900       40,162
          0           --            0          --          200        7,500
      3,547       186,661       2,830      148,929       5,964      313,855
      2,300        66,988       1,700       49,513       2,900       84,463
          0           --          200        4,250         500       10,625
      1,970        72,398       1,830       67,253       3,370      123,848
        492        20,849         362       15,340         945       40,044
      5,476       210,141       4,157      159,525       7,554      289,885
      2,400        42,000       1,600       28,000       2,900       50,750
        900        38,700         200        8,600         300       12,900
      1,017        36,103         877       31,134       1,625       57,688
      3,642       108,350       2,672       79,492       4,440      132,090
     12,207       363,158       9,290      276,378      16,880      502,180
     17,586       703,440      13,860      554,399      29,118    1,164,719
      1,783       148,658       1,403      116,975       2,480      206,770
        600        45,825         400       30,550         800       61,100
        700        44,888         500       32,063         900       57,712
      2,184       171,444       1,069       66,946       3,811      299,164
      5,450       318,825       1,739      136,511       7,479      437,521
        800        33,200       4,144      242,424         900       37,350
        100        32,325         500       20,750         200       64,650
        300         9,975         100       32,350         600       19,950
      1,409        88,239         400       13,300       1,925      120,553
      1,775        61,903       1,302       45,407       2,250       78,469
      1,570        73,398         200        5,975       2,080       97,240
      4,860       426,465       1,100       51,425       6,711      588,890
      2,600       126,425       3,710      325,553       3,300      160,462
          0           --        1,800       87,525         400       11,950
        791        41,725         461       24,318         945       49,849
      2,200        67,375       2,200       67,375       4,000      122,500
        500        20,125         500       20,125         900       36,225
      4,465       272,365       3,414      208,254       6,179      376,919

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Franklin Resources Inc                894 $     52,299       1,050 $     61,425
GATX Corp                             223       10,927         270       13,230
Golden West Financial                  62        4,201         458       31,030
Great Western Financial Corp          207        9,082       1,150       50,456
Green Tree Financial Inc              150        5,625       1,100       41,250
Greenpoint Financial Corp             600       36,000         600       36,000
GTECH Holdings Corp                   400       12,550         400       12,550
Hibernia Corp Class A               1,600       22,200       1,500       20,813
Household International Inc           141       13,659         785       76,047
Huntington Bancshares Inc           1,615       46,028       1,915       54,578
John Nuveen & Co Inc Class A            0          --          100        3,038
Keycorp                               373       19,955       1,834       98,119
Lehman Brothers Holdings            1,100       36,988       1,300       43,713
MBNA Corp                             415       13,280       2,617       83,728
Medaphis Corp+                        800        7,950         900        8,944
Mellon Bank Corp                      213       17,120       1,043       83,831
Mercantile Bancorp                    636       36,809         870       50,351
Mercantile Bankshares                 503       18,674         590       21,904
Mercury Financial Corp              1,800        5,625       1,800        5,625
Merrill Lynch & Co Inc                258       24,768       1,316      126,336
MGIC Investment Corp                  100        7,863         450       35,381
Money Store Inc                       400       10,350         400       10,350
Morgan (J P) & Co Inc                 239       25,125       1,551      163,049
Morgan Stanley Group                  198       12,499       1,290       81,431
National Australia Bank Ltd
 ADR (Australia)                    2,050      128,638       3,700      232,175
National City Corp                    323       16,312       1,840       92,920
NationsBank Corp                    1,118       66,940       6,318      378,289
Northern Trust Corp                 1,134       48,195       1,520       64,600
Norwest Corp                          508       25,273       3,036      151,041
Old Kent Financial Corp               430       21,554         540       27,068
Old National Bancorp                  330       12,210         221        8,159
Paine Webber Group Inc                800       26,100       1,200       39,150
PHH Corp                              356       17,044         500       23,938
PNC Bank Corp                         506       21,442       2,792      118,311
Price (T Rowe) & Associates           600       26,475         600       26,475
Regions Financial Corp                635       37,386         750       44,156
Republic New York Corp                100        9,288         450       41,794
Ryder System Inc                      136        4,284         631       19,877
Sabre Group Holding Inc                 0          --          300        8,475
Salomon Inc                           119        6,619         936       52,065
Schwab (Charles) Corp               1,278       47,925       1,470       55,125
Signet Banking Corp                   800       25,400         700       22,225
Southern National Corp              1,200       46,650       1,300       50,538

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
      2,044  $    119,574       1,370 $     80,116       2,348 $    137,329
        302        14,798         317       15,533         610       29,890
      1,009        68,360         721       48,848       1,352       91,598
      2,368       103,896       1,778       78,010       3,285      144,129
      2,194        82,275       1,754       65,775       3,608      135,300
      1,100        66,000         800       48,000       1,300       78,000
        500        15,688         400       12,550       1,000       31,375
      2,900        40,237       2,200       30,525       3,900       54,113
      1,706       165,269       1,242      120,319       2,286      221,456
      3,487        99,380       2,579       73,502       4,529      129,077
          0           --            0          --          300        9,112
      3,880       207,580       2,912      155,792       5,262      281,517
      2,400        80,700       1,600       53,800       3,100      104,237
      5,423       173,520       4,160      133,120       8,889      284,448
      1,100        10,931         729       57,318       2,000       19,875
      2,222       178,593       1,200       11,925       3,049      245,063
      1,469        85,018       1,696      136,316       1,940      112,277
        813        30,183       1,064       61,579       1,280       47,520
      2,600         8,125         708       26,285       4,400       13,750
      2,851       273,696       2,400        7,500       3,875      372,000
      1,002        78,782       2,127      204,192       1,346      105,829
        700        18,113         500       12,938         800       20,700
      3,178       334,087       2,387      250,933       4,423      464,968
      2,610       164,756       1,998      126,124       3,601      227,313
      7,125       447,094       5,650      354,538       9,750      611,813
      3,820       192,910       2,890      145,945       5,175      261,338
     13,316       797,295      10,104      604,976      18,364    1,099,521
      2,656       112,880       1,876       79,730       3,330      141,525
      6,388       317,803       4,857      241,636       8,670      431,333
        866        43,408         756       37,895       1,286       64,461
        441        16,317         331       12,238         772       28,555
      2,400        78,300         594       28,438       2,500       81,562
        514        24,608       4,463      189,120         950       45,481
      5,806       246,029       1,700       55,463       8,038      340,610
      1,000        44,125         800       35,300       1,400       61,775
      1,419        83,544         964       56,756       1,940      114,218
        902        83,773         729       67,706       1,256      116,651
      1,443        45,455       1,100       34,650       1,960       61,740
      2,200        62,150         300        8,475         600       16,950
      1,820       101,238       1,406       78,209       2,595      144,347
      2,786       104,475       1,896       71,100       3,414      128,025
      1,300        41,275       1,000       31,750       1,600       50,800
      2,300        89,413       1,900       73,863       3,380      131,398

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Standard Fed Bancorp                  400 $     23,050         400 $     23,050
Star Banc Corp                        900       35,325       1,200       47,100
State Street Boston Corp              919       73,865       1,050       84,394
Student Loan Marketing Assoc          600       63,525         800       84,700
Summit Bancorp                      1,003       47,893       1,170       55,868
SunTrust Banks Inc                    330       16,954       1,812       93,091
Synovus Financial Corp              1,150       40,106       1,450       50,569
TCF Financial Corp                    400       18,150         400       18,150
The Fund American Companies             0          --            0          --
U.S. Bancorp                          160        7,900       1,209       59,694
Union Planters Corp                   600       26,850         800       35,800
UnionBanCal Corp                      100        6,025         100        6,025
United Asset Management Corp          800       21,600         700       18,900
Wachovia Corp                         275       16,741       1,315       80,051
Washington Federal Inc                484       12,342         594       15,147
Washington Mutual Inc                 700       37,013         900       47,588
Wells Fargo & Co                      152       46,246         709      215,713
Wesco Financial Corp                    0          --            0          --
Westpac Banking Corp ADR
 (Australia)                        1,750       49,656       3,400       96,475
Wilmington Trust Corp                 392       17,738         510       23,078
Zions Bancorp                         200       24,900         200       24,900
                                          ------------             ------------
        TOTAL BANK & FINANCE
                     - VALUE              $  3,297,855             $  8,561,022
                     -  COST              $  2,218,881             $  5,751,694
BASIC INDUSTRIES
PERCENT OF NET ASSETS                            0.54%                    1.13%
ASARCO Inc                            123 $      3,844         371 $     11,594
Avery-Dennison Corp                    96        3,876         790       31,896
Baker Hughes Inc                      221        7,846       1,188       42,174
Bemis Co                              140        5,793         411       17,005
Boise Cascade Corp                     67        2,203         364       11,967
Boise Cascade Office
 Products                               0          --          100        2,213
Bowater Inc                           395       16,738         410       17,374
Broken Hill Proprietary Co
 Ltd ADR (Australia)                3,680       97,980       7,460      198,622
Champion International Corp           138        6,089         732       32,300
Chesapeake Corp                       256        7,584         200        5,925
Consolidated Papers Inc               386       19,541         380       19,238
Crown Vantage Inc                      21          150          48          342
Cyprus Amax Minerals                  136        3,179         731       17,087
Deltic Timber Corp                    141        3,488         166        4,101
Dover Corp                            150        7,444         892       44,266
Echo Bay Mines Ltd                    121          938       1,165        9,029
Fort Howard Corp                      400       11,900         600       17,850

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
        600  $     34,575         500 $     28,813         900 $     51,863
      2,100        82,425       1,500       58,875       2,700      105,975
      1,885       151,507       1,350      108,506       2,490      200,134
      1,400       148,225       1,200      127,050       1,800      190,575
      2,039        97,362       1,514       72,294       2,779      132,697
      3,801       195,276       2,886      148,268       5,275      271,003
      2,550        88,931       1,850       64,519       3,450      120,319
        800        36,300         500       22,688       1,000       45,375
          0           --            0          --          100       10,650
      2,563       126,548       1,000       44,750       3,562      175,874
      1,000        44,750         100        6,025       1,900       85,025
        500        30,125         800       21,600         300       18,075
      1,400        37,800       1,971       97,318       1,600       43,200
      2,862       174,224       2,122      129,177       3,915      238,326
        726        18,513         805       20,528       1,452       37,026
      1,600        84,600       1,200       63,450       2,100      111,038
      1,530       465,503       1,205      366,621       2,539      772,491
        100        20,800           0          --            0          --
      6,600       187,275       5,200      147,550       9,000      255,375
        649        29,367         504       22,806       1,075       48,644
        300        37,350         200       24,900         400       49,800
             ------------             ------------             ------------

             $ 17,140,519             $ 13,044,400             $ 24,041,262
             $ 11,040,064             $  8,382,864             $ 16,503,980

                    1.58%                    1.93%                    2.25%
        707  $     22,094         565 $     17,656         960 $     30,000
      1,654        66,780       1,320       53,295       2,803      113,171
      2,438        86,549       1,907       67,699       3,445      122,298
        890        36,824         722       29,873       1,197       49,526
        862        28,338         627       20,613       1,185       38,957
        800        17,700           0          --          200        4,425
        652        27,629         607       25,722       1,175       49,791

     16,090       428,396      12,320      328,020      21,880      582,555
      1,676        73,953       1,215       53,612       2,264       99,899
        361        10,695         266        7,880         650       19,256
        770        38,981         490       24,806         770       38,981
        104           741          81          577         132          941
      1,605        37,517       1,220       28,517       2,190       51,191
        308         7,616         199        4,929         334        8,271
      1,845        91,558       1,409       69,922       3,056      151,654
      2,311        17,910       1,748       13,547       3,202       24,816
        600        17,850         800       23,800       1,300       38,675

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS


                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Georgia-Pacific Corp                  133 $     10,374         726 $     56,628
Glatfelter (P H) Co                   486        8,323         280        4,795
Harnischfeger Industries Inc          108        4,739         369       16,190
Homestake Mining Co                   116        1,914       1,180       19,470
Ikon Office Solutions Inc             188        7,755       1,030       42,488
Inco Ltd                              229        8,044       1,347       47,313
James River Corp                      118        3,865         689       22,565
Longview Fibre Co                     554        8,518         540        8,303
Louisiana-Pacific Corp                118        2,508         862       18,318
LTB Corp                            1,400       17,500       1,300       16,250
Mark IV Industries Inc                521       12,113         507       11,788
Mead Corp                              54        3,146         450       26,213
Minnesota Mining &
 Manufacturing Co                     567       52,164       3,160      290,719
NACCO Industries Inc Class A           16          868          40        2,170
Newmont Gold Co                       100        4,875         200        9,750
Newmont Mining Corp                   124        5,890         768       36,480
Potlatch Corp                          76        3,287         224        9,688
Rayonier Inc                          356       13,528         350       13,300
RTZ PLC ADR (UK)                    2,800      172,550       5,100      314,287
Sealed Air Corp+                      400       16,450         500       20,563
Smith International Inc+              414       16,819         500       20,313
St Joe Paper Corp                     100        7,763         100        7,763
Steel Dynamics Inc                      0          --            0          --
Stone Container Corp                   83        1,079         776       10,088
Trinova Corp                           50        1,856         223        8,279
Tyco International Inc                216       12,744       1,150       67,850
U.S. Industries Inc                   595       21,792         705       25,821
Union Camp Corp                        72        3,474         593       28,612
Unisource Worldwide Inc                94        2,021         865       18,597
Varco International Inc+              292        6,570           0          --
Varian Associates Inc                 377       21,772         390       22,523
Watts Industries Inc Class A          308        7,970           0          --
Wausau Paper Mills Co                 392        7,791         316        6,281
Westinghouse Electric Corp            890       15,344       4,693       80,946
Westvaco Corp                         102        3,009         857       25,282
Weyerhauser Co                        260       12,025       1,673       77,376
Whitman Corp                           60        1,410         801       18,823
Willamette Industries Inc             107        6,848         420       26,880
                                          ------------             ------------
      TOTAL BASIC INDUSTRIES
                     - VALUE              $    707,291             $  1,915,695
                     -  COST              $    612,911             $  1,694,066

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
      1,540  $    120,120       1,215 $     94,770       2,158 $    168,324
        769        13,169         489        8,374         770       13,186
        817        35,846         588       25,799       1,351       59,275
      2,424        39,996       1,901       31,367       3,444       56,826
      2,055        84,769       1,647       67,939       3,467      143,014
      2,834        99,544       2,227       78,223       3,996      140,359
      1,496        48,994       1,106       36,222       2,005       65,664
        890        13,684         575        8,841       1,330       20,449
      1,844        39,185       1,428       30,345       2,531       53,784
      1,900        23,750       1,700       21,250       3,200       40,000
        829        19,274         526       12,230       1,213       28,202
        871        50,736         701       40,833       1,220       71,065
      6,696       616,032       5,274      485,207      11,259    1,035,828
        139         7,541         138        7,487         148        8,029
      1,900        92,625       1,000       48,750       2,300      112,125
      1,640        77,900       1,243       59,043       2,695      128,013
        493        21,322         393       16,997         689       29,799
        462        17,556         526       19,988         819       31,122
      9,925       611,628       7,850      483,755      13,450      828,856
        606        24,922         636       26,156       1,100       45,238
        597        24,253         627       25,472       1,000       40,625
        200        15,525         100        7,763         300       23,287
          0           --            0          --          300        6,000
      1,654        21,502       1,247       16,211       2,295       29,835
        406        15,073         396       14,702         823       30,554
      2,492       147,028       1,935      114,165       4,054      239,186
        950        34,794         760       27,835       1,535       56,219
      1,161        56,018         958       46,224       1,620       78,165
      1,174        25,241         892       19,178       2,574       55,341
        524        11,790         374        8,415           0          --
        735        42,446         490       28,298         865       49,954
        464        12,006         334        8,642           0          --
        572        11,369         407        8,089         371        7,374
     10,118       174,544       7,113      122,699      14,486      249,879
      1,737        51,241       1,370       40,415       2,408       71,036
      3,377       156,186       2,576      119,140       4,672      216,080
      1,784        41,924       1,356       31,866       2,398       56,353
        941        60,224         755       48,320       1,343       85,952
             ------------ ----------- ------------             ------------

             $  3,970,888             $  3,061,478             $  5,799,405
             $  3,473,850             $  2,640,393             $  5,127,251

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS


                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES
PERCENT OF NET ASSETS                            0.43%                    1.45%
Anheuser-Busch Inc                    632 $     28,124       3,838 $    170,791
Coca-Cola Co                        3,332      203,144      18,982    1,157,861
Coca-Cola Enterprises Co              712       43,966         910       56,193
Coors (Adolph) Co Class B              67        1,432         315        6,733
Energy Group PLC ADR                1,069       36,337       1,988       67,575
Kirin Brewery Co ADR                1,900      161,025       5,650      478,837
Pepsico Inc                         2,098       68,972      11,926      392,066
Seagrams Co Ltd                       528       20,592       3,105      121,095
                                          ------------             ------------
             TOTAL BEVERAGES
                     - VALUE              $    563,592             $  2,451,151
                     -  COST              $    526,319             $  1,986,431
BIOTECHNOLOGY
PERCENT OF NET ASSETS                            0.05%                    0.05%
Biogen Inc                            718 $     35,362         960 $     47,280
Chiron Corp                           896       18,592       1,092       22,659
Genzyme Corp--General
 Division                             326        8,395         420       10,815
Genzyme Corp--Tissue Repair            35          411           0          --
Quest Diagnostics Inc                  46          776         240        4,050
                                          ------------             ------------
         TOTAL BIOTECHNOLOGY
                     - VALUE              $     63,536             $     84,804
                     -  COST              $     39,913             $     63,537
BROADCASTING
PERCENT OF NET ASSETS                            0.07%                    0.16%
Clear Channel Communications
 Inc                                  400 $     19,150         600 $     28,725
HSN Inc                               461       11,877         365        9,386
Kingworld Productions+                100        3,713         262        9,727
LIN Television Corp                   200        8,300         200        8,300
TCA Cable TV Inc                      266        8,512           0          --
TCI Satellite Entertainment
 Class A                              107          856         543        4,344
Tele-Communications Inc
 Class A                              912       10,830       5,477       65,039
Tele-Communications
 International Inc Class A            300        4,050         200        2,700
Tribune Co                            136        5,338         976       38,308
Viacom Inc Class B                    472       16,638       2,951      104,023
                                          ------------             ------------
          TOTAL BROADCASTING
                     - VALUE              $     89,264             $    270,552
                     -  COST              $     85,262             $    301,781

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
                    2.03%                    2.47%                    3.10%
      8,036  $    357,602       6,206 $    276,167      13,321 $    592,785
     40,129     2,447,829      31,197    1,902,994      66,878    4,079,551
      2,188       135,109       1,448       89,414       2,155      133,071
        678        14,492         506       10,816         861       18,404
      3,872       131,644       3,056      103,913       5,156      175,313
     11,000       932,249       8,400      711,899      15,150    1,283,961
     25,053       823,616      19,612      644,744      42,049    1,382,360
      6,384       248,976       4,845      188,955       8,762      341,718
             ------------             ------------             ------------

             $  5,091,517             $  3,928,902             $  8,007,163
             $  4,039,928             $  2,998,858             $  6,214,502

                    0.06%                    0.06%                    0.07%
      1,582  $     77,914       1,122 $     55,258       2,190 $    107,857
      2,424        50,298       1,300       26,975       2,252       46,729
        734        18,901         544       14,008         700       18,025
         49           576          36          423          33          388
        515         8,691         389        6,564         823       13,888
             ------------             ------------             ------------

             $    156,380             $    103,228             $    186,887
             $    115,824             $     66,758             $    140,467

                    0.22%                    0.26%                    0.29%
        600  $     28,725         800 $     38,300       1,400 $     67,025
        650        16,732         472       12,155         306        7,880
        639        23,723         534       19,825         916       34,007
        300        12,450         200        8,300         400       16,600
        371        11,872         276        8,832           0          --
      1,150         9,200         883        7,064       1,866       14,928
     11,367       134,983       8,646      102,671      15,678      186,176

      1,500        20,250         200        2,700         600        8,100
      2,000        78,500       1,531       60,092       3,278      128,662
      6,028       212,487       4,567      160,987       8,358      294,619
             ------------             ------------             ------------

             $    548,922             $    420,926             $    757,997
             $    623,214             $    471,117             $    834,385

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS


                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value
-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING MATERIALS &
 SERVICES
PERCENT OF NET ASSETS                          0.22%                    0.32%
AMBAC Inc                           300 $     20,025         500 $     33,375
American Standard Co Inc            500       22,500         500       22,500
Cooper Industries Inc               128        5,664         895       39,604
Corning Inc                         311       11,701       1,775       66,784
Cytec Industries Inc                500       19,813         400       15,850
Dal Tile International Inc            0          --            0          --
Danaher Corp                        400       17,300         380       16,435
Diebold Inc                         765       32,130         735       30,870
Fastenal Co                         300       10,875         300       10,875
Hanson Finance PLC                1,069       23,780       1,988       44,222
Kennametal Inc                      300       12,300         300       12,300
Keystone International Inc          383        7,229         300        5,663
Lafarge Corp                        300        6,975         400        9,300
Lawson Products Inc                   0          --            0          --
Martin Marietta Inc                   0          --          100        2,638
Owens Corning Fiberglass
 Corp                                26        1,102         373       15,806
Owens Illinois Inc                  700       16,888       1,300       31,363
PPG Industries Inc                  198       11,088       1,431       80,136
Snap-On Inc                         136        5,287         533       20,720
Southdown Inc                       175        6,256           0          --
Stanley Works                       208        7,956         702       26,852
USG Corp                            400       14,100         400       14,100
Valspar Corp                        200       11,450         200       11,450
Vulcan Materials Co                 400       25,900         400       25,900
                                        ------------             ------------
TOTAL BUILDING MATERIALS &
                  SERVICES
                   - VALUE              $    290,319             $    536,743
                   -  COST              $    244,729             $    473,572
BUSINESS SERVICES
PERCENT OF NET ASSETS                          0.11%                    0.14%
Accustaff Inc                         0 $        --          800 $     16,600
APAC Teleservices Inc               100        2,975         200        5,950
Apollo Group Inc                      0          --          200        5,400
Concord EFS Inc                       0          --          800       18,950
Ecolab Inc                           60        2,273         456       17,271
Intl Technology Corp                  0          --            0          --
Kelly Services Inc Class A          406       11,165         420       11,550
Manpower Inc                        900       33,975       1,000       37,750
National Education Corp+             52          670         118        1,519
Nielson (A C) Corp                   73        1,077         453        6,682

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value
---------------------------------------------------------------------------
                    0.42%                    0.50%                    0.58%
        900  $     60,075         600 $     40,050         900 $     60,075
      1,300        58,500         800       36,000       1,200       54,000
      1,842        81,509       1,389       61,463       2,522      111,599
      3,765       141,658       2,871      108,021       6,091      229,174
        900        35,663         600       23,775         900       35,663
          0           --            0          --          200        3,550
        962        41,607         622       26,902         780       33,735
      1,509        63,378         992       41,643       1,856       77,931
        400        14,500         400       14,500         800       29,000
      3,872        86,149       3,056       68,002       5,156      114,727
        411        16,851         300       12,300         600       24,600
        641        12,099         396        7,475         965       18,214
        500        11,625         300        6,975         600       13,950
        197         4,334           0          --            0          --
          0           --            0          --          300        7,913
        832        35,256         675       28,603       1,457       61,740
      1,400        33,775       1,700       41,013       3,100       74,787
      2,950       165,200       2,349      131,544       4,949      277,144
      1,061        41,246         805       31,294       1,448       56,291
        253         9,045         178        6,364           0          --
      1,515        57,949       1,168       44,676       2,138       81,778
        500        17,625         600       21,150         900       31,725
        300        17,175         300       17,175         500       28,625
        800        51,800         500       32,375       1,000       64,750
             ------------             ------------             ------------


             $  1,057,019             $    801,300             $  1,490,971
             $    924,477             $    703,239             $  1,322,896

                    0.13%                    0.19%                    0.23%
      1,600  $     33,200       1,000 $     20,750       1,900 $     39,425
        400        11,900         400       11,900         600       17,850
          0           --          200        5,400         400       10,800
          0           --          900       21,319       1,800       42,638
      1,035        39,201         793       30,035       1,871       70,864
        137         1,182           0          --            0          --
        689        18,948         419       11,523         885       24,338
      1,400        52,850       1,300       49,075       2,300       86,825
        270         3,476         212        2,730           0          --
        918        13,541         707       10,428       1,530       22,567

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Ogden Corp                            101 $      2,058         625 $     12,734
Olsten Corp                           691       12,352         825       14,747
Paychex Inc                           657       28,580         685       29,798
Quintiles Transnational
 Corp+                                200       13,075         200       13,075
Robert Half International
 Inc                                  600       24,975         600       24,975
Rollins Inc                           388        7,324         210        3,964
Security Dynamics Technology
 I                                      0          --          300        8,250
Teletech Holdings Inc                   0          --          100        2,444
                                          ------------             ------------
     TOTAL BUSINESS SERVICES
                     - VALUE              $    140,499             $    231,659
                     -  COST              $    121,529             $    218,313
CHEMICALS
PERCENT OF NET ASSETS                            0.75%                    1.46%
Air Products & Chemicals Inc          125 $      9,266         868 $     64,340
Airgas Inc                            400        7,700         700       13,475
Albemarle Corp                        713       13,993         460        9,028
Arco Chemical Co                      100        4,725         100        4,725
Betz Labs Inc                         396       25,691         340       22,058
Cabot Corp                          1,010       23,735         940       22,090
ChemFirst Inc                          35          796          84        1,911
Clorox Co                              45        5,378         416       49,712
Courtaulds PLC ADR (UK)            19,700      132,975      36,100      243,675
Crompton & Knowles Corp               550       10,450         340        6,460
Dow Chemical Co                       332       26,892       2,016      163,296
Du Pont (E I) De Nemours              796       85,371       4,348      466,322
Eastman Chemical Co                   120        6,615         588       32,413
Ethyl Corp                          1,031        9,408       1,010        9,216
Ferro Corp                            305        9,608         250        7,875
FMC Corp+                             100        6,875         311       21,381
Forest Labs Inc Class A+              582       22,189         570       21,731
Freeport McMoRan Inc                  354        9,647         363        9,892
Fuller (H B) Co                         0          --            0          --
Geon Co                                 0          --            0          --
Georgia Gulf Corp                     437       11,799         360        9,720
Goodrich (B F) Co                      90        3,656         486       19,744
Grace (W R) Co                        139        7,367         683       36,199
Great Lakes Chemical Corp              75        3,478         494       22,909
Hanna (M A) Co                        580       12,035         550       11,413
Hercules Inc                          188        8,742         803       37,340
IMC Global Inc                        818       28,528         900       31,388
Imperial Chemical Industries
 PLC ADR (UK)                       2,100      104,738       3,900      194,513
International Flavor &
 Fragrances                           171        7,930         863       40,022
Lawter International Inc                0          --            0          --

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        884  $     18,012         606 $     12,347       1,344 $     27,384
      1,117        19,966         988       17,661       1,516       27,098
      1,203        52,331         960       41,760       1,675       72,863
        300        19,613         400       26,150         700       45,763
      1,000        41,625         700       29,138       1,400       58,275
        645        12,174         400        7,550         675       12,741
          0           --          400       11,000         800       22,000
          0           --            0          --          300        7,331
             ------------             ------------             ------------

             $    338,019             $    308,766             $    588,762
             $    289,452             $    285,414             $    574,743

                    2.03%                    2.47%                    2.87%
      1,904  $    141,134       1,428 $    105,851       2,580 $    191,243
        600        11,550         900       17,325       1,400       26,950
      1,112        21,823         732       14,366         986       19,350
      1,600        75,600         900       42,525       2,000       94,500
        727        47,164         407       26,404         805       52,224
      1,772        41,642       1,232       28,952       2,090       49,115
        314         7,144         224        5,096         347        7,902
        821        98,110         679       81,141       1,367      163,356
     70,900       478,575      56,000      377,999      96,600      652,050
        885        16,815         570       10,830       1,430       27,170
      4,132       334,692       3,165      256,365       5,685      460,485
      9,035       969,003       7,052      756,326      15,047    1,613,790
      1,287        70,946         970       53,471       1,782       98,233
      2,029        18,515       1,308       11,936       2,630       23,999
        436        13,734         331       10,427         815       25,672
        668        45,925         531       36,506         901       61,944
      1,066        40,641         686       26,154       1,260       48,038
        684        18,639         359        9,783         678       18,476
        225        10,969           0          --            0          --
          0           --            0          --          300        6,450
        745        20,115         465       12,555         640       17,280
        927        37,659         695       28,234       1,313       53,341
      1,418        75,154       1,129       59,837       2,008      106,424
      1,103        51,152         865       40,114       1,456       67,522
        967        20,065         600       12,450       1,162       24,112
      1,654        76,911       1,328       61,752       2,861      133,036
      1,530        53,359       1,270       44,291       2,200       76,725
      7,575       377,803       5,950      296,756      10,300      513,713
      1,796        83,290       1,351       62,653       2,902      134,580
        677         7,870           0          --            0          --

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Lubrizol Corp                        829 $     28,704         760 $     26,315
Lyondell Petrochemical               476       11,246         580       13,703
Millennium Chemicals Inc             611       11,676       1,136       21,717
Mississippi Chemical Corp             11          270          28          687
Monsanto Co                          815       29,646       4,550      165,506
Montedison Spa ADR+                2,646       19,183       6,292       45,617
Morton International Inc             232        9,570       1,171       48,304
Nalco Chemical Co                     71        2,609         490       18,008
OEA Inc                                0          --            0          --
Olin Corp                            470       18,800         560       22,400
Praxair Inc                          211       10,260       1,177       57,232
Premark International Inc            761       17,979         706       16,679
Rhone Poulenc Rorer Class A        4,484      156,380       8,268      288,346
Rohm & Haas Co                        69        6,348         489       44,988
RPM Inc                              778       13,712         887       15,633
Rubbermaid Inc                       156        3,725       1,219       29,104
Schulman (A) Inc                     403        7,808         420        8,138
Sigma-Aldrich Corp                   124        3,798         824       25,235
Terra Industries Inc                 500        6,813         400        5,450
Thiokol Inc                          216       12,042           0          --
Union Carbide Corp                   140        6,615       1,079       50,983
Valhi Inc                              0          --            0          --
Wellman Inc                          363        6,353         280        4,900
                                         ------------             ------------
            TOTAL CHEMICALS
                    - VALUE              $    983,124             $  2,481,793
                     - COST              $    889,037             $  2,184,791
COMPUTER SOFTWARE
PERCENT OF NET ASSETS                           0.96%                    1.80%
3Com Corp+                         1,650 $     54,630       1,300 $     43,042
Adobe Systems Inc                    819       29,894         810       29,565
Altera Corp                          920       41,745       1,120       50,820
America Online Inc+                  600       22,500       1,100       41,250
Anixter International Inc+           500        6,750         500        6,750
Autodesk Inc                          84        2,846         380       12,872
Automatic Data Processing            396       16,880       2,274       96,929
Bay Networks Inc+                    293        5,567       1,430       27,170
BMC Software Inc                   1,112       47,608       1,280       54,800
Broderbund Software Inc+             200        5,875         200        5,875
Cadence Design Systems Inc           982       36,211       1,012       37,318
Cambridge Technology
 Partners                              0          --          400        9,600
Citrix Systems Inc                     0          --          300        3,788
Compuserve Corp                        0          --          200        2,025
Computer Associates
 International Inc                   528       22,968       2,880      125,280

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,517  $     52,526         942 $     32,617       1,800 $     62,325
      1,317        31,114         892       21,074       1,145       27,051
      2,212        42,311       1,746       33,398       2,946       56,348
        106         2,597          74        1,813         116        2,842
      9,524       346,435       7,340      266,993      15,763      573,379
      9,157        66,388       9,767       70,811      16,962      122,975
      2,451       101,104       1,858       76,643       3,351      138,229
      1,078        39,617         862       31,679       2,023       74,345
        308        14,284         223       10,342           0          --
      1,078        43,120         858       34,320       1,260       50,400
      2,486       120,882       1,983       96,423       4,189      203,690
      1,133        26,767         796       18,806       1,550       36,619
     16,134       562,673      12,526      436,843      21,553      751,661
      1,058        97,336         850       78,200       1,509      138,828
      1,198        21,115         986       17,378       2,068       36,449
      2,609        62,290       1,910       45,601       3,535       84,398
        686        13,291         616       11,935       1,185       22,959
      1,585        48,541       1,285       39,353       2,907       89,027
        700         9,538         500        6,813       1,100       14,988
        295        16,446         210       11,708           0          --
      2,201       103,997       1,713       80,939       3,026      142,979
          0           --            0          --          300        2,400
        495         8,663         365        6,388         845       14,788
             ------------             ------------             ------------

             $  5,097,034             $  3,920,176             $  7,414,360
             $  4,413,759             $  3,346,018             $  6,460,564

                    2.37%                    2.87%                    3.52%
      2,833  $     93,799       2,123 $     70,291       4,533 $    150,084
      1,506        54,969       1,051       38,362       1,915       69,897
      2,036        92,384       1,496       67,881       2,480      112,530
      1,200        45,000       1,400       52,500       2,700      101,250
        500         6,750         700        9,450       1,200       16,200
        793        26,863         595       20,156       1,092       36,992
      4,704       200,508       3,665      156,221       7,784      331,793
      3,039        57,741       2,392       45,448       4,974       94,506
      2,132        91,276       1,552       66,445       2,780      119,019
        200         5,875         200        5,875         500       14,688
      1,675        61,766       1,345       49,597       2,465       90,897
          0           --          500       12,000         800       19,200
          0           --          400        5,050         600        7,575
        400         4,050           0          --          400        4,050
      5,835       253,823       4,585      199,448       9,790      425,865

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Computer Sciences Corp+               138 $      9,315         609 $     41,108
Compuware Corp                        400       24,900         500       31,125
CSK Corp ADR                        2,250       51,750       6,700      154,100
DST Systems Inc                       200        6,575         300        9,863
Electronic Arts Inc+                  500       15,625         500       15,625
Electronic Data Systems Corp        2,888      130,321       4,430      199,904
First Data Corp                       644       23,587       3,474      127,235
Fiserv Inc+                           617       20,207         530       17,358
Gartner Group Inc Class A             600       15,900         600       15,900
HBO & Co                              900       51,863       1,100       63,388
Information Resources Inc+              0          --            0          --
Informix Corp+                      1,390       24,151       1,720       29,885
Intuit Inc+                           400        9,050         400        9,050
McAfee Associates Inc                 450       20,644         450       20,644
Mentor Graphics Corp+                 600        5,738         700        6,694
Microsoft Corp                      1,568      152,880       9,134      890,564
MobileMedia Corp                      300          384         200          256
NEC Corp ADR                        1,250       72,188       3,800      219,450
Netscape Communications
 Corp+                                200        5,825         700       20,388
Novell Inc+                           420        4,253       2,792       28,269
Objective Systems Integrator
 C                                      0          --          100        1,238
Oracle Systems Corp                   843       33,088       5,028      197,349
Parametric Technology Corp          1,320       74,415       1,660       93,583
Peoplesoft Inc                        800       31,900         900       35,888
Reynolds & Reynolds Co Class
 A                                  1,146       32,088       1,120       31,360
Shiva Corp                            300        4,988         300        4,988
SPS Transaction Services
 Inc+                                   0          --          100        1,688
Sterling Commerce Inc                 677       19,633         837       24,273
Sterling Software Inc                 300        8,588         400       11,450
Storage Technology Corp+              659       27,513         635       26,511
Stratus Computer Inc                  261        8,841         210        7,114
Structural Dynamics
 Research+                            303        6,022           0          --
Sun Microsystems Inc                  506       15,623       2,882       88,982
Sungard Data Systems Inc+             400       20,300         500       25,375
Symantec Corp+                        378        5,906         500        7,813
Synopsys Inc+                         400       14,275         500       17,844
Total System Services Inc             300        9,225         300        9,225
VeriFone Inc                          358       12,441         300       10,425
                                          ------------             ------------
     TOTAL COMPUTER SOFTWARE
                     - VALUE              $  1,263,476             $  3,042,996
                      - COST              $  1,065,450             $  2,459,775

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,252  $     84,510         896 $     60,480       2,015 $    136,013
        600        37,350         600       37,350       1,100       68,475
     12,900       296,700       9,925      228,275      17,800      409,400
        400        13,150         300        9,863         500       16,438
      1,000        31,250         600       18,750       1,200       37,500
      8,191       369,619       5,676      256,129      10,300      464,787
      7,226       264,652       5,615      205,649      11,987      439,024
        699        22,892         629       20,600       1,295       42,411
      1,000        26,500         800       21,200       1,400       37,100
      1,800       103,725       1,400       80,675       2,500      144,063
        403         5,995           0          --            0          --
      3,118        54,175       2,138       37,148       4,080       70,890
        800        18,100         500       11,313       1,000       22,625
        900        41,288         675       30,966       1,050       48,169
        852         8,147       1,000        9,563       1,600       15,300
     19,273     1,879,117      14,964    1,458,989      32,024    3,122,339
        400           512         300          384         700          897
      7,325       423,019       5,650      326,288      10,100      583,275
      1,500        43,688         800       23,300       1,500       43,688
      5,781        58,533       4,454       45,097       8,075       81,759
          0           --            0          --          200        2,475
     10,605       416,246       8,227      322,910      17,582      690,093
      2,942       165,855       2,142      120,755       3,770      212,534
      1,400        55,825       1,200       47,850       2,200       87,725
      2,112        59,136       1,352       37,856       2,600       72,800
        600         9,975         400        6,650         600        9,975
          0           --            0          --          200        3,375
      1,254        36,366         996       28,884       1,774       51,446
        600        17,175         500       14,313         800       22,900
      1,284        53,607         967       40,372       1,725       72,019
        366        12,398         271        9,180         750       25,406
        434         8,626         319        6,340           0          --
      5,930       183,089       4,650      143,569       9,765      301,494
        900        45,675         600       30,450       1,100       55,825
        636         9,938         761       11,891       1,500       23,438
        900        32,119         600       21,413       1,000       35,688
      2,200        67,650         400       12,300         800       24,600
        363        12,614         468       16,263         700       24,325
             ------------             ------------             ------------

             $  5,964,020             $  4,551,739             $  9,094,817
             $  4,611,698             $  3,445,637             $  7,204,409

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SYSTEMS
PERCENT OF NET ASSETS                          0.43%                    1.36%
Adaptec Inc                       1,200 $     45,675       1,400 $     53,288
Amdahl Corp+                        177        1,748         945        9,332
Apple Computer Inc+                 130        2,113         998       16,217
Cabletron Systems Inc               250        7,500       1,220       36,600
Ceridian Corp+                       27        1,056         574       22,458
Cisco Systems Inc+                  848       47,170       5,008      278,570
Cognizant Corp                      173        6,033       1,310       45,686
Compaq Computer Corp+               392       31,066       2,024      160,402
Data General Corp+                   62        1,201         311        6,026
Dell Computer Corp                  270       19,204       1,370       97,441
Digital Equipment Corp+             217        7,107       1,234       40,414
EMC Corp+                           308       11,088       1,770       63,720
Exabyte Corp                          0          --            0          --
Gateway 2000 Inc                    200       11,750         200       11,750
Harris Corp                          95        7,006         367       27,066
Hewlett-Packard Co                1,372       76,832       7,750      433,999
Intergraph Corp+                     54          446         352        2,904
International Business
 Machine Corp                       719      103,356       4,234      608,637
Iomega Corp                       1,200       18,600       1,300       20,150
Komag Inc+                          600       18,000         600       18,000
NCR Corp                            172        5,662       1,359       44,861
Quantum Corp+                       500       19,875         600       23,850
Seagate Technology Inc              386       18,239       2,100       99,225
Sequent Computer Systems+           340        5,844           0          --
Shared Medical System Corp           40        2,185         238       13,001
Silicon Graphics Inc+               177        4,270       1,420       34,258
Sybase Inc+                         700       11,463         700       11,463
Tandem Computers Inc+               125        1,563         893       11,163
U.S. Robotics Corp                  800       44,650         900       50,231
Unisys Corp+                        273        1,843       1,364        9,207
Wallace Computer Services
 Inc                                 90        3,049         600       20,325
Western Digital Corp                500       29,500         600       35,400
Xylan Corp                          100        1,775         100        1,775
                                        ------------             ------------
    TOTAL COMPUTER SYSTEMS
                   - VALUE              $    566,869             $  2,307,419
                    - COST              $    485,711             $  1,750,863
CONTAINER & PACKAGING
PERCENT OF NET ASSETS                          0.07%                    0.19%
Ball Corp                            52 $      1,313         275 $      6,944
Crown Cork & Seal Co                180        9,990         975       54,113
First Brands Corp                   486       12,089         480       11,940

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
                    1.89%                    2.29%                    2.76%
      2,400  $     91,350       1,800 $     68,513       3,300 $    125,606
      2,001        19,760       1,500       14,812       2,835       27,996
      2,142        34,807       1,560       25,350       2,914       47,353
      2,541        76,230       1,989       59,670       4,117      123,510
      1,086        42,490         863       33,765       1,924       75,277
     10,493       583,673       8,115      451,396      17,401      967,931
      2,700        94,162       2,143       74,737       4,525      157,809
      4,343       344,183       3,447      273,175       6,595      522,654
        627        12,148         512        9,920         907       17,573
      2,877       204,627       2,279      162,094       4,755      338,199
      2,678        87,705       1,980       64,845       3,596      117,769
      3,745       134,820       2,869      103,284       6,180      222,480
        340         3,719           0          --            0          --
      1,300        76,375         300       17,625         900       52,875
        671        49,486         464       34,220         910       67,113
     16,387       917,671      12,763      714,727      27,412    1,535,071
        832         6,864         557        4,595       1,041        8,588
      8,842     1,271,036       6,703      963,555      12,231    1,758,205
      2,200        34,100       1,600       24,800       3,100       48,050
      1,100        33,000         600       18,000       1,200       36,000
      1,782        58,796       1,665       54,941       2,494       82,308
        790        31,403         785       31,204       1,400       55,650
      4,315       203,884       3,311      156,445       5,926      280,004
        471         8,095         341        5,861           0          --
        422        23,052         331       18,081         642       35,069
      2,952        71,217       2,243       54,112       4,100       98,912
      1,400        22,925         900       14,738       1,600       26,200
      2,014        25,175       1,634       20,425       2,743       34,288
      1,600        89,300       1,200       66,975       2,200      122,788
      2,827        19,082       2,167       14,627       4,135       27,911
      1,100        37,263         710       24,051       1,200       40,650
        900        53,100         800       47,200       1,300       76,700
          0           --          100        1,775         200        3,550
             ------------             ------------             ------------

             $  4,761,498             $  3,629,518             $  7,134,089
             $  3,519,188             $  2,607,347             $  5,453,394

                    0.25%                    0.31%                    0.35%
        493  $     12,448         398 $     10,050         725 $     18,306
      2,022       112,221       1,584       87,912       3,403      188,867
        694        17,263         704       17,512       1,060       26,367

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
International Paper Co                409 $     17,076       2,495 $    104,166
Jefferson Smurfit Corp                700        9,538         800       10,900
Sonoco Products                       988       25,935       1,177       30,896
Temple-Inland Inc                      47        2,591         444       24,476
Tenneco Inc                           271       10,671       1,414       55,676
Tupperware Corp                        61        2,730         456       20,406
                                          ------------             ------------
 TOTAL CONTAINER & PACKAGING
                     - VALUE              $     91,933             $    319,517
                      - COST              $     83,153             $    306,982
ELECTRICAL EQUIPMENT
PERCENT OF NET ASSETS                            0.38%                    1.19%
Alliance Semiconductor Corp+            0          --            0          --
Arrow Electronics Inc+                493 $     27,670         496 $     27,838
Avnet Inc                             530       33,125         550       34,375
FORE Systems Inc                      400       13,400         500       16,750
General Electric Co                 2,222      228,588      12,591    1,295,298
Grainger (W W) Inc                     39        3,091         410       32,493
Handleman Co                           59          516         132        1,155
Hitachi Ltd ADR                       600       52,650       1,700      149,175
Hubbell Inc Class B                   532       22,544         666       28,222
Masco Corp                            249        8,746       1,265       44,433
Maxim Integrated Products
 Inc+                                 700       34,737         800       39,700
Motorola Inc                          801       44,756       4,866      271,888
National Service Industries
 Inc                                   37        1,406         409       15,542
Raychem Corp                           25        2,128         372       31,667
Symbol Technologies Inc               260       13,065         210       10,553
Thomas & Betts Corp                    66        2,945         414       18,475
TriMas Corp                           200        4,875         200        4,875
                                          ------------             ------------
  TOTAL ELECTRICAL EQUIPMENT
                     - VALUE              $    494,242             $  2,022,439
                      - COST              $    426,117             $  1,585,023
ELECTRONICS
PERCENT OF NET ASSETS                            0.96%                    2.14%
Advanced Micro Devices+               194 $      6,960       1,083 $     38,853
American Power Conversion+          1,000       20,875         980       20,458
AMP Inc                               280       10,885       1,760       68,420
Analog Devices Inc                  1,601       37,231       2,027       47,120
Applied Materials Inc+                250       12,656       1,490       75,431
Atmel Corp+                           962       35,955         960       35,880
Beckman Instruments Inc               294       12,201         350       14,525
C-Cube Microsystems Inc+              100        2,913         300        8,738
Canon Inc ADR                         700       73,150       2,050      214,225

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      5,099  $    212,883       3,932 $    164,161       7,077 $    295,465
      1,400        19,075         900       12,263       1,800       24,525
      2,100        55,125       1,422       37,328       2,755       72,319
        949        52,314         684       37,705       1,287       70,946
      2,877       113,282       2,220       87,413       3,998      157,421
      1,036        46,361         827       37,008       1,341       60,010
             ------------             ------------             ------------

             $    640,972             $    491,352             $    914,226
             $    592,699             $    455,210             $    872,834

                    1.66%                    2.03%                    2.54%
          0           --            0          --          250 $      2,219
        999  $     56,069         710 $     39,849       1,175       65,947
      1,014        63,375         659       41,188       1,215       75,938
        600        20,100         500       16,750       1,000       33,500
     26,541     2,730,404      20,659    2,125,294      44,286    4,555,921
        872        69,106         716       56,743       1,209       95,813
        467         4,086         307        2,686         521        4,559
      3,325       291,769       2,525      221,569       4,600      403,650
      1,008        42,714         934       39,578       1,502       63,647
      2,799        98,315       2,100       73,763       3,796      133,334
      1,400        69,475       1,000       49,625       1,800       89,325
     10,194       569,590       7,716      431,130      13,948      779,344
        798        30,324         614       23,332       1,101       41,838
        740        62,993         574       48,862       1,266      107,768
        390        19,598         270       13,568         550       27,638
        923        41,189         701       31,282       1,214       54,175
          0           --          200        4,875         500       12,188
             ------------             ------------             ------------

             $  4,169,107             $  3,220,094             $  6,546,804
             $  3,230,658             $  2,423,711             $  5,048,507

                    2.87%                    3.48%                    4.10%
      2,351  $     84,342       1,737 $     62,315       3,222 $    115,589
      1,494        31,187       1,309       27,325       2,360       49,265
      3,714       144,382       2,878      111,882       5,189      201,722
      3,439        79,949       2,561       59,551       4,729      109,957
      3,061       154,963       2,317      117,298       4,186      211,916
      1,866        69,742       1,288       48,139       2,226       83,197
        450        18,675         505       20,958         780       32,370
        300         8,738         400       11,650         600       17,475
      3,975       415,388       3,100      323,950       5,550      579,975

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Cirrus Logic Inc+                     634 $      8,599         780 $     10,579
Cypress Semiconductor Corp+           800       10,600       1,040       13,780
EG&G Inc                              123        2,675         419        9,113
Electronics for Imaging Inc           600       23,100         600       23,100
Emerson Electric Co                   318       31,482       1,676      165,924
Fuji Photo Film Co Ltd ADR          1,800       60,300       5,500      184,250
General Signal Corp                   133        5,802         405       17,668
Honeywell Inc                         179       12,731         946       67,284
Imation Corp                          576       15,336         516       13,739
Input/Output Inc+                     500       10,688         500       10,688
Integrated Device Technology
 Inc+                                 700        7,700         800        8,800
Intel Corp                          1,066      151,239       6,302      894,095
International Rectifier
 Corp+                                500        6,750         500        6,750
International Specialty
 Produc+                                0          --          200        2,675
Johnson Controls Inc                   96        8,088         369       31,088
KLA Instruments Corp+                 300       12,506         400       16,675
Kyocera Corp ADR                      250       29,188         900      105,075
Lam Research Corp+                    300       11,438         400       15,250
Lexmark International Group
 Cl                                     0          --          200        5,575
Linear Technology Corp                786       35,468         920       41,515
Litton Industries Inc+                301       12,943         390       16,770
LSI Logic Corp+                       122        4,209       1,060       36,570
Macromedia Inc+                       400        3,925         400        3,925
Matsushita Electric
 Industries Co                        250       38,469         850      130,794
MEMC Electronic Materials
 Inc                                  300        7,350         300        7,350
Microchip Technology Inc              600       22,425         600       22,425
Micron Electronics Inc+                 0          --          200        3,875
Micron Technology Inc                 326       12,225       1,758       65,925
Molex Inc                             363       12,977         718       25,669
Molex Inc Class A                     600       19,950         675       22,444
National Semiconductor+               160        4,180       1,103       28,816
Novellus System Inc+                  200       16,350         200       16,350
Perkin-Elmer Corp                      27        1,917         274       19,454
Philips Electronics NV
 (Netherlands)                      2,000       90,000       3,500      157,500
Pioneer Electronics Corp            2,450       47,775       7,350      143,325
Pitney Bowes Inc                      152        9,443       1,115       69,269
Pixar Inc                               0          --          100        1,963
Policy Management Systems
 Corp+                                248       10,664         170        7,310
Premier Farnell PLC ADR               626       10,173       1,084       17,615
Read-Rite Corp                        400       12,275         500       15,344
SCI Systems Inc+                      300       16,050         300       16,050
Sensormatic Electronics             1,035       17,854         870       15,008
Solectron Corp+                       500       26,438         600       31,725
SONY Corp ADR                         800       57,600       2,450      176,400

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,496  $     20,290       1,066 $     14,458       1,510 $     20,479
      1,364        18,073       1,424       18,868       2,470       32,728
        798        17,357         561       12,202       1,145       24,904
      1,000        38,500         800       30,800       1,400       53,900
      3,637       360,063       2,836      280,764       6,031      597,069
     10,500       351,750       8,150      273,025      14,600      489,100
        879        38,346         632       27,571       1,167       50,910
      2,083       148,153       1,583      112,591       2,839      201,924
        702        18,691         531       14,138       1,317       35,065
      1,000        21,375         700       14,963       1,100       23,513
      1,700        18,700         800        8,800       2,100       23,100
     13,226     1,876,438      10,272    1,457,339      22,071    3,131,322
      1,000        13,500         700        9,450       1,100       14,850
      1,300        17,388           0          --          500        6,688
        673        56,700         562       47,349       1,016       85,598
        600        25,013         600       25,013       1,100       45,856
      1,850       215,988       1,652       56,994       2,990      103,155
        500        19,063         500       19,063         800       30,500
      1,000        27,875         300        8,363         800       22,300
      1,700        76,713       1,110       50,089       2,150       97,019
        808        34,744         503       21,629         879       37,797
      2,213        76,349       1,375      160,531       2,500      291,875
        700         6,869         500        4,906         900        8,831
      1,550       238,506       1,200      184,650       2,200      338,525
        400         9,800         400        9,800         700       17,150
        600        22,425         750       28,031       1,500       56,063
      1,600        31,000         300        5,813         300        5,813
      3,572       133,950       2,756      103,350       4,928      184,800
        538        19,234       1,100       39,325         822       29,387
        925        30,756         825       27,431       1,425       47,381
      2,346        61,289       1,850       48,331       3,264       85,272
        400        32,700         200       16,350         500       40,875
        718        50,978         585       41,535       1,273       90,383
      6,875       309,375       5,450      245,250       9,450      425,250
     14,175       276,413      10,875      212,062      19,550      381,225
      2,356       146,366       1,886      117,168       3,356      208,491
          0           --            0          --          200        3,925
        303        13,029         258       11,094         440       18,920
      2,106        34,223       1,626       26,423       2,837       46,101
        600        18,413         500       15,344       1,300       39,894
        500        26,750         400       21,400         600       32,100
      1,723        29,722       1,048       18,078       2,085       35,966
      1,000        52,875         700       37,013       1,400       74,025
      4,700       338,400       3,650      262,800       6,600      475,200

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tektronix Inc                          78 $      3,803         226 $     11,018
Tencor Instruments+                   300       12,019         200        8,013
Teradyne Inc+                         776       21,146         920       25,070
Texas Instruments Inc                 222       17,122       1,608      124,017
Thermo Instrument Systems
 Inc+                                 200        6,800         225        7,650
Vishay Intertechnology Inc            420        9,608         520       11,895
VLSI Technology Inc                   500        9,344         400        7,475
Xerox Corp                            471       29,438       2,703      168,938
Xilinx Inc+                           847       38,221         900       40,613
Zenith Electronics Corp+               44          424          89          857
                                          ------------             ------------
           TOTAL ELECTRONICS
                     - VALUE              $  1,259,633             $  3,624,695
                      - COST              $  1,060,933             $  2,752,884
ENERGY & RELATED
PERCENT OF NET ASSETS                            1.96%                    4.07%
AES Corp+                             784 $     51,254         640 $     41,840
AGL Resources Inc                     538       10,491         440        8,580
Amerada Hess Corp                     138        7,366         782       41,739
Amoco Corp                            694       58,643       4,039      341,295
Anadarko Petroleum Corp               539       30,319         700       39,375
Apache Corp                           962       31,145       1,020       33,023
Ashland Inc                           106        4,439         552       23,115
Atlantic Richfield Corp               255       31,875       1,370      171,250
British Gas PLC ADR (UK)            3,600      100,350       6,700      186,762
British Petroleum Co PLC ADR
 (UK)                               1,234      163,351       2,269      300,358
Brooklyn Union Gas Co                 510       14,535         400       11,400
Burlington Resources Inc              177        7,766       1,044       45,806
Chesapeake Energy Corp                  0          --          400        8,300
Chevron Corp                          892       57,534       5,377      346,816
Coastal Corp                          108        4,914         827       37,629
Columbia Gas System Inc               139        8,166         410       24,088
Consolidated Natural Gas Co           138        7,038         782       39,882
Cooper Cameron Corp                     0          --          300       19,650
Diamond Offshore Drilling
 Inc                                  300       17,700         300       17,700
Dresser Industries Inc                207        6,288       1,471       44,682
Eastern Enterprises                    37        1,244         185        6,221
El Paso Natural Gas Co                427       22,898         456       24,453
ELF Aquitaine ADR (France)          9,550      458,400      17,700      849,599
Enron Corp                            386       15,392       1,994       79,511
Enron Oil & Gas Co                    700       14,175         800       16,200
Ensco International Inc+              700       30,363         700       30,363
Enserch Corp+                          92        1,932         588       12,348
Enserch Exploration Inc                 0          --          300        2,888

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        562  $     27,398         395 $     19,256         796 $     38,805
        400        16,025         300       12,019         700       28,044
      1,790        48,778       1,300       35,425       2,150       58,587
      3,231       249,191       2,519      194,278       4,430      341,664
      1,600        54,400         250        8,500         537       18,258
        840        19,215         630       14,411       1,271       29,074
        600        11,213         400        7,475       1,200       22,425
      5,583       348,938       4,194      262,125       7,678      479,875
      1,459        65,837       1,174       52,977       2,120       95,665
        279         2,685         230        2,214         367        3,532
             ------------             ------------             ------------

             $  7,225,188             $  5,531,902             $ 10,582,624
             $  5,439,996             $  4,088,253             $  8,046,702

                    5.52%                    6.73%                    7.32%
      1,148  $     75,051         798 $     52,169         750 $     49,031
        798        15,561         558       10,881         520       10,140
      1,574        84,012       1,224       65,331       2,238      119,453
      8,495       717,828       6,483      547,812      11,661      985,354
      1,301        73,181         846       47,588       1,515       85,219
      1,549        50,149       1,284       41,570       2,535       82,071
      1,084        45,393         795       33,291       1,510       63,231
      2,736       342,000       2,062      257,750       3,790      473,750
     13,100       365,163      10,350      288,506      17,450      486,419
      4,432       586,686       3,423      453,119       5,857      775,320
        719        20,492         514       14,649         490       13,965
      2,156        94,595       1,659       72,789       2,949      129,387
      1,000        20,750         500       10,375         800       16,600
     11,172       720,594       8,490      547,604      15,382      992,139
      1,805        82,128       1,370       62,335       2,519      114,614
        977        57,399         717       42,124       1,278       75,083
      1,671        85,221       1,215       61,965       2,264      115,464
        400        26,200         400       26,200         600       39,300
      1,100        64,900         400       23,600         600       35,400
      3,054        92,765       2,294       69,680       4,117      125,054
        393        13,215         254        8,541         433       14,560
        842        45,152         627       33,623         778       41,720
     34,450     1,653,599      27,300    1,310,399      46,950    2,253,599
      4,060       161,893       3,270      130,391       5,782      230,557
      2,200        44,550       1,600       32,400       1,800       36,450
      1,100        47,713         900       39,038       1,600       69,400
      1,147        24,087         920       19,320       1,637       34,377
          0           --            0          --          500        4,813

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Exxon Corp                          1,726 $    172,384      10,248 $  1,023,518
Fina Inc Class A                        0          --          100        6,238
Global Marine Inc+                  1,500       27,938       1,900       35,388
Halliburton Co                        125        8,078         968       62,557
Helmerich & Payne Inc                  43        1,817         242       10,225
Indiana Energy Inc                      0          --            0          --
Kerr-McGee Corp                        41        2,568         412       25,802
Louisiana Land & Exploration
 Co                                    83        3,963         231       11,030
MAPCO Inc                             674       21,400         520       16,510
MCN Corp                              616       18,634         500       15,125
Mobil Corp                            498       61,130       3,273      401,760
Murphy Oil Corp                       493       22,863         580       26,898
Nabors Industries Inc+                900       13,838         900       13,838
National Fuel Gas Co                  400       17,200         320       13,760
Natural Gas Clearinghouse
 Inc                                    0          --          100        1,975
NICOR Inc                              42        1,407         414       13,869
Noble Affiliates Inc                  338       13,182         630       24,570
Noble Drilling Corp                     0          --        1,400       24,850
NorAm Energy Corp                     114        1,710       1,058       15,870
Occidental Petroleum Corp             486       12,393       2,719       69,334
ONEOK Inc                              47        1,340         220        6,270
Oryx Energy Co+                       195        3,900         765       15,300
Pacific Enterprises Co                148        4,514         742       22,631
Panenergy Corp                        174        7,417       1,277       54,432
Parker & Parsley Petroleum            376       11,092         297        8,762
Parker Drilling Co+                     0          --            0          --
Pennzoil Co                            30        1,721         403       23,122
Peoples Energy Corp                    61        2,066         234        7,927
Phillips Petroleum Co                 408       16,881       2,188       90,529
Pogo Producing Co                     300       10,313         400       13,750
Quaker State Corp                       0          --            0          --
Questar Corp                          427       15,479         440       15,950
Ranger Oil Ltd                          0          --            0          --
Reading & Bates Corp+                 700       16,975         800       19,400
Repsol Sa                           1,850       70,300       3,400      129,200
Rowan Co Inc+                         122        2,425         742       14,747
Royal Dutch Petroleum Co            1,889      326,797       3,617      625,740
Santa Fe Energy Resources
 Inc+                                  83        1,069         778       10,017
Schlumberger Ltd                      377       37,936       1,759      176,999
Seagull Energy Corp+                  391        7,185         310        5,696
Services (B J) Co                       0          --          400       15,900
Sonat Offshore Drilling Co            128        5,888         673       30,958
Sun Co Inc                            112        3,024         605       16,335
Texaco Inc                            404       39,945       2,188      216,338

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
     21,274  $  2,124,740      16,212 $  1,619,173      29,237 $  2,920,044
        400        24,950           0          --          100        6,238
      3,615        67,329       2,500       46,563       4,000       74,500
      2,034       131,447       1,540       99,523       3,296      213,004
        421        17,787         287       12,126         546       23,069
        352         9,152           0          --            0          --
        783        49,035         619       38,765       1,150       72,019
        541        25,833         430       20,532         830       39,633
        936        29,718         676       21,463       1,400       44,450
        930        28,133         670       20,268         600       18,150
      6,775       831,630       5,112      627,497       9,256    1,136,173
      1,077        49,946         697       32,323       1,170       54,259
      1,285        19,757       1,229       18,896       2,600       39,975
        582        25,026         412       17,716         385       16,555
      1,600        31,600           0          --        3,200       63,200
        829        27,772         635       21,272       1,181       39,564
        873        34,047         858       33,462       1,520       59,280
      2,100        37,275       1,800       31,950       3,000       53,250
      2,241        33,615       1,759       26,385       3,123       46,845
      5,591       142,571       4,239      108,094       7,724      196,962
        457        13,025         369       10,516         646       18,411
      1,718        34,360       1,273       25,460       3,089       61,780
      1,459        44,499       1,124       34,282       1,951       59,505
      2,619       111,635       1,937       82,565       3,585      152,811
        534        15,753         386       11,387         462       13,629
        844         7,068         619        5,184           0          --
        755        43,318         624       35,802       1,062       60,932
        617        20,901         435       14,736         850       28,794
      4,521       187,056       3,425      141,709       6,216      257,187
        600        20,625         400       13,750         700       24,063
        419         6,128         299        4,373           0          --
        710        25,737         640       23,200       1,030       37,338
      1,508        13,572       1,103        9,927           0          --
      1,200        29,100       1,100       26,675       1,900       46,075
      6,625       251,750       5,250      199,500       9,150      347,700
      1,424        28,302       1,057       21,008       1,754       34,861
      7,038     1,217,573       5,500      951,499       9,503    1,644,018
      1,513        19,480       1,177       15,154       2,118       27,269
      3,996       402,097       3,044      306,302       6,528      656,880
        548        10,070         403        7,405         375        6,891
        600        23,850         600       23,850       1,000       39,750
      1,520        69,920       1,159       53,314       2,002       92,092
      1,295        34,965         929       25,083       1,697       45,819
      4,514       446,322       3,420      338,153       6,196      612,629

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                             LifePath 2000            LifePath 2010
                                  ------------------------ ------------------------
                                       Shares        Value      Shares        Value

-----------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Tosco Corp                              1,371 $     38,217       1,440 $     40,140
Total Compagnie Francaise des
 Petroles SA ADR (France)               4,025      159,497       7,450      295,217
Transocean Offshore Inc                   200       11,175         200       11,175
TransTexas Gas Corp                         0          --            0          --
Ultramar Diamond Shamrock Corp            910       27,757         955       29,128
Union Pacific Resources Group           2,521       61,449       2,374       57,866
Union Texas Petroleum Holdings
 Corp                                     600       11,100         700       12,950
United Meridian Corp                        0          --          400       12,050
Unocal Corp                               373       14,407       1,909       73,735
USX-Marathon Group                        402       10,703       2,309       61,477
Utilicorp United Inc                      491       13,196         380       10,213
Valero Energy Corp                        480       15,120         570       17,955
Vastar Resources Inc                      200        5,800         200        5,800
Washington Gas & Light                    464       10,266         360        7,965
Weatherford Enterra Inc+                  600       18,000         600       18,000
Western Atlas Inc                         132        8,036         406       24,715
Williams Co Inc                           186        8,116       1,335       58,384
Witco Corp                                716       22,017         680       20,910
                                              ------------             ------------
          TOTAL ENERGY & RELATED
                         - VALUE              $  2,579,206             $  6,895,673
                          - COST              $  2,065,670             $  5,676,801
ENGINEERING & CONSTRUCTION
PERCENT OF NET ASSETS                                0.03%                    0.08%
Armstrong World Industries Inc             90 $      6,199         363 $     25,002
Centex Corp                                55        2,221         228        9,206
Clayton Homes Inc                       1,026       14,624         984       14,018
Fleetwood Enterprises Inc                  30          780         302        7,852
Fluor Corp                                119        7,214         687       41,649
Foster Wheeler Corp                         0          --          310       12,090
Granite Construction Inc                    0          --            0          --
Kaufman & Broad Home Corp                  57          805         280        3,955
Pulte Corp                                 48        1,638         222        7,576
Rouse Co                                  400       11,700         600       17,550
                                              ------------             ------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE              $     45,181             $    138,898
                          - COST              $     34,449             $    128,119
ENTERTAINMENT & LEISURE
PERCENT OF NET ASSETS                                0.22%                    0.57%
Bally Total Fitness Holding Corp           26 $        197          76 $        575
Boyd Gaming Corp                            0          --          200        1,150
Brunswick Corp                             92        2,634         762       21,812

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,467  $     40,893       1,677 $     46,746       3,135 $     87,388
     14,570       577,342      11,347      449,629      19,413      769,251
        400        22,350         700       39,113       1,200       67,050
          0           --            0          --          300        4,523
      1,544        47,083       1,237       37,716       2,225       67,872
      4,825       117,609       5,488      133,770       7,735      188,551
        800        14,800         900       16,650       1,600       29,600
          0           --          500       15,063         900       27,113
      4,081       157,629       3,134      121,051       5,696      220,008
      4,972       132,380       3,782      100,696       6,806      181,210
        675        18,141         494       13,276         472       12,685
        764        24,066         684       21,546       1,060       33,390
      1,600        46,400         900       26,100         500       14,500
        624        13,806         454       10,045         440        9,735
      1,057        31,710         700       21,000       1,300       39,000
        892        54,301         659       40,117       1,253       76,276
      2,641       115,522       2,042       89,338       3,680      160,978
      1,352        41,574         822       25,277       1,595       49,046
             ------------             ------------             ------------

             $ 13,884,352             $ 10,687,025             $ 18,896,250
             $ 11,217,446             $  8,648,609             $ 15,747,423

                    0.10%                    0.13%                    0.16%
        672  $     46,284         535 $     36,848         996 $     68,599
        498        20,107         413       16,675         680       27,455
      1,945        27,716       1,320       18,810       2,408       34,307
        656        17,056         423       10,998         972       25,272
      1,303        78,994       1,074       65,111       2,209      133,921
        666        25,974         529       20,631       1,148       44,772
        270         4,843           0          --            0          --
        671         9,478         495        6,992         886       12,515
        359        12,251         293        9,999         578       19,724
        500        14,625         900       26,325       1,600       46,800
             ------------             ------------             ------------

             $    257,328             $    212,389             $    413,365
             $    233,707             $    191,893             $    388,939

                    0.78%                    0.85%                    1.19%
        185  $      1,399         116 $        877         223 $      1,686
          0           --          300        1,725         700        4,025
      1,702        48,720       1,329       38,043       2,282       65,322

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Callaway Golf Co                      596 $     18,998         680 $     21,675
Circus Circus Entertainment
 Inc+                                 929       29,031       1,130       35,313
Coleman Co Inc                          0          --          200        2,550
Disney (Walt) Co                      894       66,380       5,179      384,540
Gaylord Entertainment Co
 Class A                              315        6,379         315        6,379
Grand Casinos Inc+                    400        4,400         400        4,400
Harrah's Entertainment Inc+           104        1,924         822       15,207
Hasbro Inc                            129        5,515         674       28,814
International Game
 Technology Inc                     1,397       24,448       1,600       28,000
Mattel Inc                            358        8,905       2,103       52,312
MGM Grand Inc                         200        7,025         300       10,538
Mirage Resorts Inc                  1,690       42,039       1,760       43,780
Polaroid Corp                          32        1,352         404       17,069
Spelling Entertainment Group
 I+                                     0          --            0          --
Stanhome Inc                          220        5,583         170        4,314
Tiffany & Co                          326       11,329         400       13,900
Time Warner Inc                       763       31,283       4,385      179,785
Topp Inc+                             512        2,176           0          --
U.S. West Media Group                 894       16,427       5,091       93,547
                                          ------------             ------------
       TOTAL ENTERTAINMENT &
                     LEISURE
                     - VALUE              $    286,025             $    965,660
                      - COST              $    258,722             $    869,098
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                            0.10%                    0.18%
Browning-Ferris Industries
 Inc                                  338 $     10,605       1,774 $     55,659
Mid American Waste Systems
 Inc+                                   0          --            0          --
Republic Industries Inc             1,500       53,250       1,400       49,700
Rollins Environmental
 Services+                            131          360         353          971
Safety-Kleen Corp                      76        1,368         448        8,064
U.S.A. Waste Services Inc             800       28,800       1,300       46,800
Wheelabrator Technologies
 Inc                                  700        9,975       1,000       14,250
WMX Technologies Inc                  722       22,833       3,961      125,267
                                          ------------             ------------
 TOTAL ENVIRONMENTAL CONTROL
                     - VALUE              $    127,191             $    300,711
                      - COST              $    104,876             $    269,072
FOOD & RELATED
PERCENT OF NET ASSETS                            1.63%                    2.87%
Albertson's Inc                       294 $     10,364       1,900 $     66,975
American Brands Inc                   253       13,314       1,391       73,201
American Stores Co                    225       10,069       1,241       55,535
Archer-Daniels-Midland Co             754       13,949       4,506       83,361
Bob Evans Farms Inc                   468        6,377         360        4,905

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,158  $     36,911         956 $     30,473       1,616 $     51,510
      2,122        66,313       1,562       48,812       2,795       87,344
          0           --            0          --          200        2,550
     10,972       814,670       8,469      628,822      18,199    1,351,275
        420         8,505         515       10,429         750       15,187
        700         7,700         500        5,500         900        9,900
      1,767        32,689       1,367       25,290       2,452       45,362
      1,477        63,142       1,161       49,633       2,018       86,270
      3,072        53,760       1,917       33,548       3,845       67,287
      4,342       108,007       3,379       84,053       7,306      181,737
        700        24,588         400       14,050         400       14,050
      2,978        74,078       2,208       54,924       4,070      101,241
        733        30,969         586       24,759       1,084       45,799
          0           --            0          --          400        2,500
        299         7,587         214        5,430         210        5,329
        480        16,680         360       12,510         800       27,800
      9,205       377,405       7,136      292,576      15,275      626,275
        722         3,069         527        2,240           0          --
     10,689       196,410       8,078      148,433      14,682      269,782
             ------------             ------------             ------------

             $  1,972,602             $  1,512,127             $  3,062,231
             $  1,768,618             $  1,321,401             $  2,791,062

                    0.23%                    0.30%                    0.34%
      3,658  $    114,770       2,779 $     87,191       5,036 $    158,004
        372           163           0          --            0          --
      1,600        56,800       2,500       88,750       4,600      163,300
        769         2,115         623        1,713         822        2,261
        941        16,938         738       13,284       1,380       24,840
      2,400        86,400       1,900       68,400       3,500      126,000
      2,800        39,900       1,400       19,950       2,100       29,925
      8,322       263,183       6,360      201,135      11,465      362,581
             ------------             ------------             ------------

             $    580,269             $    480,423             $    866,911
             $    528,608             $    440,994             $    786,754

                    3.92%                    4.78%                    5.51%
      4,029  $    142,022       3,108 $    109,557       6,736 $    237,444
      2,916       153,454       2,266      119,248       4,045      212,868
      2,495       111,651       1,935       86,591       3,399      152,105
      9,321       172,439       7,113      131,591      12,761      236,079
        752        10,246         472        6,431       1,250       17,031

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Boston Chicken Inc+                   600 $     19,650         500 $     16,375
Brinker International Inc+          1,056       12,540         990       11,756
Brown-Forman Corp Class B              71        3,177         592       26,492
Campbell Soup Co                      290       26,136       1,795      161,774
ConAgra Inc                           284       15,052       1,840       97,520
CPC International Inc                 237       19,938       1,076       90,519
Cracker Barrel Old Country
 Store Inc                            649       17,685         710       19,348
Darden Restaurants Inc                153        1,109       1,215        8,809
Dave & Buster's Inc                     0          --            0          --
Dean Foods Co                         424       13,833         540       17,617
Dole Food Inc                         446       17,060         610       23,333
Earthgrains Co                         14          767          73        3,997
Fleming Co Inc                         65        1,138         263        4,603
Flowers Industries Inc                606       14,014         480       11,100
Food Lion Inc Class A               3,300       26,194       3,100       24,606
Food Lion Inc Class B               2,500       20,781       2,300       19,119
General Mills Inc                     203       13,246       1,215       79,279
General Nutrition Co Inc+           1,100       19,800       1,100       19,800
Giant Food Inc Class A                 54        1,762         451       14,714
Grand Metropolitan PLC ADR
 (UK)                               7,624      228,720      14,104      423,119
Great Atlantic & Pacific Tea
 Co                                    67        1,993         265        7,884
Hannaford Brothers Co                 436       15,533         360       12,825
Harcourt General Inc                   86        4,053         530       24,976
Heinz (H J) Co                        474       19,730       2,869      119,422
Hershey Foods Corp                    208        9,490       1,246       56,849
Hormel Foods Corp                     400       10,500         500       13,125
Host Marriott Services Corp           240        2,190         240        2,190
IBP Inc                             1,032       23,994       1,220       28,365
International Dairy Queen
 Clas                                   0          --            0          --
International Multifoods
 Corp                                   0          --            0          --
Interstate Bakeries Corp                0          --          300       14,025
Kellogg Co                            319       21,852       1,577      108,025
Kroger Co+                            165        8,745       1,008       53,424
Lancaster Colony Corp                 338       15,464         260       11,895
Lance Inc                               0          --            0          --
Lone Star Steakhouse &
 Saloon+                              300        7,950         400       10,600
Luby's Cafeteria Inc                   45          917         219        4,462
McCormick & Co Inc                    888       20,979         900       21,263
McDonald's Corp                       940       40,655       5,284      228,533
Michael Foods Inc                       0          --            0          --
Morrison Fresh Cooking Inc             96          456          50          238
Nabisco Holdings Corp Class
 A                                    200        8,225         200        8,225
NPC International Inc+                  0          --            0          --
Outback Steakhouse Inc+               400        9,550         400        9,550

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        700  $     22,925         700 $     22,925       1,300 $     42,575
      1,871        22,218       1,171       13,906       2,130       25,294
      1,142        51,105         952       42,602       1,616       72,316
      3,786       341,213       2,977      268,302       6,260      564,183
      3,850       204,050       3,059      162,127       6,514      345,242
      2,350       197,694       1,790      150,584       3,896      327,751
      1,411        38,450         971       26,460       1,625       44,281
      2,626        19,039       1,957       14,188       3,646       26,433
         69         1,596           0          --            0          --
        707        23,066         637       20,782       1,205       39,313
      1,008        38,556         668       25,551       1,425       54,506
        167         9,143         134        7,337         306       16,753
        639        11,183         439        7,683         907       15,873
        879        20,327         624       14,430         577       13,343
      5,600        44,450       4,200       33,338       7,300       57,944
      4,300        35,744       3,000       24,938       5,000       41,562
      2,569       167,627       1,982      129,325       4,303      280,771
      2,100        37,800       1,400       25,200       2,500       45,000
        989        32,266         766       24,991       1,443       47,078
     28,050       841,499      21,799      653,969      37,230    1,116,894
        669        19,903         460       13,685         878       26,121
        745        26,541         465       16,566         940       33,487
      1,104        52,026         916       43,167       1,968       92,742
      5,921       246,462       4,610      191,891       9,903      412,212
      2,514       114,701       1,920       87,600       4,113      187,656
        600        15,750         600       15,750       1,100       28,875
        380         3,468         320        2,920         680        6,205
      2,152        50,034       1,542       35,852       2,700       62,775
        369         7,934           0          --            0          --
        274         5,788           0          --            0          --
        600        28,050         300       14,025         500       23,375
      3,363       230,366       2,607      178,580       5,658      387,573
      2,059       109,127       1,566       82,998       3,334      176,702
        470        21,503         340       15,555         628       28,731
        478         8,843           0          --            0          --
        700        18,550         500       13,250         900       23,850
        480         9,780         369        7,518         621       12,653
      1,355        32,012       1,205       28,468       2,055       48,549
     11,259       486,952       8,765      379,085      18,738      810,419
        229         2,548           0          --            0          --
        160           760          99          470         193          917
        800        32,900         100        4,113         300       12,338
        374         3,927         284        2,982           0          --
        500        11,938         600       14,325         900       21,488

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Pioneer Hi Bred
 International Inc                    132 $      8,993         624 $     42,510
Planet Hollywood
 International                          0          --          100        1,700
Quaker Oats Co                        136        4,879       1,074       38,530
Ralston-Purina Group                  151       12,401         818       67,178
Richfood Holdings Inc                   0          --          500       10,563
RJR Nabisco Holdings Corp           2,270       83,139       2,743      100,462
Ruby Tuesday Inc                      192        3,312         100        1,725
Ryans Family Steak House+             119          878         516        3,806
Safeway Inc+                          900       43,313         900       43,313
Sara Lee Corp                         613       23,754       3,702      143,452
Savannah Foods & Industries             0          --            0          --
Sbarro Inc                              0          --            0          --
Shoney's Inc+                          97          800         370        3,053
Sizzler International Inc+            254          635           0          --
Smucker (J M) Co Class A              305        5,071           0          --
Southland Corp+                     1,800        6,188       1,400        4,813
Starbucks Corp+                     1,000       83,625       1,000       33,625
Super Value Inc                        76        2,356         597       18,507
Sysco Corp                            198        6,880       1,359       47,225
The Vons Co Inc+                      280       19,075         370       25,206
Tootsie Roll Industries               206        8,704         206        8,704
Tyson Food Inc Class A                591       11,968       1,590       32,198
Unilever NV (Netherlands)           5,605    1,067,752      10,283    1,958,911
Universal Corp                        381       12,002         500       15,750
Universal Foods Corp                  279        9,626         320       11,040
UST Inc                               184        5,681       1,493       46,096
Weis Markets Inc                      200        6,000         100        3,000
Wendy's International Inc             205        4,254       1,074       22,286
Winn-Dixie Stores Inc                 160        5,100       1,200       38,250
Wrigley (W M) Jr Co                   179       10,718         895       53,588
                                          ------------             ------------
        TOTAL FOOD & RELATED
                     - VALUE              $  2,146,055             $  4,869,224
                      - COST              $  1,681,917             $  3,872,860
FURNITURE & APPLIANCES
PERCENT OF NET ASSETS                            0.06%                    0.08%
Bassett Furniture Industries           25 $        619          50 $      1,238
HON Industries Inc                    353       13,502         270       10,328
Leggett & Platt Inc                   858       30,781       1,000       35,875
Maytag Corp                           112        2,464         806       17,732
Miller (Herman) Inc                   269       17,687         210       13,808
National Presto Industries
 Inc                                    0          --            0          --
Schuller Corp                           0          --          400        4,750
Skyline Corp                           20          483          44        1,062

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,311  $     89,312       1,030 $     70,169       2,257 $    153,758
      1,600        27,200         200        3,400         300        5,100
      2,183        78,315       1,713       61,454       3,651      130,980
      1,685       138,381       1,283      105,366       2,860      234,877
          0           --          600       12,675       1,100       23,238
      5,005       183,308       3,551      130,055       6,518      238,722
        321         5,537         199        3,433         387        6,676
      1,012         7,463         679        5,008       1,039        7,663
      3,600       173,250       2,000       96,250       4,600      221,375
      7,757       300,584       6,032      233,740      13,048      505,610
        410         5,996         290        4,241           0          --
        319         8,294         219        5,694           0          --
        751         6,196         596        4,917       1,304       10,758
        434         1,085         319          798           0          --
        436         7,248         331        5,503           0          --
      2,600         8,938       1,800        6,188       4,200       14,438
      1,700        57,163       1,200       40,350       2,200       73,975
      1,193        36,983         860       26,660       1,552       48,112
      2,901       100,810       2,265       78,709       4,779      166,070
        764        52,048         484       32,973         860       58,587
        309        13,055         206        8,704         521       22,012
      3,711        75,148       2,473       50,078       3,045       61,661
     20,021     3,814,000      15,915    3,031,807      27,332    5,206,745
        639        20,129         594       18,711       1,065       33,547
        409        14,111         489       16,871         770       26,565
      2,953        91,174       2,388       73,730       4,944      152,646
        600        18,000         200        6,000         300        9,000
      2,221        46,086       1,689       35,047       3,010       62,457
      2,415        76,978       1,907       60,786       3,976      126,735
      1,876       112,326       1,410       84,424       3,087      184,834
             ------------ ----------- ------------ ----------- ------------

             $  9,858,744             $  7,584,597             $ 14,215,448
             $  7,795,632             $  5,891,976             $ 11,464,218

                    0.10%                    0.11%                    0.12%
        200  $      4,950         120 $      2,970         206 $      5,099
        484        18,513         354       13,541         535       20,464
      1,474        52,880       1,184       42,476       2,330       83,589
      1,739        38,258       1,308       28,776       2,404       52,888
        374        24,591         279       18,344         260       17,095
        116         4,365          81        3,048           0          --
      1,800        21,375         300        3,563         700        8,313
        222         5,356          78        1,882         133        3,209

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Sunbeam Oster Co Inc                  500 $     13,688         600 $     16,425
Whirlpool Corp                         80        4,040         651       32,876
                                          ------------             ------------
TOTAL FURNITURE & APPLIANCES
                     - VALUE              $     83,264             $    134,094
                      - COST              $     51,386             $    105,152
HEALTHCARE
PERCENT OF NET ASSETS                            0.18%                    0.25%
Apria Healthcare Group Inc            500 $      8,938         600 $     10,725
Cardinal Health Inc                   812       49,907       1,210       74,415
HealthCare Compare Corp+              484       20,661         490       20,917
Healthsource Inc+                     600       12,525         700       14,613
Healthsouth Corp                      244        9,821       1,200       48,300
Idexx Laboratories Inc+               400       14,900         500       18,625
Mid Atlantic Medical
 Services+                            400        5,900         500        7,375
Morrison Health Care Inc              128        1,728          66          891
Novacare Inc+                           0          --            0          --
Oakley Inc                            600        5,325         600        5,325
Oxford Health Plans Inc               700       39,025         800       44,600
PacifiCare Health Systems
 Inc Class A+                          91        7,280         243       19,442
PacifiCare Health Systems
 Inc Class B                          274       22,970         295       24,710
Physician Corp of America+            400        1,750         300        1,313
St Jude Medical Inc+                   48        1,896         728       28,756
Transitional Hospitals Corp+          101          909         373        3,357
United Healthcare Corp                289       14,414       1,503       74,962
Value Health Inc+                     435       10,440         545       13,080
Vivra Inc+                            400       11,900         500       14,875
                                          ------------             ------------
            TOTAL HEALTHCARE
                     - VALUE              $    240,289             $    426,281
                      - COST              $    233,191             $    414,935
HOSPITAL & MEDICAL SUPPLIES
PERCENT OF NET ASSETS                            0.38%                    0.99%
Allegiance Corp                        81 $      2,136         428 $     11,289
American Oncology Resources             0          --          200        1,825
Arrow International Inc                 0          --          100        3,525
Arterial Vascular
 Engineering                            0          --          100        1,575
Bard (C R) Inc                        141        3,860         512       14,016
Bausch & Lomb Inc                      54        2,018         450       16,819
Baxter International Inc              359       16,514       2,194      100,924
Becton Dickinson & Co                 154        7,584         996       49,053
Beverly Enterprises+                  170        2,444         791       11,371
Biomet Inc                            127        1,937         944       14,396
Boston Scientific Corp                193       12,786       1,326       87,847

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        800  $     21,900         600 $     16,425       1,300 $     35,587
      1,239        62,569         998       50,399       1,755       88,627
             ------------ ----------- ------------ ----------- ------------

             $    254,757             $    181,424             $    314,871
             $    203,470             $    143,117             $    257,578

                    0.31%                    0.37%                    0.40%
        800  $     14,300         600 $     10,725       1,300 $     23,238
      1,664       102,305       1,531       94,157       2,679      164,728
        816        34,833         496       21,173         965       41,193
      1,300        27,138         800       16,700       1,400       29,225
      2,578       103,765       2,087       84,002       3,930      158,183
        800        29,800         600       22,350       1,000       37,250
        700        10,325         500        7,375       1,300       19,175
        214         2,889         132        1,782         258        3,483
        975        12,188         710        8,875           0          --
      1,200        10,650         800        7,100       1,200       10,650
      1,400        78,050       1,000       55,750       1,900      105,925
        424        33,915         304       24,285         186       14,897
        551        46,162         412       34,500         695       58,222
        600         2,625         500        2,188       1,100        4,813
      1,386        54,747       1,012       39,974       1,895       74,852
        806         7,254         512        4,608         724        6,516
      3,127       155,959       2,400      119,700       4,375      218,203
      1,019        24,456         847       20,328       1,119       26,856
        800        23,800         500       14,875       1,000       29,750
             ------------             ------------             ------------

             $    775,161             $    590,447             $  1,027,159
             $    730,874             $    530,822             $    985,500

                    1.36%                    1.62%                    2.02%
        930  $     24,529         698 $     18,410       1,207 $     31,835
          0           --          200        1,825         400        3,650
          0           --            0          --          200        7,050
          0           --            0          --            0          --
      1,014        27,758         720       19,710       1,346       36,847
        961        35,917         702       26,237       1,309       48,924
      4,667       214,682       3,558      163,668       6,446      296,516
      2,172       106,971       1,666       82,051       2,950      145,288
      1,669        23,992       1,226       17,624       2,290       32,919
      1,963        29,936       1,490       22,722       2,667       40,672
      2,891       191,529       2,208      146,280       4,723      312,899

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Columbia/HCA Healthcare Corp          912 $     38,304       5,475 $    229,950
Dentsply International Inc            200       10,450         200       10,450
Depuy Inc                               0          --          200        4,300
FHP International Corp+                 0          --            0          --
Foundation Health Corp+               609       22,990         482       18,196
Guidant Corp                           50        3,350         200       13,400
Health Care & Retirement
 Corp                                 650       17,631         600       16,275
Health Management Associates
 Inc Class A                        1,050       27,825       1,250       33,125
Hillenbrand Industries Inc            300       11,288         700       26,338
Horizon/CMS Healthcare Corp           600        9,825         400        6,550
Johnson & Johnson                   1,776      102,342      10,222      589,042
Mallinckrodt Group Inc                 84        3,570         630       26,775
Manor Care Inc                         59        1,571         455       12,114
Medpartners Inc                     1,210       26,620       1,989       43,758
Medtronic Inc                         350       22,663       1,834      118,752
Nellcor Inc                           800       13,900         700       12,163
Phycor Inc                            600       18,225         600       18,225
Quorum Health Group Inc               300        9,413         300        9,413
Stryker Corp                          748       21,692         920       26,680
Sybron International Corp+            500       14,875         600       17,850
Tenet Healthcare Corp+              1,211       32,848       2,661       72,180
Thermo Cardiosystems Inc              150        4,200         250        7,000
United States Surgical                149        6,351         546       23,273
Vencor Inc+                           700       24,238         800       27,700
                                          ------------             ------------
    TOTAL HOSPITAL & MEDICAL
                    SUPPLIES
                     - VALUE              $    493,450             $  1,676,149
                      - COST              $    427,301             $  1,329,310
HOUSEHOLD PRODUCTS
PERCENT OF NET ASSETS                            0.20%                    0.82%
Alberto-Culver Co Class B              96 $      2,736         444 $     12,654
Avon Products Inc                     154        8,971         990       57,668
Colgate-Palmolive Co                  233       24,115       1,121      116,023
Estee Lauder Co Class A               200        9,300         200        9,300
Gillette Co                           697       55,166       4,163      329,412
Kimberly-Clark Corp                   381       40,386       2,122      224,932
NCH Corp                                0          --            0          --
Procter & Gamble Co                   873      104,869       5,147      618,282
Tambrands Inc                         497       21,371         510       21,930
                                          ------------             ------------
    TOTAL HOUSEHOLD PRODUCTS
                     - VALUE              $    266,914             $  1,390,201
                      - COST              $    209,419             $    954,040

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
     11,464  $    481,505       8,784 $    368,928      15,829 $    664,818
        300        15,675         300       15,675         500       26,125
      1,700        36,550           0          --          400        8,600
          0           --            0          --            0          --
        965        36,429         626       23,632       1,186       44,772
      1,188        79,596         185       12,395       1,943      130,181
        750        20,344         600       16,275       1,350       36,619
      1,650        43,725       1,600       42,400       2,825       74,863
      1,000        37,625         800       30,100       1,400       52,675
        900        14,738         700       11,463       1,000       16,375
     21,452     1,236,171      16,676      960,953      35,730    2,058,940
      1,224        52,020       1,007       42,798       1,699       72,208
      1,097        29,208         827       22,019       1,472       39,192
      2,420        53,240       2,452       53,944       4,462       98,164
      3,874       250,841       2,984      193,214       6,390      413,752
      1,300        22,588         950       16,506       1,600       27,800
      1,050        31,894         750       22,781       1,450       44,044
        400        12,550         300        9,413         700       21,963
      1,668        48,372       1,088       31,552       2,300       66,700
        800        23,800         800       23,800       1,400       41,650
      5,193       140,860       3,952      107,198       6,930      187,976
        300         8,400         300        8,400         450       12,600
      1,049        44,714         781       33,290       1,453       61,934
      1,500        51,938         980       33,933       1,574       54,500
             ------------             ------------             ------------

             $  3,428,097             $  2,579,196             $  5,213,051
             $  2,629,158             $  1,908,341             $  4,073,977

                    1.19%                    1.44%                    1.90%
        920  $     26,220         808 $     23,028       1,222 $     34,827
      2,128       123,956       1,643       95,705       3,576      208,302
      2,370       245,295       1,876      194,166       3,976      411,516
        800        37,200         300       13,950         400       18,600
      8,920       705,779       6,461      511,257      14,806    1,171,508
      4,553       482,618       3,565      377,890       7,539      799,134
        124         7,378          89        5,296           0          --
     10,981     1,319,092       8,611    1,034,395      18,391    2,209,218
        954        41,022         609       26,187       1,085       46,655
             ------------             ------------             ------------

             $  2,988,560             $  2,281,874             $  4,899,760
             $  2,044,865             $  1,492,982             $  3,361,561

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSURANCE
PERCENT OF NET ASSETS                            0.88%                    2.11%
Aetna Inc                             168 $     13,923       1,189 $     98,538
AFLAC Corp                          1,496       60,401       1,870       75,501
Alleghany Corp                          2          427         100       21,338
Allmerica Financial Corp              200        7,475         100        3,738
Allmerica Property &
 Casualty Co Inc                      300        9,413         800       25,100
Allstate Corp                         604       38,279       3,680      233,220
American General Corp                 300       13,013       1,635       70,918
American International Group
 Inc                                  609       73,689       3,523      426,282
American National Insurance
 Co                                   100        8,250         100        8,250
American States Financial
 Corp                                   0          --          100        3,275
Aon Corp                              140        8,873         860       54,503
Argonaut Group Inc                      0          --          100        2,875
Chubb Corp                            208       12,194       1,396       81,841
CIGNA Corp                             76       11,619         597       91,266
Cincinnati Financial Corp             630       43,549         746       51,567
CNA Financial Corp+                   100       11,125         100       11,125
Conseco Inc                         1,250       49,063       1,466       57,560
Equitable Co Inc                      900       28,238         900       28,238
Equitable of Iowa Co                  300       15,938         300       15,938
Everest Reinsurance Holdings
 Inc                                  300        9,450         200        6,300
General Re Corp                        97       16,454         692      117,381
Hartford Steam Boiler
 Inspection                           230       10,523         280       12,810
Highlands Insurance Group              37          833          76        1,710
Humana Inc+                           250        4,906       1,350       26,494
ITT Hartford Group Inc                131        9,825         996       74,700
Jefferson-Pilot Corp                  104        6,136         587       34,633
John Alden Financial Corp               0          --            0          --
Leucadia National Corp                400       10,650         400       10,650
Lincoln National Corp                 140        8,137         860       49,988
Loews Corp                            150       15,319         900       91,912
Marsh & McLennan Companies
 Inc                                   80        9,360         549       64,233
MBIA Inc                              450       43,931         450       43,931
Mercury General Corp                  100        6,138         100        6,138
Ohio Casualty Corp                    300       11,888         400       15,850
Old Republic International
 Corp                               1,050       28,481         950       25,769
Paul Revere Corp                        0          --          100        4,163
PMI Group Inc                         300       16,425         300       16,425
Progressive Corp Ohio                 482       31,872         620       40,998
Protective Life Corp                  300       12,900         300       12,900
Provident Companies Inc               297       16,187         290       15,805
Providian Corp                        151        8,437         719       40,174
Reliastar Financial Corp              300       18,600         400       24,800

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

--------------------------------------------------------------------------
                    2.91%                    3.46%                    3.96%
      2,625  $    217,547       1,916 $    158,788       3,562 $    295,201
      3,217       129,886       2,337       94,356       4,227      170,665
        102        21,764         102       21,764         102       21,764
        700        26,163         200        7,475         300       11,213
      1,400        43,925         900       28,238       1,700       53,337
      7,662       485,579       5,748      364,279      10,511      666,135
      3,499       151,769       2,682      116,332       4,788      207,679
      7,530       911,129       5,842      706,881      12,620    1,527,019
        200        16,500         200       16,500         300       24,750
          0           --            0          --          300        9,825
      1,868       118,385       1,390       88,091       2,568      162,747
          0           --          200        5,750         300        8,625
      2,987       175,113       2,304      135,072       4,114      241,183
      1,311       200,419         973      148,747       1,766      269,977
      1,245        86,061         940       64,978       1,695      117,167
      1,000       111,250         600       66,750       1,300      144,625
      2,566       100,720       1,902       74,654       3,548      139,242
      3,100        97,263       1,300       40,788       2,100       65,888
        400        21,250         400       21,250         800       42,500
        400        12,600         300        9,450         600       18,900
      1,382       234,422       1,121      190,150       1,962      332,804
        309        14,137         324       14,823         620       28,365
        172         3,870         136        3,060         216        4,860
      2,807        55,087       2,105       41,311       3,790       74,379
      2,025       151,875       1,486      111,450       2,743      205,725
      1,202        70,918         973       57,407       1,629       96,111
          0           --            0          --          300        5,700
        400        10,650         600       15,975       1,100       29,288
      1,812       105,323       1,332       77,422       2,482      144,266
      1,995       203,739       1,459      149,000       2,713      277,065
      1,120       131,040         884      103,428       1,892      221,364
        812        79,272         547       53,401         987       96,356
        200        12,275         100        6,138         300       18,413
        700        27,738         400       15,850         900       35,663
      1,800        48,825       1,250       33,906       2,100       56,962
          0           --            0          --          200        8,325
        300        16,425         400       21,900         700       38,325
      1,197        79,152         797       52,702       1,350       89,269
        600        25,800         500       21,500         700       30,100
        806        43,927         501       27,305         680       37,060
      1,650        92,194       1,270       70,961       2,252      125,830
        800        49,600         600       37,200       1,000       62,000

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAFECO Corp                         170 $      7,098       1,012 $     42,251
St Paul Co                          123        8,303         693       46,778
Sunamerica Inc                      600       27,525         600       27,525
TIG Holdings Inc                    500       17,875         500       17,875
Tokio Marine & Fire
 Insurance Co ADR                 5,700      277,163      17,100      831,487
Torchmark Corp                       78        4,592         598       35,207
Transamerica Corp                    74        6,484         495       43,374
Transatlantic Holdings Inc          151       12,741         200       16,875
Travelers Inc                       883       47,351       5,307      284,587
Travelers/Aetna Property &
 Casualty Corp Class A              100        3,688         500       18,438
U.S. Life Corp                       60        2,858         257       12,240
Unitrin Inc                         300       16,200         400       21,600
UNUM Corp                            83        6,381         627       48,201
USF & G Corp                        174        3,915         920       20,700
Western National Corp               400        9,200         400        9,200
Zurich Reinsurance Centre
 Holdings Inc                       200        7,675         100        3,838
                                        ------------             ------------
           TOTAL INSURANCE
                   - VALUE              $  1,160,970             $  3,579,013
                    - COST              $    985,708             $  2,986,964
LODGING
PERCENT OF NET ASSETS                          0.08%                    0.14%
Choice Hotels Inc                    59 $        907         505 $      7,764
HFS Inc+                            200       13,700       1,000       68,500
Hilton Hotels Corp                  393        9,874       1,828       45,929
Homestead Village Property
 Inc                                 75        1,310          88        1,529
Host Marriott Corp+               1,800       32,400       1,900       34,200
La Quinta Inns Inc                  800       15,800         750       14,813
Marriott International              173        9,169       1,013       53,689
Primadonna Resorts Inc                0          --            0          --
Promus Hotel Corp                   677       23,949         561       19,845
                                        ------------             ------------
             TOTAL LODGING
                   - VALUE              $    107,109             $    246,269
                    - COST              $     83,517             $    186,355
MACHINERY
PERCENT OF NET ASSETS                          0.18%                    0.40%
AGCO Corp                           300 $      8,513         300 $      8,513
AVX Corp                            300        6,638         200        4,425
Black & Decker Corp                 122        3,858         692       21,885
Case Corp                           100        5,188         650       33,719
Caterpillar Inc                     257       20,142       1,591      124,695
Cincinnati Milacron Inc              59        1,269         332        7,138

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      2,189  $     91,391       1,621 $     67,677       2,974 $    124,164
      1,392        93,960       1,045       70,537       1,991      134,393
      1,500        68,813         900       41,288       1,400       64,225
        900        32,175         700       25,025       1,100       39,325
     33,000     1,604,624      25,350    1,232,643      45,700    2,222,161
      1,191        70,120         967       56,932       1,690       99,499
      1,095        95,949         857       75,095       1,519      133,102
        355        29,953         260       21,938         340       28,688
     10,991       589,392       8,307      445,462      15,093      809,362
        900        33,188         600       22,125         900       33,188
        575        27,384         452       21,527         792       37,719
        600        32,400         400       21,600         800       43,200
      1,222        93,941       1,001       76,952       1,694      130,226
      2,023        45,518       1,507       33,908       2,698       60,705
        600        13,800         400        9,200       1,000       23,000
          0           --          100        3,838         300       11,512
             ------------             ------------             ------------

             $  7,306,200             $  5,500,779             $ 10,211,141
             $  6,003,379             $  4,478,005             $  8,548,751

                    0.20%                    0.23%                    0.29%
      1,105  $     16,989         807 $     12,408       1,217 $     18,711
      2,102       143,987       1,570      107,545       3,330      228,105
      3,969        99,721       3,062       76,933       6,024      151,353
        101         1,747         113        1,966         189        3,276
      3,400        61,200       2,500       45,000       4,700       84,600
      1,500        29,625         900       17,775       1,800       35,550
      2,048       108,544       1,608       85,224       3,418      181,154
          0           --            0          --          400        7,450
      1,174        41,530         745       26,354       1,355       47,933
             ------------             ------------             ------------

             $    503,343             $    373,205             $    758,132
             $    363,335             $    262,575             $    569,559

                    0.57%                    0.66%                    0.72%
        500  $     14,188         400 $     11,350         700 $     19,863
      1,300        28,763         300        6,638         600       13,275
      1,505        47,596       1,133       35,831       2,088       66,033
      1,273        66,037         912       47,310       1,715       88,966
      3,298       258,481       2,451      192,097       4,485      351,512
        636        13,674         513       11,030       1,011       21,736

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Cummins Engine Co Inc                  23 $      1,164         370 $     18,731
Deere & Co                            328       13,981       2,163       92,198
Federal Mogul Corp                    396        9,752         300        7,388
Giddings & Lewis Inc                   60          829         283        3,909
Goulds Pumps Inc                        0          --            0          --
Harsco Corp                           538       19,368         620       22,320
Ingersoll-Rand Co                     110        5,225         853       40,518
Jacobs Engineering Group+               0          --            0          --
Kubota Corp ADR                       100        9,000         100        9,000
MagneTek Inc                            0          --            0          --
Makita Corp ADR                     2,950       40,931       8,750      121,406
McDermott International Inc            44          979         415        9,234
Measurex Corp                           0          --            0          --
Nordson Corp                          214       11,984         160        8,960
Pall Corp                              78        1,697         894       19,445
Parker Hannifin Corp                  102        4,463         637       27,869
Pentair Co                              0          --            0          --
Presstek Inc+                         100        4,950         200        9,900
SPX Corp                               22        1,009          46        2,110
Tecumseh Products Co Class A          241       13,797         190       10,878
Teleflex Inc                          175        9,188           0          --
Thermo Electron Corp                  233        7,951       1,126       38,425
UCAR International Inc                400       17,200         400       17,200
York International Corp               402       17,738         520       22,945
Zurn Industries Inc                    22          564          46        1,179
                                          ------------             ------------
             TOTAL MACHINERY
                     - VALUE              $    237,378             $    683,990
                      - COST              $    245,176             $    663,236
METAL FABRICATORS
PERCENT OF NET ASSETS                            0.29%                    0.79%
Alcan Aluminum Ltd                    318 $     11,408       1,829 $     65,615
Allegheny Teledyne Inc                256        6,528       1,410       35,955
Alumax Inc                            489       19,132         480       18,780
Aluminum Co of America                210       14,963       1,398       99,607
Amphenol Corp Class A                 200        5,100         200        5,100
Armco Inc+                            107          441         875        3,609
Barrick Gold Corp                     407       11,498       2,970       83,903
Battle Mountain Gold Co               328        2,419       1,790       13,201
Bethlehem Steel Corp+                  62          512         856        7,062
British Steel PLC ADR (UK)            850       21,144       1,500       37,312
Crane Co                               78        2,545         362       11,810
Engelhard Corp                        164        3,629       1,165       25,776

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        683  $     34,577         472 $     23,895         955 $     48,347
      4,429       188,786       3,344      142,538       6,041      257,498
        553        13,618         398        9,801         380        9,358
        607         8,384         423        5,843         763       10,539
        315         7,422           0          --            0          --
      1,148        41,328         758       27,288       1,520       54,720
      1,893        89,918       1,395       66,263       2,590      123,025
        373         9,605           0          --            0          --
        100         9,000         100        9,000         100        9,000
        367         6,101           0          --            0          --
     16,425       227,897      13,075      181,416      23,550      326,756
        904        20,114         674       14,997       1,248       27,768
        286         9,974           0          --            0          --
        293        16,408         208       11,648         385       21,560
      1,844        40,107       1,454       31,625       3,312       72,036
      1,285        56,219         959       41,956       1,746       76,388
        576        18,072         406       12,738           0          --
        200         9,900         200        9,900         300       14,850
        226        10,368          83        3,808         248       11,377
        345        19,751         249       14,255         431       24,675
        254        13,335         194       10,185           0          --
      2,424        82,719       2,046       69,820       3,481      118,789
        800        34,400         600       25,800         900       38,700
        959        42,316         714       31,505       1,185       52,288
        224         5,740         180        4,613         241        6,176
             ------------             ------------             ------------

             $  1,444,798             $  1,053,150             $  1,865,235
             $  1,336,880             $    989,657             $  1,750,310

                    0.95%                    1.29%                    1.43%
      3,868  $    138,764       2,903 $    104,145       5,316 $    190,712
      2,815        71,783       2,165       55,207       4,040      103,020
        773        30,244         693       27,114       1,070       41,864
      2,945       209,831       2,307      164,374       4,118      293,407
        300         7,650         200        5,100         500       12,750
      1,771         7,305       1,205        4,971       3,167       13,064
      6,162       174,077       4,695      132,634       8,418      237,809
      3,697        27,265       2,857       21,070       5,222       38,512
      1,828        15,081       1,402       11,566       2,597       21,425
      3,050        75,869       2,400       59,700       4,050      100,744
        742        24,208         601       19,591       1,077       35,137
      2,466        54,560       1,829       40,467       3,350       74,119

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Freeport McMoRan Copper &
 Gold Inc Class B                      38 $      1,240          28 $        914
Freeport McMoRan Inc                  322       10,948       1,537       52,258
Getchell Gold Corp                     24        1,236         359       18,488
Inland Steel Industries Inc            97        1,916         396        7,821
Kaydon Corp                             0          --            0          --
Laboratory Corp of America
 Holdings                             660        2,475         418        1,568
Lukens Inc                              0          --            0          --
Mitsui & Co Ltd ADR                 1,250      183,750       3,700      543,899
Nucor Corp                            127        6,112         671       32,292
Oregon Steel Mills Inc                  0          --            0          --
Phelps Dodge Corp                      74        5,291         495       35,392
Placer Dome Inc                       242        5,203       1,849       39,754
Precision Castparts Corp                0          --            0          --
Reynolds Metals Co                    156        9,789         553       34,701
Santa Fe Pacific Gold Corp            178        3,338       1,056       19,800
Timken Co                              79        4,138         227       11,889
USX--U.S. Steel Group                 132        4,142         728       22,841
WMC Ltd ADR                         1,750       44,844       3,100       79,438
Worthington Industries Inc            133        2,776         727       15,176
                                          ------------             ------------
     TOTAL METAL FABRICATORS
                     - VALUE              $    386,517             $  1,323,961
                      - COST              $    393,179             $  1,344,946
OFFICE EQUIPMENT & SUPPLIES
PERCENT OF NET ASSETS                            0.01%                    0.00%
Standard Register Co                  301 $      9,820           0 $        --
                                          ------------             ------------
    TOTAL OFFICE EQUIPMENT &
                    SUPPLIES
                     - VALUE              $      9,820             $        --
                      - COST              $      6,560             $        --
PHARMACEUTICALS
PERCENT OF NET ASSETS                            1.17%                    2.98%
Abbott Laboratories                 1,011 $     56,869       5,896 $    331,649
Allergan Inc                           62        2,108         557       18,938
ALZA Corp+                            118        3,348         637       18,075
American Home Products Corp           838       53,632       4,888      312,831
Amgen Inc+                            366       22,372       1,996      122,006
Bergen Brunswig Corp Class A          420       13,493         516       16,577
Bristol-Myers Squibb Co               671       87,566       3,832      500,075
Centocor Inc+                         746       28,255         840       31,815
Covance Inc                            90        1,715       1,181       22,444
Dura Pharmaceuticals Inc                0          --          500       16,813
Glaxo Holdings PLC ADR (UK)         7,400      250,675      13,600      460,699

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
         52  $      1,696          38 $      1,240         236 $      7,700
      3,124       106,216       2,485       84,490       5,229      177,786
        222        11,433         458       23,587         746       38,419
        817        16,136         585       11,554       1,161       22,930
        250        10,813           0          --            0          --
      1,043         3,911         684        2,565       1,337        5,014
        230         4,284           0          --            0          --
      7,000     1,028,999       5,425      797,474       9,750    1,433,249
      1,540        74,113       1,144       55,055       2,108      101,448
        299         5,083         199        3,383           0          --
      1,095        78,293         855       61,133       1,550      110,825
      3,881        83,441       2,998       64,457       6,352      136,568
        300        14,700         213       10,437           0          --
      1,084        68,021         808       50,702       1,463       91,803
      2,255        42,281       1,630       30,563       3,095       58,031
        519        27,183         397       20,793         710       37,186
      1,425        44,709       1,080       33,885       1,970       61,809
      6,075       155,672       4,850      124,281       8,300      212,687
      1,579        32,962       1,161       24,236       2,139       44,652
             ------------             ------------             ------------

             $  2,646,583             $  2,045,774             $  3,702,670
             $  2,669,158             $  2,045,467             $  3,766,689

                    0.01%                    0.01%                    0.00%
        432  $     14,094         312 $     10,179           0 $        --
             ------------             ------------             ------------

             $     14,094             $     10,179                      --
             $      9,334             $      6,837                      --

                    4.10%                    5.07%                    6.32%
     12,530  $    704,813       9,742 $    547,987      20,980 $  1,180,124
      1,084        36,856         811       27,574       1,538       52,292
      1,376        39,044       1,022       28,999       2,365       67,107
     10,264       656,896       7,982      510,847      17,062    1,091,968
      4,285       261,921       3,318      202,813       7,057      431,359
        629        20,207         620       19,918       1,100       35,337
      8,069     1,053,004       6,250      815,624      13,432    1,752,875
      1,381        52,305       1,166       44,162       2,020       76,508
      1,030        19,565       1,678       31,873       3,446       65,474
        700        23,538         700       23,538       1,200       40,350
     26,600       901,074      21,100      714,761      36,250    1,227,968

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ICN Pharmaceuticals Inc              500 $     12,625         504 $     12,726
Interneuron Pharmaceuticals
 Co                                    0          --          400       10,950
IVAX Corp                          1,230       15,068       1,240       15,190
Lilly (Eli) & Co                     776       67,803       4,230      369,595
Marshall & Ilsley Corp               958       37,841       1,240       48,980
McKesson Corp                        400       26,500         500       33,125
Merck & Co Inc                     1,622      149,224       9,253      851,275
Millipore Corp                        50        2,156         344       14,835
Mylan Laboratories                 1,603       26,850       1,570       26,298
Novo Nordisk A/S ADR
 (Denmark)                         4,150      199,719       7,600      365,749
Omnicare Inc                         600       15,900         900       23,850
Perrigo Co+                          812        9,846         550        6,669
Pfizer Inc                           870       79,714       4,982      456,475
Pharmacia and Upjohn Inc             715       26,366       4,197      154,764
Rhone-Poulenc Rorer Inc              500       35,500         600       42,600
Scherer (R P) Corp                   300       17,325         300       17,325
Schering-Plough Corp                 476       36,474       2,846      218,075
Schweitzer-Mauduit
 International Inc                    20          683          92        3,140
SmithKline Beecham PLC ADR
 (UK)                              2,150      159,637       3,800      282,149
SouthTrust Corp                    1,171       46,401       1,180       46,758
ThermoLase Corp+                       0          --          100        1,313
Warner Lambert Co                    368       30,912       2,098      176,232
Watson Pharmaceutical Inc            300       13,088         400       17,450
Xoma Corp                            188        1,293           0          --
                                         ------------             ------------
      TOTAL PHARMACEUTICALS
                    - VALUE              $  1,530,958             $  5,047,445
                     - COST              $  1,159,867             $  3,527,393
PUBLISHING
PERCENT OF NET ASSETS                           0.22%                    0.42%
American Greetings Corp
 Class A                             130 $      4,030         651 $     20,181
Barnes & Noble                       200        6,600         200        6,600
Belo (A H) Corp                      456       17,214         440       16,610
Chris-Craft Industries Inc           113        4,647         254       10,446
Comcast Corp Class A                 440        7,865       2,896       51,766
Donnelley (R R) & Sons Co            253        7,811       1,191       36,772
Dow Jones & Co Inc                   100        4,013         818       32,822
E.W. Scripps Company                 300       10,800         300       10,800
Ennis Business Forms Inc               0          --            0          --
Gannett Co Inc                       233       18,582       1,120       89,320
Gibson Greetings Inc+                  0          --            0          --
Golden Books Family
 Entertainment Inc                   234        2,194           0          --
Harland (John H) Co                   53        1,603         226        6,837
Houghton Mifflin Co                  152        8,379         120        6,615

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        708  $     17,877         607 $     15,327       1,340 $     33,835
          0           --          600       16,425         900       24,638
      2,323        28,457       1,663       20,372       2,895       35,464
      8,912       778,685       6,823      596,159      14,711    1,285,373
      2,203        87,019       1,583       62,529       2,820      111,390
        800        53,000         600       39,750       1,000       66,250
     19,458     1,790,135      15,243    1,402,355      32,646    3,003,431
        717        30,921         528       22,770       1,314       56,666
      2,765        46,314       1,927       32,277       3,352       56,146
     14,875       715,859      11,700      563,062      20,250      974,531
        800        21,200       1,200       31,800       2,100       55,650
      1,252        15,180         842       10,209       1,680       20,370
     10,435       956,106       8,016      734,465      17,268    1,582,180
      8,660       319,338       6,576      242,490      11,933      440,029
      2,300       163,300       1,400       99,400       3,000      213,000
        400        23,100         300       17,325         700       40,425
      5,998       459,597       4,644      355,847       9,904      758,894
        214         7,303         176        6,006         351       11,978
      7,400       549,450       5,900      438,074      10,100      749,925
      2,137        84,679       1,587       62,885       2,835      112,337
          0           --            0          --          300        3,938
      4,380       367,920       3,414      286,776       7,253      609,252
        600        26,175         500       21,813         900       39,263
        193         1,327         193        1,327           0          --
             ------------             ------------             ------------

             $ 10,312,165             $  8,047,539             $ 16,306,327
             $  7,085,699             $  5,330,817             $ 11,283,845

                    0.56%                    0.69%                    0.77%
      1,315  $     40,765         992 $     30,752       1,783 $     55,273
        300         9,900         200        6,600         400       13,200
        714        26,954         544       20,536       1,040       39,260
        478        19,658         325       13,366         220        9,048
      6,373       113,918       4,086       73,037       8,714      155,763
      2,588        79,904       1,935       59,743       3,519      108,649
      1,673        67,129       1,275       51,159       2,264       90,843
        900        32,400         300       10,800         600       21,600
        247         2,748           0          --            0          --
      2,296       183,106       1,780      141,955       3,738      298,106
        244         5,033           0          --            0          --
        313         2,934         233        2,184           0          --
        470        14,218         374       11,313         836       25,289
        230        12,679         155        8,544         445       24,531

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Interpublic Group Co Inc              82 $      4,110         626 $     31,378
Knight-Ridder Inc                    140        5,565         732       29,097
Lee Enterprises Inc                  498       11,703           0          --
Liberty Media Group Class A        2,385       50,085       3,159       66,339
Marvel Entertainment Group
 Inc+                                  0          --          200          525
McGraw-Hill Inc                      172        8,923         766       39,736
Media General Inc Class A            280        8,400         220        6,600
Meredith Corp                         50        2,450         198        9,702
Moore Corp Ltd                       100        2,213         819       18,120
New York Times Co Class A            112        4,984         829       36,891
News Corporation Ltd               1,450       30,812       2,700       57,375
News Corporation Ltd                   0          --          290        5,184
Readers Digest Association
 Class A                           1,000       37,375       1,000       37,375
Readers Digest Association
 Class B                             200        6,775         300       10,163
Scholastic Inc                       200        6,600         200        6,600
Times Mirror Co Class A              148        7,622         790       40,685
Washington Post Co Class B            27        9,356         100       34,650
                                         ------------             ------------
           TOTAL PUBLISHING
                    - VALUE              $    290,711             $    719,189
                     - COST              $    267,130             $    639,839
REAL ESTATE
PERCENT OF NET ASSETS                           0.11%                    0.12%
Castle & Cooke Inc                   215 $      3,440         136 $      2,176
Echelon International Corp            68        1,167          53          914
Equity Residential
 Properties Trust                    400       18,100         400       18,100
Federal Realty Investment
 Trust                                 0          --            0          --
Franchise Finance Corp                 0          --          100        2,588
Health & Retire Property
 Trust                               600       11,850         700       13,825
Health Care Property
 Investors Inc                       300       10,238         400       13,650
Kimco Realty Corp                    300       10,088         350       11,769
MAXXAM Inc+                            0          --            0          --
Meditrust Corp                       600       23,100         600       23,100
New Plan Realty Trust                800       18,600         700       16,275
Public Storage Inc                     0          --          700       18,813
Security Capital Pacific
 Trust                               600       14,100         700       16,450
Simon Debartolo Group Inc            300        9,038         900       27,113
Vornado Realty Trust                 300       17,363         300       17,363
Weingarten Realty
 Investments                         200        8,575         300       12,863
                                         ------------             ------------
          TOTAL REAL ESTATE
                    - VALUE              $    145,659             $    194,999
                      -COST              $    118,817             $    165,240

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      1,350  $     67,669         997 $     49,975       2,226 $    111,578
      1,579        62,765       1,261       50,125       2,169       86,218
        708        16,638         510       11,985           0          --
      5,583       117,243       4,134       86,814       6,471      135,891
      1,400         3,675         200          525         600        1,575
      1,605        83,259       1,206       62,561       2,631      136,483
        410        12,300         290        8,700         570       17,100
        420        20,580         318       15,582         803       39,347
      1,665        36,838       1,318       29,161       2,394       52,967
      1,619        72,045       1,298       57,761       2,282      101,549
          0           --          580       10,368       1,015       18,143
      5,200       110,500       4,150       88,187       6,950      147,688
      1,800        67,275       1,500       56,063       2,600       97,175
        300        10,163         300       10,163         600       20,325
        200         6,600         200        6,600         400       13,200
      1,619        83,379       1,312       67,568       2,373      122,210
         80        27,720         133       46,085         125       43,313
             ------------             ------------             ------------

             $  1,409,995             $  1,088,212             $  1,986,324
             $  1,232,980             $    940,426             $  1,745,609

                    0.06%                    0.06%                    0.18%
        336  $      5,376         222 $      3,552         341 $      5,456
         96         1,648          69        1,195          65        1,121
        400        18,100         700       31,675       1,200       54,300
          0           --            0          --          400       10,750
          0           --            0          --          300        7,763
        800        15,800       1,000       19,750       1,700       33,575
        400        13,650         500       17,063         700       23,887
        450        15,131         300       10,088         700       23,537
        128         6,160           0          --            0          --
      1,100        42,350         800       30,800       1,400       53,900
      1,400        32,550         900       20,925       1,700       39,525
      1,400        37,625         900       24,188       1,800       48,375
        800        18,800         900       21,150       1,500       35,250
      1,600        48,200       1,100       33,138       2,000       60,250
        300        17,363         400       23,150         600       34,725
        400        17,150         400       17,150         700       30,013
             ------------             ------------             ------------

             $    289,903             $    253,824             $    462,427
             $    255,459             $    216,013             $    381,541

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL & RELATED
PERCENT OF NET ASSETS                            0.82%                    1.97%
AnnTaylor Stores Inc                  247 $      4,940         195 $      3,900
AutoZone Inc+                         250        6,188       1,200       29,700
Bed Bath & Beyond Inc                 400       10,400         500       13,000
Benetton Spa ADR (Italy)            5,350      122,381       9,800      224,175
Best Buy Co Inc+                        0          --          100          925
Borders Group Inc                       0          --          400       16,850
CDW Computer Centers Inc                0          --            0          --
Charming Shoppes Inc+                 255        1,132         874        3,878
Circuit City Stores Inc               143        4,469         812       25,375
Coles Myer Ltd ADR
 (Australia)                        2,424       86,658       4,332      154,869
CompUSA Inc                             0          --        1,100       22,000
Consolidated Stores Corp              875       30,734         875       30,734
Corporate Express Inc               1,050       19,688       1,050       19,688
Costco Co Inc                           0          --          200        5,125
Dayton-Hudson Corp                    275       11,550       1,685       70,770
Department 56 Inc                     200        3,600         200        3,600
Dillard Department Inc Class
 A                                    123        3,705         966       29,101
Dollar General Corp                   690       19,579         835       23,693
Eastman Kodak Co                      479       42,930       2,531      226,841
Edison Brothers Stores Inc+             0          --            0          --
Family Dollar Stores Inc              620       14,648         480       11,340
Federated Department Stores
 Inc                                  250        8,688       1,750       60,813
Fingerhut Co                          505        7,386         400        5,850
Footstar Inc                           46        1,162         245        6,186
Gap Inc                               408       13,464       2,238       73,854
Global DirectMail Corp                200        6,700         200        6,700
Hancock Fabrics Inc                     0          --            0          --
Heilig Meyers Co                      524        7,401         410        5,791
Home Depot Inc                        635       34,608       3,727      203,121
Intelligent Electronics+                0          --            0          --
Ito Yokado Co Ltd ADR                 750      135,000       2,100      377,999
Jones Apparel Group Inc               400       14,850         400       14,850
Jostens Inc                           105        2,258         251        5,397
K Mart Corp+                          684        8,550       4,012       50,150
Kohls Corp                            286       13,156         720       33,120
Limited Inc                           366        6,954       2,210       41,990
Longs Drug Stores Corp                 74      $ 1,878         320        8,120
Lowe's Co Inc                         250        9,125       1,363       49,750
Lucasvarity PLC                        37        1,212         448       14,672
Macfrugals Bargains Close-
 outs+                                  0          --            0          --
May Department Stores Co              385       17,951       2,045       95,348
Mercantile Stores Co Inc               90        4,320         313       15,024

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

--------------------------------------------------------------------------
                    2.64%                    3.26%                    3.95%
        351  $      7,020         253 $      5,060         237 $      4,740
      2,376        58,806       2,031       50,267       3,515       86,996
        800        20,800         600       15,600       1,200       31,200
     19,125       437,484      15,100      345,413      26,000      594,750
          0           --          300        2,775         600        5,550
          0           --          500       21,063         900       37,913
          0           --            0          --          100        5,256
      1,617         7,175       1,180        5,236       2,388       10,597
      1,725        53,906       1,244       38,875       2,312       72,250
      8,475       302,981       6,732      240,669      11,640      416,130
          0           --        1,400       28,000       2,400       48,000
      1,375        48,297       1,000       35,125       1,950       68,494
      1,950        36,563       1,350       25,313       2,700       50,625
        100         2,563         100        2,563         100        2,563
      3,475       145,950       2,673      112,266       5,718      240,156
        300         5,400         200        3,600         600       10,800
      1,993        60,039       1,527       46,001       2,687       80,946
      1,491        42,314         965       27,382       1,906       54,090
      5,384       482,541       4,253      381,174       9,074      813,257
        347           564           0          --            0          --
        857        20,247         627       14,813         495       11,694
      3,528       122,598       2,744       95,354       4,866      169,094
        714        10,442         509        7,444         180        2,633
        521        13,155         382        9,646         654       16,513
      4,548       150,084       3,547      117,051       7,737      255,321
        300        10,050         200        6,700         400       13,400
        342         4,318           0          --            0          --
        834        11,780         544        7,684       1,300       18,362
      7,719       420,685       6,013      327,709      12,819      698,635
        540         1,890           0          --            0          --
      4,125       742,500       3,150      566,999       5,750    1,035,000
        600        22,275         600       22,275       1,000       37,125
        626        13,459         514       11,051       1,095       23,542
      8,329       104,113       6,190       77,375      11,359      141,988
      1,004        46,184         808       37,168       1,458       67,068
      4,577        86,963       3,506       66,614       6,419      121,961
        630        15,986         518       13,144         953       24,182
      2,817       102,821       2,161       78,876       3,857      140,780
        982        32,160         738       24,169       1,204       39,431
        438        11,881           0          --            0          --
      4,300       200,488       3,317      154,655       5,977      278,678
        670        32,160         435       20,880         904       43,392

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Meyer (Fred) Inc+                      0 $        --            0 $        --
Michaels Stores Inc                    0          --            0          --
Micro Warehouse Inc+                 300        4,313         300        4,313
Neiman Marcus Group Inc+               0          --          200        5,375
Newell Co                            152        5,643       1,215       45,107
Nordstrom Inc                        119        4,373         687       25,247
Office Depot Inc+                  1,538       29,222       1,550       29,450
Officemax Inc                      1,600       19,200       1,550       18,600
Payless ShoeSource Inc               517       22,231         511       21,973
Penney (J C) Co Inc                  545       26,859       2,081      102,507
PetSmart Inc                       1,200       23,400       1,300       25,350
Price/Costco Inc                     306        7,841       1,562       40,026
Revco DS Inc+                        600       24,525         600       24,525
Rite Aid Corp                        104        4,381         998       42,041
Ruddick Corp                           0          --            0          --
Saks Holdings Inc                    200        6,700         200        6,700
Sears Roebuck & Co                   491       26,637       3,218      174,576
Service Merchandise Co+              771        2,795           0          --
Sherwin Williams Co                  127        7,128         696       39,063
Staples Inc                        1,396       30,189       1,397       30,210
Sunglass Hut International
 Inc+                                600        4,350         500        3,625
Talbots Inc                          200        6,425         200        6,425
Tandy Corp                            61        3,073         457       23,021
Tech Data Corp+                        0          --          500       12,000
TJX Companies Inc                     78        3,257         600       25,050
Toys R Us Inc+                       359        9,334       2,211       57,486
Viking Office Products Inc           800       18,900       1,000       23,625
Waban Inc                            365       10,448           0          --
Walgreen Co                          330       14,108       1,912       81,738
WalMart Stores Inc                 3,052       80,497      17,528      462,300
Williams-Sonoma Inc+                   0          --            0          --
Woolworth (F W) Co+                  181        3,778       1,049       21,898
                                         ------------             ------------
     TOTAL RETAIL & RELATED
                    - VALUE              $  1,076,872             $  3,336,530
                     - COST              $  1,001,027             $  3,042,268
SERVICES
PERCENT OF NET ASSETS                           0.09%                    0.18%
Block (H R) Inc                      111 $      3,261         852 $     25,028
CMS Energy Corp                      921       30,163         740       24,235
Corrections Corp of America          800       22,800         900       25,650
CUC International Inc                615       14,683       3,033       72,401
Dun & Bradstreet Corp                173        4,239       1,410       34,545
Public Service Enterprise
 Group                               379       10,659       1,964       55,238

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
          0  $        --            0 $        --          200 $      7,925
          0           --            0          --          200        2,950
        600         8,625         400        5,750         700       10,062
          0           --          400       10,750         400       10,750
      2,547        94,557       1,975       73,322       4,215      156,482
      1,377        50,605       1,059       38,918       1,871       68,759
      2,442        46,398       1,967       37,373       3,980       75,620
      2,700        32,400       1,950       23,400       3,150       37,800
        743        31,949         615       26,445       1,104       47,472
      4,359       214,692       3,227      158,907       5,878      289,478
      2,200        42,900       1,600       31,200       3,100       60,450
      3,520        90,200       2,653       67,983       4,844      124,128
        700        28,613         700       28,613       1,400       57,225
      2,117        89,179       1,638       69,001       2,883      121,446
        714        11,424         524        8,384           0          --
      1,200        40,200         300       10,050         400       13,400
      6,752       366,296       5,105      276,946       9,253      501,975
      1,516         5,496       1,111        4,027           0          --
      1,341        75,264       1,094       61,401       1,960      110,005
      2,163        46,775       1,740       37,628       3,257       70,433
      1,000         7,250         700        5,075       1,300        9,425
          0           --          200        6,425         400       12,850
      1,022        51,483         735       37,026       1,385       69,769
          0           --          700       16,800       1,100       26,400
      1,284        53,607         897       37,450       1,887       78,782
      4,705       122,330       3,534       91,884       6,465      168,090
      2,000        47,250       1,400       33,075       2,200       51,975
        497        14,227         367       10,505           0          --
      3,932       168,093       3,100      132,525       6,542      279,670
     36,969       975,056      28,745      758,148      61,511    1,622,352
          0           --            0          --          200        5,038
      2,259        47,157       1,731       36,135       3,158       65,923
             ------------             ------------             ------------

             $  6,650,668             $  5,181,135             $  9,929,746
             $  5,987,479             $  4,597,043             $  8,993,832

                    0.15%                    0.31%                    0.33%
      1,816  $     53,345       1,404 $     41,243       2,418 $     71,029
      1,314        43,034         954       31,243         885       28,984
      1,400        39,900       1,200       34,200       2,100       59,850
      6,351       151,630       4,905      117,095      10,597      253,003
      2,965        72,643       2,216       54,292       3,961       97,045
      4,064       114,300       3,103       87,272       5,653      158,991

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Service Corp International            298 $      8,642       1,938 $     56,202
Sotheby's Holdings Inc                611       10,387           0          --
Stewart Enterprises Inc
 Class A                              450       15,891         450       15,891
                                          ------------             ------------
              TOTAL SERVICES
                     - VALUE              $    120,725             $    309,190
                      - COST              $    115,721             $    288,004
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                            1.77%                    3.99%
360 Communications Co               1,525 $     32,978       1,519 $     32,848
ADC Telecommunications              1,372       37,044       1,760       47,520
Adtran Inc+                           100        3,563         200        7,125
Advanced Fibre Communication            0          --          100        3,250
Airtouch Communications               788       21,473       4,101      111,752
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                          11,636      238,529      21,673      444,297
Aliant Communications Inc               0          --            0          --
Alltel Corp                           221        7,818       1,600       56,600
Ameritech Corp                        733       46,729       4,550      290,062
Andrew Corp                           104        5,720         465       25,575
Ascend Communications Inc+          1,000       52,250       1,200       62,700
AT & T Corp                         2,345       93,507      13,301      530,376
Bell Atlantic Corp                    589       40,715       3,588      248,021
BellSouth Corp                      1,338       62,719       8,128      380,999
British Telecommunications
 PLC ADR (UK)                       3,700      258,075       6,700      467,324
Cascade Communications Corp           500       15,438       1,000       30,875
Century Telephone Enterprise          567       17,364         460       14,088
Comsat Corp                           510       13,388         600       15,750
Cox Communications Inc Class
 A                                    613       12,337         874       17,589
DSC Communications Corp+              121        2,541         963       20,223
DSP Communications Inc                  0          --          500        5,844
Excel Communication Inc               400        7,400         400        7,400
Federal Signal Corp                   498       12,512         590       14,824
Frontier Corp                         183        4,049         580       12,833
General Instrument Corp+              150        3,563       1,000       23,750
Glenayre Technologies Inc+            650        8,613         650        8,613
GTE Corp                            1,326       61,990       7,343      343,284
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               22,485      390,677      41,767      725,701
ITT Corp                              131        7,402         996       56,274
K-III Communications Corp               0          --          200        2,550
LCI International Inc+                300        5,700         300        5,700
Loral Space & Communications        1,842       29,702       2,282       36,797
Lucent Technologies Inc               842       45,363       4,885      263,179

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
      4,015  $    116,435       3,121 $     90,509       5,571 $    161,559
        848        14,416         623       10,591           0          --
        750        26,484         600       21,188         900       31,781
             ------------             ------------             ------------

             $    632,187             $    487,633             $    862,242
             $    566,141             $    445,589             $    825,612

                    5.51%                    6.60%                    7.63%
      2,624  $     56,744       1,928 $     41,693       3,654 $     79,018
      2,896        78,192       2,216       59,832       3,920      105,840
        200         7,125         200        7,125         400       14,250
          0           --            0          --          200        6,500
      8,550       232,987       6,528      177,888      11,843      322,722
     42,298       867,109      32,813      672,674      56,501    1,158,268
        490         8,207           0          --            0          --
      3,202       113,271       2,491       88,119       4,452      157,490
      9,427       600,971       7,115      453,580      12,916      823,395
      1,008        55,440         797       43,835       1,691       93,005
      2,000       104,500       1,500       78,375       2,800      146,300
     27,719     1,105,294      21,107      841,641      38,113    1,519,755
      7,531       520,580       5,686      393,044      10,347      715,236
     17,004       797,061      12,969      607,921      23,361    1,095,047
     13,100       913,724      10,350      721,911      17,850    1,245,036
      1,000        30,875       1,300       40,138       2,400       74,100
        828        25,358         588       18,008         565       17,303
        819        21,499         814       21,368       1,390       36,488
      4,594        92,454       2,327       46,831       5,749      115,699
      2,049        43,029       1,519       31,899       2,732       57,372
          0           --          600        7,013       1,000       11,688
      1,800        33,300         500        9,250         700       12,950
        807        20,276         802       20,150       1,280       32,160
      2,671        59,096         736       16,284       4,394       97,217
      2,194        52,108       1,754       41,658       3,608       85,690
      1,175         0,569         800       10,600       1,425       18,881
     15,508       724,999      12,151      568,058      25,996    1,215,312
     82,053     1,425,670      63,191    1,097,943     106,456    1,849,672
      2,025       114,412       1,486       83,959       2,733      154,415
      1,800        22,950           0          --          400        5,100
        600        11,400         500        9,500         900       17,100
      2,912        46,956       2,974       47,956       5,366       86,527
     10,260       552,757       7,814      420,978      17,082      920,293

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MCI Communications Corp               965 $     34,499       5,592 $    199,914
McLeod Inc Class A                      0          --          200        3,575
Mobile Telecommunications
 Tech                                   0          --          400        3,100
NEXTEL Communications Class
 A                                  1,068       15,219         880       12,540
Nippon Telegraph & Telegraph
 ADR                                2,436       88,914       7,511      274,152
Northern Telecom Ltd                  390       28,031       1,997      143,534
NYNEX Corp                            652       33,578       3,603      185,554
Octel Communications                    0          --          600       10,950
Omnipoint Corp                        200        3,425         300        5,138
Pacific Telesis Group                 564       22,983       3,364      137,083
Paging Network Inc                    500        7,531         600        9,038
Pairgain Technologies Inc               0          --          600       17,738
Picturetel Corp+                      400        6,300         400        6,300
Qualcom Inc+                          500       27,844         700       38,981
SBC Communication Inc                 802       46,115       4,606      264,845
Scientific-Atlanta Inc                 82        1,374         627       10,502
Southern New England
 Telecommunications Co                687       24,904         550       19,938
Sprint Corp                           577       26,253       3,507      159,568
Telecommunications of New
 Zealand Corp ADR (New
 Zealand)                             850       61,412       1,600      115,600
Telefonica de Espana SA
 (Spain)                            2,450      168,744       4,500      309,937
Telephone & Data System Inc           566       22,640         450       18,000
Teleport Communications
 Group Inc
 Class A                              300        9,000         300        9,000
Tellabs Inc                           250        9,969       1,350       53,831
U.S. West Inc                         644       23,184       3,891      140,076
Vanguard Cellular Systems
 Class A+                             411        5,805         330        4,661
Vodafone Group PLC ADR (UK)         1,850       87,875       3,500      166,250
Western Wireless Corp Class
 A                                      0          --          100        1,413
WorldCom Inc                        1,206       32,110       4,861      129,424
                                          ------------             ------------
    TOTAL TELECOMMUNICATIONS
                     - VALUE              $  2,326,868             $  6,764,365
                      - COST              $  2,144,552             $  6,023,017
TEXTILES
PERCENT OF NET ASSETS                            0.05%                    0.05%
Brown Group Inc                        31 $        504         180 $      2,925
Burlington Industries Inc             729        9,386         477        6,141
Cintas Corp                           310       16,740         400       21,600
Collins & Aikman Corp                   0          --            0          --
Shaw Industries Inc                 1,260       16,380       1,330       17,290

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
     11,685  $    417,739       8,941 $    319,641      16,101 $    575,611
          0           --          200        3,575         800       14,300
          0           --            0          --            0          --
      1,588        22,629       1,101       15,689       1,025       14,606
     14,443       527,170      11,106      405,368      19,974      729,051
      4,208       302,450       3,278      235,606       6,905      496,297
      7,527       387,641       5,726      294,889      10,310      530,965
        730        13,323         540        9,855       1,300       23,725
        400         6,850         400        6,850         600       10,275
      6,887       280,645       5,384      219,398      11,457      466,873
      1,500        22,594         800       12,050       1,500       22,594
      1,100        32,519         700       20,694       1,200       35,475
        700        11,025         500        7,875         800       12,600
      1,000        55,688         800       44,550       1,600       89,100
      9,743       560,223       7,668      440,909      16,311      937,883
      1,334        22,345         962       16,114       1,853       31,038
        975        35,344         710       25,738         680       24,650
      7,333       333,652       5,566      253,253      10,158      462,189
      3,175       229,394       2,500      180,625       4,400      317,900
      8,700       599,213       6,900      475,237      11,850      816,169
        827        33,080         587       23,480         565       22,600
      2,600        78,000         400       12,000       3,300       99,000
      2,925       116,634       2,216       88,363       4,718      188,130
      8,154       293,544       6,264      225,504      11,272      405,792
        595         8,404         427        6,031         390        5,509
      6,800       323,000       5,400      256,500       9,200      437,000
          0           --            0          --          300        4,238
     14,072       374,667       7,401      197,052      23,244      618,858
             ------------             ------------             ------------

             $ 13,841,686             $ 10,476,077             $ 19,682,257
             $ 12,190,810             $  9,184,710             $ 17,789,530

                    0.06%                    0.07%                    0.08%
        338  $      5,493         221 $      3,591         253 $      4,111
      1,136        14,626         749        9,643       1,902       24,488
        820        44,280         515       27,810         890       48,060
          0           --            0          --          400        3,150
      2,415        31,395       1,605       20,865       3,100       40,300

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Springs Industries Inc Class
 A                                     31 $      1,368         180 $      7,943
Unifi Inc                             768       24,480         800       25,500
                                          ------------             ------------
              TOTAL TEXTILES
                     - VALUE              $     68,858             $     81,399
                      - COST              $     60,570             $     73,851
TOBACCO
PERCENT OF NET ASSETS                            0.27%                    0.71%
BAT Industries PLC ADR (UK)         9,700 $    170,963      17,800 $    313,724
Imperial Tobacco Group ADR          2,137       29,600       3,975       55,059
Philip Morris Co Inc                1,126      152,151       6,240      843,179
                                          ------------             ------------
               TOTAL TOBACCO
                     - VALUE              $    352,714             $  1,211,962
                      - COST              $    298,831             $    860,627
TRANSPORTATION
PERCENT OF NET ASSETS                            0.18%                    0.44%
Alexander & Baldwin Inc               504 $     13,482         590 $     15,783
Burlington Northern Santa Fe          189       15,734       1,300      108,225
Caliber Systems Inc                    93        2,116         266        6,052
Conrail Inc                            60        6,270         348       36,366
Consolidated Freightways
 Corp                                  31          264         181        1,534
Consolidated Freightways Inc           62        1,535         361        8,935
CSX Corp                              268       12,362       1,754       80,903
Dial Corp                             136        2,040       1,080       16,200
Federal Express Corp                  146        7,519         888       45,732
Fritz Companies Inc+                  200        2,013         200        2,013
Hunt (J B) Transport
 Services                               0          --            0          --
Illinois Central Corp                 411       14,128         690       23,719
Kansas City Southern
 Industries                           281       14,753         470       24,675
Laidlaw Inc Class B                   381        5,286       2,542       35,270
Norfolk Southern Corp                 192       17,496       1,008       91,854
Outboard Marine Corp                   35          508         184        2,668
Overseas Shipholding Group            393        6,828         310        5,386
Pittston Brink's Group                523       13,467         520       13,390
Pittston Burlington Group              61        1,167         160        3,060
Roadway Express Inc                    46          897         158        3,081
Tidewater Inc                         565       24,295         750       32,250
Trinity Industries Inc                522       16,835         540       17,415
Union Pacific Corp                    457       27,534       2,059      124,055
Viad Corp                             136        2,176       1,080       17,280
Wisconsin Central Transport           600       21,525         600       21,525

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        372  $     16,415         293 $     12,929         498 $     21,974
      1,182        37,676         982       31,301       1,640       52,275
             ------------             ------------ ----------- ------------

             $    149,885             $    106,139             $    194,358
             $    133,367             $     94,621             $    179,094

                    0.99%                    1.23%                    1.53%
     34,750  $    612,469      27,550 $    485,568      47,000 $    835,425
      7,743       107,251       6,112       84,660      10,312      142,836
     13,106     1,770,947      10,256    1,385,841      21,972    2,968,966
             ------------             ------------ ----------- ------------

             $  2,490,667             $  1,956,069             $  3,947,227
             $  1,759,524             $  1,348,683             $  2,781,408

                    0.58%                    0.71%                    0.80%
        814  $     21,775         809 $     21,641       1,380 $     36,915
      2,578       214,619       1,980      164,835       3,631      302,281
        668        15,197         544       12,376         914       20,794
        842        87,989         608       63,536       1,280      133,760
        405         3,443         286        2,431         569        4,836
        810        20,047         573       14,182       1,138       28,165
      3,690       170,201       2,793      128,827       5,109      235,653
      1,641        24,615       1,228       18,420       2,908       43,620
      1,907        98,211       1,460       75,190       2,686      138,329
        300         3,019           0          --          400        4,025
        596         8,269           0          --            0          --
      1,135        39,016       1,015       34,891       1,702       58,506
        765        40,163         485       25,463         960       50,400
      5,407        75,022       4,022       55,805       7,371      102,273
      2,112       192,456       1,614      147,076       2,958      269,548
        424         6,148         224        3,248         348        5,046
        550         9,556         405        7,037         375        6,516
        657        16,918         743       19,132       1,104       28,428
        328         6,273         221        4,227         402        7,688
        270         5,265         243        4,739         359        7,001
        925        39,775         985       42,355       1,765       75,895
        705        22,736         635       20,479       1,205       38,861
      4,204       253,291       3,229      194,547       5,793      349,028
      1,641        26,256       1,228       19,648       2,908       46,528
      1,200        43,050         900       32,288       1,400       50,225

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Xtra Corp                             200 $      8,100         200 $      8,100
Yellow Corp+                           49          766         223        3,484
                                          ------------             ------------
        TOTAL TRANSPORTATION
                     - VALUE              $    239,096             $    748,955
                      - COST              $    208,733             $    646,403
UTILITIES
PERCENT OF NET ASSETS                            0.62%                    1.05%
Allegheny Power Systems Inc         1,284 $     39,323       1,010 $     30,931
American Electric Power Inc           298       12,442       1,512       63,126
American Water Works Co Inc           600       14,025         700       16,363
Atlantic Energy Inc                   569        9,744         460        7,878
Baltimore Gas & Electric Co           231        6,353       1,172       32,230
Calenergy Inc+                        500       16,688         500       16,688
Carolina Power & Light Co             156        5,792       1,271       47,186
Central & South West Corp             331        8,068       1,744       42,510
Cinergy Corp                          220        7,590       1,312       45,264
Consolidated Edison Co                335       10,343       1,972       60,886
Delmarva Power & Light Co             640       12,400         510        9,881
Dominion Resources Inc                270       10,868       1,510       60,778
DTE Energy Co                         232        7,018       1,223       36,996
Duke Power Co                         259       11,461       1,697       75,092
Edison International                  610       13,115       3,532       75,938
Entergy Corp                          329        8,677       1,864       49,163
Florida Progress Corp               1,015       31,973         800       25,200
FPL Group Inc                         233       10,602       1,495       68,023
GPU Inc                               137        4,795         984       34,440
Hawaiian Electric Industries
 Inc                                  392       13,769         340       11,943
Houston Industries Inc                308        7,161       1,992       46,314
Idaho Power Co                        402       12,412         320        9,880
Ies Industries                          0          --            0          --
Illinova Corp                         813       20,325         650       16,250
IPALCO Enterprises Inc                607       19,196         480       15,180
Kansas City Power & Light Co          667       19,010         530       15,105
LG & E Energy Corp                    728       18,018         560       13,860
Midamerican Energy Co                 451        7,442         367        6,056
Minnesota Power & Light Co            349        9,772         270        7,560
Montana Power Co                      563       12,316         460       10,063
Nevada Power Co                       444        9,047         360        7,335
New England Electric System           695       24,238         560       19,530
New York State Electric &
 Gas Corp                             772       17,949         610       14,183
Niagara Mohawk Power Corp+            125        1,281       1,091       11,183
NIPSCO Industries Inc                 702       27,992         560       22,330
Northeast Utilities                 1,340       13,903       1,070       11,101

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

---------------------------------------------------------------------------
        300  $     12,150         200 $      8,100         500 $     20,250
        585         9,141         299        4,672         437        6,828
             ------------             ------------             ------------

             $  1,464,601             $  1,125,145             $  2,071,399
             $  1,192,256             $    925,861             $  1,783,628

                    1.40%                    1.70%                    1.69%
      1,809  $     55,401       1,319 $     40,394       1,230 $     37,669
      3,194       133,350       2,399      100,158       4,428      184,869
        800        18,700       1,000       23,375       1,700       39,738
        830        14,214         590       10,104         550        9,419
      2,530        69,575       1,893       52,058       3,501       96,278
        900        30,038         900       30,038       1,600       53,400
      2,578        95,708       1,981       73,545       3,559      132,128
      3,576        87,165       2,695       65,691       4,925      120,047
      2,732        94,254       2,037       70,276       3,703      127,754
      4,051       125,075       3,054       94,292       5,540      171,048
        903        17,496         648       12,555         615       11,916
      3,106       125,017       2,305       92,776       4,232      170,338
      2,508        75,867       1,854       56,084       3,443      104,151
      3,404       150,627       2,643      116,953       4,737      209,612
      7,421       159,552       5,664      121,776      10,206      219,429
      3,990       105,236       3,019       79,626       5,391      142,188
      1,434        45,171       1,039       32,729         980       30,870
      3,148       143,234       2,387      108,609       4,312      196,196
      2,046        71,610       1,621       56,735       2,852       99,820
        423        14,858         403       14,155         880       30,910
      4,114        95,650       3,083       71,680       5,525      128,456
        585        18,062         415       12,813         385       11,887
          0           --            0          --          300        9,113
      1,153        28,825         843       21,075         780       19,500
        882        27,893         627       19,829         577       18,248
        955        27,218         690       19,665         645       18,383
        992        24,552         732       18,117         690       17,078
        680        11,220         489        8,069           0          --
        480        13,440         350        9,800         335        9,380
        824        18,025         584       12,775         540       11,813
        652        13,285         472        9,617         450        9,169
      1,008        35,154         718       25,040         690       24,064
      1,087        25,273         787       18,298         740       17,205
      2,392        24,518       1,793       18,378       3,432       35,178
      1,015        40,473         740       29,508         675       26,916
      1,916        19,879       1,386       14,380       1,290       13,384

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                       LifePath 2000             LifePath 2010
                            ------------------------  ------------------------
                                 Shares        Value       Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
Northern States Power Co             67 $      3,191          588 $     28,004
OGE Energy Corp                     429       18,072          340       14,323
Ohio Edison Co                      243        5,468        1,283       28,868
Pacificorp                          394        8,126        2,377       49,026
PECO Energy Co                      313        7,043        1,825       41,063
PG & E Corp                         573       13,179        3,348       77,004
Pinnacle West Capital Corp          941       29,406          750       23,438
Portland General Corp               540       21,128          430       16,824
Potomac Electric Power Co         1,282       32,531        1,010       25,629
PP & L Resources Inc                250        5,719        1,350       30,881
Public Service Company Of
 Colorado                           661       25,779          530       20,670
Public Service Company Of
 New                                  0          --             0          --
Puget Sound Power & Light
 Co                                 683       17,331          540       13,703
SCANA Corp                        1,026       26,804          820       21,423
Southern Co                         986       21,446        5,572      121,191
Southwestern Public
 Services Co                        433       15,642          350       12,644
TECO Energy Inc                   1,265       30,834          990       24,131
Texas Utilities Co                  320       12,920        1,857       74,976
U.S. Filter Corp                      0          --           600       21,000
Unicom Corp                         299        6,653        1,787       39,761
Union Electric Co                   104        3,991          822       31,544
Wisconsin Energy Corp             1,148       29,418          920       23,575
Wisconsin Power & Light
 Holdings Co                        341        9,463          260        7,215
                                        ------------              ------------
           TOTAL UTILITIES
                   - VALUE              $    819,252              $  1,783,339
                    - COST              $    724,797              $  1,720,992
WARRANTS
PERCENT OF NET ASSETS                           0.00%                     0.00%
Homestead Village Property
 Corp expires 10/29/1997*             1 $          5           -- $         --
Morrison Knudsen Corp
 expires 03/11/2003*                  4           19           17           81
                                        ------------              ------------
            TOTAL WARRANTS
                   - VALUE              $         24              $         81
                    - COST              $         22              $         74
       TOTAL COMMON STOCKS
                   - VALUE              $ 27,653,687              $ 77,912,154
                    - COST              $ 22,935,306              $ 63,393,881

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020              LifePath 2030             LifePath 2040
-------------------------  ------------------------  ------------------------
     Shares         Value       Shares        Value       Shares        Value

-----------------------------------------------------------------------------
      1,229  $     58,531          947 $     45,101        1,587 $     75,581
        612        25,781          442       18,619          415       17,482
      2,573        57,893        1,994       44,865        3,576       80,460
      5,025       103,641        3,821       78,808        6,902      142,354
      3,847        86,557        2,934       66,015        5,206      117,135
      7,066       162,518        5,381      123,763        9,703      223,169
      1,334        41,688          974       30,438          905       28,281
        775        30,322          560       21,910          520       20,345
      1,806        45,827        1,316       33,394        1,230       31,211
      2,816        64,416        2,105       48,152        3,800       86,925
        949        37,011          684       26,676          635       24,765
        650        11,944          470        8,636            0          --
        971        24,639          706       17,915          655       16,621
      1,446        37,777        1,036       27,066          980       25,603
     11,552       251,256        8,745      190,204       15,889      345,586
        617        22,289          462       16,690          415       14,992
      1,789        43,607        1,284       31,298        1,220       29,738
      3,889       157,018        2,909      117,451        5,336      215,441
          0           --           900       31,500        1,600       56,000
      3,737        83,148        2,796       62,211        5,092      113,297
      1,770        67,924        1,373       52,689        2,438       93,558
      1,645        42,153        1,175       30,109        1,105       28,316
        473        13,126          343        9,518          325        9,019
             ------------              ------------              ------------

             $  3,524,681              $  2,694,001              $  4,353,433
             $  3,327,971              $  2,560,976              $  4,196,130

                     0.00%                     0.00%                     0.00%

         --  $          4            1 $          7           -- $          4

         27           128           25          119           42          200
             ------------              ------------              ------------

             $        132              $        126              $        204
             $        118              $        114              $        184

             $157,238,119              $120,729,313              $227,769,266
             $125,327,556              $ 95,037,375              $184,899,896

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                               Principal        Value   Principal        Value

------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
PERCENT OF NET ASSETS                          74.42%                   50.80%
U.S. TREASURY BONDS
PERCENT OF NET ASSETS                           2.46%                    5.39%
U.S. Treasury Bonds, 6.00%-
 12.00%, 11/15/09-11/15/26   $ 2,850,000 $  3,237,450 $ 8,350,000 $  9,134,869
                                         ------------             ------------
TOTAL U.S. TREASURY BONDS
                    - VALUE              $  3,237,450             $  9,134,869
                     - COST              $  3,318,775             $  9,117,885
U.S. TREASURY NOTES
PERCENT OF NET ASSETS                          71.96%                   45.41%
U.S. Treasury Notes, 4.75%-
 13.75%, 02/28/98-02/15/07   $91,300,000 $ 94,462,612 $74,250,000 $ 76,960,954
                                         ------------             ------------
TOTAL U.S. TREASURY NOTES
                    - VALUE              $ 94,462,612             $ 76,960,954
                     - COST              $ 94,646,437             $ 76,985,146
TOTAL U.S. TREASURY
 SECURITIES
                    - VALUE              $ 97,700,062             $ 86,095,823
                     - COST              $ 97,965,212             $ 86,103,031

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

--------------------------------------------------------------------------
                   35.06%                   22.49%                    9.75%

                   11.65%                   18.95%                    9.75%

$26,400,000  $ 29,301,529 $26,440,000 $ 30,096,290 $22,300,000 $ 25,160,467
             ------------             ------------             ------------

             $ 29,301,529             $ 30,096,290             $ 25,160,467
             $ 29,281,444             $ 30,048,623             $ 24,971,189

                   23.41%                    3.54%                      --

$57,220,000  $ 58,834,536 $ 5,550,000 $  5,614,934 $       --  $        --
             ------------             ------------

             $ 58,834,536             $  5,614,934             $        --
             $ 59,033,765             $  5,659,676             $        --

             $ 88,136,065             $ 35,711,224             $ 25,160,467
             $ 88,315,209             $ 35,708,299             $ 24,971,189

MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997
PORTFOLIOS OF INVESTMENTS

                                           LifePath 2000                   LifePath 2010
                           ------------------------------  ------------------------------
                           Principal/Shares         Value  Principal/Shares         Value

------------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS
PERCENT OF NET ASSETS                              17.93%                          16.51%
U.S. TREASURY BILLS
PERCENT OF NET ASSETS                               3.47%                           2.70%
U.S. Treasury Bills,
 4.83%-5.16%++,
 03/06/97-05/29/97*             $ 4,596,000  $  4,554,168       $ 4,610,000  $  4,578,237
                                             ------------                    ------------
TOTAL U.S. TREASURY
 BILLS
                 - VALUE                     $  4,554,168                    $  4,578,237
                  - COST                     $  4,553,188                    $  4,576,648
CASH EQUIVALENTS
PERCENT OF NET ASSETS                               3.03%                           6.14%
American AAdvantage
 Money
 Market Fund#                   $       --   $        --        $ 4,500,000  $  4,500,000
Dreyfus Cash Management
 Fund#                            2,978,445     2,978,114         3,558,273     3,534,768
Janus Institutional
 Money Market Fund#               1,000,000     1,000,000         2,372,202  $  2,372,202
                                             ------------                    ------------
TOTAL CASH EQUIVALENTS
                 - VALUE                     $  3,978,114                    $ 10,406,970
                  - COST                     $  3,978,114                    $ 10,406,970
REPURCHASE AGREEMENTS
PERCENT OF NET ASSETS                              11.43%                           7.67%
Goldman Sachs Repurchase
 Agreements#,
 dated 02/28/97, due
 03/03/97, with a
 maturity value of
 $89,000,000 and an
 effective yield of
 4.85%, collateralized
 by Federal National
 Mortgage Association
 obligations with rates
 ranging from 6.08% to
 7.44%, with maturity
 dates ranging from
 11/01/24 to 12/01/33
 and with an aggregate
 market value of
 $90,780,000.                   $15,000,000  $ 15,000,000       $13,000,000  $ 13,000,000
TOTAL SHORT-TERM
 INSTRUMENTS
                 - VALUE                     $ 23,532,282                    $ 27,985,207
                  - COST                     $ 23,531,302                    $ 27,983,618
                                             ------------                    ------------
TOTAL INVESTMENT IN
 SECURITIES
(NOTES 1 AND 3)  - VALUE                     $148,886,031                    $191,993,185
                   -COST**                   $144,431,820                    $177,480,530
                                             ------------                    ------------
TOTAL INVESTMENT IN
 SECURITIES                         113.42%  $148,886,031           113.26%  $191,993,185
Other Assets and
 Liabilities, Net                   (13.42)%  (17,613,033)          (13.26)%  (22,482,265)
                                ----------   ------------       ----------   ------------
TOTAL NET ASSETS                    100.00%  $131,272,998           100.00%  $169,510,920
                                ==========   ============       ==========   ============
------------------------------------------------------------------------------------------
+ Non-income earning securities.
++ Yield to maturity.
# Represents collateral received from securities lending transactions. See Note
  4.
* These U.S. Treasury Bills are held in Segregated Accounts in connection with the Fund's holdings of S&P 500 Futures Contracts. See Note 1.
** Cost for federal income tax purposes is the same as for financial statement purposes and net unrealized appreciation consists of:

 Gross Unrealized
  Appreciation                               $  6,127,818                    $ 16,816,292
 Gross Unrealized
  Depreciation                                 (1,673,607)                     (2,303,637)
                                             ------------                    ------------
 GROSS UNREALIZED
  APPRECIATION                               $  4,454,211                    $ 14,512,655
                                             ============                    ============

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--FEBRUARY 28, 1997


                  LifePath 2020                    LifePath 2030                   LifePath 2040
 --------------------------------  ------------------------------  ------------------------------
  Principal/Shares          Value  Principal/Shares         Value  Principal/Shares         Value

------------------------------------------------------------------------------------------------
                           16.63%                          15.33%                          14.33%
                            2.03%                           1.14%                           1.76%
      $ 5,140,000    $  5,103,579       $ 1,832,000  $  1,816,983       $ 4,598,000  $  4,557,339
                     ------------                    ------------                    ------------
                     $  5,103,579                    $  1,816,983                    $  4,557,339
                     $  5,102,624                    $  1,816,612                    $  4,556,339
                            3.86%                           4.74%                           5.21%
      $ 5,000,000    $  5,000,000       $ 6,000,000  $  6,000,000       $       --   $        --
        2,220,464       2,220,694           943,723       929,743           907,697       939,449
        2,500,000       2,500,000           600,000       600,000        12,500,000    12,500,000
                     ------------                    ------------                    ------------
                     $  9,720,694                    $  7,529,743                    $ 13,439,449
                     $  9,720,694                    $  7,529,743                    $ 13,439,449
                           10.74%                           9.45%                           7.36%
      $27,000,000    $ 27,000,000       $15,000,000  $ 15,000,000       $19,000,000  $ 19,000,000
                     $ 41,824,273                    $ 24,346,726                    $ 36,996,788
                     $ 41,823,318                    $ 24,346,355                    $ 36,995,788
                     ------------                    ------------                    ------------
                     $287,198,457                    $180,787,263                    $289,926,521
                     $255,466,083                    $155,092,029                    $246,866,873
                     ------------                    ------------                    ------------
          114.22%    $287,198,457           113.85%  $180,787,263           112.33%  $289,926,521
          (14.22)%    (35,755,824)          (13.85)% $(21,982,430)          (12.33)%  (31,841,793)
      ----------     ------------       ----------   ------------       ----------   ------------
          100.00%    $251,442,633           100.00%   158,804,833           100.00%  $258,084,728
      ==========     ============       ==========   ============       ==========   ============
                     $ 35,923,521                    $ 28,819,630                    $ 48,572,631
                       (4,191,147)                     (3,124,396)                     (5,512,983)
                     ------------                    ------------                    ------------
                     $ 31,732,374                    $ 25,695,234                    $ 43,059,648
                     ============                    ============                    ============

STATEMENT OF ASSETS & LIABILITIES--FEBRUARY 28, 1997

                                                      LifePath      LifePath
                                                          2000          2010
                                                        Master        Master
                                                     Portfolio     Portfolio
----------------------------------------------------------------------------

ASSETS
INVESTMENTS:
 In securities, at market value (see cost below)
  (Note 1)                                       $ 148,886,031 $ 191,993,185
 Cash                                                       21             0
RECEIVABLES:
 Investments sold                                       40,704        75,745
 Dividends and interest                              1,560,839     1,147,149
TOTAL ASSETS                                       150,487,595   193,216,079
LIABILITIES
Payables:
 Collateral for securities loaned (Note 4)          18,978,114    23,406,970
 Due to BGI (Note 2)                                   236,483       298,189
 Variation margin on futures contracts (Note 1)              0             0
TOTAL LIABILITIES                                   19,214,597    23,705,159
TOTAL NET ASSETS                                 $ 131,272,998 $ 169,510,920
INVESTMENTS AT COST                              $ 144,431,820 $ 177,480,530
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS & LIABILITIES--FEBRUARY 28, 1997


     LifePath               LifePath                   LifePath
         2020                   2030                       2040
       Master                 Master                     Master
    Portfolio              Portfolio                  Portfolio
---------------------------------------------------------------

$ 287,198,457          $ 180,787,263              $ 289,926,521
          774                    776                        671

      148,118                117,025                    197,303
    1,244,750                701,780                    837,294
  288,592,099            181,606,844                290,961,789


   36,720,694             22,529,743                 32,439,449
      428,772                272,268                    435,512
            0                      0                      2,100
   37,149,466             22,802,011                 32,877,061
$ 251,442,633          $ 158,804,833              $ 258,084,728
$ 255,466,083          $ 155,092,029              $ 246,866,873
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1997

                                                     LifePath          LifePath
                                                         2000              2010
                                             Master Portfolio  Master Portfolio
-------------------------------------------------------------------------------

INVESTMENT INCOME
 Dividends                                       $    532,807      $  1,373,301
 Interest+                                          5,925,997         4,566,510
TOTAL INVESTMENT INCOME                             6,458,804         5,939,811
EXPENSES (NOTE 2)
 Advisory fees                                        689,347           757,505
TOTAL EXPENSES                                        689,347           757,505
NET INVESTMENT INCOME                               5,769,457         5,182,306
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on sale of
  investments                                       2,894,777         3,439,818
 Net realized gain (loss) on sale of future
  contracts                                                 0                 0
 Net change in unrealized appreciation
  (depreciation) of investments                      (273,099)        5,149,907
 Net change in unrealized appreciation
  (depreciation) of financial futures
  contracts                                                 0                 0
NET GAIN (LOSS) ON INVESTMENTS                      2,621,678         8,589,725
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $  8,391,135      $ 13,772,031
-------------------------------------------------------------------------------
 + Interest income includes security lending
  income of:                                     $      4,735      $      6,467

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1997

        LifePath              LifePath                 LifePath
            2020                  2030                     2040
Master Portfolio      Master Portfolio         Master Portfolio
---------------------------------------------------------------

$  2,898,947              $  2,192,763             $  3,958,762
   4,521,846                 1,732,644                1,149,012
   7,420,793                 3,925,407                5,107,774
   1,149,160                   714,647                1,154,330
   1,149,160                   714,647                1,154,330
   6,271,633                 3,210,760                3,953,444
   9,487,619                 5,108,662               14,697,190
           0                         0                   35,620
  11,374,656                10,036,726               17,501,172
           0                         0                   92,625
  20,862,275                15,145,388               32,326,607
$ 27,133,908              $ 18,356,148             $ 36,280,051
--------------------------------------------------------------------------------
$     11,570              $      8,197             $     13,791

STATEMENTS OF CHANGES IN NET ASSETS

                                            LifePath 2000 Master Portfolio
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1997  February 29, 1996
---------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                     $   5,769,457      $   3,939,926
 Net realized gain (loss) on sale of
  investments                                  2,894,777          1,412,647
 Net realized gain (loss) on sale of
  futures contracts                                    0             27,030
 Net change in unrealized appreciation
  (depreciation) of investments                 (273,099)         4,707,324
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                     8,391,135         10,086,927
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                  6,204,037         44,956,678
INCREASE (DECREASE) IN NET ASSETS             14,595,172         55,043,605
NET ASSETS:
Beginning net assets                         116,677,826         61,634,221
ENDING NET ASSETS                          $ 131,272,998      $ 116,677,826
---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


       LifePath 2010 Master Portfolio          LifePath 2020 Master Portfolio
-------------------------------------   -------------------------------------
          For the             For the             For the             For the
       Year Ended          Year Ended          Year Ended          Year Ended
February 28, 1997   February 29, 1996   February 28, 1997   February 29, 1996
-----------------------------------------------------------------------------

    $   5,182,306     $   2,698,472       $   6,271,633       $   3,734,343
        3,439,818         1,041,589           9,487,619           2,814,112
                0            67,639                   0              65,955
        5,149,907         8,805,216          11,374,656          18,004,995
       13,772,031        12,612,916          27,133,908          24,619,405
       54,517,689        39,123,950          61,750,732          55,695,812
       68,289,720        51,736,866          88,884,640          80,315,217
      101,221,200        49,484,334         162,557,993          82,242,776
    $ 169,510,920     $ 101,221,200       $ 251,442,633       $ 162,557,993
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                              LifePath 2030 Master Portfolio
                                         -----------------------------------
                                                   For the           For the
                                                Year Ended        Year Ended
                                         February 28, 1997 February 29, 1996
----------------------------------------------------------------------------

INCREASE IN NET ASSETS
 Net investment income                        $  3,210,760      $  2,046,527
 Net realized gain (loss) on investments         5,108,662         2,515,159
 Net realized gain (loss) on sale of
  futures contracts                                      0            47,954
 Net change in unrealized appreciation
  (depreciation) of investments                 10,036,726        13,600,387
 Net change in unrealized appreciation
  (depreciation) of futures contracts                    0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                      18,356,148        18,210,027
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM BENEFICIAL INTERESTS
 TRANSACTIONS                                   32,210,346        39,393,839
NET INCREASE (DECREASE) IN NET ASSETS           50,566,494        57,603,866
NET ASSETS:
Beginning net assets                           108,238,339        50,634,473
ENDING NET ASSETS                             $158,804,833      $108,238,339
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                       LifePath 2040 Master Portfolio
-----------------------------------------------------
          For the                             For the
       Year Ended                          Year Ended
February 28, 1997                   February 29, 1996
-----------------------------------------------------

     $  3,953,444                        $  2,303,138
       14,697,190                           4,521,411
           35,620                             169,434
       17,501,172                             (40,125)
           92,625                          22,384,421
       36,280,051                          29,338,279
       45,783,771                          80,123,105
       82,063,822                         109,461,384
      176,020,906                          66,559,522
     $258,084,728                        $176,020,906
------------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

  ORGANIZATION

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 21, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993 and had no operations prior to May 26, 1994. MIP is currently authorized to issue fourteen separate portfolios (the "Master Portfolios"), of which the following have commenced operations: the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, S&P 500 Index and U.S. Treasury Allocation Master Portfolios. The financial statements for the Asset Allocation, Bond Index, S&P 500 Index and U.S. Treasury Allocation Master Portfolios are presented separately.

  These Master Portfolios invest in a range of securities, generally including money market instruments, equities and U.S. government securities. The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  INVESTMENT POLICY AND SECURITY VALUATION

  Each Master Portfolio covered by this report follows an asset allocation strategy among three broad investment classes: equity and debt securities of issuers located throughout the world and cash in the form of money market instruments. The equity securities of the Master Portfolios are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

Debt securities, other than those maturing in 60 days or less, are valued at the latest quoted bid price. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986 (the "Code").

  FEDERAL INCOME TAXES

  Each Master Portfolio of MIP intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  FUTURES CONTRACTS

  The LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040 Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1997, the following Master Portfolio had open futures contracts outstanding:

                                                      Notional          Net
                  Number of                Expiration Contract   Unrealized
Master Portfolio  Contracts          Type        Date    Value Appreciation
---------------------------------------------------------------------------
LifePath 2040             2 S&P 500 Index March, 1997 $790,400      $52,500

  The LifePath 2040 Master Portfolio has pledged to brokers U.S. Treasury bills with a par value of $29,952 for initial margin requirements.

  REPURCHASE AGREEMENTS

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The adviser to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1997 by the Master Portfolios are collateralized by U.S. Government Securities.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


  ORGANIZATION EXPENSES

  Stephens, the co-administrator, sponsor and distributor for the Master Portfolios, has paid all expenses in connection with the Master Portfolios' organization and initial registration.

2. AGREEMENTS AND OTHER TRANSACTION WITH AFFILIATES

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of the LifePath Master Portfolios as compensation for its advisory services to such Master Portfolios. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Prior to October 21, 1996, Barclays Global Investors, N.A. ("BGI") served as custodian to each of the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, and LifePath 2040, Master Portfolios. BGI was not entitled to receive compensation for its custodial services so long as BGFA was entitled to receive fees for providing investment advisory services to the Master Portfolios.

  Effective October 21, 1996, a new custody agreement was adopted pursuant to which Investors Bank & Trust Company ("IBT") replaced BGI as custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Stagecoach Trust Funds.

  Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1997, these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding shares of beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


3. INVESTMENT PORTFOLIO TRANSACTIONS

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1997 are as follows:

                       LifePath     LifePath     LifePath    LifePath     LifePath
Aggregate                  2000         2010         2020        2030         2040
Purchases                Master       Master       Master      Master       Master
and Sales of:         Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
----------------------------------------------------------------------------------
U.S. Government
 Obligations
----------------------------------------------------------------------------------
Purchases at cost  $143,805,287 $117,676,864 $122,107,643 $38,149,610 $ 40,373,298
Sales proceeds      114,891,342   68,912,344   70,168,690  16,559,886   16,040,414
Other Securities:
----------------------------------------------------------------------------------
Purchases at cost    12,340,570   45,189,919   75,547,736  50,588,878  106,431,656
Sales proceeds       14,644,207   29,422,445   55,684,993  38,027,275   83,819,734

4. PORTFOLIO SECURITIES LOANED

  As of February 28, 1997, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The value of the securities on loan and the value of the related collateral were as follows:

                                 Securities  Collateral
-------------------------------------------------------
LifePath 2000 Master Portfolio  $18,423,174 $18,978,114
LifePath 2010 Master Portfolio  $22,681,569 $23,406,970
LifePath 2020 Master Portfolio  $35,546,661 $36,720,694
LifePath 2030 Master Portfolio  $21,842,237 $22,529,743
LifePath 2040 Master Portfolio  $31,275,995 $32,439,449

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


5. FINANCIAL HIGHLIGHTS

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                              LifePath  LifePath  LifePath  LifePath  LifePath
                                  2000      2010      2020      2030      2040
                                Master    Master    Master    Master    Master
Portfolio Turnover           Portfolio Portfolio Portfolio Portfolio Portfolio
------------------------------------------------------------------------------
For the Year Ended February
 28, 1997                         108%       73%       61%       42%       48%
For the Year Ended February
 29, 1996                          84%       39%       49%       39%       29%
For the Year Ended February
 28, 1995                          17%       24%       28%       40%        5%

  The average commission rates paid by the Master Portfolios are as follows:

                                          For the
                                       Year Ended
                                February 28, 1997
-------------------------------------------------
LifePath 2000 Master Portfolio            $0.0401
LifePath 2010 Master Portfolio             0.0404
LifePath 2020 Master Portfolio             0.0451
LifePath 2030 Master Portfolio             0.0364
LifePath 2040 Master Portfolio             0.0351

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT PORTFOLIO:

  We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Master Investment Portfolio (comprising, respectively, LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, and LifePath 2040 Master Portfolio) as of February 28, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended and the financial highlights set forth in Note 5 for each of the years in the two year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All periods indicated in Note 5 ending prior to March 1, 1995, were audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of February 28, 1997, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1997, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

/s/ KPMG Peat Marwick LLP

San Francisco, California
April 11, 1997

                                     NOTES
                                     -----

Barclays Global Fund Advisors ("BGFA") provides investment advisory services for the Funds. Wells Fargo Bank provides shareholder services and certain other services for the Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. BGFA is not affiliated with Stephens Inc.

The report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompa-nied or preceded by a current prospectus. For an additional prospectus contain-ing more complete information, including charges and expenses, call 1-800-776-0179. Read the prospectus carefully before you invest or send money.

MAC 0101-030

STAGECOACH INSTITUTIONAL FUNDS
c/o Wells Fargo Bank, N.A.
Transfer Agent
525 Market Street
San Francisco, CA 94105

DATED MATERIAL
PLEASE EXPEDITE


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